UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2016

Date of reporting period: November 30, 2015

Item 1. Schedules of Investments.

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.17%

BRAZIL — 3.47%
Aliansce Shopping Centers SA	278,300	$804,608
Alupar Investimento SA Units	217,800	787,534
Ambev SA	9,999,800	47,564,023
Arezzo Industria e Comercio SA	155,100	870,715
B2W Cia. Digital[a]	299,551	1,128,232
Banco Bradesco SA	1,664,652	10,203,233
Banco do Brasil SA	1,812,000	7,532,179
Banco Santander Brasil SA Units	888,800	3,356,658
BB Seguridade Participacoes SA	1,485,900	9,846,976
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,658,800	10,615,501
BR Malls Participacoes SA	962,500	3,148,692
BRF SA	1,402,900	19,703,642
CCR SA	1,903,400	6,221,865
CETIP SA — Mercados Organizados	494,617	4,644,706
Cia. de Saneamento Basico do Estado de Sao Paulo	730,000	3,524,401
Cia. Siderurgica Nacional SA	1,346,000	1,889,075
Cielo SA	1,813,992	16,252,028
Cosan SA Industria e Comercio	288,900	1,776,667
CPFL Energia SAa	481,805	1,935,162
Cyrela Brazil Realty SA Empreendimentos e Participacoes	612,000	1,154,083
Duratex SA	707,929	1,210,336
EcoRodovias Infraestrutura e Logistica SA	554,600	740,155
EDP — Energias do Brasil SA	575,000	1,741,646
Embraer SA	1,430,000	11,093,050
Equatorial Energia SA	401,776	3,598,591
Estacio Participacoes SA	630,700	2,158,206
EZ TEC Empreendimentos e Participacoes SA	167,957	561,450
Fibria Celulose SA	544,500	7,951,755
Fleury SA	246,800	1,020,868
Gafisa SAa	968,600	612,968
Hypermarcas SAa	737,700	4,216,666
Iguatemi Empresa de Shopping Centers SA	222,500	1,229,219
Iochpe Maxion SA	153,500	569,918
JBS SA	1,623,600	5,145,671
JSL SA	205,300	463,108
Klabin SA Units	1,196,600	7,245,829
Kroton Educacional SA	2,961,556	6,990,416
Light SA	249,100	686,497
Linx SA	90,600	1,114,337
Localiza Rent A Car SA	341,635	2,316,302
Lojas Americanas SA	301,625	923,613
Lojas Renner SA	1,378,700	6,156,717
M. Dias Branco SA	81,700	1,501,053
Magnesita Refratarios SAa	675,600	512,021
Marfrig Global Foods SAa	633,600	950,679
Minerva SAa	295,600	861,414
MRV Engenharia e Participacoes SA	656,000	1,382,691
Multiplan Empreendimentos Imobiliarios SA	196,300	2,133,886
Multiplus SA	121,300	1,168,165
Natura Cosmeticos SA	386,400	2,088,356
Odontoprev SA	697,900	1,771,975
Petroleo Brasileiro SAa	6,589,000	15,821,603
Porto Seguro SA	278,551	2,312,936
Qualicorp SA	516,000	1,944,785
Raia Drogasil SA	465,000	4,704,760
Sao Martinho SA	122,300	1,498,927

Security	Shares	Value

SLC Agricola SA	182,900	$804,156
Smiles SA	110,400	1,008,259
Somos Educacao SA	258,200	900,671
Sonae Sierra Brasil SA	103,800	430,420
Sul America SA	407,789	2,242,457
TIM Participacoes SA	1,824,500	3,561,612
TOTVS SA	279,408	2,386,360
Tractebel Energia SA	350,400	2,991,792
Transmissora Alianca de Energia Eletrica SA Units	200,700	902,391
Ultrapar Participacoes SA	776,200	12,424,825
Vale SA	3,065,500	10,302,164
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	159,600	1,751,228
Via Varejo SA	195,000	174,158
WEG SA	1,261,760	4,893,974

		304,135,016
CHILE — 1.05%
AES Gener SA	5,198,794	2,263,226
Aguas Andinas SA Series A	5,639,296	2,802,691
Banco de Chile	50,148,991	4,999,555
Banco de Credito e Inversiones	82,041	3,043,437
Banco Santander Chile	136,880,808	6,103,916
Cencosud SA	2,706,865	5,705,217
Cia. Cervecerias Unidas SA	339,585	3,792,651
Cia. Sud Americana de Vapores SAa	33,085,482	687,424
Colbun SA	17,988,387	4,449,050
CorpBanca SA	331,711,664	2,807,679
E.CL SA	1,260,044	1,698,062
Empresa Nacional de Electricidad SA/Chile	7,062,992	8,371,068
Empresa Nacional de Telecomunicaciones SA	266,310	2,380,353
Empresas CMPC SA	2,639,346	5,526,893
Empresas COPEC SA	960,932	8,240,596
Enersis SA	41,076,408	10,001,062
Inversiones Aguas Metropolitanas SA	986,532	1,374,435
Inversiones La Construccion SA	115,379	1,240,778
LATAM Airlines Group SAa	629,871	3,385,687
Parque Arauco SA	1,427,957	2,142,513
SACI Falabella	1,037,110	6,253,662
SalfaCorp SA	1,584,320	878,706
SONDA SA	1,172,034	1,972,694
Vina Concha y Toro SA	1,051,399	1,564,360

		91,685,715
CHINA — 25.90%
21Vianet Group Inc. ADR[a]	80,161	1,669,754
361 Degrees International Ltd.	2,770,000	1,057,695
500.com Ltd. ADR[a]	30,858	617,160
51job Inc. ADR[a]	33,493	1,063,738
58.com Inc. ADR[a]	83,274	5,013,928
AAC Technologies Holdings Inc.	1,609,000	11,280,923
Agile Property Holdings Ltd.[b]	3,600,500	1,927,525
Agricultural Bank of China Ltd. Class H	48,610,000	18,623,920
AGTech Holdings Ltd.[a,b]	5,536,000	1,206,901
Air China Ltd. Class H	3,854,000	3,107,283
Ajisen (China) Holdings Ltd.[b]	2,422,000	1,027,919
Alibaba Group Holding Ltd. ADR[a]	1,075,916	90,463,017
Alibaba Health Information Technology Ltd.[a,b]	5,462,000	4,178,260
Alibaba Pictures Group Ltd.[a,b]	22,870,000	5,575,926
Aluminum Corp. of China Ltd. Class Ha,b	9,112,000	2,903,352
Anhui Conch Cement Co. Ltd. Class H	2,643,500	7,212,382

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Anhui Expressway Co. Ltd. Class H	1,262,000	$1,064,697
Anta Sports Products Ltd.[b]	2,266,000	6,854,753
APT Satellite Holdings Ltd.[b]	1,119,500	948,808
Asia Cement China Holdings Corp.	1,383,000	380,006
AVIC International Holding HK Ltd.[a,b]	8,152,000	914,898
AviChina Industry & Technology Co. Ltd. Class H	4,666,000	3,960,588
Baidu Inc.[a]	295,467	64,402,942
Bank of China Ltd. Class H	169,030,000	75,008,637
Bank of Communications Co. Ltd. Class H	18,928,000	13,185,224
Baoxin Auto Group Ltd.[b]	2,173,500	902,827
Beijing Capital International Airport Co. Ltd. Class H	3,382,000	3,773,799
Beijing Capital Land Ltd. Class H	2,626,000	1,155,149
Beijing Enterprises Holdings Ltd.	1,134,000	7,072,917
Beijing Enterprises Medical & Health Group Ltd.[a]	11,754,000	1,106,872
Beijing Enterprises Water Group Ltd.	9,642,000	7,537,525
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,041,000	1,203,228
Belle International Holdings Ltd.	10,202,000	8,922,859
Biostime International Holdings Ltd.[b]	504,500	849,950
Bitauto Holdings Ltd. ADR[a]	41,796	1,122,223
Boer Power Holdings Ltd.[b]	738,000	1,435,644
Bosideng International Holdings Ltd.[b]	9,904,000	881,554
Brilliance China Automotive Holdings Ltd.	6,742,000	8,575,406
Byd Co. Ltd. Class Ha,b	1,436,500	7,764,414
BYD Electronic International Co. Ltd.[a]	1,906,500	1,111,640
C C Land Holdings Ltd.	4,075,000	1,124,943
CAR Inc.[a]	1,914,000	3,590,008
Carnival Group International Holdings Ltd.[a]	9,787,000	1,111,019
Central China Securities Co. Ltd. Class H	2,682,000	1,532,680
Century Sunshine Group Holdings Ltd.	4,695,000	539,032
CGN Power Co. Ltd. Class Hc	19,438,000	7,522,494
Chaowei Power Holdings Ltd.[a,b]	1,784,000	1,224,322
Cheetah Mobile Inc. ADR[a]	29,482	569,003
China Aerospace International Holdings Ltd.[b]	5,626,000	885,419
China Agri-Industries Holdings Ltd.[a]	5,548,200	1,939,592
China Aircraft Leasing Group Holdings Ltd.[b]	604,500	630,861
China Animal Healthcare Ltd.[a,b]	1,237,000	79,786
China Aoyuan Property Group Ltd.[b]	3,949,000	835,449
China BlueChemical Ltd. Class H	5,046,000	1,373,469
China Cinda Asset Management Co. Ltd. Class H	19,135,000	7,084,340
China CITIC Bank Corp. Ltd. Class Ha	17,553,000	11,072,591
China Coal Energy Co. Ltd. Class Hb	5,952,000	2,395,557
China Communications Construction Co. Ltd. Class H	9,427,000	10,896,087
China Communications Services Corp. Ltd. Class H	5,944,000	2,292,657
China Conch Venture Holdings Ltd.	3,005,000	6,303,098
China Construction Bank Corp. Class H	179,460,000	123,391,121
China COSCO Holdings Co. Ltd. Class Ha,b	4,551,000	2,900,166
China Datang Corp. Renewable Power Co. Ltd. Class Ha	8,423,000	988,774
China Dongxiang Group Co. Ltd.[b]	7,725,000	1,933,255
China Dynamics Holdings Ltd.[a,b]	9,620,000	632,899
China Electronics Corp. Holdings Co. Ltd.[b]	2,462,000	895,625
China Everbright Bank Co. Ltd. Class H	7,311,000	3,300,911
China Everbright International Ltd.	5,519,000	8,358,292
China Everbright Ltd.	2,042,000	4,704,638
China Fiber Optic Network System Group Ltd.[a,b]	6,784,800	717,695
China Foods Ltd.[a]	2,204,000	1,029,222
China Galaxy Securities Co. Ltd. Class H	7,205,000	6,561,872
China Gas Holdings Ltd.	3,852,000	5,475,918
China Harmony New Energy Auto Holding Ltd.[b]	1,879,500	1,457,155
China High Speed Transmission Equipment Group Co. Ltd.[a]	2,326,000	1,959,350
China Huarong Energy Co. Ltd.[a,b]	15,343,000	583,877
China Huishan Dairy Holdings Co. Ltd.[b]	13,926,000	5,173,779
China Huiyuan Juice Group Ltd.[a]	2,055,000	1,108,095
China Innovationpay Group Ltd.[a,b]	12,708,000	737,698

Security	Shares	Value

China International Marine Containers Group Co. Ltd. Class H	1,146,100	$2,004,801
China Jinmao Holdings Group Ltd.	8,258,000	2,503,409
China Lesso Group Holdings Ltd.[b]	2,663,000	2,119,558
China Life Insurance Co. Ltd. Class H	15,907,000	54,890,995
China Lilang Ltd.	1,621,000	1,267,199
China Longyuan Power Group Corp. Ltd.	7,082,000	5,892,569
China LotSynergy Holdings Ltd.[b]	22,080,000	1,068,118
China Lumena New Materials Corp.[a,b]	2,584,000	33,334
China Medical System Holdings Ltd.	2,619,000	3,615,000
China Mengniu Dairy Co. Ltd.	6,059,000	9,645,065
China Merchants Bank Co. Ltd. Class H	9,767,464	22,957,216
China Merchants Holdings International Co. Ltd.	2,542,000	8,263,521
China Merchants Land Ltd.[b]	3,450,000	707,628
China Metal Recycling Holdings Ltd.[a]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	12,534,100	12,013,540
China Mobile Ltd.	13,129,000	149,209,541
China Modern Dairy Holdings Ltd.[b]	5,565,000	1,543,450
China National Building Material Co. Ltd. Class H	6,422,000	3,446,297
China National Materials Co. Ltd. Class H	2,869,000	606,965
China New City Commercial Development Ltd.[a]	734,000	979,052
China New Town Development Co. Ltd.[a]	10,607,500	389,984
China Ocean Shipbuilding Industry Group Ltd.[a]	26,600,000	857,849
China Oceanwide Holdings Ltd.[a,b]	9,764,000	1,372,914
China Oil and Gas Group Ltd.[a,b]	18,008,000	1,393,817
China Oilfield Services Ltd. Class H	3,974,000	3,952,495
China Overseas Grand Oceans Group Ltd.[b]	2,996,000	1,039,640
China Overseas Land & Investment Ltd.	8,484,000	28,126,962
China Pacific Insurance Group Co. Ltd. Class H	5,651,400	23,256,040
China Petroleum & Chemical Corp. Class H	54,300,200	33,272,396
China Power International Development Ltd.	7,182,000	3,826,348
China Power New Energy Development Co. Ltd.[b]	12,840,000	910,997
China Railway Construction Corp. Ltd. Class H	4,208,000	5,591,161
China Railway Group Ltd. Class H	8,539,000	7,093,849
China Rare Earth Holdings Ltd.[a,b]	8,339,200	699,241
China Regenerative Medicine International Ltd.[a,b]	28,040,000	1,573,462
China Resources Beer Holdings Co. Ltd.	2,692,000	5,236,793
China Resources Gas Group Ltd.	1,958,000	5,468,392
China Resources Land Ltd.	5,977,777	16,078,103
China Resources Power Holdings Co. Ltd.	4,216,000	7,940,402
China SCE Property Holdings Ltd.	5,136,200	1,126,367
China Seven Star Holdings Ltd.	5,160,000	625,701
China Shanshui Cement Group Ltd.[a,b]	3,521,000	522,340
China Shenhua Energy Co. Ltd. Class H	7,206,000	11,247,828
China Shineway Pharmaceutical Group Ltd.	1,345,000	1,752,398
China Shipping Container Lines Co. Ltd. Class Ha,b	6,554,000	2,629,395
China Singyes Solar Technologies Holdings Ltd.[b]	1,433,000	985,286
China Southern Airlines Co. Ltd. Class H	3,828,000	2,799,910
China State Construction International Holdings Ltd.	4,012,000	6,055,302
China Suntien Green Energy Corp. Ltd. Class Hb	5,677,000	930,061
China Taiping Insurance Holdings Co. Ltd.[a]	3,521,908	10,608,499
China Telecom Corp. Ltd. Class H	29,922,000	14,667,742
China Traditional Chinese Medicine Co. Ltd.[a,b]	4,020,000	2,810,699
China Travel International Investment Hong Kong Ltd.[b]	6,146,000	2,513,280
China Unicom Hong Kong Ltd.	13,020,000	16,123,943
China Vanke Co. Ltd. Class H	2,848,087	7,098,219
China Water Affairs Group Ltd.	2,622,000	1,349,568
China Yurun Food Group Ltd.[a,b]	4,481,000	878,633
China ZhengTong Auto Services Holdings Ltd.[b]	2,465,500	1,008,215
Chinasoft International Ltd.[a,b]	3,776,000	1,729,217
Chlitina Holding Ltd.	59,000	657,022
Chongqing Changan Automobile Co. Ltd. Class B	1,924,300	3,723,515
Chongqing Rural Commercial Bank Co. Ltd. Class H	5,592,000	3,296,647
CIFI Holdings Group Co. Ltd.[b]	6,802,000	1,482,902

2

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

CIMC Enric Holdings Ltd.[b]	1,446,000	$932,669
CITIC Ltd.	9,348,000	16,400,106
CITIC Resources Holdings Ltd.[a,b]	8,252,000	936,766
CITIC Securities Co. Ltd. Class H	4,663,500	10,696,280
CNOOC Ltd.	38,035,000	42,097,833
Cogobuy Group[a,b,c]	983,000	1,313,718
Colour Life Services Group Co. Ltd.	911,000	770,923
Comba Telecom Systems Holdings Ltd.[b]	3,978,491	749,308
Concord New Energy Group Ltd.	9,620,000	620,489
Coolpad Group Ltd.[a]	6,432,000	1,153,320
COSCO International Holdings Ltd.[b]	1,970,000	1,115,629
COSCO Pacific Ltd.	2,916,000	3,771,791
Country Garden Holdings Co. Ltd.	12,112,733	4,546,992
CPMC Holdings Ltd.[b]	1,647,000	981,578
Credit China Holdings Ltd.[b]	5,284,000	1,833,598
CRRC Corp. Ltd. Class H	9,415,750	12,049,128
CSPC Pharmaceutical Group Ltd.	9,190,000	8,642,354
CT Environmental Group Ltd.[b]	6,032,000	1,984,223
Ctrip.com International Ltd.[a]	154,554	16,538,824
Dah Chong Hong Holdings Ltd.[b]	2,410,000	1,212,469
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,258,300	7,474,857
Daphne International Holdings Ltd.[a]	4,118,000	764,958
Datang International Power Generation Co. Ltd. Class H	5,794,000	1,868,562
Dawnrays Pharmaceutical Holdings Ltd.[b]	1,384,000	1,081,926
Dazhong Transportation Group Co. Ltd. Class B	1,159,800	1,286,218
Digital China Holdings Ltd.	2,057,000	2,345,717
Dongfeng Motor Group Co. Ltd. Class H	6,052,000	8,228,650
Dongjiang Environmental Co. Ltd. Class Hb	532,500	890,253
Dongyue Group Ltd.	4,900,000	1,295,803
Double Coin Holdings Ltd. Class B	486,800	559,333
Eastern Communications Co. Ltd. Class B	709,100	593,517
ENN Energy Holdings Ltd.	1,654,000	8,385,271
EverChina International Holdings Co. Ltd.[a]	15,900,000	615,329
Evergrande Real Estate Group Ltd.[b]	11,049,000	8,708,698
Fantasia Holdings Group Co. Ltd.[b]	5,433,000	630,770
Far East Horizon Ltd.	4,129,000	3,584,668
FDG Electric Vehicles Ltd.[a,b]	30,805,000	1,986,919
First Tractor Co. Ltd. Class Hb	1,116,000	751,491
Fosun International Ltd.[b]	4,641,000	8,285,843
Fufeng Group Ltd.[b]	2,491,400	1,185,929
Fullshare Holdings Ltd.[a]	8,965,000	2,035,410
GCL-Poly Energy Holdings Ltd.[a,b]	24,338,000	4,615,208
Geely Automobile Holdings Ltd.	11,925,000	6,260,973
GF Securities Co. Ltd.[a,b]	2,945,000	7,134,605
Glorious Property Holdings Ltd.[a]	7,750,000	819,794
Golden Eagle Retail Group Ltd.[b]	1,429,000	1,841,564
Goldin Properties Holdings Ltd.[a,b]	2,544,000	2,001,870
GOME Electrical Appliances Holding Ltd.	26,830,000	4,603,216
Goodbaby International Holdings Ltd.[a,b]	2,914,000	1,135,234
Great Wall Motor Co. Ltd. Class H	6,788,000	8,327,438
Greatview Aseptic Packaging Co. Ltd.[b]	3,067,000	1,325,402
Greentown China Holdings Ltd.[a]	1,380,000	1,393,894
Guangdong Investment Ltd.	6,276,000	8,565,597
Guangdong Land Holdings Ltd.[a]	2,550,000	625,004
Guangzhou Automobile Group Co. Ltd. Class H	4,562,000	4,366,648
Guangzhou R&F Properties Co. Ltd. Class H	2,186,400	2,462,254
Haier Electronics Group Co. Ltd.	2,919,000	5,234,051
Haitian International Holdings Ltd.	1,643,000	2,551,838
Haitong Securities Co. Ltd. Class H	6,917,600	11,939,897
Hanergy Thin Film Power Group Ltd.[a,b]	16,366,612	21
Hangzhou Steam Turbine Co. Ltd. Class B	831,400	1,319,814
Harbin Electric Co. Ltd. Class Hb	2,124,000	1,063,103
HC International Inc.[a,b]	1,348,000	808,597

Security	Shares	Value

Hengan International Group Co. Ltd.	1,608,500	$16,163,952
Hengdeli Holdings Ltd.[b]	7,786,800	1,074,810
Hi Sun Technology (China) Ltd.[a,b]	4,809,000	998,780
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	1,209,000	630,081
Honbridge Holdings Ltd.[a,b]	7,600,000	1,000,006
Honghua Group Ltd.[a,b]	9,037,000	641,174
Hopson Development Holdings Ltd.[a,b]	1,630,000	1,465,580
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Hb	11,180,288	1,600,903
Hua Hong Semiconductor Ltd.[a,c]	458,000	441,342
Huabao International Holdings Ltd.[b]	5,021,000	1,593,362
Huadian Power International Corp. Ltd. Class H	3,480,000	2,199,705
Huajun Holdings Ltd.	452,000	57,725
Huaneng Power International Inc. Class H	9,092,000	7,928,575
Huaneng Renewables Corp. Ltd. Class H	9,300,000	2,783,300
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	374,400	723,715
Huatai Securities Co. Ltd.[a,c]	2,242,200	5,426,205
iKang Healthcare Group Inc. ADR[a]	73,860	1,440,270
Industrial & Commercial Bank of China Ltd. Class H	157,205,000	95,110,450
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,551,716	1,880,615
Intime Retail Group Co. Ltd.[b]	2,467,500	2,390,486
JD.com Inc. ADR[a]	372,674	11,433,638
Jiangnan Group Ltd.	5,690,000	1,211,115
Jiangsu Expressway Co. Ltd. Class H	2,818,000	3,649,755
Jiangsu Future Land Co. Ltd. Class Ba	1,288,800	2,855,981
Jiangxi Copper Co. Ltd. Class H	3,005,000	3,593,464
JinkoSolar Holding Co. Ltd.[a]	33,425	852,337
Ju Teng International Holdings Ltd.	2,448,000	1,329,482
Jumei International Holding Ltd. ADR[a]	96,837	849,260
K Wah International Holdings Ltd.	355,000	153,413
Kaisa Group Holdings Ltd.[a,b]	2,773,000	178,858
Kama Co. Ltd.[a]	641,100	760,345
Kingboard Chemical Holdings Ltd.	1,486,200	2,139,590
Kingboard Laminates Holdings Ltd.	2,611,500	1,104,976
Kingdee International Software Group Co. Ltd.[b]	4,596,000	2,223,312
Kingsoft Corp. Ltd.[b]	1,880,000	4,995,904
Konka Group Co. Ltd. Class B	1,675,800	862,550
Kunlun Energy Co. Ltd.	6,988,000	6,120,850
KWG Property Holding Ltd.	2,676,000	1,912,427
Lao Feng Xiang Co. Ltd. Class B	506,717	2,018,254
Launch Tech Co. Ltd.[a]	359,000	559,436
Lee & Man Paper Manufacturing Ltd.	3,384,000	1,946,948
Lenovo Group Ltd.[b]	14,442,000	15,276,724
Leyou Technologies Holdings Ltd.[a,b]	7,755,000	710,279
Li Ning Co. Ltd.[a,b]	3,579,000	1,869,846
Lianhua Supermarket Holdings Co. Ltd. Class Ha,b	1,629,000	687,160
Lifetech Scientific Corp.[a,b]	4,388,000	786,811
Livzon Pharmaceutical Group Inc. Class H	159,770	718,269
Longfor Properties Co. Ltd.	3,272,500	4,483,253
Lonking Holdings Ltd.	8,222,000	1,368,221
Luthai Textile Co. Ltd. Class B	842,492	1,183,539
Luye Pharma Group Ltd.[a]	3,142,000	2,735,892
Microport Scientific Corp.[a,b]	2,546,000	1,001,722
MIE Holdings Corp.[a]	4,362,000	540,189
Minth Group Ltd.	1,586,000	3,183,478
MMG Ltd.[a,b]	5,048,000	1,048,417
Momo Inc. ADR[a]	49,570	657,794
National Agricultural Holdings Ltd.[a,b]	2,096,000	1,035,569
NetDragon Websoft Inc.[b]	459,000	1,563,168
Netease Inc.	85,868	14,310,761
New China Life Insurance Co. Ltd. Class H	1,697,000	7,027,096
New Oriental Education & Technology Group Inc. ADR	151,295	4,390,581
New World China Land Ltd.	5,902,000	4,050,418
New World Department Store China Ltd.	3,709,000	588,506

3

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Nexteer Automotive Group Ltd.[b]	1,825,000	$2,012,881
Nine Dragons Paper (Holdings) Ltd.	3,708,000	2,157,274
Noah Holdings Ltd. ADR[a]	35,667	1,174,158
North Mining Shares Co. Ltd.[a,b]	41,610,000	450,885
Parkson Retail Group Ltd.[b]	6,100,000	779,030
PAX Global Technology Ltd.[b]	1,814,000	2,244,114
People’s Insurance Co. Group of China Ltd. (The) Class H	14,287,000	7,372,081
PetroChina Co. Ltd. Class H	45,076,000	32,039,520
Phoenix Healthcare Group Co. Ltd.[b]	1,010,000	1,451,428
Phoenix Satellite Television Holdings Ltd.[b]	4,918,000	1,173,679
PICC Property & Casualty Co. Ltd. Class H	7,411,360	16,080,996
Ping An Insurance Group Co. of China Ltd. Class H	11,155,000	61,085,243
Poly Property Group Co. Ltd.[b]	4,964,000	1,549,659
Qunar Cayman Islands Ltd. ADR[a]	60,758	2,735,933
Real Nutriceutical Group Ltd.[b]	3,969,000	512,000
Renhe Commercial Holdings Co. Ltd.[a,b]	35,098,000	1,697,863
REXLot Holdings Ltd.[b]	19,550,000	252,195
Road King Infrastructure Ltd.[b]	1,250,000	1,081,986
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	3,472,000	752,451
Semiconductor Manufacturing International Corp.[a]	58,641,000	6,127,389
Shandong Airlines Co. Ltd. Class B	335,500	876,841
Shandong Chenming Paper Holdings Ltd. Class H	979,000	670,604
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	506,000	801,563
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,456,000	3,161,527
Shang Gong Group Co. Ltd. Class Ba	616,700	699,955
Shanghai Baosight Software Co. Ltd. Class B	282,500	1,187,630
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	994,000	716,674
Shanghai Electric Group Co. Ltd. Class Hb	5,448,000	3,380,424
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class Hb	900,500	2,915,724
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	962,700	659,450
Shanghai Haixin Group Co. Class B	950,900	800,658
Shanghai Industrial Holdings Ltd.	1,162,000	3,035,430
Shanghai Industrial Urban Development Group Ltd.[b]	5,110,000	942,640
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	3,032,000	1,157,737
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	371,900	688,759
Shanghai Jinjiang International Travel Co. Ltd. Class B	166,900	816,141
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	598,800	996,403
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	330,000	1,320,000
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,556,800	3,418,074
Shanghai Potevio Co. Ltd. Class Ba	321,400	587,519
Shanghai Shibei Hi-Tech Co. Ltd. Class B	568,900	678,129
Shenzhen Expressway Co. Ltd. Class H	1,886,000	1,561,945
Shenzhen International Holdings Ltd.	2,686,250	4,421,668
Shenzhen Investment Ltd.	6,458,000	2,790,820
Shenzhou International Group Holdings Ltd.	1,308,000	6,867,382
Shimao Property Holdings Ltd.	3,004,000	5,014,449
Shougang Concord International Enterprises Co. Ltd.[a,b]	18,242,000	705,964
Shougang Fushan Resources Group Ltd.[b]	7,902,000	1,060,131
Shui On Land Ltd.	7,940,166	2,191,959
Shunfeng International Clean Energy Ltd.[a]	5,386,000	1,688,347
Sihuan Pharmaceutical Holdings Group Ltd.	6,629,000	855,140
Sina Corp.[a]	59,687	3,018,372
Sino Biopharmaceutical Ltd.	10,312,000	9,724,098
Sino Oil And Gas Holdings Ltd.[a,b]	34,660,000	912,111
Sino-Ocean Land Holdings Ltd.	7,385,000	4,144,086
Sinofert Holdings Ltd.	5,908,000	914,557
Sinolink Worldwide Holdings Ltd.[a,b]	6,064,000	774,432
Sinopec Engineering Group Co. Ltd. Class H	2,785,000	2,155,587
Sinopec Kantons Holdings Ltd.[b]	2,720,000	1,435,097
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	7,635,000	2,728,210
Sinopharm Group Co. Ltd. Class H	2,586,800	10,861,827
Sinosoft Technology Group Ltd.	1,278,000	764,958
Sinotrans Ltd. Class H	4,154,000	2,411,393

Security	Shares	Value

Sinotrans Shipping Ltd.[b]	5,174,500	$994,589
Skyworth Digital Holdings Ltd.	4,694,000	3,094,233
SMI Holdings Group Ltd.	10,684,000	1,130,152
SOHO China Ltd.[b]	4,870,500	1,985,408
Sohu.com Inc.[a]	37,847	1,901,812
SouFun Holdings Ltd. ADR	305,252	2,045,188
Sound Global Ltd.[a,b]	1,007,000	259,806
SSY Group Ltd.[b]	5,730,411	1,456,267
Sun Art Retail Group Ltd.[b]	5,382,500	4,228,539
Sunac China Holdings Ltd.[b]	4,220,000	2,814,440
Sunny Optical Technology Group Co. Ltd.[b]	1,664,000	3,786,526
Superb Summit International Group Ltd.[a,b]	6,035,000	77,851
TAL Education Group Class A ADR[a]	54,956	2,420,262
Tarena International Inc. ADR[a]	38,347	1,183,005
TCC International Holdings Ltd.[b]	4,082,000	753,005
TCL Communication Technology Holdings Ltd.[b]	1,565,000	1,158,818
TCL Multimedia Technology Holdings Ltd.[b]	1,756,000	994,439
Tech Pro Technology Development Ltd.[a,b]	12,998,000	3,336,711
Technovator International Ltd.[a,b]	1,230,000	794,935
Tencent Holdings Ltd.	11,050,100	219,948,585
Tiangong International Co. Ltd.[b]	6,984,000	612,636
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	732,000	610,004
Tianjin Development Holdings Ltd.	1,618,000	1,054,044
Tianjin Port Development Holdings Ltd.[b]	5,464,000	852,874
Tianneng Power International Ltd.[a]	2,162,000	1,787,733
Tibet 5100 Water Resources Holdings Ltd.[b]	4,849,000	1,444,951
Tingyi Cayman Islands Holding Corp.[b]	4,334,000	6,272,935
Tong Ren Tang Technologies Co. Ltd. Class H	1,549,000	2,381,863
Tongda Group Holdings Ltd.	7,560,000	1,394,591
Towngas China Co. Ltd.[b]	2,890,000	1,744,748
TravelSky Technology Ltd. Class H	2,099,000	3,590,418
Tsingtao Brewery Co. Ltd. Class H	852,000	3,819,297
United Photovoltaics Group Ltd.[a]	1,318,000	129,217
Universal Health International Group Holding Ltd.[b]	3,014,000	1,131,424
V1 Group Ltd.[b]	15,002,000	1,083,743
Vinda International Holdings Ltd.[b]	599,000	1,208,517
Vipshop Holdings Ltd. ADR[a]	433,833	7,171,259
Viva China Holdings Ltd.[a,b]	8,312,000	772,017
Wanda Hotel Development Co. Ltd.[a,b]	3,257,000	483,175
Want Want China Holdings Ltd.[b]	13,076,000	10,272,620
Wasion Group Holdings Ltd.	1,404,000	1,601,063
Weichai Power Co. Ltd. Class H	2,182,000	2,251,821
Weiqiao Textile Co. Class H	1,745,000	715,833
Welling Holding Ltd.[b]	4,178,000	743,766
West China Cement Ltd.[a]	6,564,000	1,312,470
Wisdom Sports Group[b]	1,766,000	1,207,412
Wumart Stores Inc. Class Ha	1,053,000	756,611
Xiamen International Port Co. Ltd. Class H	2,600,000	654,029
Xingda International Holdings Ltd.	4,011,000	864,088
Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,275,000	1,179,284
Xinyi Solar Holdings Ltd.[b]	6,092,000	2,467,622
XTEP International Holdings Ltd.	2,125,500	1,266,754
Yanchang Petroleum International Ltd.[a]	23,090,000	673,165
Yanzhou Coal Mining Co. Ltd. Class Hb	4,074,000	1,860,430
Yingde Gases Group Co. Ltd.	3,327,000	1,373,383
Youku Tudou Inc.[a]	131,673	3,538,054
Yuanda China Holdings Ltd.	12,964,000	602,047
YuanShengTai Dairy Farm Ltd.[a,b]	11,066,000	842,232
Yuexiu Property Co. Ltd.	16,162,880	2,710,511
Yuexiu REIT	3,112,000	1,641,920
Yuexiu Transport Infrastructure Ltd.[b]	2,088,000	1,392,548
Yuxing InfoTech Investment Holdings Ltd.[b]	2,882,000	832,781
Yuzhou Properties Co. Ltd.[b]	4,927,400	1,194,991

4

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

YY Inc. ADR[a]	34,947	$2,117,089
Zhaojin Mining Industry Co. Ltd. Class Hb	2,402,000	1,276,613
Zhejiang Expressway Co. Ltd. Class H	3,284,000	3,990,645
Zhonglu Co. Ltd. Class Ba	233,000	743,037
Zhongsheng Group Holdings Ltd.	1,864,500	894,735
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,140,000	7,529,460
Zijin Mining Group Co. Ltd. Class H	12,320,000	3,083,198
ZTE Corp. Class H	1,629,640	3,662,089

		2,270,682,048
COLOMBIA — 0.25%
Almacenes Exito SA	465,997	1,554,175
Cementos Argos SA	926,124	2,753,419
Corp. Financiera Colombiana SA	17,160	209,521
Corp. Financiera Colombiana SA New[a]	1,764	21,491
Corp. Financiera Colombiana SA/CD	190,617	2,155,455
Ecopetrol SA	10,339,618	4,285,903
Grupo Argos SA/Colombia	632,429	3,141,781
Grupo de Inversiones Suramericana SA	529,779	5,445,410
Interconexion Electrica SA ESP	891,778	1,926,163

		21,493,318
CZECH REPUBLIC — 0.17%
CEZ AS	344,431	6,254,983
Komercni Banka AS	36,068	7,324,810
Pegas Nonwovens SAb	35,851	980,100
Philip Morris CR AS	1,245	578,612

		15,138,505
EGYPT — 0.24%
Commercial International Bank Egypt SAE	1,726,767	9,491,645
Egypt Kuwait Holding Co. SAE	1,490,038	774,820
Egyptian Financial Group-Hermes Holding Co.[a]	1,311,964	1,300,227
Ezz Steel[a]	663,634	683,123
Global Telecom Holding SAE[a]	5,774,092	1,179,884
Global Telecom Holding SAE GDR[a]	230,928	259,794
Juhayna Food Industries	1,050,122	1,044,751
Orascom Telecom Media And Technology Holding SAE[a]	9,520,449	656,578
Orascom Telecom Media And Technology Holding SAE GDR[a]	50,000	26,000
Palm Hills Developments SAE[a]	4,051,178	1,091,690
Pioneers Holding For Financial Investments SAE[a]	966,338	767,635
Six of October Development & Investment[a]	833,420	800,419
South Valley Cement[a]	1,701,030	764,698
Talaat Moustafa Group	2,366,332	1,780,026

		20,621,290
GREECE — 0.26%
Alpha Bank AEa	12,423,094	616,671
Athens Water Supply & Sewage Co. SA (The)	61,498	363,726
Eurobank Ergasias SAa	29,983,159	443,334
FF Group	86,530	1,690,691
Hellenic Exchanges-Athens Stock Exchange SA	196,145	1,035,793
Hellenic Telecommunications Organization SA	535,184	5,177,550
Intralot SA-Integrated Lottery Systems & Services[a]	306,712	447,029
JUMBO SA	243,857	2,485,354
Metka SA	91,247	770,964
Motor Oil Hellas Corinth Refineries SAa	153,287	1,703,126
Mytilineos Holdings SA	237,758	1,047,121
National Bank of Greece SAa,b	3,481,843	297,865

Security	Shares	Value

OPAP SA	507,529	$3,430,572
Piraeus Bank SAa	8,173,555	86,325
Piraeus Port Authority SA	15,225	233,158
Public Power Corp. SA	108,854	596,674
Titan Cement Co. SA	114,763	2,060,519

		22,486,472
HUNGARY — 0.24%
Magyar Telekom Telecommunications PLC[a]	1,226,714	1,675,499
MOL Hungarian Oil & Gas PLC	71,874	3,296,706
OTP Bank PLC	483,822	9,978,126
Richter Gedeon Nyrt	313,243	5,949,328

		20,899,659
INDIA — 8.71%
ACC Ltd.	123,934	2,499,412
Adani Enterprises Ltd.	662,216	818,642
Adani Ports & Special Economic Zone Ltd.	1,856,143	7,454,647
Adani Power Ltd.[a]	2,232,271	1,028,141
Adani Transmissions Ltd.[a]	1,333,411	774,181
Aditya Birla Nuvo Ltd.	93,429	2,952,009
AIA Engineering Ltd.	110,628	1,466,935
Ajanta Pharma Ltd.	62,181	1,238,396
Alstom T&D India Ltd.	194,689	1,428,878
Amara Raja Batteries Ltd.	127,387	1,671,578
Ambuja Cements Ltd.	1,635,056	4,879,043
Apollo Hospitals Enterprise Ltd.	185,407	3,658,210
Apollo Tyres Ltd.	554,589	1,350,383
Arvind Ltd.	340,541	1,621,344
Ashok Leyland Ltd.	2,657,798	3,772,076
Asian Paints Ltd.	653,128	8,216,155
Aurobindo Pharma Ltd.	589,747	7,164,468
Bajaj Auto Ltd.	180,859	6,727,097
Balkrishna Industries Ltd.	112,170	1,106,470
Bayer CropScience Ltd./India	26,121	1,318,551
Berger Paints India Ltd.	463,539	1,530,642
Bharat Forge Ltd.	239,545	3,056,710
Bharat Heavy Electricals Ltd.	1,344,760	3,531,622
Bharat Petroleum Corp. Ltd.	397,584	5,378,762
Bharti Airtel Ltd.	2,591,016	12,996,867
Bharti Infratel Ltd.	1,064,068	6,139,683
Biocon Ltd.	145,954	1,010,872
Blue Dart Express Ltd.	13,903	1,543,503
Bosch Ltd.	16,609	4,647,418
Cadila Healthcare Ltd.	494,081	2,971,676
Cairn India Ltd.	937,634	1,892,008
Ceat Ltd.	52,002	800,334
Century Textiles & Industries Ltd.	88,427	774,756
CESC Ltd.	193,270	1,596,206
Cipla Ltd.	771,159	7,446,651
Coal India Ltd.	1,522,205	7,548,794
Container Corp. of India Ltd.	89,361	1,863,771
Credit Analysis & Research Ltd.	60,238	1,171,051
CRISIL Ltd.	58,931	1,757,674
Crompton Greaves Ltd.	881,253	2,549,691
Dabur India Ltd.	1,272,413	5,202,853
DCB Bank Ltd.[a]	724,052	928,216
Dewan Housing Finance Corp. Ltd.	425,546	1,426,254
Dish TV India Ltd.[a]	968,044	1,569,958
Divi’s Laboratories Ltd.	203,900	3,518,808
DLF Ltd.	126	217

5

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Dr. Reddy’s Laboratories Ltd.	259,517	$12,100,022
Eicher Motors Ltd.	27,214	6,830,100
Exide Industries Ltd.	320,469	714,450
Federal Bank Ltd.	3,146,089	2,770,616
Finolex Cables Ltd.	318,102	1,217,430
GAIL (India) Ltd.	838,352	4,592,038
Gateway Distriparks Ltd.	244,768	1,255,145
GlaxoSmithKline Consumer Healthcare Ltd.	26,155	2,301,467
Glenmark Pharmaceuticals Ltd.	317,472	4,672,418
GMR Infrastructure Ltd.[a]	3,985,492	989,572
Godrej Consumer Products Ltd.	271,395	4,998,139
Godrej Industries Ltd.	262,818	1,508,774
GRUH Finance Ltd.	347,227	1,331,241
Gujarat Pipavav Port Ltd.[a]	396,776	962,251
Havells India Ltd.	625,033	2,679,517
HCL Technologies Ltd.	1,218,647	15,923,496
Hero Motocorp Ltd.	108,928	4,410,967
Hexaware Technologies Ltd.	269,091	1,007,451
Hindalco Industries Ltd.	2,585,653	2,988,892
Hindustan Unilever Ltd.	1,639,564	19,886,063
Housing Development & Infrastructure Ltd.[a]	799,678	855,405
Housing Development Finance Corp. Ltd.	3,212,973	58,383,511
ICICI Bank Ltd.	2,466,899	10,168,487
Idea Cellular Ltd.	2,425,075	5,144,484
IFCI Ltd.	1,795,265	758,183
India Cements Ltd. (The)[a]	612,695	817,631
Indiabulls Housing Finance Ltd.	646,572	6,661,181
Indian Hotels Co. Ltd.[a]	1,080,851	1,519,402
Infosys Ltd.	3,933,225	64,195,566
IRB Infrastructure Developers Ltd.	408,844	1,562,262
ITC Ltd.	4,828,913	24,816,505
Jain Irrigation Systems Ltd.	1,127,912	1,133,750
Jaiprakash Associates Ltd.[a]	3,244,429	627,907
Jammu & Kashmir Bank Ltd. (The)	719,818	917,389
Jindal Steel & Power Ltd.[a]	894,003	1,221,869
JSW Steel Ltd.	202,417	2,739,789
Jubilant Foodworks Ltd.	52,746	1,221,376
Just Dial Ltd.	73,192	1,031,913
Kajaria Ceramics Ltd.	109,169	1,547,332
Karur Vysya Bank Ltd. (The)	262,632	1,782,336
KPIT Technologies Ltd.	423,121	976,946
Larsen & Toubro Ltd.	691,280	14,255,997
LIC Housing Finance Ltd.	644,792	4,687,813
Lupin Ltd.	483,624	12,965,448
Mahindra & Mahindra Financial Services Ltd.	709,029	2,476,895
Mahindra & Mahindra Ltd.	798,396	16,356,008
Marico Ltd.	551,938	3,499,761
Marksans Pharma Ltd.	545,849	822,602
Maruti Suzuki India Ltd.	185,829	12,843,682
MAX India Ltd.	325,116	2,573,906
MindTree Ltd.	124,414	2,679,600
Motherson Sumi Systems Ltd.	707,972	3,072,782
Mphasis Ltd.	214,012	1,599,110
MRF Ltd.	2,686	1,566,189
NCC Ltd./India	895,045	1,041,343
Nestle India Ltd.	57,222	5,029,664
NIIT Technologies Ltd.	123,161	1,052,841
NTPC Ltd.	2,535,512	4,979,349
Oil & Natural Gas Corp. Ltd.	1,825,192	6,411,653
Page Industries Ltd.	13,282	2,588,849
Persistent Systems Ltd.	117,499	1,177,811
PI Industries Ltd.	155,541	1,490,771
Piramal Enterprises Ltd.	166,418	2,354,644

Security	Shares	Value

Power Finance Corp. Ltd.	629,982	$2,015,980
PTC India Ltd.	1,154,309	1,134,307
Rajesh Exports Ltd.	191,638	2,031,239
Rallis India Ltd.	355,371	1,005,254
Ramco Cements Ltd. (The)	238,994	1,363,401
Raymond Ltd.	150,354	938,937
Redington India Ltd.	726,545	1,269,315
Reliance Capital Ltd.	273,148	1,794,077
Reliance Communications Ltd.[a]	1,978,676	2,250,148
Reliance Industries Ltd.	2,771,577	40,160,943
Reliance Infrastructure Ltd.	253,260	1,717,593
Rural Electrification Corp. Ltd.	686,819	2,408,065
Shree Cement Ltd.	20,436	3,405,412
Shree Renuka Sugars Ltd.[a]	5,182,895	1,018,617
Shriram Transport Finance Co. Ltd.	348,346	4,568,138
Siemens Ltd.	177,153	3,290,174
Sintex Industries Ltd.	635,585	995,977
SKS Microfinance Ltd.[a]	267,139	1,813,724
Sobha Ltd.	215,624	1,000,724
SRF Ltd.	40,234	770,032
State Bank of India	3,299,805	12,386,336
Strides Arcolab Ltd.	96,668	1,989,341
Sun Pharma Advanced Research Co. Ltd.[a]	163,658	844,500
Sun Pharmaceuticals Industries Ltd.	2,075,390	22,718,600
Sun TV Network Ltd.	229,792	1,390,198
Sundaram Finance Ltd.	84,177	1,839,821
Suzlon Energy Ltd.[a]	4,643,412	1,511,695
Tata Communications Ltd.	115,554	748,228
Tata Consultancy Services Ltd.	1,015,502	36,026,668
Tata Elxsi Ltd.	24,317	741,202
Tata Global Beverages Ltd.	1,021,746	2,108,486
Tata Motors Ltd.[a]	1,740,246	11,050,321
Tata Motors Ltd. Class Aa	784,324	3,515,955
Tata Power Co. Ltd.	2,978,244	2,984,723
Tata Steel Ltd.	654,858	2,255,726
Tech Mahindra Ltd.	538,734	4,311,569
Thermax Ltd.	106,287	1,388,564
TTK Prestige Ltd.	13,771	877,528
Tube Investments of India Ltd.	227,451	1,371,770
TV18 Broadcast Ltd.[a]	1,854,248	993,124
TVS Motor Co. Ltd.	292,824	1,348,691
Ultratech Cement Ltd.	85,812	3,606,087
Union Bank of India	323,361	839,511
United Breweries Ltd.	174,602	2,484,716
United Spirits Ltd.[a]	131,460	6,147,291
UPL Ltd.	640,346	3,994,057
VA Tech Wabag Ltd.	110,311	1,158,551
Vakrangee Ltd.	276,150	697,677
Vedanta Ltd.	1,924,262	2,596,765
Vijaya Bank	1,599,019	834,834
Voltas Ltd.	312,968	1,354,606
Welspun India Ltd.	47,569	621,776
Wipro Ltd.	1,356,048	11,663,376
Wockhardt Ltd.	64,929	1,616,723
Zee Entertainment Enterprises Ltd.	1,296,334	7,937,870

		763,660,547
INDONESIA — 2.34%
Ace Hardware Indonesia Tbk PT	22,549,100	1,246,842
Adaro Energy Tbk PT	31,370,900	1,247,126
Adhi Karya Persero Tbk PT	4,466,200	710,202
AKR Corporindo Tbk PT	2,987,900	1,317,397

6

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Alam Sutera Realty Tbk PT	28,710,100	$703,486
Aneka Tambang Persero Tbk PTa	27,017,443	615,142
Arwana Citramulia Tbk PT	14,087,700	427,671
Astra Agro Lestari Tbk PT	869,100	1,064,781
Astra International Tbk PT	42,637,800	18,260,135
Bank Bukopin Tbk	17,633,300	866,689
Bank Central Asia Tbk PT	26,257,900	23,486,918
Bank Danamon Indonesia Tbk PT	7,716,500	1,575,650
Bank Mandiri Persero Tbk PT	20,249,800	12,441,149
Bank Negara Indonesia Persero Tbk PT	15,980,600	5,509,755
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	7,785,700	399,555
Bank Rakyat Indonesia Persero Tbk PT	23,608,400	18,386,737
Bank Tabungan Negara Persero Tbk PT	10,522,176	965,895
Bumi Serpong Damai Tbk PT	17,651,200	2,149,785
Charoen Pokphand Indonesia Tbk PT	16,049,900	3,671,697
Ciputra Development Tbk PT	24,439,495	2,031,472
Eagle High Plantations Tbk PT	28,838,600	293,910
Energi Mega Persada Tbk PTa	134,166,100	484,879
Gudang Garam Tbk PT	1,071,400	3,786,878
Hanjaya Mandala Sampoerna Tbk PT	802,100	5,907,769
Hanson International Tbk PTa	35,480,900	1,679,797
Indocement Tunggal Prakarsa Tbk PT	3,096,000	4,184,691
Indofood CBP Sukses Makmur Tbk PT	2,668,200	2,434,841
Indofood Sukses Makmur Tbk PT	9,290,600	3,273,703
Jasa Marga Persero Tbk PT	5,279,300	1,717,156
Kalbe Farma Tbk PT	47,456,300	4,579,267
Kawasan Industri Jababeka Tbk PT	60,314,613	911,150
Krakatau Steel Persero Tbk PTa	12,615,400	275,378
Link Net Tbk PTa	3,111,400	798,372
Lippo Cikarang Tbk PTa	1,890,000	997,253
Lippo Karawaci Tbk PT	41,893,200	3,891,056
Matahari Department Store Tbk PT	4,985,300	5,639,317
Media Nusantara Citra Tbk PT	11,884,300	1,395,879
Mitra Adiperkasa Tbk PTa	2,354,600	697,785
Modernland Realty Tbk PT	29,139,400	952,006
Multipolar Tbk PT	20,792,754	479,428
Pakuwon Jati Tbk PT	55,343,300	1,844,110
Panin Financial Tbk PTa	49,584,700	709,633
Pembangunan Perumahan Persero Tbk PT	5,210,000	1,365,107
Perusahaan Gas Negara Persero Tbk PT	23,455,100	4,501,141
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,072,900	700,215
Ramayana Lestari Sentosa Tbk PT	12,154,300	593,000
Salim Ivomas Pratama Tbk PT	5,801,200	157,243
Semen Indonesia Persero Tbk PT	6,364,700	4,887,961
Sugih Energy Tbk PTa	53,047,400	1,457,030
Summarecon Agung Tbk PT	22,971,300	2,573,583
Surya Citra Media Tbk PT	13,563,000	2,970,429
Tambang Batubara Bukit Asam Persero Tbk PT	2,172,100	879,202
Telekomunikasi Indonesia Persero Tbk PT	105,905,700	22,428,891
Timah Persero Tbk PT	14,374,652	545,478
Tower Bersama Infrastructure Tbk PTa	4,668,600	2,050,000
Unilever Indonesia Tbk PT	3,317,800	8,813,094
United Tractors Tbk PT	3,649,800	4,300,090
Wijaya Karya Persero Tbk PT	5,574,600	1,134,261
XL Axiata Tbk PTa	6,909,000	1,727,874

		205,096,941
MALAYSIA — 3.25%
AEON Credit Service M Bhd	287,300	874,567
AirAsia Bhd	2,867,800	914,683
Alliance Financial Group Bhd	2,916,800	2,448,908
AMMB Holdings Bhd[b]	4,074,000	4,385,474

Security	Shares	Value

Astro Malaysia Holdings Bhd	4,197,500	$2,805,552
Axiata Group Bhd	5,747,200	8,262,274
Berjaya Corp. Bhd[b]	8,294,100	748,881
Berjaya Sports Toto Bhd	1,422,273	1,030,681
British American Tobacco Malaysia Bhd	289,700	3,931,060
Bumi Armada Bhd[a,b]	5,785,500	1,411,098
Bursa Malaysia Bhd	1,138,800	2,230,061
Cahya Mata Sarawak Bhd	1,491,100	1,772,954
Capitaland Malaysia Mall Trust[b]	3,628,100	1,165,689
Carlsberg Brewery Malaysia Bhd	467,700	1,254,805
CIMB Group Holdings Bhd[b]	10,906,500	11,510,143
Dialog Group Bhd	9,165,796	3,503,810
DiGi.Com Bhd[b]	7,599,900	8,911,703
DRB-Hicom Bhd[b]	1,880,900	555,801
Eastern & Oriental Bhd	2,847,529	1,035,101
Felda Global Ventures Holdings Bhd	2,360,400	979,810
Gamuda Bhd[b]	3,596,700	3,829,507
Genting Bhd[b]	4,846,900	8,184,259
Genting Malaysia Bhd	6,583,900	6,793,893
Genting Plantations Bhd[b]	696,700	1,676,394
HAP Seng Consolidated Bhd	646,600	975,056
Hartalega Holdings Bhd	2,100,500	2,660,108
Hong Leong Bank Bhd	1,313,700	4,177,714
Hong Leong Financial Group Bhd	543,300	1,783,818
IHH Healthcare Bhd	5,506,400	8,187,283
IJM Corp. Bhd[b]	6,485,800	5,171,604
Inari Amertron Bhd	1,079,600	1,068,460
IOI Corp. Bhd[b]	6,703,000	6,838,192
IOI Properties Group Bhd	3,777,373	1,948,926
KNM Group Bhd[a,b]	5,456,100	652,582
Kossan Rubber Industries	323,600	607,129
KPJ Healthcare Bhd[b]	1,712,550	1,710,943
Kuala Lumpur Kepong Bhd[b]	952,800	5,125,992
Lafarge Malaysia Bhd[b]	994,700	2,122,835
Magnum Bhd	1,409,800	846,409
Mah Sing Group Bhd	4,002,023	1,351,527
Malayan Banking Bhd[b]	9,788,500	19,099,512
Malaysia Airports Holdings Bhd	1,906,200	2,422,984
Malaysia Building Society Bhd[b]	2,346,200	852,863
Malaysian Resources Corp. Bhd	2,145,700	629,016
Maxis Bhd[b]	3,968,500	6,105,385
Media Prima Bhd	3,293,200	1,081,257
MISC Bhd	2,389,900	5,178,864
My EG Services Bhd	1,283,500	1,026,439
OSK Holdings Bhd	1,578,800	596,123
Parkson Holdings Bhd[a,b]	1,548,216	373,983
Pavilion REIT	3,572,100	1,281,734
Petronas Chemicals Group Bhd	5,999,400	9,483,104
Petronas Dagangan Bhd	576,300	3,378,870
Petronas Gas Bhd	1,522,700	8,184,870
POS Malaysia Bhd[b]	1,446,400	1,210,987
PPB Group Bhd	1,041,600	3,859,587
Public Bank Bhd[b]	5,512,860	23,763,219
QL Resources Bhd	1,870,650	1,908,379
RHB Capital Bhd	1,394,300	1,818,083
Sapurakencana Petroleum Bhd[b]	7,312,400	3,669,919
Sime Darby Bhd[b]	6,535,300	12,123,411
Sunway Bhd[b]	1,613,100	1,142,486
Sunway Construction Group Bhd[a]	3,286,970	1,056,086
Sunway REIT[b]	4,021,300	1,424,053
Supermax Corp. Bhd[b]	1,403,700	790,075
Ta Ann Holdings Bhd	1,158,000	1,167,777
TA Enterprise Bhd	4,173,900	616,688

7

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Telekom Malaysia Bhd[b]	2,516,000	$3,841,266
Tenaga Nasional Bhd	7,446,900	23,332,689
TIME dotCom Bhd	1,107,100	1,801,894
Top Glove Corp. Bhd[b]	1,112,200	2,532,707
TSH Resources Bhd[b]	2,003,200	972,473
UEM Sunrise Bhd	3,384,800	897,004
UMW Holdings Bhd[b]	1,300,700	2,434,237
UOA Development Bhd	1,438,400	691,538
WCT Holdings Bhd	3,072,768	1,044,914
Westports Holdings Bhd[b]	2,521,000	2,542,284
YTL Corp. Bhd	8,964,700	3,321,817
YTL Power International Bhd	4,265,835	1,550,667

		284,654,930
MEXICO — 4.41%
Alfa SAB de CV	6,040,500	12,196,674
Alsea SAB de CVb	1,147,700	4,081,848
America Movil SAB de CV	67,141,600	54,300,355
Arca Continental SAB de CV	874,700	5,496,504
Axtel SAB de CV CPO[a]	2,363,100	1,158,354
Banregio Grupo Financiero SAB de CVb	657,400	3,479,398
Bolsa Mexicana de Valores SAB de CV	1,213,800	1,746,948
Cemex SAB de CV CPO[a]	28,383,123	17,963,786
Coca-Cola Femsa SAB de CV Series L	1,010,700	7,795,403
Concentradora Fibra Hotelera Mexicana SA de CV	1,385,300	1,257,164
Consorcio ARA SAB de CV	3,154,700	1,175,936
Controladora Comercial Mexicana SAB de CV BC Units	956,500	3,023,982
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	1,255,400	2,209,764
Corp Inmobiliaria Vesta SAB de CVb	1,314,000	1,990,861
El Puerto de Liverpool SAB de CV Series C1	409,600	5,406,493
Fibra Uno Administracion SA de CV	4,970,400	11,526,563
Fomento Economico Mexicano SAB de CV	3,894,500	37,624,632
Genomma Lab Internacional SAB de CV Series Ba	807,500	627,775
Gentera SAB de CVb	2,493,100	4,873,300
Gruma SAB de CV Series B	445,200	6,468,885
Grupo Aeromexico SAB de CVa	1,019,200	2,348,223
Grupo Aeroportuario del Centro Norte SAB de CV	520,700	2,636,110
Grupo Aeroportuario del Pacifico SAB de CV Series B	727,700	6,608,284
Grupo Aeroportuario del Sureste SAB de CV Series B	470,700	7,114,923
Grupo Bimbo SAB de CVa	3,584,400	9,903,184
Grupo Carso SAB de CV Series A1	1,314,700	5,811,883
Grupo Comercial Chedraui SA de CV	811,200	2,199,707
Grupo Famsa SAB de CV Series Aa	783,553	661,061
Grupo Financiero Banorte SAB de CV	5,331,500	28,731,539
Grupo Financiero Inbursa SAB de CV Series Ob	5,152,100	9,838,197
Grupo Financiero Santander Mexico SAB de CV Series B	3,811,800	7,393,597
Grupo Herdez SAB de CV	862,000	2,327,078
Grupo Lala SAB de CV	1,473,300	3,570,131
Grupo Mexico SAB de CV Series B	8,071,800	17,639,746
Grupo Simec SAB de CV Series Ba,b	339,300	807,896
Grupo Televisa SAB	5,232,900	29,416,549
Industrias Bachoco SAB de CV Series B	468,400	1,950,773
Industrias CH SAB de CV Series Ba,b	430,700	1,498,606
Industrias Penoles SAB de CV	294,100	3,673,505
Kimberly-Clark de Mexico SAB de CV Series A	3,254,100	7,675,725
Mexichem SAB de CV	2,231,300	5,514,426
Mexico Real Estate Management SA de CV	1,793,100	2,365,821
OHL Mexico SAB de CVa	1,730,500	2,062,302
PLA Administradora Industrial S. de RL de CV	1,520,400	2,650,583
Promotora y Operadora de Infraestructura SAB de CVa	561,700	6,818,807
Qualitas Controladora SAB de CVa	986,200	1,175,292
TV Azteca SAB de CV CPO[b]	4,306,000	754,574

Security	Shares	Value

Urbi Desarrollos Urbanos SAB de CVa,b	558,900	$—
Wal-Mart de Mexico SAB de CV	11,164,800	29,502,073

		387,055,220
PERU — 0.30%
Cia. de Minas Buenaventura SA ADR	439,527	2,083,358
Credicorp Ltd.	147,541	15,581,805
Southern Copper Corp.	342,944	8,823,949

		26,489,112
PHILIPPINES — 1.37%
Aboitiz Equity Ventures Inc.	4,103,160	4,926,577
Aboitiz Power Corp.	2,857,200	2,545,660
Alliance Global Group Inc.	4,441,300	1,667,607
Ayala Corp.	475,810	7,499,509
Ayala Land Inc.	15,555,700	11,170,141
Bank of the Philippine Islands	1,680,835	2,977,296
BDO Unibank Inc.	3,467,150	7,428,556
Belle Corp.	12,007,900	810,037
Cebu Air Inc.	520,090	921,246
Cosco Capital Inc.	4,133,500	655,888
D&L Industries Inc.	6,237,600	1,243,815
DMCI Holdings Inc.	9,557,600	2,733,060
East West Banking Corp.[a]	1,499,100	604,219
Energy Development Corp.	20,841,000	2,741,073
Filinvest Land Inc.	25,317,000	955,966
First Gen Corp.	2,872,000	1,370,810
First Philippine Holdings Corp.	384,430	539,050
Globe Telecom Inc.	71,850	3,048,367
GT Capital Holdings Inc.	173,685	4,660,830
International Container Terminal Services Inc.	1,105,420	1,723,555
JG Summit Holdings Inc.	5,430,733	8,150,708
Jollibee Foods Corp.	940,290	4,009,298
Lopez Holdings Corp.	4,474,700	711,927
Manila Water Co. Inc.	2,854,800	1,483,721
Megaworld Corp.	25,057,200	2,360,076
Melco Crown Philippines Resorts Corp.[a]	5,733,000	406,199
Metro Pacific Investments Corp.	28,250,600	3,140,287
Metropolitan Bank & Trust Co.	809,482	1,382,336
Nickel Asia Corp.	4,050,524	561,952
Philippine Long Distance Telephone Co.	198,860	8,647,921
Philippine National Bank[a]	525,246	568,255
Rizal Commercial Banking Corp.	708,390	460,589
Robinsons Land Corp.	2,401,500	1,535,962
Security Bank Corp.	1,115,630	3,256,485
SM Investments Corp.	349,905	6,272,162
SM Prime Holdings Inc.	17,950,596	8,187,056
Universal Robina Corp.	1,840,650	7,887,384
Vista Land & Lifescapes Inc.	9,975,500	1,125,788

		120,371,368
POLAND — 1.24%
Alior Bank SAa	133,980	2,422,657
Asseco Poland SA	165,191	2,342,802
Bank Handlowy w Warszawie SA	78,989	1,402,122
Bank Millennium SAa	1,473,103	1,927,101
Bank Pekao SA	279,742	9,480,962
Bank Zachodni WBK SAa	77,637	5,003,327
Budimex SA	34,828	1,821,607
CCC SA	53,724	2,112,424

8

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Ciech SAa	82,371	$1,772,186
Cyfrowy Polsat SAa	464,724	2,765,072
ENEA SA	476,672	1,357,963
Energa SA	469,664	1,585,388
Eurocash SA	185,668	2,387,570
Getin Holding SAa	909,146	294,524
Getin Noble Bank SAa,b	3,350,337	480,543
Globe Trade Centre SAa,b	588,407	1,044,763
Grupa Azoty SAa	100,466	2,681,992
Grupa Lotos SAa	209,865	1,479,629
KGHM Polska Miedz SA	285,299	5,100,987
LPP SA	2,841	4,783,067
Lubelski Wegiel Bogdanka SA	28,614	290,050
mBank SAa	34,672	2,573,552
Netia SA	921,220	1,237,026
Orange Polska SA	1,361,943	2,276,781
PGE Polska Grupa Energetyczna SA	1,792,942	5,879,298
Polski Koncern Naftowy Orlen SA	693,385	11,648,011
Polskie Gornictwo Naftowe i Gazownictwo SA	3,919,978	5,225,022
Powszechna Kasa Oszczednosci Bank Polski SAa	1,879,456	12,525,834
Powszechny Zaklad Ubezpieczen SA	1,190,070	11,359,926
Synthos SA	1,160,727	1,041,963
Tauron Polska Energia SA	2,210,921	1,552,770
Warsaw Stock Exchange	101,191	1,028,238

		108,885,157
QATAR — 0.87%
Al Meera Consumer Goods Co. QSC	15,566	910,380
Barwa Real Estate Co.	192,612	2,009,708
Commercial Bank QSC (The)	319,238	3,953,276
Doha Bank QSC	221,655	2,982,220
Ezdan Holding Group QSC	1,686,444	7,404,341
Gulf International Services QSC	22,362	288,585
Industries Qatar QSC	314,763	8,685,919
Masraf Al Rayan QSC	782,969	7,675,007
Mazaya Qatar Real Estate Development QSC	207,330	842,539
Medicare Group	23,510	871,470
Ooredoo QSC	158,953	2,880,572
Qatar Electricity & Water Co. QSC	60,666	3,248,224
Qatar Gas Transport Co. Ltd.	400,962	2,697,338
Qatar Industrial Manufacturing Co. QSC	66,680	736,017
Qatar Insurance Co. SAQ	203,448	4,642,164
Qatar Islamic Bank SAQ	128,652	4,115,366
Qatar National Bank SAQ	369,104	16,215,665
Qatar National Cement Co. QSC	30,586	865,019
Qatari Investors Group QSC	95,359	996,282
Salam International Investment Ltd. QSC	355,691	1,178,816
United Development Co. QSC	145,690	808,067
Vodafone Qatar QSC	758,413	2,548,902

		76,555,877
ROMANIA — 0.05%
New Europe Property Investments PLC	381,208	4,401,604

		4,401,604
RUSSIA — 3.13%
Aeroflot - Russian Airlines PJSC[a]	1,578,500	1,393,100
Alrosa PAO	3,451,100	2,695,670
Gazprom PAO ADR	5,885,417	24,312,658
Gazprom PAO	14,191,140	29,651,044

Security	Shares	Value

Inter RAO UES PJSC	73,342,000	$1,288,114
LSR Group PJSC GDR[d]	633,913	1,426,304
Lukoil PJSC	621,116	23,844,046
Lukoil PJSC ADR	493,467	19,013,284
M Video OJSC	347,070	1,324,749
Magnit PJSC GDR[d]	569,691	27,470,500
Mechel ADR[a]	497,027	447,324
MegaFon PJSC GDR[d]	239,094	3,622,274
MMC Norilsk Nickel PJSC	123,791	16,887,194
Mobile TeleSystems PJSC ADR	1,161,506	8,188,617
Moscow Exchange MICEX-RTS PJSC	2,299,770	3,262,628
NOVATEK OAO GDR[d]	200,795	18,794,412
Rosneft OAO	1,206,660	4,868,843
Rosneft OAO GDR[d]	975,599	3,921,908
Rostelecom PJSC	2,213,040	2,900,013
RusHydro PJSC	302,747,000	2,749,808
Sberbank of Russia PJSC	12,641,030	19,709,653
Sberbank of Russia PJSC ADR	2,136,046	14,313,644
Severstal PAO	521,230	5,641,808
Sistema JSFC GDR[d]	397,289	2,661,836
Surgutneftegas OAO	9,204,750	4,724,494
Surgutneftegas OAO ADR	765,999	3,829,995
Tatneft PAO Class S	3,136,680	14,983,497
VTB Bank PJSC	5,421,870,000	5,828,423
VTB Bank PJSC GDR[d]	2,050,312	4,371,265

		274,127,105
SOUTH AFRICA — 6.99%
Adcock Ingram Holdings Ltd.	178,699	619,126
Adcorp Holdings Ltd.	649,045	980,769
Advtech Ltd.	1,325,939	1,225,712
Aeci Ltd.	300,349	1,905,821
African Oxygen Ltd.	449,089	456,875
Anglo American Platinum Ltd.[a]	116,088	1,610,097
AngloGold Ashanti Ltd.[a]	883,471	5,594,908
Aspen Pharmacare Holdings Ltd.	728,006	15,782,383
Astral Foods Ltd.	116,379	952,339
Attacq Ltd.[a]	1,230,803	1,730,977
AVI Ltd.	734,810	4,193,819
Barclays Africa Group Ltd.	687,005	7,569,919
Barloworld Ltd.	462,972	2,454,201
Bidvest Group Ltd. (The)	666,558	15,579,522
Blue Label Telecoms Ltd.	1,536,840	1,332,212
Brait SEa,b	726,072	8,072,390
Capitec Bank Holdings Ltd.	78,356	3,260,305
Cashbuild Ltd.	63,090	1,417,600
City Lodge Hotels Ltd.	116,036	1,271,407
Clicks Group Ltd.	549,404	3,696,094
Clover Industries Ltd.	859,824	1,115,028
Coronation Fund Managers Ltd.	546,841	2,304,544
DataTec Ltd.	474,870	1,659,740
Discovery Ltd.	772,129	7,723,432
Emira Property Fund Ltd.	1,220,146	1,466,375
EOH Holdings Ltd.	248,298	2,618,838
Exxaro Resources Ltd.	211,598	660,327
Famous Brands Ltd.	176,674	1,703,765
FirstRand Ltd.	7,036,168	22,943,178
Fortress Income Fund Ltd.	1,272,759	3,562,312
Fortress Income Fund Ltd. Class A	2,088,354	2,457,653
Foschini Group Ltd. (The)	444,451	3,991,737
Gold Fields Ltd.	1,691,837	4,315,240
Grindrod Ltd.[b]	1,251,223	1,172,262

9

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Growthpoint Properties Ltd.	4,602,581	$7,701,822
Harmony Gold Mining Co. Ltd.[a,b]	1,315,285	840,980
Hosken Consolidated Investments Ltd.	117,468	949,112
Hudaco Industries Ltd.	131,407	975,164
Hyprop Investments Ltd.	523,667	4,374,544
Impala Platinum Holdings Ltd.[a]	1,303,204	2,857,650
Imperial Holdings Ltd.	388,767	4,096,612
Investec Ltd.	499,831	4,194,144
JSE Ltd.	243,330	2,199,251
Lewis Group Ltd.[b]	249,664	799,894
Liberty Holdings Ltd.	254,786	2,292,544
Life Healthcare Group Holdings Ltd.	2,017,350	4,994,410
Massmart Holdings Ltd.	236,925	1,897,700
Mediclinic International Ltd.	1,046,305	8,344,319
Metair Investments Ltd.	485,663	854,794
MMI Holdings Ltd./South Africa	2,302,111	3,777,250
Mondi Ltd.	250,795	5,716,282
Mpact Ltd.	517,474	1,596,920
Mr. Price Group Ltd.	522,454	7,282,835
MTN Group Ltd.	3,528,108	35,515,961
Murray & Roberts Holdings Ltd.	1,425,999	853,424
Nampak Ltd.	1,401,906	2,466,460
Naspers Ltd. Class N	849,310	126,915,892
Nedbank Group Ltd.	405,569	5,933,064
Netcare Ltd.	2,055,686	5,132,087
Northam Platinum Ltd.[a,b]	790,084	1,227,315
Omnia Holdings Ltd.[b]	158,534	1,407,237
Pick n Pay Holdings Ltd.	792,392	1,566,101
Pick n Pay Stores Ltd.	570,614	2,587,944
Pioneer Foods Group Ltd.	292,296	3,415,525
PPC Ltd.	1,301,472	1,510,863
PSG Group Ltd.	218,699	4,096,587
Rand Merchant Insurance Holdings Ltd.	1,500,070	4,390,982
Redefine Properties Ltd.	8,578,563	6,276,272
Remgro Ltd.	1,007,071	18,129,373
RESILIENT REIT Ltd.	625,317	5,398,888
Reunert Ltd.	400,069	1,902,963
RMB Holdings Ltd.	1,485,088	6,293,601
Royal Bafokeng Platinum Ltd.[a]	174,009	307,714
SA Corporate Real Estate Fund Nominees Pty Ltd.	4,973,069	1,620,903
Sanlam Ltd.	3,684,486	15,739,552
Sappi Ltd.[a]	1,193,804	5,182,533
Sasol Ltd.	1,170,329	32,671,820
Shoprite Holdings Ltd.	960,120	9,452,721
Sibanye Gold Ltd.	1,641,573	2,153,853
SPAR Group Ltd. (The)	363,565	4,578,347
Standard Bank Group Ltd.	2,543,912	22,905,793
Steinhoff International Holdings Ltd.	5,003,568	29,369,070
Sun International Ltd./South Africa	243,594	1,524,574
Super Group Ltd./South Africa[a]	818,423	2,113,030
Telkom SA SOC Ltd.	524,812	2,249,558
Tiger Brands Ltd.	346,609	8,008,543
Tongaat Hulett Ltd.	246,769	1,678,782
Trencor Ltd.	420,639	1,204,743
Truworths International Ltd.	925,876	6,068,276
Tsogo Sun Holdings Ltd.	902,321	1,439,208
Vodacom Group Ltd.	778,297	7,880,122
Vukile Property Fund Ltd.	1,110,898	1,413,660
Wilson Bayly Holmes-Ovcon Ltd.	151,799	1,263,027
Woolworths Holdings Ltd./South Africa	2,074,957	14,677,227
Zeder Investments Ltd.	3,025,840	1,359,739

		613,030,468

Security	Shares	Value

SOUTH KOREA — 15.62%
AeroSpace Technology of Korea Inc.[a]	29,691	$719,168
Agabang & Co.[a]	64,646	611,263
Ahnlab Inc.[b]	29,504	1,164,313
ALUKO Co. Ltd.[a]	94,851	613,474
Amicogen Inc.[b]	17,708	885,362
AmorePacific Corp.	69,048	24,058,433
AmorePacific Group	61,616	8,167,226
Asiana Airlines Inc.[a]	243,867	937,100
ATLASBX Co. Ltd.[b]	32,548	1,153,746
BGF retail Co. Ltd.	19,810	3,070,588
Binex Co. Ltd.[a]	56,535	927,564
Binggrae Co. Ltd.[b]	18,346	1,018,650
Bioland Ltd.[b]	35,833	849,373
BNK Financial Group Inc.	462,328	3,884,505
Bukwang Pharmaceutical Co. Ltd.[b]	61,433	1,352,741
Byucksan Corp.	68,441	505,307
Cell Biotech Co. Ltd.[b]	16,641	820,518
Celltrion Inc.[a,b]	144,867	10,795,753
Chabiotech Co. Ltd.[a,b]	93,461	1,190,406
Cheil Worldwide Inc.[a]	171,982	3,037,029
Chong Kun Dang Pharmaceutical Corp.[b]	19,615	1,419,401
CJ CGV Co. Ltd.[b]	32,942	3,299,747
CJ CheilJedang Corp.	17,228	5,363,062
CJ Corp.	32,113	7,015,750
CJ E&M Corp.[a]	43,748	3,188,404
CJ Freshway Corp.[b]	18,094	1,257,776
CJ Korea Express Co. Ltd.[a]	15,657	2,602,627
CJ O Shopping Co. Ltd.	7,675	1,267,182
Com2uSCorp.[a,b]	21,339	2,045,360
Coreana Cosmetics Co. Ltd.[a]	64,276	596,664
Cosmax Inc.[b]	15,643	2,471,974
COSON Co. Ltd.[a,b]	36,957	844,102
Coway Co. Ltd.	115,835	8,452,189
Crown Confectionery Co. Ltd.	1,853	792,051
CrucialTec Co. Ltd.[a]	57,544	787,593
Dae Hwa Pharmaceutical Co. Ltd.	10,916	416,638
Daeduck Electronics Co.	141,235	891,523
Daeduck GDS Co. Ltd.[b]	85,209	725,496
Daekyo Co. Ltd.	103,227	744,308
Daelim Industrial Co. Ltd.	59,457	3,706,917
Daesang Corp.[b]	47,976	1,381,633
Daewoo Engineering & Construction Co. Ltd.[a,b]	247,328	1,326,287
Daewoo International Corp.	105,774	1,749,123
Daewoo Securities Co. Ltd.	394,868	3,529,108
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	267,244	1,403,086
Daewoong Pharmaceutical Co. Ltd.	13,325	897,500
Daishin Securities Co. Ltd.	118,477	1,125,381
Daou Technology Inc.[b]	64,708	1,282,370
Dawonsys Co. Ltd.	30,020	886,563
DGB Financial Group Inc.	345,368	3,101,617
Dong-A Socio Holdings Co. Ltd.[b]	6,582	926,442
Dong-A ST Co. Ltd.	10,811	1,353,651
Dongbu HiTek Co. Ltd.[a]	70,144	732,907
Dongbu Insurance Co. Ltd.	90,723	4,864,987
Dongkuk Steel Mill Co. Ltd.[a,b]	139,087	786,684
Dongsuh Cos. Inc.[b]	76,601	2,440,807
Dongwon Industries Co. Ltd.[b]	4,558	1,066,636
Doosan Corp.	17,380	1,560,831
Doosan Engine Co. Ltd.[a,b]	202,111	630,915
Doosan Heavy Industries & Construction Co. Ltd.	101,766	2,073,898
Doosan Infracore Co. Ltd.[a]	285,470	1,691,053

10

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

DuzonBIzon Co. Ltd.	58,226	$1,113,688
DY Corp.	121,882	752,520
E-MART Inc.	44,547	8,231,992
E1 Corp.[b]	9,035	514,926
Emerson Pacific Inc.	18,263	693,901
EO Technics Co. Ltd.[b]	18,883	1,875,174
Fila Korea Ltd.[b]	24,351	1,953,463
G-SMATT GLOBAL Co. Ltd.[a]	36,829	780,754
Gamevil Inc.[a,b]	12,557	852,278
GemVax & Kael Co. Ltd.[a,b]	56,705	1,260,873
Genexine Co. Ltd.[a]	10,220	779,263
Global & Yuasa Battery Co. Ltd.[b]	22,468	823,597
GOLFZON Co. Ltd.[a,b]	5,603	441,253
GOLFZONYUWONHOLDINGS Co. Ltd.[b]	86,412	537,253
Grand Korea Leisure Co. Ltd.[b]	70,826	1,458,659
Green Cross Cell Corp.[a]	17,562	776,456
Green Cross Corp./South Korea[b]	12,505	2,089,476
Green Cross Holdings Corp.	58,609	2,130,684
GS Engineering & Construction Corp.[a,b]	111,109	2,101,193
GS Holdings Corp.	106,081	4,625,958
GS Home Shopping Inc.	8,321	1,212,888
GS Retail Co. Ltd.	60,860	2,900,973
Gwangju Shinsegae Co. Ltd.[b]	2,997	734,984
Halla Holdings Corp.[b]	19,518	943,835
Hana Financial Group Inc.	618,369	13,616,346
Hana Tour Service Inc.[b]	21,031	2,088,481
Hanall Biopharma Co. Ltd.[a]	59,764	771,531
Hancom Inc.[b]	53,660	1,019,403
Handsome Co. Ltd.	36,763	1,179,349
Hanil Cement Co. Ltd.	8,088	789,209
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	181,383	628,078
Hanjin Kal Corp.[b]	90,488	1,519,789
Hanjin Shipping Co. Ltd.[a]	335,949	1,198,108
Hanjin Transportation Co. Ltd.	23,702	937,396
Hankook Shell Oil Co. Ltd.[b]	2,388	1,022,795
Hankook Tire Co. Ltd.	156,829	6,249,867
Hankook Tire Worldwide Co. Ltd.[b]	61,109	965,670
Hanmi Pharm Co. Ltd.[a,b]	11,780	8,076,784
Hanmi Science Co. Ltd.[a,b]	26,239	3,376,030
Hanon Systems[b]	80,974	3,191,972
Hansae Co. Ltd.[b]	43,068	2,112,398
Hansol Chemical Co. Ltd.[b]	26,165	1,466,352
Hansol Holdings Co. Ltd.[a,b]	115,543	753,292
Hansol Technics Co. Ltd.[a]	40,234	1,037,075
Hanssem Co. Ltd.[b]	21,604	4,412,025
Hanwha Chemical Corp.	229,769	4,940,415
Hanwha Corp.	96,358	3,028,739
Hanwha General Insurance Co. Ltd.[a,b]	154,893	1,070,026
Hanwha Investment & Securities Co. Ltd.	199,648	693,911
Hanwha Life Insurance Co. Ltd.	489,984	3,232,570
Hanwha Techwin Co. Ltd.[a]	79,427	2,472,556
Hite Jinro Co. Ltd.[b]	57,777	1,204,883
HLB Inc.[a,b]	67,471	1,270,125
HMC Investment Securities Co. Ltd.	101,354	879,589
Hotel Shilla Co. Ltd.[b]	71,247	5,567,854
Huchems Fine Chemical Corp.[b]	75,477	1,134,061
Humedix Co. Ltd.[a]	11,827	722,049
Huons Co. Ltd.	16,996	1,444,157
Hwa Shin Co. Ltd.[b]	123,936	623,934
Hy-Lok Corp.[b]	34,900	759,449
Hyosung Corp.	48,749	4,862,061
Hyundai C&F Inc.[a,b]	19,714	556,667
Hyundai Corp.[b]	27,722	730,125

Security	Shares	Value

Hyundai Department Store Co. Ltd.	32,487	$3,548,729
Hyundai Development Co. Engineering & Construction	122,490	4,336,678
Hyundai Elevator Co. Ltd.[a,b]	20,854	1,064,264
Hyundai Engineering & Construction Co. Ltd.	166,472	4,592,876
Hyundai Glovis Co. Ltd.	40,700	6,712,750
Hyundai Greenfood Co. Ltd.[b]	100,045	2,129,536
Hyundai Heavy Industries Co. Ltd.[a,b]	89,484	7,000,778
Hyundai Home Shopping Network Corp.	15,118	1,488,236
Hyundai Livart Furniture Co. Ltd.[b]	25,913	916,314
Hyundai Marine & Fire Insurance Co. Ltd.	137,047	4,011,824
Hyundai Merchant Marine Co. Ltd.[a]	226,627	894,336
Hyundai Mipo Dockyard Co. Ltd.[a,b]	26,503	1,439,522
Hyundai Mobis Co. Ltd.	144,317	31,092,864
Hyundai Motor Co.	327,870	41,760,567
Hyundai Securities Co. Ltd.	326,373	1,823,439
Hyundai Steel Co.	165,052	7,240,311
Hyundai Wia Corp.	35,008	3,657,846
Ilyang Pharmaceutical Co. Ltd.[a,b]	34,024	1,595,357
iMarketKorea Inc.[b]	44,667	1,002,843
InBody Co. Ltd.	24,170	1,095,743
Industrial Bank of Korea	580,986	6,672,522
Interpark Holdings Corp.	105,735	1,031,739
iNtRON Biotechnology Inc.[a,b]	28,084	1,326,536
IS Dongseo Co. Ltd.[b]	25,816	1,003,169
JB Financial Group Co. Ltd.	231,762	1,118,734
JW Pharmaceutical Corp.	25,643	990,911
Kakao Corp.[b]	65,519	6,823,187
Kangwon Land Inc.	258,393	8,523,477
KB Capital Co. Ltd.[b]	50,391	1,066,085
KB Financial Group Inc.	813,432	24,760,138
KB Insurance Co. Ltd.	88,553	2,114,322
KCC Corp.[b]	12,338	4,895,567
KCP Co. Ltd.[a,b]	31,187	688,077
KEPCO Engineering & Construction Co. Inc.	34,400	1,056,017
KEPCO Plant Service & Engineering Co. Ltd.	50,445	4,399,590
KH Vatec Co. Ltd.	40,239	686,257
Kia Motors Corp.	559,440	25,362,117
KISWIRE Ltd.[b]	19,316	680,534
KIWOOM Securities Co. Ltd.[b]	29,031	1,469,036
Koh Young Technology Inc.[b]	39,334	1,198,990
Kolon Corp.[b]	16,842	1,195,469
Kolon Industries Inc.	38,051	2,066,757
Kolon Life Science Inc.[b]	11,057	2,348,795
Komipharm International Co. Ltd.[a,b]	77,743	3,286,145
KONA I Co. Ltd.	33,888	1,069,562
Korea Aerospace Industries Ltd.	97,765	7,083,013
Korea Electric Power Corp.	548,196	23,171,879
Korea Gas Corp.	55,389	1,834,263
Korea Investment Holdings Co. Ltd.	87,514	4,133,687
Korea Kolmar Co. Ltd.[b]	32,415	2,524,790
Korea Kolmar Holdings Co. Ltd.	13,380	777,578
Korea PetroChemical Ind. Co. Ltd.[b]	7,492	1,112,753
Korea Zinc Co. Ltd.	18,685	7,341,371
Korean Air Lines Co. Ltd.[a]	84,662	2,068,939
Korean Reinsurance Co.	233,042	2,616,075
KT Corp.[a]	51,660	1,336,054
KT Skylife Co. Ltd.	69,287	1,112,852
KT&G Corp.	235,934	21,799,523
Kukdo Chemical Co. Ltd.[b]	14,317	744,254
Kumho Industrial Co. Ltd.[a]	39,963	581,475
Kumho Petrochemical Co. Ltd.	30,224	1,534,624
Kumho Tire Co. Inc.[a,b]	240,371	1,365,780
Kwang Dong Pharmaceutical Co. Ltd.[b]	116,898	1,080,099

11

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Kwangju Bank[a,b]	132,801	$927,732
LF Corp.	52,109	1,304,919
LG Chem Ltd.	99,532	27,331,442
LG Corp.	203,502	12,933,593
LG Display Co. Ltd.	494,414	10,844,191
LG Electronics Inc.	228,920	10,714,100
LG Hausys Ltd.[b]	14,518	2,143,757
LG Household & Health Care Ltd.	20,130	17,521,730
LG Innotek Co. Ltd.[b]	31,380	2,698,889
LG International Corp.	65,247	2,050,853
LG Life Sciences Ltd.[a,b]	31,533	1,764,465
LG Uplus Corp.	491,593	4,520,932
Loen Entertainment Inc.	14,732	1,012,622
Lotte Chemical Corp.	33,513	6,959,869
Lotte Chilsung Beverage Co. Ltd.	1,402	2,709,448
Lotte Confectionery Co. Ltd.	1,647	2,787,548
Lotte Food Co. Ltd.[b]	1,760	1,396,693
LOTTE Himart Co. Ltd.	21,731	1,088,380
Lotte Shopping Co. Ltd.	23,624	4,793,955
LS Corp.[b]	38,457	1,218,749
LS Industrial Systems Co. Ltd.	36,813	1,447,979
Lutronic Corp.	19,830	845,050
Macrogen Inc.[a]	22,573	738,756
Maeil Dairy Industry Co. Ltd.[b]	27,828	1,028,486
Mando Corp.	15,448	2,107,667
Medipost Co. Ltd.[a,b]	17,392	1,597,952
Medy-Tox Inc.[b]	8,746	3,549,605
MegaStudy Co. Ltd.	2,645	84,280
Meritz Fire & Marine Insurance Co. Ltd.[b]	145,504	1,884,685
Meritz Securities Co. Ltd.[b]	664,049	2,577,523
Mirae Asset Securities Co. Ltd.[b]	138,057	2,366,419
Modetour Network Inc.[b]	37,029	1,053,586
Muhak Co. Ltd.[a,b]	35,766	1,357,382
Namhae Chemical Corp.	90,040	785,289
Namyang Dairy Products Co. Ltd.[b]	1,556	1,003,698
Naturalendo Tech Co. Ltd.[a]	28,702	587,399
NAVER Corp.	59,837	32,604,073
NCsoft Corp.	37,466	7,198,467
Neowiz Games Corp.[a,b]	49,401	667,610
Nexen Corp.	9,088	602,701
Nexen Tire Corp.[b]	88,126	970,257
NH Investment & Securities Co. Ltd.	309,547	2,739,827
NHN Entertainment Corp.[a,b]	33,855	1,689,753
NICE Holdings Co. Ltd.[b]	52,471	1,071,576
NICE Information Service Co. Ltd.	96,531	971,103
Nong Shim Holdings Co. Ltd.[b]	6,474	855,336
NongShim Co. Ltd.	7,700	2,762,705
OCI Co. Ltd.[b]	36,090	2,371,615
OCI Materials Co. Ltd.	17,374	1,647,308
Orion Corp./Republic of Korea	7,877	7,761,027
Osstem Implant Co. Ltd.[a,b]	28,895	1,681,726
Ottogi Corp.	2,725	2,449,570
Paradise Co. Ltd.[a,b]	101,459	1,761,000
Partron Co. Ltd.[b]	103,446	872,732
Poongsan Corp.[b]	58,768	1,327,044
POSCO	144,519	21,090,377
POSCO Chemtech Co. Ltd.	74,775	855,549
POSCO ICT Co. Ltd.[b]	228,963	956,937
Pyeong Hwa Automotive Co. Ltd.[b]	54,295	665,765
S&T Dynamics Co. Ltd.	76,105	1,002,203
S&T Motiv Co. Ltd.	16,408	1,115,072
S-1 Corp.	40,777	3,316,950
S-Oil Corp.	96,263	6,167,881

Security	Shares	Value

Samchully Co. Ltd.[b]	9,690	$853,486
Samkwang Glass[b]	10,855	837,055
Samlip General Foods Co. Ltd.[b]	5,404	1,315,943
Samsung C&T Corp.[a]	161,911	20,412,768
Samsung Card Co. Ltd.	77,927	2,116,320
Samsung Electro-Mechanics Co. Ltd.	127,616	7,625,774
Samsung Electronics Co. Ltd.	235,604	261,228,389
Samsung Engineering Co. Ltd.[a]	73,428	982,802
Samsung Fine Chemicals Co. Ltd.	48,257	1,481,401
Samsung Fire & Marine Insurance Co. Ltd.	76,478	20,241,360
Samsung Heavy Industries Co. Ltd.[b]	320,496	3,196,519
Samsung Life Insurance Co. Ltd.	170,832	15,194,245
Samsung Pharmaceutical Co. Ltd.[a]	54,245	517,600
Samsung SDI Co. Ltd.	117,345	12,159,579
Samsung SDS Co. Ltd.	66,478	14,982,736
Samsung Securities Co. Ltd.	122,429	4,678,108
Samyang Holdings Corp.	7,494	1,028,924
Sansung Life & Science Co. Ltd.[a,b]	27,665	869,570
SeAH Besteel Corp.[b]	32,341	802,905
Sebang Co. Ltd.[b]	53,617	756,995
Seegene Inc.[a,b]	37,511	1,172,573
Seobu T&Da,b	42,204	792,657
Seoul Auction Co. Ltd.	37,618	662,672
Seoul Semiconductor Co. Ltd.[a]	86,508	1,273,660
SFA Engineering Corp.[b]	33,200	1,421,977
Shinhan Financial Group Co. Ltd.	904,221	32,364,717
Shinsegae Co. Ltd.	14,718	3,183,679
Shinsegae Food Co. Ltd.[b]	4,671	657,461
Shinsegae International Co. Ltd.[b]	8,220	805,639
SIMMTECH Co. Ltd.[a]	104,899	627,736
Sindoh Co. Ltd.[b]	19,637	913,980
SK Chemicals Co. Ltd.[b]	36,075	2,239,793
SK Gas Ltd.[b]	11,449	795,859
SK Holdings Co. Ltd.	76,635	17,867,493
SK Hynix Inc.	1,242,053	33,892,211
SK Innovation Co. Ltd.[a]	137,785	15,169,973
SK Networks Co. Ltd.	259,684	1,367,879
SK Securities Co. Ltd.[a,b]	795,052	762,064
SK Telecom Co. Ltd.	20,116	4,064,716
SKC Co. Ltd.[b]	50,451	1,535,683
SL Corp.	37,567	575,808
SM Entertainment Co.[a,b]	40,454	1,500,366
Soulbrain Co. Ltd.	28,499	940,082
Ssangyong Motor Co.[a,b]	116,178	766,461
Sung Kwang Bend Co. Ltd.[b]	109,151	815,298
Sungwoo Hitech Co. Ltd.[b]	90,882	647,447
Suprema Inc.[a,b]	57,567	889,814
Taekwang Industrial Co. Ltd.[b]	954	932,540
Taewoong Co. Ltd.[a,b]	59,879	749,748
Taeyoung Engineering & Construction Co. Ltd.[a]	197,402	877,873
Taihan Electric Wire Co. Ltd.[a,b]	200,343	207,600
Tera Resource Co. Ltd.[a]	49,111	—
TK Corp.[a,b]	98,337	837,272
Tongyang Life Insurance Co. Ltd.	97,170	1,082,417
Toptec Co. Ltd.	25,733	732,181
ViroMed Co. Ltd.[a,b]	28,077	4,388,357
Webzen Inc.[a,b]	31,567	666,477
WeMade Entertainment Co. Ltd.[a,b]	24,021	736,363
Wonik IPS Co. Ltd.[a,b]	118,077	873,814
Woori Bank	681,762	5,586,910
YG Entertainment Inc.[b]	27,569	1,106,998
Youlchon Chemical Co. Ltd.[b]	100,227	1,055,887
Youngone Corp.[b]	52,060	2,004,988

12

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Youngone Holdings Co. Ltd.[b]	18,141	$1,015,100
Yuanta Securities Korea Co. Ltd.[a,b]	224,683	728,539
Yuhan Corp.	17,268	4,130,423
Yungjin Pharmaceutical Co. Ltd.[a,b]	394,569	807,503

		1,369,538,433
SWITZERLAND — 0.08%
Qihoo 360 Technology Co. Ltd. ADR[a]	102,728	6,975,231

		6,975,231
TAIWAN — 12.63%
A-DATA Technology Co. Ltd.[b]	899,820	854,556
Ability Enterprise Co. Ltd.	1,424,770	1,027,919
AcBel Polytech Inc.[b]	1,016,000	799,926
Accton Technology Corp.[b]	2,592,000	2,163,838
Acer Inc.[a,b]	6,430,872	2,383,848
Advanced Ceramic X Corp.	102,000	765,578
Advanced Semiconductor Engineering Inc.[b]	13,347,000	14,045,385
Advanced Wireless Semiconductor Co.	349,000	970,811
Advantech Co. Ltd.	675,302	4,437,604
Airtac International Group[b]	285,190	1,275,588
Alpha Networks Inc.	1,006,700	505,786
Altek Corp.[b]	699,000	655,272
Ambassador Hotel (The)	1,154,000	977,517
AmTRAN Technology Co. Ltd.[b]	2,242,000	1,044,005
Ardentec Corp.[b]	1,482,912	1,003,993
Asia Cement Corp.	4,373,050	3,704,272
Asia Optical Co. Inc.[a,b]	745,000	713,230
Asia Pacific Telecom Co. Ltd.[a]	4,416,000	1,393,444
Asia Polymer Corp.	1,629,850	876,290
Asustek Computer Inc.[b]	1,466,000	12,126,095
AU Optronics Corp.	17,670,000	4,731,199
Bank of Kaohsiung Co. Ltd.	4,526,043	1,186,904
BES Engineering Corp.[b]	4,589,000	993,941
Bizlink Holding Inc.	222,583	951,239
Brogent Technologies Inc.[b]	80,800	831,714
Capital Securities Corp.[b]	4,086,000	1,176,656
Career Technology MFG. Co. Ltd.[b]	1,017,000	803,829
Casetek Holdings Ltd.	289,000	1,425,433
Catcher Technology Co. Ltd.[b]	1,386,000	13,417,560
Cathay Financial Holding Co. Ltd.	17,150,078	23,984,470
Cathay Real Estate Development Co. Ltd.[b]	1,792,000	741,131
Center Laboratories Inc.[a]	398,000	1,001,035
Chailease Holding Co. Ltd.	2,189,945	3,703,357
Chang Hwa Commercial Bank Ltd.	9,467,290	4,640,544
Cheng Loong Corp.[b]	2,211,000	778,950
Cheng Shin Rubber Industry Co. Ltd.[b]	3,041,650	5,097,061
Cheng Uei Precision Industry Co. Ltd.[b]	889,000	1,158,843
Chia Hsin Cement Corp.[b]	953,000	288,452
Chicony Electronics Co. Ltd.[b]	1,045,302	2,411,349
Chin-Poon Industrial Co. Ltd.[b]	780,000	1,197,169
China Airlines Ltd.[a]	5,361,000	1,773,752
China Bills Finance Corp.[b]	2,976,000	1,030,231
China Development Financial Holding Corp.	27,780,000	7,157,337
China Life Insurance Co. Ltd./Taiwan	6,728,048	5,462,082
China Man-Made Fiber Corp.[a,b]	3,055,000	790,845
China Metal Products	1,068,146	855,708
China Motor Corp.	652,000	410,471
China Petrochemical Development Corp.[a,b]	4,654,900	1,098,056
China Steel Chemical Corp.[b]	335,000	1,149,439
China Steel Corp.[b]	24,293,529	13,507,982

Security	Shares	Value

China Synthetic Rubber Corp.	1,111,100	$801,618
Chipbond Technology Corp.[b]	1,273,000	1,813,446
Chong Hong Construction Co. Ltd.	586,122	810,716
Chroma ATE Inc.[b]	836,000	1,477,765
Chung Hung Steel Corp.[a]	6,702,000	860,284
Chunghwa Telecom Co. Ltd.	7,794,000	23,829,459
Cleanaway Co. Ltd.	214,000	1,219,411
Clevo Co.[b]	919,175	847,594
CMC Magnetics Corp.[a,b]	10,347,566	1,052,445
Compal Electronics Inc.	8,624,000	4,782,011
Compeq Manufacturing Co. Ltd.	2,330,000	1,474,006
Continental Holdings Corp.[a,b]	3,013,600	921,381
Coretronic Corp.[b]	1,132,750	1,006,364
Coxon Precise Industrial Co. Ltd.[b]	558,000	936,781
CSBC Corp. Taiwan[b]	2,550,000	1,007,751
CTBC Financial Holding Co. Ltd.	32,194,259	16,865,444
CTCI Corp.	1,487,000	1,639,973
Cub Elecparts Inc.	36,000	425,709
Cyberlink Corp.[b]	586,540	1,247,040
D-Link Corp.[a,b]	3,449,991	1,146,756
Darwin Precisions Corp.[b]	1,647,000	537,361
Delta Electronics Inc.	3,847,000	18,444,198
Depo Auto Parts Ind. Co. Ltd.[b]	232,000	796,030
Dynapack International Technology Corp.[b]	767,000	1,167,818
E Ink Holdings Inc.[a,b]	1,921,000	888,643
E.Sun Financial Holding Co. Ltd.	15,148,438	9,119,135
Eclat Textile Co. Ltd.[b]	400,062	5,380,406
Elan Microelectronics Corp.[b]	1,066,000	1,198,523
Elite Advanced Laser Corp.	222,000	941,946
Elite Material Co. Ltd.[b]	779,000	1,515,425
Elite Semiconductor Memory Technology Inc.[b]	1,100,000	1,041,296
Ennoconn Corp.	90,000	923,657
Epistar Corp.	2,203,694	1,505,495
Eternal Materials Co. Ltd.	1,415,030	1,346,017
EVA Airways Corp.[a]	3,979,279	1,999,270
Evergreen Marine Corp. Taiwan Ltd.	3,600,870	1,428,566
Everlight Chemical Industrial Corp.[b]	1,499,601	969,352
Everlight Electronics Co. Ltd.[b]	926,000	1,219,839
Far Eastern Department Stores Ltd.[b]	2,021,167	1,114,546
Far Eastern International Bank[b]	3,904,011	1,173,284
Far Eastern New Century Corp.	6,087,916	4,923,748
Far EasTone Telecommunications Co. Ltd.	3,326,000	7,000,067
Faraday Technology Corp.[b]	702,000	955,943
Farglory Land Development Co. Ltd.	557,782	598,075
Federal Corp.	3,128,264	1,427,950
Feng Hsin Steel Co. Ltd.	944,000	1,080,154
Feng TAY Enterprise Co. Ltd.[b]	662,024	3,640,503
Firich Enterprises Co. Ltd.[b]	486,730	1,304,726
First Financial Holding Co. Ltd.	17,857,703	8,315,578
FLEXium Interconnect Inc.[b]	533,734	1,502,670
Formosa Chemicals & Fibre Corp.[b]	6,635,210	14,351,015
Formosa Petrochemical Corp.[b]	2,490,000	5,888,977
Formosa Plastics Corp.	8,506,800	19,206,886
Formosa Taffeta Co. Ltd.	1,506,000	1,404,868
Formosan Rubber Group Inc.	1,702,000	894,225
Foxconn Technology Co. Ltd.[b]	1,870,787	4,195,258
Fubon Financial Holding Co. Ltd.	14,080,000	22,429,998
Getac Technology Corp.[b]	1,395,000	916,695
Giant Manufacturing Co. Ltd.[b]	623,000	4,208,428
Gigabyte Technology Co. Ltd.[b]	1,120,000	1,211,200
Gigasolar Materials Corp.[b]	60,800	1,179,045
Gigastorage Corp.[a,b]	1,123,000	1,166,280
Ginko International Co. Ltd.[b]	99,000	1,261,687

13

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Gintech Energy Corp.[a,b]	1,233,019	$942,461
Gloria Material Technology Corp.[b]	1,971,200	1,056,798
Goldsun Building Materials Co. Ltd.[b]	3,389,000	980,092
Gourmet Master Co. Ltd.	154,000	1,023,773
Grand Pacific Petrochemical	2,320,000	963,054
Grape King Bio Ltd.[b]	250,000	1,593,040
Great Wall Enterprise Co. Ltd.	1,580,500	941,754
Greatek Electronics Inc.[b]	818,000	819,453
HannStar Display Corp.[a,b]	5,976,640	721,401
Hermes Microvision Inc.[b]	85,000	3,033,668
Hey Song Corp.[b]	837,000	803,871
Highwealth Construction Corp.[b]	1,710,230	2,093,122
Hiwin Technologies Corp.[b]	454,263	2,122,269
Ho Tung Chemical Corp.[a,b]	4,151,177	984,318
Holy Stone Enterprise Co. Ltd.[b]	920,900	916,894
Hon Hai Precision Industry Co. Ltd.	30,290,646	77,949,092
Hota Industrial Manufacturing Co. Ltd.	432,000	1,667,545
Hotai Motor Co. Ltd.[b]	520,000	5,623,430
HTC Corp.[b]	1,423,000	3,535,485
Hua Nan Financial Holdings Co. Ltd.	12,473,211	5,827,353
Huaku Development Co. Ltd.[b]	603,000	1,126,861
Hung Sheng Construction Ltd.[b]	2,180,000	1,098,615
Ichia Technologies Inc.[b]	1,273,000	608,382
IEI Integration Corp.[b]	867,582	1,073,780
Innolux Corp.[b]	17,000,241	5,202,880
Inotera Memories Inc.[a,b]	5,093,000	3,448,174
Inventec Corp.	4,822,000	2,806,752
ITEQ Corp.[b]	1,577,000	1,050,786
KEE TAI Properties Co. Ltd.[b]	2,227,000	1,071,132
Kenda Rubber Industrial Co. Ltd.[b]	917,687	1,414,118
Kerry TJ Logistics Co. Ltd.[b]	746,000	869,594
Kindom Construction Corp.[b]	1,373,000	649,864
King Slide Works Co. Ltd.	136,000	1,643,649
King Yuan Electronics Co. Ltd.[b]	2,456,000	1,508,572
King’s Town Bank Co. Ltd.[b]	2,195,000	1,546,627
Kinpo Electronics[a]	3,428,000	968,267
Kinsus Interconnect Technology Corp.	653,000	1,138,279
Kuoyang Construction Co. Ltd.	3,089,023	1,022,041
Land Mark Optoelectronics Corp.	84,000	1,057,656
Largan Precision Co. Ltd.	215,000	16,565,315
LCY Chemical Corp.[a]	1,366,000	1,439,569
Lealea Enterprise Co. Ltd.[b]	3,702,173	1,020,757
Lien Hwa Industrial Corp.[b]	1,207,400	702,794
Lite-On Technology Corp.	4,231,889	4,343,125
Long Bon International Co. Ltd.[b]	1,388,000	869,573
Macronix International[a,b]	8,635,000	1,216,868
Makalot Industrial Co. Ltd.[b]	383,525	2,620,124
Masterlink Securities Corp.[b]	4,237,603	1,174,876
MediaTek Inc.[b]	3,166,572	25,270,878
Mega Financial Holding Co. Ltd.	20,505,958	14,134,675
Merida Industry Co. Ltd.[b]	463,850	2,579,155
Merry Electronics Co. Ltd.[b]	386,070	746,309
Micro-Star International Co. Ltd.[b]	1,385,000	1,807,518
Microbio Co. Ltd.[a,b]	1,502,141	1,318,435
MIN AIK Technology Co. Ltd.[b]	487,000	817,585
Mitac Holdings Corp.[b]	1,157,000	871,950
Motech Industries Inc.[a,b]	796,000	1,058,342
Nan Kang Rubber Tire Co. Ltd.[a]	1,396,000	1,227,413
Nan Ya Plastics Corp.	9,750,440	17,504,313
Nan Ya Printed Circuit Board Corp.[b]	540,000	536,824
National Petroleum Co. Ltd.[b]	819,000	908,272
Neo Solar Power Corp.[b]	1,453,806	1,028,825
Novatek Microelectronics Corp.[b]	1,243,000	4,512,453

Security	Shares	Value

OBI Pharma Inc.[a]	221,000	$4,576,803
Oriental Union Chemical Corp.	1,308,000	819,453
Pan-International Industrial Corp.[b]	1,562,366	653,339
Parade Technologies Ltd.[b]	149,000	1,015,639
PChome Online Inc.[b]	167,604	1,576,326
Pegatron Corp.[b]	4,016,000	10,593,027
PharmaEngine Inc.[b]	118,000	979,658
Phison Electronics Corp.[b]	300,000	2,288,463
Pixart Imaging Inc.[b]	408,000	908,694
Pou Chen Corp.	4,746,000	6,317,435
Powertech Technology Inc.	1,428,000	3,084,186
Poya International Co. Ltd.[b]	131,060	1,312,929
President Chain Store Corp.	1,189,000	7,612,922
President Securities Corp.[b]	2,430,000	1,031,049
Primax Electronics Ltd.[b]	898,000	1,114,178
Prince Housing & Development Corp.[b]	3,215,995	886,709
Qisda Corp.[b]	3,372,000	1,239,630
Quanta Computer Inc.[b]	5,524,000	8,630,721
Radiant Opto-Electronics Corp.[b]	963,940	2,521,919
Radium Life Tech Co. Ltd.[b]	2,381,196	842,559
Realtek Semiconductor Corp.[b]	979,110	2,021,690
Rich Development Co. Ltd.[b]	3,520,770	1,045,165
Richtek Technology Corp.[b]	238,000	1,381,686
Ritek Corp.[a,b]	9,490,000	837,302
Ruentex Development Co. Ltd.[b]	1,667,822	2,214,940
Ruentex Industries Ltd.	985,906	1,911,888
Sampo Corp.	3,828,000	1,407,267
Sanyang Motor Co. Ltd.[a,b]	1,392,000	948,839
ScinoPharm Taiwan Ltd.[b]	560,700	967,080
Sercomm Corp.[b]	642,000	1,701,274
Shihlin Paper Corp.[a]	126,000	110,784
Shin Kong Financial Holding Co. Ltd.	16,468,443	3,612,342
Shin Zu Shing Co. Ltd.[b]	485,000	1,693,830
Shining Building Business Co. Ltd.[a]	2,126,601	706,869
Shinkong Synthetic Fibers Corp.	3,452,000	943,320
Sigurd Microelectronics Corp.[b]	1,504,000	1,013,663
Silergy Corp.[b]	115,000	1,356,381
Siliconware Precision Industries Co. Ltd.	4,928,819	6,492,838
Simplo Technology Co. Ltd.[b]	589,000	2,020,955
Sinbon Electronics Co. Ltd.	630,000	1,219,778
Sino-American Silicon Products Inc.[b]	1,197,000	1,606,170
SinoPac Financial Holdings Co. Ltd.	19,303,243	5,972,758
Sinyi Realty Inc.[b]	728,877	626,340
Sitronix Technology Corp.	348,000	964,831
Soft-World International Corp.[b]	372,000	670,106
Solar Applied Materials Technology Co.	1,718,000	1,000,000
St. Shine Optical Co. Ltd.[b]	106,000	2,029,594
Standard Foods Corp.	776,648	1,824,916
Swancor Ind Co. Ltd.[b]	138,000	853,992
Synnex Technology International Corp.	2,645,000	2,564,618
TA Chen Stainless Pipe[b]	2,101,252	901,217
Ta Chong Bank Ltd.[a,b]	4,042,168	1,671,750
Taichung Commercial Bank Co. Ltd.[b]	4,244,341	1,261,262
Taiflex Scientific Co. Ltd.[b]	728,000	867,569
Taigen Biopharmaceuticals Holdings Ltd.[a,b]	590,000	569,358
Tainan Spinning Co. Ltd.[b]	2,607,894	1,130,498
Taishin Financial Holding Co. Ltd.	16,108,316	5,724,418
Taiwan Acceptance Corp.[b]	388,000	881,980
Taiwan Business Bank[a]	8,933,518	2,249,664
Taiwan Cement Corp.[b]	6,741,000	6,081,810
Taiwan Cogeneration Corp.[b]	1,374,000	963,930
Taiwan Cooperative Financial Holding Co. Ltd.	13,875,131	5,908,471
Taiwan Fertilizer Co. Ltd.[b]	1,427,000	1,757,411

14

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Taiwan Glass Industry Corp.[a]	2,418,000	$833,359
Taiwan Hon Chuan Enterprise Co. Ltd.[b]	829,674	1,269,598
Taiwan Land Development Corp.[b]	2,146,854	684,005
Taiwan Liposome Co. Ltd.[a]	118,000	603,701
Taiwan Mobile Co. Ltd.	3,438,000	10,384,989
Taiwan Paiho Ltd.[b]	619,000	1,390,010
Taiwan PCB Techvest Co. Ltd.[b]	1,017,042	1,039,101
Taiwan Secom Co. Ltd.[b]	726,185	2,131,258
Taiwan Semiconductor Manufacturing Co. Ltd.	52,506,000	223,587,219
Taiwan Sogo Shin Kong SEC[b]	1,429,770	1,714,830
Taiwan Surface Mounting Technology Corp.[b]	1,192,261	1,119,502
Taiwan TEA Corp.[b]	1,943,000	782,748
Tatung Co. Ltd.[a,b]	5,256,000	869,506
Teco Electric and Machinery Co. Ltd.	4,168,000	3,249,666
Test Research Inc.[b]	552,400	879,995
Test Rite International Co. Ltd.[b]	1,437,000	860,650
Ton Yi Industrial Corp.[b]	1,754,000	795,270
Tong Hsing Electronic Industries Ltd.[b]	372,000	888,916
Tong Yang Industry Co. Ltd.	742,400	879,044
Topco Scientific Co. Ltd.[b]	745,371	1,191,972
TPK Holding Co. Ltd.	611,000	1,738,922
Transcend Information Inc.[b]	419,000	1,094,930
Tripod Technology Corp.[b]	984,000	1,700,190
TrueLight Corp.	249,000	800,962
TSRC Corp.	1,592,900	973,542
TTY Biopharm Co. Ltd.	468,124	1,534,504
Tung Ho Steel Enterprise Corp.	1,876,000	965,529
Tung Thih Electronic Co. Ltd.	138,000	1,211,231
TWi Pharmaceuticals Inc.[a]	168,000	926,414
TXC Corp.[b]	1,102,000	1,179,918
U-Ming Marine Transport Corp.	1,000,000	801,115
Uni-President Enterprises Corp.	10,185,369	16,787,355
Unimicron Technology Corp.[b]	2,685,000	1,221,501
Union Bank of Taiwan[b]	2,908,681	833,165
Unitech Printed Circuit Board Corp.[b]	2,376,000	847,999
United Microelectronics Corp.[b]	24,016,000	8,718,510
UPC Technology Corp.	3,067,146	845,669
USI Corp.	2,156,000	815,716
Vanguard International Semiconductor Corp.	1,849,000	2,237,470
Visual Photonics Epitaxy Co. Ltd.[b]	893,000	1,109,342
Voltronic Power Technology Corp.[b]	121,451	1,804,538
Wah Lee Industrial Corp.[b]	683,000	925,885
Walsin Lihwa Corp.[a]	6,488,000	1,401,274
Waterland Financial Holdings Co. Ltd.[b]	5,218,581	1,232,622
Win Semiconductors Corp.	1,129,669	1,737,313
Winbond Electronics Corp.[a,b]	6,143,000	1,430,268
Wistron Corp.[b]	5,106,087	2,667,079
Wistron NeWeb Corp.[b]	569,623	1,572,300
Wowprime Corp.[b]	187,260	823,228
WPG Holdings Ltd.[b]	2,913,000	2,820,011
WT Microelectronics Co. Ltd.[b]	787,896	827,916
XPEC Entertainment Inc.	256,000	734,073
Yageo Corp.[b]	1,021,078	1,570,312
Yang Ming Marine Transport Corp.[a]	3,669,000	910,450
Yeong Guan Energy Technology Group Co. Ltd.[b]	146,937	794,510
YFY Inc.[b]	2,100,000	681,943
Yieh Phui Enterprise Co. Ltd.	3,149,510	699,527
Yuanta Financial Holding Co. Ltd.	17,587,255	6,654,084
Yulon Motor Co. Ltd.[b]	1,521,000	1,519,043
YungShin Global Holding Corp.[b]	837,650	1,293,351
Yungtay Engineering Co. Ltd.[b]	970,000	1,476,901
Zhen Ding Technology Holding Ltd.	755,950	2,146,822

Security	Shares	Value

Zinwell Corp.[b]	1,071,000	$1,514,204

		1,107,036,453
THAILAND — 2.38%
Advanced Info Service PCL NVDR	2,248,900	12,518,291
Airports of Thailand PCL NVDR	940,500	8,161,147
Amata Corp. PCL NVDR[b]	2,733,600	999,167
AP Thailand PCL NVDR[b]	5,223,490	808,883
Bangchak Petroleum PCL (The) NVDR[b]	1,069,500	1,036,973
Bangkok Airways Co. Ltd.	1,334,700	860,256
Bangkok Bank PCL Foreign	645,600	3,080,290
Bangkok Bank PCL NVDR	497,800	2,326,493
Bangkok Chain Hospital PCL NVDR[b]	5,587,050	1,247,109
Bangkok Dusit Medical Services PCL NVDR	8,918,500	5,051,494
Bangkok Expressway PCL NVDR[b]	1,070,800	1,232,436
Bangkok Land PCL NVDR[b]	24,908,900	1,049,454
Banpu PCL NVDR[b]	2,274,900	1,225,044
BEC World PCL NVDR	2,561,400	2,358,432
BTS Group Holdings PCL NVDR	12,576,000	3,351,027
Bumrungrad Hospital PCL NVDR	817,000	5,037,863
Central Pattana PCL NVDR	3,257,000	4,203,020
Charoen Pokphand Foods PCL NVDR	6,542,500	3,815,241
Chularat Hospital PCL NVDR	10,871,000	752,234
CP ALL PCL NVDR	9,455,700	12,400,053
Delta Electronics Thailand PCL NVDR	1,208,800	2,866,853
Dynasty Ceramic PCL NVDR	12,459,920	1,383,663
Eastern Polymer Group PCL	2,702,800	874,790
Energy Absolute PCL NVDR	2,868,400	1,984,830
Esso Thailand PCL NVDR[a]	5,995,200	911,658
Glow Energy PCL NVDR	1,230,800	2,833,175
Gunkul Engineering PCL NVDR	1,397,800	955,527
Hana Microelectronics PCL NVDR[b]	1,408,900	1,513,467
Home Product Center PCL NVDR[b]	10,516,074	2,068,592
Indorama Ventures PCL NVDR	3,183,400	2,025,154
Inter Far East Energy Corp.	2,583,300	663,124
IRPC PCL NVDR[b]	21,767,200	2,550,844
Italian-Thai Development PCL NVDR[a]	4,695,100	1,002,163
Jasmine International PCL NVDR	8,493,400	1,104,332
Kasikornbank PCL Foreign	2,504,500	11,844,664
Kasikornbank PCL NVDR	1,226,700	5,852,838
KCE Electronics PCL NVDR	424,900	755,786
Khon Kaen Sugar Industry PCL NVDR	7,079,260	865,155
Kiatnakin Bank PCL NVDR	1,094,900	1,115,063
Krung Thai Bank PCL NVDR[b]	7,287,800	3,456,825
Krungthai Card PCL NVDR	287,700	790,693
LPN Development PCL NVDR[b]	2,352,700	1,129,086
Major Cineplex Group PCL NVDR[b]	929,600	804,063
Minor International PCL NVDR[b]	4,071,860	4,175,247
Muangthai Leasing PCL	1,884,600	1,098,999
Polyplex Thailand PCL NVDR	1,371,700	264,083
PTT Exploration & Production PCL NVDR	2,914,001	5,305,205
PTT Global Chemical PCL NVDR	4,308,800	6,341,775
PTT PCL NVDR	2,116,400	15,117,143
Quality Houses PCL NVDR[b]	16,092,817	1,005,801
Samart Corp. PCL NVDR[b]	1,549,100	769,363
Siam Cement PCL (The) NVDR	877,500	11,017,718
Siam Commercial Bank PCL (The) NVDR[b]	3,336,500	12,241,902
Siam Global House PCL NVDR[b]	3,537,622	1,026,542
Sino-Thai Engineering & Construction PCL NVDR[b]	2,284,528	1,542,566
Sri Trang Agro-Industry PCL NVDR	2,601,000	798,298
Srisawad Power 1979 PCL NVDR	1,297,300	1,728,406
Supalai PCL NVDR[b]	2,044,200	1,055,181

15

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Superblock PCL[a,b]	22,404,200	$768,894
Thai Airways International PCL NVDR[a]	2,254,200	553,487
Thai Oil PCL NVDR	1,809,400	2,953,401
Thai Union Group PCL NVDR	4,557,100	2,352,298
Thai Vegetable Oil PCL NVDR	1,866,900	1,458,516
Thaicom PCL NVDR[b]	1,488,700	1,034,281
Thanachart Capital PCL NVDR	1,529,300	1,504,125
Thoresen Thai Agencies PCL NVDR[b]	2,633,623	723,805
TICON Industrial Connection PCL NVDR[b]	2,361,960	771,064
Tisco Financial Group PCL NVDR	1,368,750	1,604,004
TMB Bank PCL NVDR	32,270,700	2,341,066
True Corp. PCL NVDR[a,b]	19,144,218	4,513,634
TTW PCL NVDR[b]	4,505,200	1,357,594
VGI Global Media PCL NVDR[b]	10,641,700	1,134,244
WHA Corp. PCL NVDR[a,b]	16,673,500	1,367,748

		208,793,642
TURKEY — 1.37%
Akbank TAS	4,764,567	11,360,210
Akfen Holding ASb	268,708	975,355
Aksa Akrilik Kimya Sanayii AS	243,830	887,570
Albaraka Turk Katilim Bankasi AS	1,706,561	822,015
Anadolu Efes Biracilik ve Malt Sanayii AS	462,187	3,170,827
Arcelik AS	557,024	3,028,033
BIM Birlesik Magazalar AS	463,628	8,693,523
Cimsa Cimento Sanayi VE Ticaret AS	175,087	966,849
Coca-Cola Icecek ASb	191,591	2,511,480
Dogus Otomotiv Servis ve Ticaret ASb	132,395	519,285
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,293,989	4,107,101
Enka Insaat ve Sanayi AS	1,239,946	2,043,469
Eregli Demir ve Celik Fabrikalari TAS	2,906,070	3,759,444
Ford Otomotiv Sanayi AS	154,069	1,733,376
Haci Omer Sabanci Holding AS	2,104,377	5,900,799
Is Gayrimenkul Yatirim Ortakligi ASb	1,902,305	1,034,110
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	2,527,071	1,086,819
KOC Holding AS	1,401,670	5,782,220
Koza Altin Isletmeleri ASb	121,426	492,973
Petkim Petrokimya Holding ASa	1,115,671	1,708,149
Sekerbank TAS[a,b]	1,490,647	794,943
TAV Havalimanlari Holding AS	401,173	2,904,070
Tofas Turk Otomobil Fabrikasi AS	305,275	2,019,762
Trakya Cam Sanayii ASb	1,498,798	907,581
Tupras Turkiye Petrol Rafinerileri ASa	280,535	6,944,605
Turk Hava Yollari AOa	1,119,892	2,951,444
Turk Telekomunikasyon AS	977,630	2,018,159
Turkcell Iletisim Hizmetleri AS	1,791,965	6,843,562
Turkiye Garanti Bankasi ASb	5,020,009	12,642,858
Turkiye Halk Bankasi AS	1,392,559	5,222,396
Turkiye Is Bankasi Class C	3,473,947	5,653,456
Turkiye Sinai Kalkinma Bankasi ASb	2,351,147	1,221,480
Turkiye Sise ve Cam Fabrikalari AS	1,700,137	1,725,582
Turkiye Vakiflar Bankasi Tao Class Db	1,743,129	2,386,944
Ulker Biskuvi Sanayi AS	378,496	2,449,513
Yapi ve Kredi Bankasi ASb	2,093,735	2,420,420
Yazicilar Holding ASb	166,952	795,557

		120,485,939
UNITED ARAB EMIRATES — 0.85%
Abu Dhabi Commercial Bank PJSC	4,180,462	7,113,404
Agthia Group PJSC	414,261	869,564
Air Arabia PJSC	4,746,070	1,563,481

Security	Shares	Value

Al Waha Capital PJSC	1,986,562	$1,173,640
Aldar Properties PJSC	6,714,255	4,277,469
Amlak Finance PJSC	1,652,923	648,020
Arabtec Holding PJSC[a]	5,620,238	1,683,141
Dana Gas PJSC[a]	8,101,233	1,058,682
Deyaar Development PJSC[a]	4,452,674	620,675
DP World Ltd.	354,147	6,622,549
Dubai Financial Market PJSC	5,182,039	1,678,884
Dubai Islamic Bank PJSC	2,148,895	3,744,280
Dubai Parks & Resorts PJSC[a]	5,752,440	1,848,023
Emaar Malls Group PJSC[a]	4,314,570	3,359,516
Emaar Properties PJSC	7,445,869	11,696,727
Emirates Telecommunications Group Co. PJSC	3,401,974	15,282,278
Eshraq Properties Co. PJSC[a]	4,242,695	589,095
First Gulf Bank PJSC	1,886,163	6,162,169
National Bank of Abu Dhabi PJSC	1,514,479	3,154,263
Orascom Construction Ltd.[a]	128,322	797,521
Union Properties PJSC	2,599,411	498,927

		74,442,308

TOTAL COMMON STOCKS
(Cost: $9,546,023,150)		8,518,742,358

PREFERRED STOCKS — 2.77%

BRAZIL — 1.71%
Banco ABC Brasil SA	244,875	571,751
Banco Bradesco SA	5,296,704	28,545,718
Banco do Estado do Rio Grande do Sul SA Class B	405,900	564,491
Bradespar SA	484,900	658,272
Braskem SA Class A	341,100	2,282,211
Centrais Eletricas Brasileiras SA Class B	458,900	1,215,505
Cia. Brasileira de Distribuicao	339,600	4,246,246
Cia. Energetica de Minas Gerais	1,641,420	2,764,426
Cia. Energetica de Sao Paulo Class B	401,800	1,380,055
Cia. Energetica do Ceara Class A	22,900	218,549
Cia. Ferro Ligas da Bahia-Ferbasa	10,820	17,588
Cia. Paranaense de Energia Class B	212,700	1,557,725
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	266,200	532,556
Gerdau SA	1,797,700	2,798,262
GOL Linhas Aereas Inteligentes SA	83,400	72,571
Itau Unibanco Holding SA	6,439,712	45,666,355
Itausa - Investimentos Itau SA	7,480,287	13,838,774
Lojas Americanas SA	1,063,875	4,680,252
Marcopolo SA	1,270,800	729,627
Petroleo Brasileiro SA	8,009,400	15,676,052
Suzano Papel e Celulose SA Class A	827,500	4,012,019
Telefonica Brasil SA	804,000	7,591,002
Vale SA	3,684,100	9,993,234

		149,613,241
CHILE — 0.07%
Bupa Chile SA	1,479,239	1,121,402
Embotelladora Andina SA Class B	613,088	1,875,896
Sociedad Quimica y Minera de Chile SA Series B	207,609	3,458,130

		6,455,428
COLOMBIA — 0.13%
Avianca Holdings SA	1,237,945	678,294

16

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Bancolombia SA	920,815	$6,551,606
Grupo Aval Acciones y Valores SA	6,963,484	2,410,907
Grupo de Inversiones Suramericana SA	178,269	1,778,004

		11,418,811
RUSSIA — 0.16%
AK Transneft OAO	2,068	4,706,013
Surgutneftegas OAO	14,941,600	9,614,565

		14,320,578
SOUTH KOREA — 0.70%
AmorePacific Corp.[b]	19,605	4,003,785
Hyundai Motor Co.	50,296	4,820,911
Hyundai Motor Co. Series 2	80,066	7,708,958
LG Chem Ltd.	16,209	3,142,283
Samsung Electronics Co. Ltd.	43,945	41,590,363

		61,266,300

TOTAL PREFERRED STOCKS
(Cost: $391,141,410)		243,074,358

RIGHTS — 0.00%

CHINA — 0.00%
China Resources and Transportation Group Ltd.[a,b]	18,919,996	109,830

		109,830
HONG KONG — 0.00%
Real Nutriceutical Group Ltd.[a]	885,825	11,427

		11,427
MALAYSIA — 0.00%
Hong Leong Bank Bhd[a]	210,192	130,631

		130,631
SOUTH AFRICA — 0.00%
Advtech Ltd.[a]	219,449	31,654
SA Corporate Real Estate Fund Nominees Pty Ltd.[a]	584,930	4,057

		35,711
SOUTH KOREA — 0.00%
SK Chemicals Co. Ltd.[a]	1	12

		12
THAILAND — 0.00%
Amata Corp. PCL[a]	112,548	—

		—

TOTAL RIGHTS
(Cost: $1,095,072)		287,611

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.64%

MONEY MARKET FUNDS — 5.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	469,753,732	$469,753,732
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	24,150,363	24,150,363

		493,904,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $493,904,095)		493,904,095

TOTAL INVESTMENTS IN SECURITIES — 105.58%
(Cost: $10,432,163,727)		9,256,008,422
Other Assets, Less Liabilities — (5.58)%		(489,084,694)

NET ASSETS — 100.00%		$8,766,923,728

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

GOL — General Obligation Limited

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini	460	Dec. 2015	New York Board of Trade	$18,860,000	$(544,853)

See accompanying notes to schedules of investments.

17

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EM MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.67%

EXCHANGE-TRADED FUNDS — 99.67%
iShares MSCI Emerging Markets Minimum Volatility ETF[a]	46,981	$2,363,144

		2,363,144

TOTAL INVESTMENT COMPANIES
(Cost: $2,456,841)		2,363,144

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,243	1,243

		1,243

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,243)		1,243

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $2,458,084)		2,364,387
Other Assets, Less Liabilities — 0.28%		6,607

NET ASSETS — 100.00%		$2,370,994

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	2,000	USD	513	12/03/2015	BNP	$4
INR	4,770,000	USD	71,394	12/03/2015	JPM	179
USD	464,140	HKD	3,597,000	12/03/2015	BNP	216
USD	258	HKD	2,000	12/03/2015	MS	—
USD	72,436	INR	4,770,000	12/03/2015	BNP	863
USD	574,318	KRW	657,095,000	12/03/2015	BNP	7,051
USD	182	MXN	3,000	12/03/2015	HSBC	1
USD	44,087	PLN	172,000	12/03/2015	BNP	1,525
USD	10,361	RUB	673,000	12/03/2015	BNP	213
USD	715,463	TWD	23,338,000	12/03/2015	BNP	488
USD	138,496	ZAR	1,936,000	12/03/2015	BNP	4,595
USD	72	ZAR	1,000	12/03/2015	HSBC	3
BRL	6,000	USD	1,535	01/06/2016	BNP	—
INR	13,000	USD	194	01/06/2016	BNP	—
MXN	153,000	USD	9,193	01/06/2016	JPM	14
TWD	273,000	USD	8,355	01/06/2016	BNP	4
USD	51,373	BRL	194,000	01/06/2016	JPM	1,741
USD	459,381	HKD	3,560,000	01/06/2016	RBS	159
USD	558,524	KRW	645,079,000	01/06/2016	JPM	3,120

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EM MINIMUM VOLATILITY ETF

November 30, 2015

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	225,448	MXN	3,741,000	01/06/2016	MS	$315
USD	704,863	TWD	23,018,000	01/06/2016	JPM	72
USD	133,127	ZAR	1,917,000	01/06/2016	RBS	1,373
PLN	2,000	USD	494	01/07/2016	MS	—
USD	41,636	PLN	168,000	01/07/2016	CITI	95
USD	10,874	RUB	727,000	01/11/2016	JPM	55

						22,086

BRL	194,000	USD	51,886	12/03/2015	JPM	(1,760)
HKD	3,560,000	USD	459,320	12/03/2015	RBS	(169)
HKD	39,000	USD	5,032	12/03/2015	TNTC	(2)
KRW	12,016,000	USD	10,527	12/03/2015	BNP	(154)
KRW	645,079,000	USD	559,246	12/03/2015	JPM	(2,353)
MXN	3,741,000	USD	225,954	12/03/2015	MS	(312)
MXN	18,000	USD	1,088	12/03/2015	TNTC	(2)
PLN	168,000	USD	41,663	12/03/2015	CITI	(91)
PLN	4,000	USD	1,034	12/03/2015	HSBC	(45)
RUB	673,000	USD	10,185	12/03/2015	JPM	(38)
TWD	320,000	USD	9,866	12/03/2015	BNP	(62)
TWD	23,018,000	USD	705,511	12/03/2015	JPM	(340)
USD	50,381	BRL	196,000	12/03/2015	BNP	(262)
USD	225,130	MXN	3,756,000	12/03/2015	BNP	(1,416)
ZAR	20,000	USD	1,438	12/03/2015	GS	(55)
ZAR	1,917,000	USD	133,962	12/03/2015	RBS	(1,375)
HKD	82,000	USD	10,580	01/06/2016	BNP	(2)
HKD	18,000	USD	2,322	01/06/2016	MS	(1)
INR	291,000	USD	4,352	01/06/2016	JPM	—
KRW	5,048,000	USD	4,349	01/06/2016	BNP	(3)
KRW	1,494,000	USD	1,289	01/06/2016	JPM	(3)
MXN	50,000	USD	3,011	01/06/2016	BNP	(2)
TWD	98,000	USD	3,002	01/06/2016	JPM	(1)
USD	507	BRL	2,000	01/06/2016	BNP	(4)
USD	70,948	INR	4,770,000	01/06/2016	JPM	(383)
ZAR	27,000	USD	1,858	01/06/2016	BNP	(2)
ZAR	44,000	USD	3,032	01/06/2016	MS	(8)
PLN	2,000	USD	495	01/07/2016	BNP	(1)
RUB	26,000	USD	388	01/11/2016	BNP	(1)

						(8,847)

				Net Unrealized Appreciation		$13,239

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

RBS — Goldman Sachs International

TNTC — Northern Trust Company (The)

Currency Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

RUB — New Ruble Ruble

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.55%

EXCHANGE-TRADED FUNDS — 99.55%
iShares MSCI Emerging Markets ETF[a]	6,320,315	$214,827,507

		214,827,507

TOTAL INVESTMENT COMPANIES
(Cost: $247,590,816)		214,827,507

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	120,523	120,523

		120,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,523)		120,523

TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $247,711,339)		214,948,030
Other Assets, Less Liabilities — 0.39%		852,401

NET ASSETS — 100.00%		$215,800,431

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	879,000	USD	225,691	12/03/2015	JPM	$1,426
INR	1,206,314,000	USD	18,064,001	12/03/2015	JPM	36,592
TRY	9,346,000	USD	3,201,200	12/03/2015	BNP	5,002
USD	276,449	BRL	1,051,000	12/03/2015	JPM	4,891
USD	93,928	EUR	85,000	12/03/2015	BBP	4,120
USD	207,864	EUR	191,000	12/03/2015	BNP	6,060
USD	4,308,923	EUR	3,928,000	12/03/2015	MS	158,740
USD	4,597,679	HKD	35,631,000	12/03/2015	BBP	2,164
USD	2,470,910	HKD	19,150,000	12/03/2015	BNP	1,035
USD	44,795,237	HKD	347,132,000	12/03/2015	HSBC	23,818
USD	18,356,983	INR	1,206,314,000	12/03/2015	JPM	256,390
USD	1,346	KRW	1,554,000	12/03/2015	BNP	4
USD	42,016,627	KRW	48,054,446,000	12/03/2015	JPM	531,474
USD	523,551	MXN	8,673,000	12/03/2015	BBP	432
USD	446,121	MXN	7,360,000	12/03/2015	BNP	2,196
USD	66,070	MXN	1,093,000	12/03/2015	TNTC	145
USD	196	RUB	13,000	12/03/2015	BNP	—
USD	6,426,552	RUB	417,613,000	12/03/2015	JPM	129,848
USD	155,035	TRY	444,000	12/03/2015	BNP	2,718

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

November 30, 2015

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	37,645,480	TWD	1,227,195,000	12/03/2015	JPM	$49,569
USD	1,165,557	ZAR	16,177,000	12/03/2015	BBP	46,700
USD	962,784	ZAR	13,534,000	12/03/2015	BNP	26,726
USD	15,037,909	ZAR	209,134,000	12/03/2015	MS	573,483
EUR	262,000	USD	277,056	01/06/2016	CITI	79
INR	38,000	USD	566	01/06/2016	BNP	2
MXN	5,081,000	USD	305,324	01/06/2016	CITI	451
TWD	39,000	USD	1,192	01/06/2016	BNP	2
USD	213,599	BRL	804,000	01/06/2016	BNP	7,907
USD	13,145,276	BRL	49,615,000	01/06/2016	JPM	452,027
USD	4,411,458	EUR	4,164,000	01/06/2016	BNP	6,914
USD	85,036	EUR	80,000	01/06/2016	CITI	415
USD	51,774,497	HKD	401,245,000	01/06/2016	BNP	15,922
USD	1,051,023	HKD	8,145,000	01/06/2016	CITI	360
USD	44,164,553	KRW	51,025,503,000	01/06/2016	JPM	232,266
USD	14,259,176	MXN	236,564,000	01/06/2016	BNP	22,756
USD	286,038	MXN	4,735,000	01/06/2016	CITI	1,085
USD	63,280	TRY	185,000	01/06/2016	CITI	427
USD	959,255	TWD	31,207,000	01/06/2016	JPM	3,723
USD	16,395,551	ZAR	236,173,000	01/06/2016	BNP	163,511
USD	608,574	ZAR	8,746,000	01/06/2016	CITI	7,466
USD	6,847,896	RUB	458,583,000	01/11/2016	JPM	23,642

						2,802,488

BRL	806,000	USD	216,125	12/03/2015	BNP	(7,872)
BRL	48,548,000	USD	12,989,431	12/03/2015	JPM	(445,585)
EUR	4,164,000	USD	4,406,482	12/03/2015	BNP	(6,950)
EUR	40,000	USD	43,986	12/03/2015	MS	(1,724)
HKD	401,245,000	USD	51,771,524	12/03/2015	BNP	(20,870)
HKD	668,000	USD	86,196	12/03/2015	SSB	(41)
INR	38,000	USD	577	12/03/2015	BNP	(7)
KRW	1,554,000	USD	1,372	12/03/2015	BNP	(30)
KRW	48,800,341,000	USD	42,287,990	12/03/2015	JPM	(158,910)
MXN	236,564,000	USD	14,291,738	12/03/2015	BNP	(23,176)
MXN	7,000	USD	427	12/03/2015	HSBC	(4)
RUB	13,000	USD	205	12/03/2015	BNP	(9)
RUB	417,613,000	USD	6,307,552	12/03/2015	JPM	(10,848)
TWD	39,000	USD	1,202	12/03/2015	BNP	(7)
TWD	1,246,168,000	USD	38,180,007	12/03/2015	JPM	(2,845)
USD	207,097	BRL	806,000	12/03/2015	BNP	(1,158)
USD	12,239,023	BRL	48,376,000	12/03/2015	JPM	(260,382)
USD	569	INR	38,000	12/03/2015	BNP	(1)
USD	638,417	KRW	745,895,000	12/03/2015	JPM	(5,510)
USD	212,324	MXN	3,558,000	12/03/2015	BNP	(2,280)
USD	12,974,141	MXN	215,887,000	12/03/2015	UBS	(47,270)
USD	161,222	TRY	474,000	12/03/2015	BBP	(1,386)
USD	2,818,607	TRY	8,366,000	12/03/2015	HSBC	(51,400)
USD	21,065	TRY	62,000	12/03/2015	MS	(205)
USD	1,193	TWD	39,000	12/03/2015	BNP	(1)
USD	579,328	TWD	18,973,000	12/03/2015	JPM	(1,922)
ZAR	7,000	USD	504	12/03/2015	BBP	(20)
ZAR	236,173,000	USD	16,498,289	12/03/2015	BNP	(163,753)
ZAR	2,665,000	USD	191,665	12/03/2015	GS	(7,344)
BRL	1,874,000	USD	481,278	01/06/2016	CITI	(1,843)
HKD	668,000	USD	86,195	01/06/2016	BNP	(27)
HKD	14,501,000	USD	1,871,006	01/06/2016	CITI	(450)
INR	2,294,000	USD	34,316	01/06/2016	CITI	(11)
INR	35,754,000	USD	534,711	01/06/2016	JPM	(43)
KRW	1,554,000	USD	1,344	01/06/2016	BNP	(6)
KRW	547,552,000	USD	471,702	01/06/2016	CITI	(267)
MXN	7,000	USD	422	01/06/2016	BNP	(1)
MXN	3,193,000	USD	192,281	01/06/2016	CITI	(126)
TRY	416,000	USD	141,675	01/06/2016	CITI	(341)
TWD	21,587,000	USD	661,606	01/06/2016	CITI	(630)
USD	498,392	BRL	1,965,000	01/06/2016	BNP	(4,324)
USD	18,310,061	INR	1,229,973,000	01/06/2016	JPM	(83,055)
USD	3,169,962	TRY	9,346,000	01/06/2016	BNP	(5,288)
USD	37,989,591	TWD	1,240,930,000	01/06/2016	JPM	(6,618)
ZAR	2,665,000	USD	185,009	01/06/2016	BNP	(1,845)
ZAR	5,800,000	USD	399,168	01/06/2016	CITI	(537)
RUB	13,000	USD	194	01/11/2016	BNP	(1)
RUB	11,767,000	USD	175,182	01/11/2016	CITI	(76)

						(1,326,999)

				Net Unrealized Appreciation		$1,475,489

Counterparties:

BBP — Barclays Bank PLC Wholesale
BNP — BNP Paribas SA
CITI — Citibank N.A. London
GS — Goldman Sachs Group Inc.
HSBC — HSBC Bank PLC
JPM — JPMorgan Chase Bank N.A.
MS — Morgan Stanley and Co. International PLC
SSB — State Street Bank London.
UBS — UBS AG London.

Currency Abbreviations:

BRL — Brazilian Real
EUR — Euro
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — South Korean Won
MXN — Mexican Peso
RUB — New Ruble Ruble
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.65%

BELGIUM — 0.09%
UCB SA	22,649	$2,021,781

		2,021,781
CANADA — 5.57%
Agnico Eagle Mines Ltd.	262,856	7,003,440
Bank of Montreal	112,926	6,539,048
Bank of Nova Scotia (The)	172,898	7,905,800
Barrick Gold Corp.	150,568	1,111,466
BCE Inc.	175,450	7,573,211
Canadian Imperial Bank of Commerce/Canada	81,026	6,101,669
Dollarama Inc.	140,360	9,412,494
Enbridge Inc.	30,624	1,090,749
Fairfax Financial Holdings Ltd.	10,527	5,068,597
First Capital Realty Inc.	120,582	1,773,891
Franco-Nevada Corp.	190,762	9,195,369
Goldcorp Inc.	754,435	8,945,690
H&R REIT	70,180	1,130,975
Intact Financial Corp.	157,586	10,534,529
RioCan REIT	120,263	2,307,453
Rogers Communications Inc. Class B	65,076	2,517,227
Royal Bank of Canada	95,062	5,431,094
Shaw Communications Inc. Class B	455,851	9,489,122
Silver Wheaton Corp.	362,384	4,775,909
TELUS Corp.	214,776	6,844,962
Thomson Reuters Corp.	162,690	6,598,496
Toronto-Dominion Bank (The)	27,115	1,110,541
TransCanada Corp.	37,323	1,181,085

		123,642,817
CHILE — 0.34%
Aguas Andinas SA Series A	2,876,104	1,429,404
Banco de Chile	28,803,467	2,871,534
Empresa Nacional de Electricidad SA/Chile	7,824	9,273
Empresas COPEC SA	375,144	3,217,096

		7,527,307
CHINA — 3.26%
Agricultural Bank of China Ltd. Class H	4,785,000	1,833,274
Anta Sports Products Ltd.	957,000	2,894,968
Bank of China Ltd. Class H	4,785,000	2,123,388
Beijing Capital International Airport Co. Ltd. Class H	1,914,000	2,135,734
China Coal Energy Co. Ltd. Class Ha	2,552,000	1,027,127
China Communications Services Corp. Ltd. Class H	3,190,000	1,230,413
China Construction Bank Corp. Class H	12,441,000	8,554,045
China Medical System Holdings Ltd.[a]	1,276,000	1,761,260
China Mobile Ltd.	797,500	9,063,494
China Petroleum & Chemical Corp. Class H	1,914,000	1,172,802
China Unicom Hong Kong Ltd.	1,276,000	1,580,196
CITIC Ltd.[a]	3,190,000	5,596,527
COSCO Pacific Ltd.	1,252,000	1,619,438
CSPC Pharmaceutical Group Ltd.	3,190,000	2,999,903
Guangdong Investment Ltd.	3,190,000	4,353,769
Hanergy Thin Film Power Group Ltd.[a,b]	8,594,000	11

Security	Shares	Value

Hengan International Group Co. Ltd.	478,500	$4,808,487
Industrial & Commercial Bank of China Ltd. Class H	2,552,000	1,543,983
Inner Mongolia Yitai Coal Co. Ltd. Class B	933,900	688,284
Jiangsu Expressway Co. Ltd. Class H	1,276,000	1,652,622
Shenzhou International Group Holdings Ltd.[a]	638,000	3,349,686
Sihuan Pharmaceutical Holdings Group Ltd.	4,767,000	614,942
Sino Biopharmaceutical Ltd.	5,724,000	5,397,667
Sun Art Retail Group Ltd.[a]	2,871,000	2,255,483
Zhejiang Expressway Co. Ltd. Class H	1,914,000	2,325,851
Zijin Mining Group Co. Ltd. Class H	7,656,000	1,915,988

		72,499,342
COLOMBIA — 0.05%
Corp. Financiera Colombiana SA	7,337	89,584
Corp. Financiera Colombiana SA New[b]	774	9,431
Corp. Financiera Colombiana SA/CD	86,449	977,546

		1,076,561
CZECH REPUBLIC — 0.06%
Komercni Banka AS	6,061	1,230,888

		1,230,888
DENMARK — 0.13%
William Demant Holding A/Sb	30,624	2,939,446

		2,939,446
EGYPT — 0.00%
Commercial International Bank Egypt SAE	1,965	10,801

		10,801
GERMANY — 0.34%
Kabel Deutschland Holding AG	26,796	3,277,210
MAN SE	44,022	4,367,167

		7,644,377
HONG KONG — 3.18%
Cheung Kong Infrastructure Holdings Ltd.[a]	638,000	5,588,297
CLP Holdings Ltd.	1,754,500	14,666,194
Hang Seng Bank Ltd.[a]	797,500	14,454,266
HK Electric Investments & HK Electric Investments Ltd.[c]	3,987,500	3,178,910
HKT Trust & HKT Ltd.	3,190,000	4,041,022
Hong Kong & China Gas Co. Ltd.[a]	2,803,860	5,505,034
Link REIT	957,000	5,820,800
MTR Corp. Ltd.	1,754,500	8,147,885
Power Assets Holdings Ltd.	638,000	5,699,405
Yue Yuen Industrial Holdings Ltd.	957,000	3,475,197

		70,577,010
INDIA — 0.30%
Wipro Ltd. ADR	529,300	6,642,715

		6,642,715
INDONESIA — 0.36%
Bank Central Asia Tbk PT	3,094,300	2,767,760
Telekomunikasi Indonesia Persero Tbk PT	15,854,300	3,357,651
Unilever Indonesia Tbk PT	701,800	1,864,196

		7,989,607

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

IRELAND — 0.22%
Kerry Group PLC Class A	35,090	$2,831,037
Ryanair Holdings PLC ADR	26,137	2,009,935

		4,840,972
ISRAEL — 0.72%
Azrieli Group	30,943	1,192,361
Bank Hapoalim BM	206,712	1,069,541
Bank Leumi le-Israel BMa,b	408,001	1,475,185
Mizrahi Tefahot Bank Ltd.	169,070	2,001,679
NICE-Systems Ltd.	41,470	2,520,803
Teva Pharmaceutical Industries Ltd.	126,324	7,740,785

		16,000,354
JAPAN — 12.92%
ABC-Mart Inc.	31,900	1,733,696
Ajinomoto Co. Inc.	54,000	1,236,332
ANA Holdings Inc.	1,595,000	4,483,026
Aozora Bank Ltd.	957,000	3,369,062
Astellas Pharma Inc.	350,900	4,934,175
Benesse Holdings Inc.	95,700	2,421,999
Canon Inc.	574,200	17,307,975
Chugai Pharmaceutical Co. Ltd.	31,900	1,112,670
East Japan Railway Co.	31,900	3,006,798
Eisai Co. Ltd.	63,800	4,138,616
FUJIFILM Holdings Corp.	63,800	2,580,360
Itochu Techno-Solutions Corp.	63,800	1,316,056
Japan Airlines Co. Ltd.	127,600	4,357,528
Japan Prime Realty Investment Corp.	957	3,299,197
Japan Real Estate Investment Corp.	957	4,549,010
Japan Retail Fund Investment Corp.	2,871	5,484,430
Kakaku.com Inc.	159,500	3,037,849
Kintetsu Group Holdings Co. Ltd.	319,000	1,221,350
Konami Holdings Corp.	31,900	745,489
Kyowa Hakko Kirin Co. Ltd.	319,000	5,612,516
Lawson Inc.	95,700	7,258,233
M3 Inc.	223,300	4,905,065
McDonald’s Holdings Co. Japan Ltd.[a]	95,700	2,321,082
Miraca Holdings Inc.	63,800	2,830,840
Mitsubishi Tanabe Pharma Corp.	255,200	4,452,752
Nagoya Railroad Co. Ltd.	638,000	2,566,905
Nippon Building Fund Inc.	957	4,510,196
Nippon Prologis REIT Inc.	1,914	3,351,984
Nippon Telegraph & Telephone Corp.	287,100	10,631,177
Nissin Foods Holdings Co. Ltd.	63,800	3,234,507
Nitori Holdings Co. Ltd.	95,700	7,871,496
Nomura Real Estate Master Fund Inc.[b]	2,871	3,458,335
Nomura Research Institute Ltd.	140,300	5,297,668
NTT Data Corp.	31,900	1,552,563
NTT DOCOMO Inc.	701,800	13,252,680
Oracle Corp. Japan	31,900	1,552,563
Oriental Land Co. Ltd./Japan	127,600	7,242,190
Otsuka Corp.	63,800	3,193,105
Otsuka Holdings Co. Ltd.	382,800	12,662,706
Park24 Co. Ltd.	127,600	2,587,605
Recruit Holdings Co. Ltd.	159,500	4,974,672
Sankyo Co. Ltd.	31,900	1,260,164

Security	Shares	Value

Santen Pharmaceutical Co. Ltd.	446,600	$7,071,408
Secom Co. Ltd.	159,500	10,915,814
Shimadzu Corp.	50,000	807,917
Shimamura Co. Ltd.	31,900	3,883,996
Shionogi & Co. Ltd.	31,900	1,404,035
Showa Shell Sekiyu KK	127,600	1,123,021
Suntory Beverage & Food Ltd.	159,500	6,216,722
Taisho Pharmaceutical Holdings Co. Ltd.	31,900	2,158,063
Takeda Pharmaceutical Co. Ltd.	510,400	24,770,630
Tobu Railway Co. Ltd.	1,276,000	6,210,253
Toho Co. Ltd./Tokyo	127,600	3,389,763
TonenGeneral Sekiyu KK	319,000	3,074,075
Toyo Suisan Kaisha Ltd.	63,800	2,277,093
Unicharm Corp.	95,700	2,015,227
United Urban Investment Corp.	3,190	4,243,673
USS Co. Ltd.	255,200	4,051,155
West Japan Railway Co.	159,500	10,059,316
Yamato Holdings Co. Ltd.	287,100	5,482,101
Yamazaki Baking Co. Ltd.	48,000	901,363

		286,972,247
MALAYSIA — 0.98%
Axiata Group Bhd[a]	3,063,000	4,403,422
Hong Leong Bank Bhd	382,800	1,217,347
IHH Healthcare Bhd[a]	1,020,800	1,517,793
Malayan Banking Bhd[a]	1,626,900	3,174,439
Maxis Bhd[a]	2,105,400	3,239,077
Petronas Dagangan Bhd	223,300	1,309,217
Public Bank Bhd[a]	1,116,560	4,812,939
Telekom Malaysia Bhd[a]	1,371,700	2,094,223

		21,768,457
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	946,792	3,294,131

		3,294,131
PHILIPPINES — 0.40%
Aboitiz Equity Ventures Inc.	1,595,000	1,915,083
Bank of the Philippine Islands	957,009	1,695,168
BDO Unibank Inc.	1,936,330	4,148,692
Philippine Long Distance Telephone Co.	27,115	1,179,163

		8,938,106
POLAND — 0.05%
Polski Koncern Naftowy Orlen SA	62,843	1,055,685

		1,055,685
QATAR — 0.28%
Doha Bank QSC	110,055	1,480,716
Ooredoo QSC	450	8,155
Qatar Insurance Co. SAQ	46,893	1,069,978
Qatar National Bank SAQ	85,173	3,741,864

		6,300,713
SINGAPORE — 1.23%
Oversea-Chinese Banking Corp. Ltd.	765,600	4,711,134
Singapore Airlines Ltd.	669,900	4,830,678

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

Singapore Press Holdings Ltd.[a]	1,439,500	$4,107,165
Singapore Telecommunications Ltd.	4,274,600	11,619,801
StarHub Ltd.[a]	797,500	2,054,668

		27,323,446
SOUTH KOREA — 0.57%
Dongbu Insurance Co. Ltd.	49,126	2,634,363
Kia Motors Corp.	38,918	1,764,341
S-1 Corp.	22,968	1,868,301
Samsung Fire & Marine Insurance Co. Ltd.	10,846	2,870,600
Samsung Life Insurance Co. Ltd.	14,993	1,333,517
Yuhan Corp.	9,442	2,258,481

		12,729,603
SWITZERLAND — 3.46%
Chocoladefabriken Lindt & Sprungli AG Registered	96	6,938,392
Givaudan SA Registered	638	1,152,552
Kuehne + Nagel International AG Registered	9,570	1,294,992
Nestle SA Registered	318,043	23,622,339
Novartis AG Registered	162,052	13,864,948
Roche Holding AG	33,814	9,062,461
Schindler Holding AG Registered	24,563	4,031,109
Swiss Prime Site AG Registered	47,531	3,558,063
Swisscom AG Registered	27,115	13,373,515

		76,898,371
TAIWAN — 3.44%
Asia Cement Corp.	2,871,000	2,431,933
Asustek Computer Inc.	319,000	2,638,625
Chang Hwa Commercial Bank Ltd.	5,423,482	2,658,407
Chicony Electronics Co. Ltd.	642,064	1,481,141
Chunghwa Telecom Co. Ltd.	4,785,000	14,629,710
Delta Electronics Inc.	319,000	1,529,425
Far EasTone Telecommunications Co. Ltd.	1,914,000	4,028,301
First Financial Holding Co. Ltd.	11,165,932	5,199,503
Formosa Petrochemical Corp.	1,273,000	3,010,710
Foxconn Technology Co. Ltd.	638,462	1,431,757
Hon Hai Precision Industry Co. Ltd.	1,914,000	4,925,434
Hua Nan Financial Holdings Co. Ltd.	7,789,391	3,639,122
Lite-On Technology Corp.	1,914,782	1,965,112
Mega Financial Holding Co. Ltd.	6,061,000	4,177,823
Quanta Computer Inc.	638,000	996,814
Synnex Technology International Corp.	1,595,000	1,546,527
Taiwan Business Bank[b]	5,134,593	1,293,008
Taiwan Cooperative Financial Holding Co. Ltd.	8,707,316	3,707,852
Taiwan Mobile Co. Ltd.	1,914,000	5,781,521
Taiwan Semiconductor Manufacturing Co. Ltd.	1,914,000	8,150,420
WPG Holdings Ltd.	1,276,000	1,235,267

		76,458,412
THAILAND — 0.63%
Advanced Info Service PCL NVDR	1,237,500	6,888,428
Bangkok Dusit Medical Services PCL NVDR	3,634,000	2,058,320
BTS Group Holdings PCL NVDR[a]	7,206,700	1,920,312
CP ALL PCL NVDR	2,360,000	3,094,866

		13,961,926

Security	Shares	Value

UNITED ARAB EMIRATES — 0.24%
DP World Ltd.	56,463	$1,055,858
Emirates Telecommunications Group Co. PJSC	306,049	1,374,827
First Gulf Bank PJSC	405,449	1,324,618
National Bank of Abu Dhabi PJSC	793,991	1,653,675

		5,408,978
UNITED KINGDOM — 2.61%
AstraZeneca PLC	26,796	1,816,131
Auto Trader Group PLC[b,c]	905,960	5,540,886
Capita PLC	66,671	1,276,578
Compass Group PLC	341,330	5,929,302
Fresnillo PLC	268,917	2,894,327
GlaxoSmithKline PLC	378,015	7,713,152
Inmarsat PLC	352,176	5,910,959
Next PLC	35,728	4,259,486
Randgold Resources Ltd.	113,564	6,909,718
Reckitt Benckiser Group PLC	84,854	7,957,629
Sky PLC	333,993	5,560,525
SSE PLC	52,954	1,143,066
TUI AG	66,671	1,105,966

		58,017,725
UNITED STATES — 58.07%
Abbott Laboratories	314,215	14,114,538
Accenture PLC Class A	22,649	2,428,426
Adobe Systems Inc.[b]	18,502	1,692,193
Alleghany Corp.[b]	15,312	7,799,320
Allergan PLC[b]	4,147	1,301,702
Altera Corp.	72,732	3,840,250
Altria Group Inc.	232,551	13,394,938
American Capital Agency Corp.	420,442	7,546,934
American Tower Corp.	64,119	6,372,146
American Water Works Co. Inc.	97,295	5,619,759
AmerisourceBergen Corp.	218,834	21,585,786
Annaly Capital Management Inc.	1,132,450	10,848,871
Arch Capital Group Ltd.[b]	148,973	10,796,073
AT&T Inc.	689,359	23,210,718
Automatic Data Processing Inc.	381,843	32,937,777
AutoZone Inc.[b]	29,348	23,002,082
AvalonBay Communities Inc.	100,485	18,267,168
Axis Capital Holdings Ltd.	119,944	6,716,864
Baxalta Inc.	34,452	1,184,460
Baxter International Inc.	149,292	5,620,844
Becton Dickinson and Co.	105,270	15,816,818
Berkshire Hathaway Inc. Class Bb	97,933	13,131,836
Bristol-Myers Squibb Co.	221,386	14,835,076
Campbell Soup Co.	92,191	4,816,058
Cardinal Health Inc.	40,513	3,518,554
CH Robinson Worldwide Inc.	23,287	1,570,242
Chipotle Mexican Grill Inc.[b]	13,398	7,764,811
Chubb Corp. (The)	147,697	19,278,889
Church & Dwight Co. Inc.	158,862	13,625,594
Cisco Systems Inc.	134,299	3,659,648
Clorox Co. (The)	133,661	16,614,062
Coca-Cola Co. (The)	314,853	13,419,035
Colgate-Palmolive Co.	321,871	21,140,487
Consolidated Edison Inc.	339,416	21,094,704
Costco Wholesale Corp.	29,029	4,685,861
CR Bard Inc.	69,223	12,932,241

24

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

Crown Castle International Corp.	76,560	$6,577,270
CVS Health Corp.	37,642	3,541,736
DaVita HealthCare Partners Inc.[b]	120,582	8,807,309
Dollar General Corp.	73,370	4,799,132
Dollar Tree Inc.[b]	85,811	6,475,298
Dominion Resources Inc./VA	228,085	15,366,086
Duke Energy Corp.	229,042	15,519,886
eBay Inc.[b]	74,327	2,199,336
Ecolab Inc.	19,778	2,356,746
Eli Lilly & Co.	203,841	16,723,116
Equity Residential	90,277	7,205,910
Essex Property Trust Inc.	9,251	2,135,038
Everest Re Group Ltd.	52,954	9,766,836
Eversource Energy	52,954	2,698,006
Express Scripts Holding Co.[b]	90,596	7,744,146
Exxon Mobil Corp.	239,888	19,589,254
Facebook Inc. Class Ab	97,614	10,175,283
Federal Realty Investment Trust	75,603	11,077,352
Gartner Inc.[b]	99,847	9,315,725
General Mills Inc.	540,705	31,231,121
Genuine Parts Co.	26,796	2,428,521
HCP Inc.	103,037	3,660,905
Henry Schein Inc.[b]	100,485	15,723,893
Hershey Co. (The)	97,295	8,397,531
Home Depot Inc. (The)	37,642	5,039,511
Hormel Foods Corp.	51,997	3,895,615
Intel Corp.	57,420	1,996,493
International Business Machines Corp.	57,420	8,005,496
JB Hunt Transport Services Inc.	35,090	2,745,442
JM Smucker Co. (The)	57,420	6,958,730
Johnson & Johnson	304,007	30,777,669
Kellogg Co.	246,906	16,979,726
Kimberly-Clark Corp.	189,486	22,577,257
L Brands Inc.	25,520	2,434,863
Laboratory Corp. of America Holdings[b]	75,284	9,150,017
Lowe’s Companies Inc.	45,936	3,518,698
Markel Corp.[b]	2,233	2,021,245
Marsh & McLennan Companies Inc.	216,920	11,995,676
McCormick & Co. Inc./MD	136,532	11,730,829
McDonald’s Corp.	244,354	27,895,453
McKesson Corp.	35,090	6,644,292
Merck & Co. Inc.	291,566	15,455,914
Microsoft Corp.	167,475	9,102,266
Motorola Solutions Inc.	156,310	11,219,932
Newmont Mining Corp.	435,116	8,010,486
NextEra Energy Inc.	25,520	2,548,427
Nordstrom Inc.	37,642	2,119,621
O’Reilly Automotive Inc.[b]	29,986	7,912,406
Occidental Petroleum Corp.	15,631	1,181,547
OGE Energy Corp.	42,427	1,107,769
PartnerRe Ltd.	59,015	8,210,757
Patterson Companies Inc.	99,528	4,535,491
Paychex Inc.	379,610	20,593,843
PayPal Holdings Inc.[b]	74,327	2,620,770
People’s United Financial Inc.	356,323	5,968,410
Pepco Holdings Inc.	139,722	3,586,664
PepsiCo Inc.	209,902	21,023,784
Pfizer Inc.	269,236	8,822,864
PG&E Corp.	261,580	13,793,113
Procter & Gamble Co. (The)	339,416	25,401,893
Public Storage	72,413	17,383,465
QUALCOMM Inc.	63,481	3,097,238
Realty Income Corp.	67,628	3,355,701

Security	Shares	Value

RenaissanceRe Holdings Ltd.	52,954	$5,865,185
Republic Services Inc.	249,458	10,958,690
Reynolds American Inc.	45,617	2,109,786
Ross Stores Inc.	43,384	2,256,402
SBA Communications Corp. Class Ab	96,019	10,097,358
SCANA Corp.	28,710	1,697,909
Sherwin-Williams Co. (The)	4,147	1,144,862
Simon Property Group Inc.	14,674	2,732,886
Southern Co. (The)	673,090	29,979,429
Starbucks Corp.	148,973	9,145,452
Stericycle Inc.[b]	65,395	7,894,484
Stryker Corp.	72,732	7,015,729
Synopsys Inc.[b]	181,192	9,074,095
Sysco Corp.	50,402	2,071,522
Target Corp.	206,074	14,940,365
TJX Companies Inc. (The)	224,895	15,877,587
Travelers Companies Inc. (The)	83,897	9,612,079
UDR Inc.	182,787	6,746,668
Ulta Salon Cosmetics & Fragrance Inc.[b]	23,606	3,942,202
United Parcel Service Inc. Class B	107,503	11,073,884
UnitedHealth Group Inc.	63,481	7,154,944
Varian Medical Systems Inc.[b]	119,944	9,689,076
Ventas Inc.	79,431	4,236,850
Verizon Communications Inc.	484,561	22,023,297
VF Corp.	21,054	1,362,194
Visa Inc. Class A	98,890	7,813,299
Wal-Mart Stores Inc.	157,586	9,272,360
Waste Management Inc.	300,179	16,140,625
Waters Corp.[b]	14,993	1,991,370
WEC Energy Group Inc.	237,336	11,705,412
Wells Fargo & Co.	98,571	5,431,262
Welltower Inc.	152,801	9,655,495
WR Berkley Corp.	120,263	6,693,839
Xcel Energy Inc.	331,441	11,819,186

		1,290,345,357

TOTAL COMMON STOCKS
(Cost: $2,063,020,408)		2,214,117,135

PREFERRED STOCKS — 0.06%

COLOMBIA — 0.06%
Grupo Aval Acciones y Valores SA	4,008,554	1,387,847

		1,387,847

TOTAL PREFERRED STOCKS
(Cost: $2,188,952)		1,387,847

RIGHTS — 0.00%

MALAYSIA — 0.00%
Hong Leong Bank Bhd[b]	45,504	28,280

		28,280

TOTAL RIGHTS
(Cost: $0)		28,280

25

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	32,058,471	$32,058,471
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	1,648,148	1,648,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	2,631,392	2,631,392

		36,338,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,338,011)		36,338,011

TOTAL INVESTMENTS IN SECURITIES — 101.35%
(Cost: $2,101,547,371)		2,251,871,273
Other Assets, Less Liabilities — (1.35)%		(29,935,898)

NET ASSETS — 100.00%		$2,221,935,375

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.96%

AIRLINES — 0.16%
Qantas Airways Ltd.	841,268	$2,218,881

		2,218,881
BANKS — 35.58%
Australia & New Zealand Banking Group Ltd.	4,681,411	92,096,868
Bank of Queensland Ltd.	602,991	5,968,426
Bendigo & Adelaide Bank Ltd.	738,385	5,970,976
Commonwealth Bank of Australia	2,765,029	159,141,156
National Australia Bank Ltd.	4,274,711	91,034,204
Westpac Banking Corp.	5,408,976	126,006,888

		480,218,518
BEVERAGES — 0.94%
Coca-Cola Amatil Ltd.	931,502	6,094,945
Treasury Wine Estates Ltd.	1,200,743	6,586,341

		12,681,286
BIOTECHNOLOGY — 4.07%
CSL Ltd.	756,807	54,898,548

		54,898,548
CAPITAL MARKETS — 2.30%
Macquarie Group Ltd.	488,725	28,829,729
Platinum Asset Management Ltd.	382,906	2,239,051

		31,068,780
CHEMICALS — 1.07%
Incitec Pivot Ltd.	2,743,202	7,513,596
Orica Ltd.	602,160	6,893,936

		14,407,532
COMMERCIAL SERVICES & SUPPLIES — 1.49%
Brambles Ltd.	2,551,252	20,131,656

		20,131,656
CONSTRUCTION & ENGINEERING — 0.22%
CIMIC Group Ltd.	165,697	3,007,604

		3,007,604
CONSTRUCTION MATERIALS — 1.02%
Boral Ltd.	1,242,124	5,103,243
James Hardie Industries PLC	732,304	8,681,064

		13,784,307

Security	Shares	Value

CONTAINERS & PACKAGING — 1.39%
Amcor Ltd./Australia	1,920,700	$18,816,311

		18,816,311
DIVERSIFIED FINANCIAL SERVICES — 1.12%
ASX Ltd.	315,218	9,453,763
Challenger Ltd./Australia	926,365	5,665,299

		15,119,062
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.26%
Telstra Corp. Ltd.	6,966,659	27,057,496
TPG Telecom Ltd.	469,025	3,510,707

		30,568,203
ELECTRIC UTILITIES — 0.23%
AusNet Services	2,862,520	3,121,643

		3,121,643
FOOD & STAPLES RETAILING — 6.36%
Wesfarmers Ltd.	1,829,562	50,495,928
Woolworths Ltd.	2,062,173	35,368,905

		85,864,833
GAS UTILITIES — 0.87%
APA Group	1,814,305	11,700,342

		11,700,342
HEALTH CARE EQUIPMENT & SUPPLIES — 0.47%
Cochlear Ltd.	92,987	6,358,497

		6,358,497
HEALTH CARE PROVIDERS & SERVICES — 1.92%
Healthscope Ltd.	2,821,010	5,498,639
Ramsay Health Care Ltd.	230,322	11,190,061
Sonic Healthcare Ltd.	621,753	9,159,115

		25,847,815
HOTELS, RESTAURANTS & LEISURE — 1.85%
Aristocrat Leisure Ltd.	876,184	6,025,038
Crown Resorts Ltd.	591,872	4,992,051
Flight Centre Travel Group Ltd.[a]	90,499	2,359,409
Tabcorp Holdings Ltd.	1,353,303	4,481,356
Tatts Group Ltd.	2,377,011	7,165,109

		25,022,963
INSURANCE — 6.24%
AMP Ltd.	4,815,597	20,273,304
Insurance Australia Group Ltd.	3,958,676	15,891,247
Medibank Pvt Ltd.	4,481,538	7,533,787
QBE Insurance Group Ltd.	2,229,235	20,142,833
Suncorp Group Ltd.	2,094,758	20,324,164

		84,165,335

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

November 30, 2015

Security	Shares	Value

IT SERVICES — 0.48%
Computershare Ltd.	769,062	$6,492,105

		6,492,105
MEDIA — 0.23%
REA Group Ltd.	85,967	3,127,042

		3,127,042
METALS & MINING — 8.79%
Alumina Ltd.	4,120,933	3,359,281
BHP Billiton Ltd.	5,228,869	68,540,076
Fortescue Metals Group Ltd.[a]	2,540,335	3,607,824
Iluka Resources Ltd.	683,181	2,846,439
Newcrest Mining Ltd.[b]	1,248,048	9,866,299
Rio Tinto Ltd.	690,640	22,975,093
South32 Ltd.[b]	8,663,657	7,470,445

		118,665,457
MULTI-UTILITIES — 1.45%
AGL Energy Ltd.	1,098,552	13,173,976
DUET Group	3,775,736	6,429,360

		19,603,336
MULTILINE RETAIL — 0.20%
Harvey Norman Holdings Ltd.	906,683	2,680,488

		2,680,488
OIL, GAS & CONSUMABLE FUELS — 5.19%
Caltex Australia Ltd.	439,618	10,932,538
Oil Search Ltd.	2,231,295	13,257,728
Origin Energy Ltd.	2,839,155	11,520,608
Santos Ltd.[a]	2,729,706	7,931,558
Woodside Petroleum Ltd.	1,207,280	26,340,075

		69,982,507
PROFESSIONAL SERVICES — 0.40%
Seek Ltd.	531,997	5,350,531

		5,350,531
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.07%
Dexus Property Group	1,580,442	8,795,044
Goodman Group	2,881,975	12,780,266
GPT Group (The)	2,894,300	9,689,108
Mirvac Group	6,024,619	8,141,542
Scentre Group	8,668,579	25,125,005
Stockland	3,871,081	11,219,939
Vicinity Centres	5,478,680	10,758,296
Westfield Corp.	3,214,223	22,358,646

		108,867,846
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.61%
LendLease Group	897,634	8,292,925

		8,292,925

Security	Shares	Value

ROAD & RAIL — 1.51%
Asciano Ltd.	1,031,305	$6,389,274
Aurizon Holdings Ltd.	3,454,999	13,944,449

		20,333,723
TRANSPORTATION INFRASTRUCTURE — 2.47%
Sydney Airport	1,778,311	8,504,522
Transurban Group	3,304,049	24,826,957

		33,331,479

TOTAL COMMON STOCKS (Cost: $1,738,045,055)		1,335,729,555

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	6,197,904	6,197,904
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	318,639	318,639
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	423,877	423,877

		6,940,420

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,940,420)		6,940,420

TOTAL INVESTMENTS IN SECURITIES — 99.47% (Cost: $1,744,985,475)		1,342,669,975
Other Assets, Less Liabilities — 0.53%		7,137,986

NET ASSETS — 100.00%		$1,349,807,961

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	151	Dec. 2015	Sydney Futures	$14,185,600	$157,957

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.38%

AEROSPACE & DEFENSE — 1.02%
FACC AGa,b	79,280	$626,145

		626,145
AIR FREIGHT & LOGISTICS — 3.66%
Oesterreichische Post AG	62,832	2,252,259

		2,252,259
BANKS — 24.12%
Erste Group Bank AGa	397,697	12,197,607
Raiffeisen Bank International AGa	169,475	2,650,857

		14,848,464
BUILDING PRODUCTS — 4.47%
Wienerberger AG	156,925	2,753,710

		2,753,710
CHEMICALS — 2.16%
Lenzing AG	16,986	1,327,543

		1,327,543
CONSTRUCTION & ENGINEERING — 1.17%
Porr AG	26,522	721,569

		721,569
CONSTRUCTION MATERIALS — 1.88%
RHI AG	57,584	1,155,226

		1,155,226
ELECTRIC UTILITIES — 1.53%
EVN AG	88,734	941,850

		941,850
ELECTRICAL EQUIPMENT — 2.17%
Zumtobel Group AG	61,269	1,335,599

		1,335,599
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.72%
Austria Technologie & Systemtechnik AG	64,336	1,026,022

Kapsch TrafficCom AG	17,621	651,365
		1,677,387
ENERGY EQUIPMENT & SERVICES — 2.17%
Schoeller-Bleckmann Oilfield Equipment AG	23,738	1,336,279

		1,336,279

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.99%
DO & CO AG	12,660	$1,225,974

		1,225,974
INSURANCE — 3.37%
UNIQA Insurance Group AG	233,571	2,072,656

		2,072,656
MACHINERY — 11.63%
Andritz AG	100,354	5,263,939
Palfinger AG	35,707	1,010,115
Semperit AG Holding	26,001	885,616

		7,159,670
METALS & MINING — 7.64%
Voestalpine AG	144,524	4,701,283

		4,701,283
OIL, GAS & CONSUMABLE FUELS — 8.67%
OMV AG	187,113	5,338,689

		5,338,689
REAL ESTATE MANAGEMENT & DEVELOPMENT — 16.21%
BUWOG AG	103,442	2,065,377
CA Immobilien Anlagen AG	136,285	2,483,640
Conwert Immobilien Invest SEa	125,349	1,760,752
IMMOEAST AG Escrow[a]	998,769	11
IMMOFINANZ AGa	1,072,528	2,652,902
IMMOFINANZ AG Escrow[a]	897,599	9
S IMMO AG	123,686	1,020,359

		9,983,050
TRANSPORTATION INFRASTRUCTURE — 1.80%
Flughafen Wien AG	11,872	1,109,667

		1,109,667

TOTAL COMMON STOCKS
(Cost: $82,959,923)		60,567,020

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	39,471	39,471
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,029	2,029

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	2,679	$2,679

		44,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,179)		44,179

TOTAL INVESTMENTS IN SECURITIES — 98.45%
(Cost: $83,004,102)		60,611,199
Other Assets, Less Liabilities — 1.55%		955,561

NET ASSETS — 100.00%		$61,566,760

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.43%

AIR FREIGHT & LOGISTICS — 1.80%
bpost SA	126,664	$3,076,853

		3,076,853
BANKS — 7.41%
KBC Groep NV	211,942	12,647,106

		12,647,106
BEVERAGES — 22.29%
Anheuser-Busch InBev SA/NV	295,595	38,071,903

		38,071,903
BIOTECHNOLOGY — 2.77%
Ablynx NVa,b	145,050	2,159,278
Galapagos NVa,b	51,603	2,572,969

		4,732,247
CAPITAL MARKETS — 1.96%
BHF Kleinwort Benson Group[a]	246,689	1,495,764
Gimv NV	40,059	1,844,643

		3,340,407
CHEMICALS — 7.74%
Solvay SA	58,326	6,717,591
Tessenderlo Chemie NVa	64,225	1,904,023
Umicore SA	111,153	4,595,399

		13,217,013
COMMUNICATIONS EQUIPMENT — 0.86%
EVS Broadcast Equipment SA	44,350	1,459,777

		1,459,777
CONSTRUCTION & ENGINEERING — 1.19%
Cie. d’Entreprises CFE	17,295	2,027,539

		2,027,539
DISTRIBUTORS — 1.10%
D’ieteren SA/NV	54,737	1,877,107

		1,877,107
DIVERSIFIED FINANCIAL SERVICES — 7.49%
Ackermans & van Haaren NV	28,585	3,968,483
Groupe Bruxelles Lambert SA	79,071	6,494,639
KBC Ancora	58,712	2,321,295

		12,784,417

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.11%
Proximus SADP	160,902	$5,313,070

		5,313,070
ELECTRIC UTILITIES — 1.28%
Elia System Operator SA/NV	48,827	2,188,058

		2,188,058
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.97%
Barco NV	26,520	1,654,218

		1,654,218
FOOD & STAPLES RETAILING — 7.55%
Colruyt SA	79,932	3,959,307
Delhaize Group	89,240	8,937,808

		12,897,115
HEALTH CARE EQUIPMENT & SUPPLIES — 1.23%
Ion Beam Applications	65,747	2,097,743

		2,097,743
HEALTH CARE PROVIDERS & SERVICES — 0.53%
Fagron	86,134	910,614

		910,614
HEALTH CARE TECHNOLOGY — 1.70%
AGFA-Gevaert NVa	585,940	2,908,551

		2,908,551
INSURANCE — 4.47%
Ageas	174,607	7,635,547

		7,635,547
IT SERVICES — 0.94%
Econocom Group SA/NV	182,878	1,609,684

		1,609,684
MEDIA — 3.15%
Kinepolis Group NV	47,379	1,916,257
Telenet Group Holding NVa,b	63,541	3,468,856

		5,385,113
METALS & MINING — 2.01%
Bekaert SAb	69,286	1,962,226
Nyrstar NVa,b	938,711	1,475,232

		3,437,458
OIL, GAS & CONSUMABLE FUELS — 2.28%
Euronav NV	195,975	2,503,411
Exmar NV	127,046	1,394,798

		3,898,209

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

November 30, 2015

Security	Shares	Value

PERSONAL PRODUCTS — 1.83%
Ontex Group NV	88,102	$3,132,493

		3,132,493
PHARMACEUTICALS — 5.66%
UCB SA	108,314	9,668,738

		9,668,738
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.83%
Aedifica SA	28,829	1,917,904
Befimmo SA	29,167	1,781,746
Cofinimmo SA	27,148	2,834,263
Intervest Offices & Warehouses NV	57,013	1,388,843
Warehouses De Pauw CVA	25,452	2,036,246

		9,959,002
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.33%
Melexis NV	44,967	2,262,989

		2,262,989
WIRELESS TELECOMMUNICATION SERVICES — 0.95%
Mobistar SAa	73,182	1,628,139

		1,628,139

TOTAL COMMON STOCKS (Cost: $175,091,750)		169,821,110

SHORT-TERM INVESTMENTS — 2.29%

MONEY MARKET FUNDS — 2.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	3,602,653	3,602,653
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	185,215	185,215

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	118,561	$118,561

		3,906,429

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,906,429)		3,906,429

TOTAL INVESTMENTS IN SECURITIES — 101.72% (Cost: $178,998,179)		173,727,539
Other Assets, Less Liabilities — (1.72)%		(2,935,977)

NET ASSETS — 100.00%		$170,791,562

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 65.69%

AEROSPACE & DEFENSE — 2.69%
Embraer SA	6,177,032	$47,917,571

		47,917,571
BANKS — 4.42%
Banco Bradesco SA	5,743,664	35,204,922
Banco do Brasil SA	6,923,697	28,780,644
Banco Santander Brasil SA Units	3,881,200	14,657,810

		78,643,376
BEVERAGES — 10.84%
Ambev SA	40,538,660	192,822,033

		192,822,033
CAPITAL MARKETS — 1.12%
CETIP SA — Mercados Organizados	2,113,003	19,842,176

		19,842,176
CONTAINERS & PACKAGING — 1.58%
Klabin SA Units	4,646,620	28,136,901

		28,136,901
DIVERSIFIED CONSUMER SERVICES — 2.22%
Estacio Participacoes SA	2,916,300	9,979,352
Kroton Educacional SA	12,461,264	29,413,397

		39,392,749
DIVERSIFIED FINANCIAL SERVICES — 2.66%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	16,328,600	47,375,169

		47,375,169
ELECTRIC UTILITIES — 1.86%
CPFL Energia SAa	2,530,231	10,162,633
EDP — Energias do Brasil SA	3,055,400	9,254,653
Equatorial Energia SA	905,200	8,107,613
Transmissora Alianca de Energia Eletrica SA Units	1,223,500	5,501,122

		33,026,021
FOOD & STAPLES RETAILING — 1.26%
Raia Drogasil SA	2,219,600	22,457,389

		22,457,389
FOOD PRODUCTS — 6.00%
BRF SA	5,463,550	76,735,214
JBS SA	7,212,822	22,859,576
M. Dias Branco SA	391,500	7,192,926

		106,787,716

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.70%
Odontoprev SA	1,801,000	$4,572,757
Qualicorp SA	2,076,900	7,827,759

		12,400,516
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.82%
Tractebel Energia SA	1,700,500	14,519,242

		14,519,242
INSURANCE — 3.36%
BB Seguridade Participacoes SA	5,629,200	37,304,394
Porto Seguro SA	1,295,247	10,755,027
Sul America SA	2,141,350	11,775,417

		59,834,838
INTERNET & CATALOG RETAIL — 0.27%
B2W Cia. Digital[a]	1,256,500	4,732,496

		4,732,496
IT SERVICES — 3.88%
Cielo SA	7,694,696	68,938,790

		68,938,790
MACHINERY — 1.20%
WEG SA	5,519,460	21,408,268

		21,408,268
METALS & MINING — 2.42%
Cia. Siderurgica Nacional SA	7,520,754	10,555,175
Vale SA	9,670,900	32,500,798

		43,055,973
MULTILINE RETAIL — 1.91%
Lojas Americanas SA	2,097,950	6,424,181
Lojas Renner SA	6,157,700	27,497,799

		33,921,980
OIL, GAS & CONSUMABLE FUELS — 6.68%
Cosan SA Industria e Comercio	1,368,990	8,418,965
Petroleo Brasileiro SAa	24,006,144	57,643,904
Ultrapar Participacoes SA	3,291,200	52,683,051

		118,745,920
PAPER & FOREST PRODUCTS — 2.20%
Duratex SA	2,104,311	3,597,710
Fibria Celulose SA	2,432,226	35,519,679

		39,117,389
PERSONAL PRODUCTS — 1.68%
Hypermarcas SAa	3,552,000	20,303,099
Natura Cosmeticos SA	1,776,900	9,603,517

		29,906,616

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

November 30, 2015

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.33%
BR Malls Participacoes SA	4,286,500	$14,022,718
Multiplan Empreendimentos Imobiliarios SA	878,100	9,545,418

		23,568,136
ROAD & RAIL — 0.60%
Localiza Rent A Car SA	1,568,940	10,637,492

		10,637,492
SOFTWARE — 0.64%
TOTVS SA	1,333,615	11,390,100

		11,390,100
TRANSPORTATION INFRASTRUCTURE — 1.52%
CCR SA	8,271,600	27,038,339

		27,038,339
WATER UTILITIES — 0.94%
Cia. de Saneamento Basico do Estado de Sao Paulo	3,452,300	16,667,521

		16,667,521
WIRELESS TELECOMMUNICATION SERVICES — 0.89%
TIM Participacoes SA	8,129,990	15,870,580

		15,870,580

TOTAL COMMON STOCKS (Cost: $1,117,804,812)		1,168,155,297

PREFERRED STOCKS — 33.93%

BANKS — 19.80%
Banco Bradesco SA	21,315,823	114,878,136
Itau Unibanco Holding SA	26,107,162	185,135,443
Itausa - Investimentos Itau SA	28,155,852	52,089,242

		352,102,821
CHEMICALS — 0.69%
Braskem SA Class A	1,835,936	12,283,768

		12,283,768
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.70%
Telefonica Brasil SA	3,202,974	30,241,024

		30,241,024
ELECTRIC UTILITIES — 1.57%
Centrais Eletricas Brasileiras SA Class B	2,753,651	7,293,695
Cia. Energetica de Minas Gerais	7,172,390	12,079,506

Security	Shares	Value

Cia. Paranaense de Energia Class B	1,174,300	$8,600,077

		27,973,278
FOOD & STAPLES RETAILING — 0.91%
Cia. Brasileira de Distribuicao	1,298,764	16,239,314

		16,239,314
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.38%
Cia. Energetica de Sao Paulo Class B	1,947,670	6,689,625

		6,689,625
METALS & MINING — 3.02%
Gerdau SA	8,403,246	13,080,317
Vale SA	14,988,900	40,657,848

		53,738,165
MULTILINE RETAIL — 1.21%
Lojas Americanas SA	4,899,806	21,555,471

		21,555,471
OIL, GAS & CONSUMABLE FUELS — 3.65%
Petroleo Brasileiro SA	33,155,578	64,892,324

		64,892,324
PAPER & FOREST PRODUCTS — 1.00%
Suzano Papel e Celulose SA Class A	3,665,100	17,769,728

		17,769,728

TOTAL PREFERRED STOCKS (Cost: $723,635,380)		603,485,518

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	837,098	837,098

		837,098

TOTAL SHORT-TERM INVESTMENTS (Cost: $837,098)		837,098

TOTAL INVESTMENTS IN SECURITIES — 99.67% (Cost: $1,842,277,290)		1,772,477,913
Other Assets, Less Liabilities — 0.33%		5,799,408

NET ASSETS — 100.00%		$1,778,277,321

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

34

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 94.93%

BRAZIL — 8.27%
Ambev SA	578,165	$2,750,040
B2W Cia. Digital[a]	12,300	46,327
Banco Bradesco SA	92,288	565,665
Banco do Brasil SA	98,489	409,402
Banco Santander Brasil SA Units	49,200	185,810
BB Seguridade Participacoes SA	86,100	570,580
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	196,869	571,188
BR Malls Participacoes SA	49,200	160,951
BRF SA	86,100	1,209,269
CCR SA	110,700	361,858
CETIP SA — Mercados Organizados	25,160	236,265
Cia. de Saneamento Basico do Estado de Sao Paulo	49,200	237,535
Cia. Siderurgica Nacional SA	61,500	86,314
Cielo SA	107,601	964,025
Cosan SA Industria e Comercio	12,300	75,642
CPFL Energia SAa	26,037	104,577
Duratex SA	36,948	63,169
EDP — Energias do Brasil SA	24,600	74,512
Embraer SA	86,100	667,910
Equatorial Energia SA	12,300	110,168
Estacio Participacoes SA	36,900	126,269
Fibria Celulose SA	24,641	359,852
Hypermarcas SAa	49,200	281,225
JBS SA	73,852	234,059
Klabin SA Units	73,800	446,885
Kroton Educacional SA	159,964	377,577
Localiza Rent A Car SA	12,360	83,801
Lojas Renner SA	73,800	329,561
Multiplan Empreendimentos Imobiliarios SA	12,300	133,708
Natura Cosmeticos SA	24,600	132,954
Odontoprev SA	36,900	93,689
Petroleo Brasileiro SAa	356,700	856,513
Porto Seguro SA	12,300	102,133
Qualicorp SA	24,600	92,717
Raia Drogasil SA	24,650	249,403
Sul America SA	24,672	135,673
TIM Participacoes SA	98,469	192,222
TOTVS SA	12,300	105,051
Tractebel Energia SA	24,600	210,040
Ultrapar Participacoes SA	49,200	787,557
Vale SA	159,900	537,373
WEG SA	71,740	278,257

		15,597,726
CHINA — 59.53%
58.com Inc. ADR[a]	4,182	251,798
AAC Technologies Holdings Inc.	61,500	431,185
Agricultural Bank of China Ltd. Class H	2,829,000	1,083,873
Air China Ltd. Class H	264,000	212,850
Alibaba Group Holding Ltd. ADR[a]	61,008	5,129,553
Alibaba Health Information Technology Ltd.[a]	324,000	247,850
Alibaba Pictures Group Ltd.[a,b]	1,300,000	316,952
Aluminum Corp. of China Ltd. Class Ha	492,000	156,766
Anhui Conch Cement Co. Ltd. Class H	123,000	335,587
Anta Sports Products Ltd.	123,040	372,202

Security	Shares	Value

AviChina Industry & Technology Co. Ltd. Class H	246,000	$208,809
Baidu Inc.[a]	16,605	3,619,392
Bank of China Ltd. Class H	9,717,000	4,312,009
Bank of Communications Co. Ltd. Class H	1,111,200	774,061
Beijing Capital International Airport Co. Ltd. Class H	246,000	274,499
Beijing Enterprises Holdings Ltd.	61,500	383,584
Beijing Enterprises Water Group Ltd.	492,000	384,615
Belle International Holdings Ltd.	615,000	537,890
Brilliance China Automotive Holdings Ltd.	246,000	312,897
Byd Co. Ltd. Class Ha,b	61,500	332,413
CAR Inc.[a]	123,000	230,706
CGN Power Co. Ltd. Class Hc	1,107,000	428,408
China Cinda Asset Management Co. Ltd. Class H	1,107,000	409,844
China CITIC Bank Corp. Ltd. Class Ha	984,000	620,716
China Coal Energy Co. Ltd. Class Hb	369,000	148,515
China Communications Construction Co. Ltd. Class H	502,000	580,231
China Communications Services Corp. Ltd. Class H	246,800	95,193
China Conch Venture Holdings Ltd.	123,000	257,997
China Construction Bank Corp. Class H	10,332,370	7,104,217
China COSCO Holdings Co. Ltd. Class Ha,b	384,000	244,707
China Everbright Bank Co. Ltd. Class H	378,000	170,667
China Everbright International Ltd.	246,000	372,557
China Galaxy Securities Co. Ltd. Class H	430,500	392,073
China Gas Holdings Ltd.[b]	246,000	349,708
China Huishan Dairy Holdings Co. Ltd.[b]	750,000	278,640
China International Marine Containers Group Co. Ltd. Class H	73,800	129,094
China Jinmao Holdings Group Ltd.[b]	528,000	160,063
China Life Insurance Co. Ltd. Class H	861,000	2,971,091
China Longyuan Power Group Corp. Ltd.	369,000	307,026
China Medical System Holdings Ltd.	123,000	169,777
China Mengniu Dairy Co. Ltd.	369,000	587,395
China Merchants Bank Co. Ltd. Class H	553,956	1,302,005
China Merchants Holdings International Co. Ltd.	246,000	799,696
China Minsheng Banking Corp. Ltd. Class H	738,000	707,350
China Mobile Ltd.	738,000	8,387,283
China National Building Material Co. Ltd. Class H	492,000	264,026
China Oilfield Services Ltd. Class H	246,000	244,669
China Overseas Land & Investment Ltd.	492,800	1,633,777
China Pacific Insurance Group Co. Ltd. Class H	319,800	1,316,007
China Petroleum & Chemical Corp. Class H	3,198,600	1,959,939
China Power International Development Ltd.	369,000	196,592
China Railway Construction Corp. Ltd. Class H	258,000	342,804
China Railway Group Ltd. Class H	492,000	408,733
China Resources Beer Holdings Co. Ltd.	266,000	517,454
China Resources Gas Group Ltd.[b]	171,000	477,577
China Resources Land Ltd.	274,444	738,157
China Resources Power Holdings Co. Ltd.	246,200	463,692
China Shenhua Energy Co. Ltd. Class H	430,500	671,966
China Shipping Container Lines Co. Ltd. Class Ha	512,000	205,409
China Southern Airlines Co. Ltd. Class H	246,000	179,931
China State Construction International Holdings Ltd.	246,000	371,287
China Taiping Insurance Holdings Co. Ltd.[a]	198,840	598,935
China Telecom Corp. Ltd. Class H	1,722,000	844,123
China Unicom Hong Kong Ltd.	739,900	916,291
China Vanke Co. Ltd. Class H	160,201	399,265
Chongqing Changan Automobile Co. Ltd. Class B	112,700	218,074
Chongqing Rural Commercial Bank Co. Ltd. Class H	369,000	217,536
CITIC Ltd.	492,000	863,163
CITIC Securities Co. Ltd. Class H	246,000	564,230
CNOOC Ltd.	2,214,000	2,450,496
COSCO Pacific Ltd.	256,000	331,131
Country Garden Holdings Co. Ltd.	615,046	230,882
CRRC Corp. Ltd. Class H	567,400	726,089

35

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2015

Security	Shares	Value

CSPC Pharmaceutical Group Ltd.	492,000	$462,681
Ctrip.com International Ltd.[a]	8,487	908,194
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	73,800	438,405
Datang International Power Generation Co. Ltd. Class H	246,000	79,335
Dongfeng Motor Group Co. Ltd. Class H	246,000	334,476
ENN Energy Holdings Ltd.	124,000	628,642
Evergrande Real Estate Group Ltd.[b]	492,000	387,789
Far East Horizon Ltd.	246,000	213,569
Fosun International Ltd.	246,000	439,198
GCL-Poly Energy Holdings Ltd.[a,b]	1,353,000	256,569
Geely Automobile Holdings Ltd.	615,000	322,893
GF Securities Co. Ltd.[a]	147,600	357,578
Goldin Properties Holdings Ltd.[a,b]	169,728	133,559
GOME Electrical Appliances Holding Ltd.	1,512,400	259,482
Great Wall Motor Co. Ltd. Class H	354,500	434,896
Guangdong Investment Ltd.	246,000	335,745
Guangzhou Automobile Group Co. Ltd. Class H	246,454	235,900
Guangzhou R&F Properties Co. Ltd. Class H	147,600	166,222
Haier Electronics Group Co. Ltd.	143,000	256,413
Haitian International Holdings Ltd.	123,000	191,038
Haitong Securities Co. Ltd. Class H	393,600	679,360
Hanergy Thin Film Power Group Ltd.[a,b]	1,502,000	2
Hengan International Group Co. Ltd.	61,500	618,019
Huadian Power International Corp. Ltd. Class H	246,000	155,496
Huaneng Power International Inc. Class H	492,000	429,043
Huaneng Renewables Corp. Ltd. Class H	492,000	147,246
Huatai Securities Co. Ltd.[a,c]	123,000	297,664
Industrial & Commercial Bank of China Ltd. Class H	8,979,050	5,432,407
Inner Mongolia Yitai Coal Co. Ltd. Class B	152,970	112,739
JD.com Inc. ADR[a]	19,926	611,330
Jiangxi Copper Co. Ltd. Class H	123,000	147,087
Kingsoft Corp. Ltd.[b]	123,000	326,860
Kunlun Energy Co. Ltd.	492,000	430,947
Lenovo Group Ltd.[b]	738,000	780,655
Longfor Properties Co. Ltd.	184,500	252,761
Luye Pharma Group Ltd.[a,b]	184,500	160,653
Netease Inc.	4,551	758,470
New China Life Insurance Co. Ltd. Class H	98,500	407,878
New Oriental Education & Technology Group Inc. ADR	7,380	214,168
New World China Land Ltd.	246,000	168,825
Nine Dragons Paper (Holdings) Ltd.	246,000	143,120
People’s Insurance Co. Group of China Ltd. (The) Class H	861,000	444,275
PetroChina Co. Ltd. Class H	2,706,000	1,923,395
PICC Property & Casualty Co. Ltd. Class H	493,548	1,070,889
Ping An Insurance Group Co. of China Ltd. Class H	615,000	3,367,765
Qunar Cayman Islands Ltd. ADR[a]	2,829	127,390
Semiconductor Manufacturing International Corp.[a]	3,198,000	334,158
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	408,000	289,476
Shanghai Electric Group Co. Ltd. Class Hb	250,000	155,122
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	65,000	210,463
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,900	19,600
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	98,400	216,045
Shenzhou International Group Holdings Ltd.	123,000	645,786
Shimao Property Holdings Ltd.	184,500	307,978
Shui On Land Ltd.	492,333	135,913
Sihuan Pharmaceutical Holdings Group Ltd.	722,000	93,138
Sino Biopharmaceutical Ltd.	738,000	695,926
Sino-Ocean Land Holdings Ltd.	430,500	241,575
Sinopec Engineering Group Co. Ltd. Class H	123,000	95,202
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	493,000	176,163
Sinopharm Group Co. Ltd. Class H	147,600	619,764
Sinotrans Ltd. Class H	246,000	142,803
SOHO China Ltd.	246,000	100,279

Security	Shares	Value

SouFun Holdings Ltd. ADR	13,653	$91,475
Sun Art Retail Group Ltd.[b]	307,500	241,575
Sunac China Holdings Ltd.	246,000	164,065
TAL Education Group Class A ADR[a]	1,845	81,254
Tencent Holdings Ltd.	627,300	12,486,199
Tingyi Cayman Islands Holding Corp.	246,000	356,055
TravelSky Technology Ltd. Class H	123,000	210,396
Tsingtao Brewery Co. Ltd. Class H	40,000	179,310
Vipshop Holdings Ltd. ADR[a]	22,263	368,007
Want Want China Holdings Ltd.	738,000	579,779
Weichai Power Co. Ltd. Class H	163,550	168,783
Yanzhou Coal Mining Co. Ltd. Class Hb	246,000	112,338
Youku Tudou Inc.[a]	5,000	134,350
Yuexiu Property Co. Ltd.	739,920	124,084
Zhejiang Expressway Co. Ltd. Class H	246,000	298,934
Zhuzhou CSR Times Electric Co. Ltd. Class H	67,500	445,823
Zijin Mining Group Co. Ltd. Class H	769,000	192,450
ZTE Corp. Class H	97,048	218,084

		112,219,359
INDIA — 18.89%
ACC Ltd.	5,658	114,106
Adani Ports & Special Economic Zone Ltd.	101,827	408,958
Aditya Birla Nuvo Ltd.	4,797	151,567
Ambuja Cements Ltd.	83,763	249,951
Apollo Hospitals Enterprise Ltd.	9,348	184,443
Ashok Leyland Ltd.	114,412	162,379
Asian Paints Ltd.	35,547	447,171
Aurobindo Pharma Ltd.	31,851	386,938
Bajaj Auto Ltd.	10,455	388,876
Bharat Forge Ltd.	13,038	166,371
Bharat Heavy Electricals Ltd.	74,415	195,429
Bharat Petroleum Corp. Ltd.	21,279	287,875
Bharti Airtel Ltd.	146,370	734,211
Bharti Infratel Ltd.	58,179	335,693
Bosch Ltd.	984	275,336
Cadila Healthcare Ltd.	17,343	104,310
Cairn India Ltd.	50,061	101,016
Cipla Ltd.	41,697	402,645
Coal India Ltd.	83,221	412,703
Container Corp. of India Ltd.	4,331	90,330
Dabur India Ltd.	62,361	254,992
Divi’s Laboratories Ltd.	9,471	163,446
DLF Ltd.	6	10
Dr. Reddy’s Laboratories Ltd.	14,246	664,222
Eicher Motors Ltd.	1,353	339,572
GAIL (India) Ltd.	48,339	264,775
GlaxoSmithKline Consumer Healthcare Ltd.	1,107	97,409
Glenmark Pharmaceuticals Ltd.	16,236	238,955
Godrej Consumer Products Ltd.	14,637	269,562
HCL Technologies Ltd.	68,880	900,023
Hero Motocorp Ltd.	6,396	259,002
Hindalco Industries Ltd.	145,879	168,629
Hindustan Unilever Ltd.	92,198	1,118,258
Housing Development Finance Corp. Ltd.	182,655	3,319,057
ICICI Bank Ltd.	138,377	570,386
Idea Cellular Ltd.	132,594	281,281
Indiabulls Housing Finance Ltd.	36,039	371,285
Infosys Ltd.	224,598	3,665,744
ITC Ltd.	274,659	1,411,514
JSW Steel Ltd.	10,332	139,847
Larsen & Toubro Ltd.	38,868	801,560

36

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2015

Security	Shares	Value

LIC Housing Finance Ltd.	33,825	$245,917
Lupin Ltd.	26,691	715,557
Mahindra & Mahindra Financial Services Ltd.	33,791	118,044
Mahindra & Mahindra Ltd.	45,756	937,361
Marico Ltd.	25,830	163,784
Maruti Suzuki India Ltd.	10,159	702,145
Motherson Sumi Systems Ltd.	40,836	177,239
Nestle India Ltd.	2,829	248,662
NTPC Ltd.	142,558	279,962
Oil & Natural Gas Corp. Ltd.	98,154	344,802
Piramal Enterprises Ltd.	8,118	114,861
Power Finance Corp. Ltd.	32,353	103,532
Reliance Communications Ltd.[a]	107,994	122,811
Reliance Industries Ltd.	158,015	2,289,682
Rural Electrification Corp. Ltd.	36,417	127,682
Shree Cement Ltd.	984	163,972
Shriram Transport Finance Co. Ltd.	18,130	237,753
Siemens Ltd.	9,597	178,240
State Bank of India	184,018	690,740
Sun Pharmaceuticals Industries Ltd.	117,226	1,283,234
Tata Consultancy Services Ltd.	57,687	2,046,545
Tata Motors Ltd.[a]	98,035	622,509
Tata Motors Ltd. Class Aa	40,000	179,311
Tata Power Co. Ltd.	145,247	145,563
Tata Steel Ltd.	38,745	133,461
Tech Mahindra Ltd.	28,830	230,731
Ultratech Cement Ltd.	4,305	180,909
United Breweries Ltd.	8,364	119,026
United Spirits Ltd.[a]	7,257	339,350
UPL Ltd.	35,055	218,650
Vedanta Ltd.	114,513	154,534
Wipro Ltd.	75,645	650,623
Zee Entertainment Enterprises Ltd.	71,217	436,085

		35,603,114
RUSSIA — 8.04%
Alrosa PAO	223,100	174,264
Gazprom PAO ADR	378,891	1,565,199
Gazprom PAO	693,724	1,449,471
Lukoil PJSC	30,144	1,157,199
Lukoil PJSC ADR	32,231	1,241,860
Magnit PJSC GDR[d]	31,734	1,530,214
MegaFon PJSC GDR[d]	11,316	171,437
MMC Norilsk Nickel PJSC	6,765	922,861
Mobile TeleSystems PJSC ADR	63,099	444,848
Moscow Exchange MICEX-RTS PJSC	138,910	197,068
NOVATEK OAO GDR[d]	11,070	1,036,152
Rosneft OAO	142,582	575,315
Rostelecom PJSC	97,810	128,172
RusHydro PJSC	14,145,200	128,479
Sberbank of Russia PJSC	1,318,550	2,055,858
Severstal PAO	25,830	279,585
Sistema JSFC GDR[d]	20,664	138,449
Surgutneftegas OAO	377,810	193,917
Surgutneftegas OAO ADR	49,832	249,160
Tatneft PAO Class S	173,433	828,466
VTB Bank PJSC	633,746,001	681,267

		15,149,241

Security	Shares	Value

SWITZERLAND — 0.20%
Qihoo 360 Technology Co. Ltd. ADR[a]	5,412	$367,475

		367,475

TOTAL COMMON STOCKS
(Cost: $201,788,225)		178,936,915

PREFERRED STOCKS — 5.08%

BRAZIL — 4.60%
Banco Bradesco SA	307,369	1,656,515
Braskem SA Class A	24,600	164,592
Centrais Eletricas Brasileiras SA Class B	24,682	65,376
Cia. Brasileira de Distribuicao	24,656	308,291
Cia. Energetica de Minas Gerais	98,432	165,776
Cia. Energetica de Sao Paulo Class B	24,600	84,493
Cia. Paranaense de Energia Class B	12,300	90,080
Gerdau SA	110,700	172,313
Itau Unibanco Holding SA	369,029	2,616,920
Itausa — Investimentos Itau SA	430,545	796,522
Lojas Americanas SA	73,887	325,048
Petroleo Brasileiro SA	467,414	914,826
Suzano Papel e Celulose SA Class A	49,200	238,539
Telefonica Brasil SA	49,264	465,128
Vale SA	221,400	600,554

		8,664,973
RUSSIA — 0.48%
AK Transneft OAO	158	359,550
Surgutneftegas OAO	848,700	546,119

		905,669

TOTAL PREFERRED STOCKS
(Cost: $19,278,871)		9,570,642

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	4,087,594	4,087,594

37

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	210,146	$210,146

		4,297,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,297,740)		4,297,740

TOTAL INVESTMENTS IN SECURITIES — 102.29%
(Cost: $225,364,836)		192,805,297
Other Assets, Less Liabilities — (2.29)%		(4,309,864)

NET ASSETS — 100.00%		$188,495,433

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

38

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 0.46%
Bombardier Inc. Class B	3,480,511	$3,397,788
CAE Inc.	484,307	5,513,531

		8,911,319
AUTO COMPONENTS — 2.02%
Linamar Corp.	88,011	4,980,670
Magna International Inc. Class A	740,239	33,764,215

		38,744,885
BANKS — 27.66%
Bank of Montreal	1,166,755	67,561,655
Bank of Nova Scotia (The)	2,191,278	100,196,687
Canadian Imperial Bank of Commerce/Canada	716,361	53,945,617
National Bank of Canada	594,330	19,535,031
Royal Bank of Canada	2,677,136	152,950,480
Toronto-Dominion Bank (The)	3,342,607	136,902,178

		531,091,648
CAPITAL MARKETS — 0.80%
CI Financial Corp.	427,739	10,195,198
IGM Financial Inc.	178,069	5,090,742

		15,285,940
CHEMICALS — 3.19%
Agrium Inc.	245,005	24,256,718
Methanex Corp.	162,733	6,410,824
Potash Corp. of Saskatchewan Inc.	1,505,014	30,548,964

		61,216,506
CONSTRUCTION & ENGINEERING — 0.45%
SNC-Lavalin Group Inc.	270,207	8,607,503

		8,607,503
CONTAINERS & PACKAGING — 0.43%
CCL Industries Inc. Class B	49,849	8,302,115

		8,302,115
DIVERSIFIED FINANCIAL SERVICES — 0.96%
Element Financial Corp.[a]	692,151	8,888,058
Onex Corp.	153,054	9,452,304

		18,340,362
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.19%
BCE Inc.	259,938	11,220,093
TELUS Corp.	365,271	11,641,273

		22,861,366

Security	Shares	Value

ELECTRIC UTILITIES—0.72%
Fortis Inc./Canada	502,438	$13,915,003

		13,915,003
FOOD & STAPLES RETAILING — 4.36%
Alimentation Couche-Tard Inc. Class B	756,085	34,566,481
Empire Co. Ltd. Class A	306,418	6,129,971
George Weston Ltd.	92,246	7,566,576
Jean Coutu Group PJC Inc. (The) Class A	150,541	2,021,307
Loblaw Companies Ltd.	409,276	20,721,201
Metro Inc.	442,617	12,783,426

		83,788,962
FOOD PRODUCTS — 0.59%
Saputo Inc.	460,425	11,302,740

		11,302,740
HOTELS, RESTAURANTS & LEISURE — 0.70%
Restaurant Brands International Inc.	364,938	13,368,134

		13,368,134
INSURANCE — 9.28%
Fairfax Financial Holdings Ltd.	39,731	19,129,896
Great-West Lifeco Inc.	539,464	14,701,422
Industrial Alliance Insurance & Financial Services Inc.	182,925	6,222,733
Intact Financial Corp.	237,174	15,854,939
Manulife Financial Corp.	3,554,213	58,665,266
Power Corp. of Canada	672,111	15,812,892
Power Financial Corp.	450,061	11,460,645
Sun Life Financial Inc.	1,101,034	36,413,125

		178,260,918
IT SERVICES — 0.92%
CGI Group Inc. Class Aa	404,025	17,636,746

		17,636,746
MEDIA — 2.12%
Shaw Communications Inc. Class B	724,837	15,088,411
Thomson Reuters Corp.	633,191	25,681,407

		40,769,818
METALS & MINING — 4.80%
Agnico Eagle Mines Ltd.	391,665	10,435,380
Barrick Gold Corp.	2,100,505	15,505,549
Eldorado Gold Corp.	1,290,906	3,964,860
First Quantum Minerals Ltd.	1,241,150	4,529,710
Franco-Nevada Corp.	282,787	13,631,283
Goldcorp Inc.	1,496,532	17,745,083
Kinross Gold Corp.[a]	2,065,019	4,047,384
Silver Wheaton Corp.	728,830	9,605,352
Teck Resources Ltd. Class B	1,021,070	4,355,257
Turquoise Hill Resources Ltd.[a]	1,812,543	4,791,162
Yamana Gold Inc.	1,705,086	3,610,816

		92,221,836

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2015

Security	Shares	Value

MULTI-UTILITIES — 0.48%
Atco Ltd./Canada Class I	137,179	$3,716,756
Canadian Utilities Ltd. Class A	222,793	5,457,521

		9,174,277
MULTILINE RETAIL — 1.41%
Canadian Tire Corp. Ltd. Class A	131,259	12,332,915
Dollarama Inc.	218,958	14,683,249

		27,016,164
OIL, GAS & CONSUMABLE FUELS — 20.04%
AltaGas Ltd.	260,904	6,132,464
ARC Resources Ltd.	617,316	8,483,372
Cameco Corp.	713,511	8,744,414
Canadian Natural Resources Ltd.	1,973,445	47,926,416
Canadian Oil Sands Ltd.	873,769	5,616,688
Cenovus Energy Inc.	1,502,513	22,295,391
Crescent Point Energy Corp.	898,381	11,785,917
Enbridge Inc.	1,550,937	55,240,447
Encana Corp.	1,518,971	12,684,232
Husky Energy Inc.	638,636	8,646,872
Imperial Oil Ltd.	534,889	17,424,612
Inter Pipeline Ltd.	605,136	10,551,765
Keyera Corp.	306,530	9,168,392
MEG Energy Corp.[a]	283,580	2,382,954
Pembina Pipeline Corp.	618,424	14,233,992
Peyto Exploration & Development Corp.	272,290	5,551,514
PrairieSky Royalty Ltd.	267,147	5,145,737
Seven Generations Energy Ltd.[a]	294,352	3,463,745
Suncor Energy Inc.	2,607,257	72,247,049
Tourmaline Oil Corp.[a,b]	336,928	6,424,062
TransCanada Corp.	1,278,295	40,451,584
Veresen Inc.	526,141	4,140,696
Vermilion Energy Inc.	198,510	5,961,337

		384,703,652
PAPER & FOREST PRODUCTS — 0.27%
West Fraser Timber Co. Ltd.	124,413	5,121,707

		5,121,707
PHARMACEUTICALS — 2.76%
Valeant Pharmaceuticals International Inc.[a]	587,225	53,071,399

		53,071,399
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.63%
H&R REIT	244,834	3,945,584
RioCan REIT	281,427	5,399,662
Smart REIT	115,131	2,766,637

		12,111,883
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.95%
Brookfield Asset Management Inc. Class A	1,558,491	53,660,355
First Capital Realty Inc.	202,304	2,976,109

		56,636,464

Security	Shares	Value

ROAD & RAIL — 6.61%
Canadian National Railway Co.	1,439,921	$86,190,893
Canadian Pacific Railway Ltd.	275,734	40,768,421

		126,959,314
SOFTWARE — 1.33%
Constellation Software Inc./Canada	34,388	14,800,798
Open Text Corp.	220,557	10,745,870

		25,546,668
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.37%
BlackBerry Ltd.[a,b]	897,363	7,156,531

		7,156,531
TEXTILES, APPAREL & LUXURY GOODS — 0.67%
Gildan Activewear Inc.	416,365	12,953,856

		12,953,856
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Finning International Inc.	308,832	4,550,208

		4,550,208
WIRELESS TELECOMMUNICATION SERVICES — 1.32%
Rogers Communications Inc. Class B	652,869	25,253,845

		25,253,845

TOTAL COMMON STOCKS (Cost: $2,706,239,915)		1,914,881,769

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	13,069,609	13,069,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	671,917	671,917

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	509,847	$509,847

		14,251,373

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,251,373)		14,251,373

TOTAL INVESTMENTS IN SECURITIES — 100.47% (Cost: $2,720,491,288)		1,929,133,142
Other Assets, Less Liabilities — (0.47)%		(8,978,581)

NET ASSETS — 100.00%		$1,920,154,561

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	43	Dec. 2015	Montreal	$5,110,337	$79,686

See accompanying notes to schedules of investments.

41

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 92.79%

AIRLINES — 3.71%
LATAM Airlines Group SAa	1,386,469	$7,452,557

		7,452,557
BANKS — 16.47%
Banco de Chile	87,397,914	8,713,051
Banco de Credito e Inversiones	158,294	5,872,159
Banco Santander Chile	279,778,129	12,476,127
CorpBanca SA	715,132,625	6,053,037

		33,114,374
BEVERAGES — 5.49%
Cia. Cervecerias Unidas SA	685,661	7,657,798
Vina Concha y Toro SA	2,279,020	3,390,919

		11,048,717
CONSTRUCTION & ENGINEERING — 0.58%
SalfaCorp SA	2,114,556	1,172,788

		1,172,788
DIVERSIFIED FINANCIAL SERVICES — 1.05%
Inversiones La Construccion SA	196,604	2,114,266

		2,114,266
ELECTRIC UTILITIES — 11.96%
E.CL SA	2,595,828	3,498,192
Enersis SA	84,406,188	20,550,762

		24,048,954
FOOD & STAPLES RETAILING — 5.73%
Cencosud SA	5,465,788	11,520,155

		11,520,155
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 15.34%
AES Gener SA	12,004,179	5,225,860
Colbun SA	36,342,896	8,988,652
Empresa Nacional de Electricidad SA/Chile	14,026,066	16,623,712

		30,838,224
IT SERVICES — 1.98%
SONDA SA	2,363,939	3,978,833

		3,978,833
MARINE — 0.34%
Cia. Sud Americana de Vapores SAa	32,942,439	684,452

		684,452

Security	Shares	Value

METALS & MINING — 0.61%
CAP SA	462,270	$1,219,736

		1,219,736
MULTILINE RETAIL — 7.01%
Ripley Corp. SA	4,426,789	1,626,742
SACI Falabella	2,066,600	12,461,376

		14,088,118
OIL, GAS & CONSUMABLE FUELS — 8.29%
Empresas COPEC SA	1,944,989	16,679,503

		16,679,503
PAPER & FOREST PRODUCTS — 4.49%
Empresas CMPC SA	4,310,398	9,026,142

		9,026,142
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.05%
Parque Arauco SA	2,750,299	4,126,561

		4,126,561
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Forus SA	546,757	1,383,977

		1,383,977
WATER UTILITIES — 4.49%
Aguas Andinas SA Series A	12,373,084	6,149,338
Inversiones Aguas Metropolitanas SA	2,071,328	2,885,771

		9,035,109
WIRELESS TELECOMMUNICATION SERVICES — 2.51%
Empresa Nacional de Telecomunicaciones SA	565,414	5,053,829

		5,053,829

TOTAL COMMON STOCKS (Cost: $178,931,724)		186,586,295

PREFERRED STOCKS — 7.01%

BEVERAGES — 2.78%
Coca-Cola Embonor SA	1,135,634	1,663,972
Embotelladora Andina SA Class B	1,284,125	3,929,102

		5,593,074
CHEMICALS — 3.68%
Sociedad Quimica y Minera de Chile SA Series B	444,894	7,410,571

		7,410,571

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

November 30, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.55%
Bupa Chile SA	1,447,676	$1,097,475

		1,097,475

TOTAL PREFERRED STOCKS (Cost: $14,830,068)		14,101,120

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	380,581	380,581

		380,581

TOTAL SHORT-TERM INVESTMENTS (Cost: $380,581)		380,581

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $194,142,373)		201,067,996
Other Assets, Less Liabilities — 0.01%		26,726

NET ASSETS — 100.00%		$201,094,722

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

43

Schedule of Investments  (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 74.32%

BANKS — 5.16%
Banco de Bogota SA	4,411	$81,264
Bancolombia SA	80,340	552,736
Corp. Financiera Colombiana SA New[a]	186	2,266
Grupo Aval Acciones y Valores SA	136,282	47,617

		683,883
CONSTRUCTION & ENGINEERING — 2.52%
Construcciones El Condor SA	187,772	66,203
Constructora Conconcreto SA	755,924	267,720

		333,923
CONSTRUCTION MATERIALS — 11.26%
Cementos Argos SA	140,660	418,190
Cemex Latam Holdings SAa	181,116	520,634
Grupo Argos SA/Colombia	111,800	555,400

		1,494,224
DIVERSIFIED FINANCIAL SERVICES — 12.19%
Bolsa de Valores de Colombia	51,918,750	277,052
Corp. Financiera Colombiana SA/CD	20,908	236,423
Grupo de Inversiones Suramericana SA	107,432	1,104,255

		1,617,730
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.89%
Empresa de Telecomunicaciones de Bogota	1,550,640	251,194

		251,194
ELECTRIC UTILITIES — 12.12%
Celsia SA ESP	452,241	379,229
Interconexion Electrica SA ESP	294,606	636,323
Isagen SA ESP	690,590	592,259

		1,607,811
FOOD & STAPLES RETAILING — 4.08%
Almacenes Exito SA	162,175	540,880

		540,880
FOOD PRODUCTS — 4.87%
Grupo Nutresa SA	102,622	646,058

		646,058
GAS UTILITIES — 4.68%
Empresa de Energia de Bogota SA ESP	1,176,240	620,199

		620,199

Security	Shares	Value

METALS & MINING — 1.73%
Mineros SA	409,786	$229,085

		229,085
OIL, GAS & CONSUMABLE FUELS — 13.82%
Canacol Energy Ltd.[a]	212,524	485,167
Ecopetrol SA	2,203,032	913,185
Pacific Exploration and Production Corp.[b]	311,688	435,354

		1,833,706

TOTAL COMMON STOCKS (Cost: $15,700,294)		9,858,693

PREFERRED STOCKS — 24.58%

AIRLINES — 2.89%
Avianca Holdings SA	699,946	383,514

		383,514
BANKS — 18.07%
Banco Davivienda SA	88,475	576,105
Bancolombia SA	204,594	1,455,688
Grupo Aval Acciones y Valores SA	1,055,678	365,498

		2,397,291
CONSTRUCTION MATERIALS — 1.47%
Cementos Argos SA	31,096	88,796
Grupo Argos SA/Colombia	22,464	107,030

		195,826
DIVERSIFIED FINANCIAL SERVICES — 2.15%
Grupo de Inversiones Suramericana SA	28,548	284,729

		284,729

TOTAL PREFERRED STOCKS (Cost: $5,004,556)		3,261,360

SHORT-TERM INVESTMENTS — 2.41%

MONEY MARKET FUNDS — 2.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	288,246	288,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	14,819	14,819

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	16,679	$16,679

		319,744

TOTAL SHORT-TERM INVESTMENTS (Cost: $319,744)		319,744

TOTAL INVESTMENTS IN SECURITIES — 101.31% (Cost: $21,024,594)		13,439,797
Other Assets, Less Liabilities — (1.31)%		(174,166)

NET ASSETS — 100.00%		$13,265,631

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

45

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 96.80%

BRAZIL — 3.69%
Ambev SA	29,396,215	$139,823,021
B2W Cia. Digital[a]	707,300	2,663,983
Banco Bradesco SA	4,885,208	29,943,146
Banco do Brasil SA	5,347,374	22,228,134
Banco Santander Brasil SA Units	2,529,500	9,552,956
BB Seguridade Participacoes SA	4,351,500	28,837,147
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	10,759,700	31,217,778
BR Malls Participacoes SA	2,805,300	9,177,168
BRF SA	4,091,485	57,464,648
CCR SA	5,485,700	17,931,745
CETIP SA — Mercados Organizados	1,376,929	12,930,065
Cia. de Saneamento Basico do Estado de Sao Paulo	2,200,924	10,625,944
Cia. Siderurgica Nacional SA	3,994,928	5,606,773
Cielo SA	5,298,248	47,468,387
Cosan SA Industria e Comercio	765,500	4,707,644
CPFL Energia SAa	1,333,668	5,356,657
Duratex SA	1,987,955	3,398,777
EDP — Energias do Brasil SA	1,615,900	4,894,480
Embraer SA	4,204,500	32,615,895
Equatorial Energia SA	946,900	8,481,108
Estacio Participacoes SA	1,809,600	6,192,311
Fibria Celulose SA	1,586,761	23,172,699
Hypermarcas SAa	2,171,000	12,409,355
JBS SA	4,655,365	14,754,235
Klabin SA Units	3,487,200	21,116,209
Kroton Educacional SA	8,639,880	20,393,455
Localiza Rent A Car SA	902,889	6,121,633
Lojas Americanas SA	845,375	2,588,642
Lojas Renner SA	4,067,800	18,165,150
M. Dias Branco SA	168,400	3,093,969
Multiplan Empreendimentos Imobiliarios SA	530,500	5,766,819
Natura Cosmeticos SA	1,080,800	5,841,342
Odontoprev SA	1,758,200	4,464,088
Petroleo Brasileiro SAa	19,223,974	46,160,888
Porto Seguro SA	771,595	6,406,905
Qualicorp SA	1,367,900	5,155,564
Raia Drogasil SA	1,367,300	13,834,019
Sul America SA	1,067,265	5,868,957
TIM Participacoes SA	5,323,776	10,392,561
TOTVS SA	811,717	6,932,689
Tractebel Energia SA	1,039,800	8,878,040
Transmissora Alianca de Energia Eletrica SA Units	436,500	1,962,599
Ultrapar Participacoes SA	2,259,600	36,169,975
Vale SA	7,974,248	26,798,894
WEG SA	3,600,420	13,964,909

		811,531,363
CHILE — 1.09%
AES Gener SA	16,514,736	7,189,471
Aguas Andinas SA Series A	15,986,096	7,944,980
Banco de Chile	148,470,258	14,801,600
Banco de Credito e Inversiones	230,035	8,533,502
Banco Santander Chile	430,824,282	19,211,718
Cencosud SA	8,026,618	16,917,576
Cia. Cervecerias Unidas SA	894,882	9,994,480

Security	Shares	Value

Colbun SA	48,328,463	$11,953,030
CorpBanca SA	980,608,259	8,300,081
Empresa Nacional de Electricidad SA/Chile	20,747,853	24,590,383
Empresa Nacional de Telecomunicaciones SA	790,407	7,064,879
Empresas CMPC SA	8,132,652	17,030,091
Empresas COPEC SA	2,848,034	24,423,682
Enersis SA	123,810,461	30,144,701
LATAM Airlines Group SAa	1,884,067	10,127,249
SACI Falabella	3,033,974	18,294,538
SONDA SA	1,697,299	2,856,787

		239,378,748
CHINA — 26.18%
58.com Inc. ADR[a]	222,788	13,414,065
AAC Technologies Holdings Inc.[b]	4,637,500	32,514,158
Agricultural Bank of China Ltd. Class H	142,253,000	54,501,307
Air China Ltd. Class H	11,788,000	9,504,060
Alibaba Group Holding Ltd. ADR[a]	3,131,392	263,287,439
Alibaba Health Information Technology Ltd.[a,b]	15,440,000	11,811,119
Alibaba Pictures Group Ltd.[a,b]	63,540,000	15,491,663
Aluminum Corp. of China Ltd. Class Ha,b	25,060,000	7,984,855
Anhui Conch Cement Co. Ltd. Class H	7,666,500	20,916,863
Anta Sports Products Ltd.[b]	6,407,402	19,382,681
AviChina Industry & Technology Co. Ltd. Class H	13,476,000	11,438,681
Baidu Inc.[a]	860,903	187,651,027
Bank of China Ltd. Class H	494,849,000	219,593,852
Bank of Communications Co. Ltd. Class H	54,799,600	38,173,342
Beijing Capital International Airport Co. Ltd. Class H	9,900,000	11,046,898
Beijing Enterprises Holdings Ltd.	3,256,500	20,311,248
Beijing Enterprises Water Group Ltd.	27,628,000	21,597,879
Belle International Holdings Ltd.	29,276,000	25,605,335
Brilliance China Automotive Holdings Ltd.	18,972,000	24,131,208
Byd Co. Ltd. Class Ha,b	4,030,000	21,782,519
CAR Inc.[a]	4,672,000	8,763,070
CGN Power Co. Ltd. Class Hc	55,468,000	21,466,083
China Cinda Asset Management Co. Ltd. Class H	54,519,000	20,184,538
China CITIC Bank Corp. Ltd. Class Ha	50,922,800	32,122,562
China Coal Energy Co. Ltd. Class Hb	17,543,000	7,060,696
China Communications Construction Co. Ltd. Class H	27,749,000	32,073,354
China Communications Services Corp. Ltd. Class H	13,906,000	5,363,675
China Conch Venture Holdings Ltd.[b]	8,013,500	16,808,611
China Construction Bank Corp. Class H	524,451,760	360,596,738
China COSCO Holdings Co. Ltd. Class Ha,b	17,337,500	11,048,478
China Everbright Bank Co. Ltd. Class H	19,543,000	8,823,651
China Everbright International Ltd.	15,681,000	23,748,210
China Everbright Ltd.	5,934,000	13,671,559
China Galaxy Securities Co. Ltd. Class H	20,802,500	18,945,640
China Gas Holdings Ltd.[b]	11,086,000	15,759,611
China Huishan Dairy Holdings Co. Ltd.[b]	40,094,000	14,895,700
China International Marine Containers Group Co. Ltd. Class H	2,914,600	5,098,327
China Jinmao Holdings Group Ltd.	22,566,000	6,840,872
China Life Insurance Co. Ltd. Class H	46,434,000	160,231,877
China Longyuan Power Group Corp. Ltd.	19,649,000	16,348,925
China Medical System Holdings Ltd.[b]	6,965,000	9,613,775
China Mengniu Dairy Co. Ltd.	17,280,000	27,507,298
China Merchants Bank Co. Ltd. Class H	28,647,467	67,332,329
China Merchants Holdings International Co. Ltd.[b]	7,362,000	23,932,353
China Minsheng Banking Corp. Ltd. Class H	36,659,540	35,137,015
China Mobile Ltd.	38,337,000	435,695,496
China National Building Material Co. Ltd. Class H	18,108,000	9,717,462
China Oilfield Services Ltd. Class H	11,244,000	11,183,153
China Overseas Land & Investment Ltd.	24,850,960	82,388,260

46

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

China Pacific Insurance Group Co. Ltd. Class H	16,485,200	$67,838,141
China Petroleum & Chemical Corp. Class H	159,380,800	97,660,434
China Power International Development Ltd.	19,680,000	10,484,897
China Railway Construction Corp. Ltd. Class H	12,428,500	16,513,722
China Railway Group Ltd. Class H	24,990,000	20,760,660
China Resources Beer Holdings Co. Ltd.	7,790,000	15,154,019
China Resources Gas Group Ltd.[b]	5,692,000	15,896,878
China Resources Land Ltd.	17,497,333	47,061,629
China Resources Power Holdings Co. Ltd.	12,150,999	22,885,156
China Shenhua Energy Co. Ltd. Class H	21,127,000	32,977,083
China Shipping Container Lines Co. Ltd. Class Ha,b	24,822,000	9,958,323
China Southern Airlines Co. Ltd. Class H	11,518,000	8,424,598
China State Construction International Holdings Ltd.	11,498,000	17,353,905
China Taiping Insurance Holdings Co. Ltd.[a]	10,219,660	30,783,101
China Telecom Corp. Ltd. Class H	87,110,000	42,701,256
China Unicom Hong Kong Ltd.	37,566,000	46,521,662
China Vanke Co. Ltd. Class Hb	8,333,631	20,769,710
Chongqing Changan Automobile Co. Ltd. Class B	5,357,275	10,366,311
Chongqing Rural Commercial Bank Co. Ltd. Class H	16,465,000	9,706,596
CITIC Ltd.	27,142,000	47,617,851
CITIC Securities Co. Ltd. Class H	13,521,500	31,013,135
CNOOC Ltd.	111,350,000	123,244,216
COSCO Pacific Ltd.	11,732,000	15,175,119
Country Garden Holdings Co. Ltd.	35,943,939	13,492,974
CRRC Corp. Ltd. Class H	27,271,300	34,898,483
CSPC Pharmaceutical Group Ltd.	26,148,000	24,589,803
Ctrip.com International Ltd.[a]	444,472	47,562,949
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	3,725,200	22,129,330
Datang International Power Generation Co. Ltd. Class H	17,666,000	5,697,276
Dongfeng Motor Group Co. Ltd. Class H	17,072,000	23,212,080
ENN Energy Holdings Ltd.[b]	4,806,000	24,364,940
Evergrande Real Estate Group Ltd.[b]	28,052,388	22,110,577
Far East Horizon Ltd.	10,636,000	9,233,842
Fosun International Ltd.	13,013,500	23,233,746
GCL-Poly Energy Holdings Ltd.[a,b]	68,475,000	12,984,894
Geely Automobile Holdings Ltd.[b]	33,230,000	17,446,720
GF Securities Co. Ltd.[a,b]	7,990,400	19,357,673
Goldin Properties Holdings Ltd.[a,b]	7,638,105	6,010,416
GOME Electrical Appliances Holding Ltd.[b]	74,706,200	12,817,323
Great Wall Motor Co. Ltd. Class H	19,342,500	23,729,149
Guangdong Investment Ltd.	17,788,110	24,277,531
Guangzhou Automobile Group Co. Ltd. Class H	13,918,742	13,322,721
Guangzhou R&F Properties Co. Ltd. Class H	6,450,800	7,264,686
Haier Electronics Group Co. Ltd.	7,623,000	13,668,780
Haitian International Holdings Ltd.	3,631,000	5,639,515
Haitong Securities Co. Ltd. Class H	20,216,000	34,893,166
Hanergy Thin Film Power Group Ltd.[a,b]	72,528,000	94
Hengan International Group Co. Ltd.	4,606,500	46,291,107
Huadian Power International Corp. Ltd. Class H	10,234,000	6,468,901
Huaneng Power International Inc. Class H	22,948,000	20,011,543
Huaneng Renewables Corp. Ltd. Class H	23,396,000	7,001,944
Huatai Securities Co. Ltd.[a,c]	5,964,600	14,434,548
Industrial & Commercial Bank of China Ltd. Class H	459,769,085	278,164,463
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,811,064	3,545,754
JD.com Inc. ADR[a]	1,044,384	32,041,701
Jiangsu Expressway Co. Ltd. Class H	7,748,000	10,034,884
Jiangxi Copper Co. Ltd. Class H	8,273,000	9,893,086
Kingsoft Corp. Ltd.[b]	5,321,000	14,140,004
Kunlun Energy Co. Ltd.	20,328,000	17,805,471
Lenovo Group Ltd.[b]	41,742,000	44,154,619
Longfor Properties Co. Ltd.	9,787,000	13,407,973
Luye Pharma Group Ltd.[a,b]	7,971,500	6,941,173
Netease Inc.	244,871	40,810,201

Security	Shares	Value

New China Life Insurance Co. Ltd. Class H	4,889,600	$20,247,313
New Oriental Education & Technology Group Inc. ADR	398,625	11,568,098
New World China Land Ltd.	12,980,000	8,907,901
Nine Dragons Paper Holdings Ltd.	10,662,000	6,203,035
People’s Insurance Co. Group of China Ltd. (The) Class H	41,151,000	21,233,883
PetroChina Co. Ltd. Class H	131,564,000	93,514,231
PICC Property & Casualty Co. Ltd. Class H	21,692,128	47,067,073
Ping An Insurance Group Co. of China Ltd. Class H	32,534,500	178,160,273
Qunar Cayman Islands Ltd. ADR[a]	159,673	7,190,075
Semiconductor Manufacturing International Corp.[a]	165,423,000	17,285,023
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	11,768,000	8,349,383
Shanghai Electric Group Co. Ltd. Class Hb	18,150,000	11,261,876
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,473,500	8,008,933
Shanghai Industrial Holdings Ltd.	3,415,000	8,920,820
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	860,000	3,440,000
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,440,700	9,749,897
Shenzhou International Group Holdings Ltd.[b]	3,558,000	18,680,538
Shimao Property Holdings Ltd.	8,963,000	14,961,554
Shui On Land Ltd.	27,913,600	7,705,816
Sihuan Pharmaceutical Holdings Group Ltd.	33,336,000	4,300,337
Sino Biopharmaceutical Ltd.	31,096,000	29,323,172
Sino-Ocean Land Holdings Ltd.	22,715,500	12,746,783
Sinopec Engineering Group Co. Ltd. Class H	6,894,500	5,336,335
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	22,313,000	7,973,092
Sinopharm Group Co. Ltd. Class H	7,495,200	31,471,921
Sinotrans Ltd. Class H	11,453,000	6,648,456
SOHO China Ltd.[b]	13,672,500	5,573,449
SouFun Holdings Ltd. ADR	717,474	4,807,076
Sun Art Retail Group Ltd.[b]	15,172,500	11,919,649
Sunac China Holdings Ltd.[b]	11,198,000	7,468,271
TAL Education Group Class A ADR[a]	114,660	5,049,626
Tencent Holdings Ltd.	32,275,900	642,441,111
Tingyi Cayman Islands Holding Corp.[b]	12,336,000	17,854,852
TravelSky Technology Ltd. Class H	5,069,000	8,670,714
Tsingtao Brewery Co. Ltd. Class Hb	2,332,000	10,453,757
Vipshop Holdings Ltd. ADR[a]	1,223,332	20,221,678
Want Want China Holdings Ltd.[b]	37,065,000	29,118,590
Weichai Power Co. Ltd. Class H	6,024,400	6,217,171
Yanzhou Coal Mining Co. Ltd. Class Hb	11,828,800	5,401,731
Youku Tudou Inc.[a]	364,076	9,782,722
Yuexiu Property Co. Ltd.[b]	46,479,420	7,794,587
YY Inc. ADR[a]	82,332	4,987,673
Zhejiang Expressway Co. Ltd. Class H	9,292,000	11,291,435
Zhuzhou CSR Times Electric Co. Ltd. Class H	3,279,500	21,660,408
Zijin Mining Group Co. Ltd. Class H	36,500,000	9,134,476
ZTE Corp. Class H	4,462,600	10,028,250

		5,750,587,003
COLOMBIA — 0.26%
Cementos Argos SA	2,752,536	8,183,445
Corp. Financiera Colombiana SA New[a]	5,885	71,705
Corp. Financiera Colombiana SA/CD	617,551	6,983,131
Ecopetrol SA	29,839,746	12,368,954
Grupo Argos SA/Colombia	1,818,424	9,033,566
Grupo de Inversiones Suramericana SA	1,602,450	16,471,014
Interconexion Electrica SA ESP	2,290,756	4,947,834

		58,059,649
CZECH REPUBLIC — 0.18%
CEZ AS	1,042,804	18,937,673
Komercni Banka AS	102,168	20,748,620
O2 Czech Republic AS	57,078	574,007

		40,260,300

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

EGYPT — 0.17%
Commercial International Bank Egypt SAE	5,598,718	$30,774,876
Global Telecom Holding SAE[a]	16,169,071	3,304,004
Talaat Moustafa Group	5,139,562	3,866,134

		37,945,014
GREECE — 0.21%
Alpha Bank AEa	28,536,863	1,416,543
Eurobank Ergasias SAa,b	56,902,970	841,373
FF Group	214,590	4,192,827
Hellenic Telecommunications Organization SA	1,579,624	15,281,814
JUMBO SA	647,211	6,596,277
National Bank of Greece SAa,b	10,242,828	876,255
OPAP SA	1,427,966	9,652,138
Piraeus Bank SAa	13,504,141	142,624
Public Power Corp. SA	100,000	548,142
Titan Cement Co. SA	298,682	5,362,702

		44,910,695
HUNGARY — 0.26%
MOL Hungarian Oil & Gas PLC	238,942	10,959,758
OTP Bank PLC	1,420,554	29,296,864
Richter Gedeon Nyrt	837,525	15,906,853

		56,163,475
INDIA — 8.31%
ACC Ltd.	257,272	5,188,476
Adani Ports & Special Economic Zone Ltd.	4,977,594	19,991,027
Aditya Birla Nuvo Ltd.	234,596	7,412,361
Ambuja Cements Ltd.	4,373,511	13,050,654
Apollo Hospitals Enterprise Ltd.	493,350	9,734,142
Ashok Leyland Ltd.	6,575,365	9,332,076
Asian Paints Ltd.	1,840,448	23,152,286
Aurobindo Pharma Ltd.	1,692,709	20,563,665
Bajaj Auto Ltd.	530,880	19,746,219
Bharat Forge Ltd.	659,491	8,415,424
Bharat Heavy Electricals Ltd.	3,719,264	9,767,567
Bharat Petroleum Corp. Ltd.	1,127,223	15,249,769
Bharti Airtel Ltd.	7,523,995	37,741,321
Bharti Infratel Ltd.	2,991,577	17,261,428
Bosch Ltd.	47,695	13,345,691
Cadila Healthcare Ltd.	1,023,254	6,154,415
Cairn India Ltd.	2,802,514	5,655,062
Cipla Ltd.	2,192,829	21,174,921
Coal India Ltd.	4,323,943	21,442,943
Container Corp. of India Ltd.	261,102	5,445,713
Dabur India Ltd.	3,205,492	13,107,146
Divi’s Laboratories Ltd.	550,876	9,506,754
DLF Ltd.	355	610
Dr. Reddy’s Laboratories Ltd.	741,190	34,558,102
Eicher Motors Ltd.	75,179	18,868,231
GAIL (India) Ltd.	2,331,975	12,773,296
GlaxoSmithKline Consumer Healthcare Ltd.	50,922	4,480,800
Glenmark Pharmaceuticals Ltd.	831,480	12,237,370
Godrej Consumer Products Ltd.	776,566	14,301,607
HCL Technologies Ltd.	3,533,897	46,175,795

Security	Shares	Value

Hero Motocorp Ltd.	305,709	$12,379,483
Hindalco Industries Ltd.	7,045,627	8,144,409
Hindustan Unilever Ltd.	4,748,594	57,595,091
Housing Development Finance Corp. Ltd.	9,364,968	170,172,519
ICICI Bank Ltd.	7,002,533	28,864,240
Idea Cellular Ltd.	6,806,964	14,440,098
Indiabulls Housing Finance Ltd.	1,806,132	18,607,319
Infosys Ltd.	11,489,467	187,523,684
ITC Ltd.	14,060,439	72,258,696
JSW Steel Ltd.	550,934	7,457,095
Larsen & Toubro Ltd.	1,964,878	40,520,911
LIC Housing Finance Ltd.	1,735,363	12,616,562
Lupin Ltd.	1,391,327	37,300,004
Mahindra & Mahindra Financial Services Ltd.	1,749,699	6,112,331
Mahindra & Mahindra Ltd.	2,325,181	47,633,856
Marico Ltd.	1,199,343	7,604,866
Maruti Suzuki India Ltd.	519,934	35,935,548
Motherson Sumi Systems Ltd.	1,987,641	8,626,878
Nestle India Ltd.	135,300	11,892,516
NTPC Ltd.	7,363,545	14,460,851
Oil & Natural Gas Corp. Ltd.	5,276,306	18,534,949
Piramal Enterprises Ltd.	369,950	5,234,414
Power Finance Corp. Ltd.	1,695,035	5,424,214
Reliance Communications Ltd.[a]	5,322,607	6,052,863
Reliance Industries Ltd.	8,106,621	117,467,255
Rural Electrification Corp. Ltd.	1,904,645	6,677,902
Shree Cement Ltd.	41,932	6,987,461
Shriram Transport Finance Co. Ltd.	944,307	12,383,448
Siemens Ltd.	459,753	8,538,763
State Bank of India	9,452,884	35,482,883
Sun Pharmaceuticals Industries Ltd.	6,028,646	65,993,572
Tata Consultancy Services Ltd.	2,954,298	104,808,769
Tata Motors Ltd.[a]	5,233,744	33,233,548
Tata Motors Ltd. Class Aa	1,920,519	8,609,273
Tata Power Co. Ltd.	7,170,224	7,185,822
Tata Steel Ltd.	1,869,742	6,440,518
Tech Mahindra Ltd.	1,497,261	11,982,805
Ultratech Cement Ltd.	229,038	9,624,888
United Breweries Ltd.	451,307	6,422,433
United Spirits Ltd.[a]	364,324	17,036,403
UPL Ltd.	1,773,125	11,059,586
Vedanta Ltd.	5,521,440	7,451,107
Wipro Ltd.	3,903,697	33,575,718
Zee Entertainment Enterprises Ltd.	3,644,455	22,316,170

		1,824,506,592
INDONESIA — 2.38%
Adaro Energy Tbk PT	87,886,600	3,493,866
AKR Corporindo Tbk PT	3,814,800	1,681,986
Astra Agro Lestari Tbk PT	2,586,200	3,168,492
Astra International Tbk PT	127,346,100	54,537,452
Bank Central Asia Tbk PT	78,309,600	70,045,631
Bank Danamon Indonesia Tbk PT	25,248,316	5,155,511
Bank Mandiri Persero Tbk PT	59,503,300	36,557,864
Bank Negara Indonesia Persero Tbk PT	48,126,376	16,592,903
Bank Rakyat Indonesia Persero Tbk PT	69,982,822	54,504,149
Bumi Serpong Damai Tbk PT	46,915,800	5,713,995
Charoen Pokphand Indonesia Tbk PT	49,914,045	11,418,717
Global Mediacom Tbk PT	39,964,900	2,412,049
Gudang Garam Tbk PT	3,199,500	11,308,677
Hanjaya Mandala Sampoerna Tbk PT	1,958,600	14,425,829
Indocement Tunggal Prakarsa Tbk PT	9,123,000	12,331,052

48

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Indofood CBP Sukses Makmur Tbk PT	6,259,000	$5,711,592
Indofood Sukses Makmur Tbk PT	29,554,400	10,414,001
Jasa Marga Persero Tbk PT	12,311,200	4,004,366
Kalbe Farma Tbk PT	139,740,915	13,484,215
Lippo Karawaci Tbk PT	125,782,700	11,682,744
Matahari Department Store Tbk PT	14,168,300	16,027,025
Media Nusantara Citra Tbk PT	28,236,200	3,316,503
Perusahaan Gas Negara Persero Tbk PT	69,073,500	13,255,522
Semen Indonesia Persero Tbk PT	18,756,300	14,404,459
Summarecon Agung Tbk PT	57,102,600	6,397,472
Surya Citra Media Tbk PT	30,745,900	6,733,652
Telekomunikasi Indonesia Persero Tbk PT	317,942,300	67,334,365
Tower Bersama Infrastructure Tbk PTa	10,305,900	4,525,359
Unilever Indonesia Tbk PT	9,769,300	25,950,255
United Tractors Tbk PT	10,953,253	12,904,808
XL Axiata Tbk PTa	16,576,000	4,145,498

		523,640,009
MALAYSIA — 3.21%
AirAsia Bhd	8,179,700	2,608,910
Alliance Financial Group Bhd[b]	6,606,500	5,546,733
AMMB Holdings Bhd	12,734,375	13,707,969
Astro Malaysia Holdings Bhd[b]	7,627,900	5,098,385
Axiata Group Bhd[b]	16,199,500	23,288,681
Berjaya Sports Toto Bhd	7,009,692	5,079,725
British American Tobacco Malaysia Bhd[b]	858,400	11,647,989
Bumi Armada Bhd[a,b]	12,761,600	3,112,585
CIMB Group Holdings Bhd[b]	31,783,200	33,542,308
Dialog Group Bhd[b]	20,520,312	7,844,303
DiGi.Com Bhd[b]	21,493,000	25,202,861
Felda Global Ventures Holdings Bhd[b]	7,538,300	3,129,172
Gamuda Bhd[b]	11,237,700	11,965,093
Genting Bhd[b]	14,048,300	23,721,332
Genting Malaysia Bhd	20,771,600	21,434,109
Genting Plantations Bhd[b]	2,461,400	5,922,600
HAP Seng Consolidated Bhd	1,006,300	1,517,474
Hartalega Holdings Bhd	1,755,500	2,223,194
Hong Leong Bank Bhd	3,187,200	10,135,655
Hong Leong Financial Group Bhd	778,700	2,556,707
IHH Healthcare Bhd[b]	15,526,000	23,085,094
IJM Corp. Bhd[b]	19,299,040	15,388,540
IOI Corp. Bhd[b]	19,578,667	19,973,546
IOI Properties Group Bhd[b]	13,592,985	7,013,266
Kuala Lumpur Kepong Bhd[b]	3,010,100	16,194,112
Lafarge Malaysia Bhd[b]	2,551,900	5,446,128
Malayan Banking Bhd[b]	29,386,100	57,338,732
Malaysia Airports Holdings Bhd[b]	4,427,500	5,627,826
Maxis Bhd[b]	11,717,689	18,027,214
MISC Bhd[b]	7,027,600	15,228,664
Petronas Chemicals Group Bhd	17,391,200	27,489,842
Petronas Dagangan Bhd[b]	1,533,500	8,990,971
Petronas Gas Bhd[b]	4,314,400	23,190,912
PPB Group Bhd[b]	3,407,600	12,626,661
Public Bank Bhd[b]	16,421,030	70,782,958
RHB Capital Bhd	3,031,100	3,952,373
Sapurakencana Petroleum Bhd[b]	20,912,400	10,495,435
Sime Darby Bhd[b]	19,245,273	35,701,245
Telekom Malaysia Bhd[b]	7,290,759	11,131,060
Tenaga Nasional Bhd	21,832,150	68,404,673
UMW Holdings Bhd[b]	4,123,200	7,716,495
Westports Holdings Bhd	5,115,700	5,158,891
YTL Corp. Bhd[b]	29,492,408	10,928,238

Security	Shares	Value

YTL Power International Bhd	17,196,043	$6,250,907

		705,429,568
MEXICO — 4.64%
Alfa SAB de CV	17,760,600	35,861,310
America Movil SAB de CV	197,470,000	159,702,644
Arca Continental SAB de CV	2,652,536	16,668,200
Cemex SAB de CV CPO[a]	82,883,682	52,457,395
Coca-Cola Femsa SAB de CV Series L	2,979,493	22,980,457
Controladora Comercial Mexicana SAB de CV BC Units	2,588,600	8,183,879
El Puerto de Liverpool SAB de CV Series C1	1,244,000	16,420,111
Fibra Uno Administracion SA de CV	14,997,700	34,780,286
Fomento Economico Mexicano SAB de CV	11,561,900	111,699,122
Gentera SAB de CVb	7,041,100	13,763,345
Gruma SAB de CV Series B	1,235,000	17,944,908
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,929,100	17,518,263
Grupo Aeroportuario del Sureste SAB de CV Series B	1,374,400	20,774,909
Grupo Bimbo SAB de CVa	10,286,100	28,419,021
Grupo Carso SAB de CV Series A1	3,323,541	14,692,349
Grupo Comercial Chedraui SA de CVb	1,479,600	4,012,188
Grupo Financiero Banorte SAB de CV	15,636,756	84,266,729
Grupo Financiero Inbursa SAB de CV Series O	14,765,200	28,194,899
Grupo Financiero Santander Mexico SAB de CV Series B	11,480,200	22,267,689
Grupo Lala SAB de CV	3,260,300	7,900,426
Grupo Mexico SAB de CV Series B	23,576,688	51,523,426
Grupo Televisa SAB	15,314,000	86,087,071
Industrias Penoles SAB de CV	893,258	11,157,387
Kimberly-Clark de Mexico SAB de CV Series A	9,834,400	23,197,245
Mexichem SAB de CV	6,574,192	16,247,431
OHL Mexico SAB de CVa	4,780,100	5,696,626
Promotora y Operadora de Infraestructura SAB de CVa	1,604,000	19,471,899
Wal-Mart de Mexico SAB de CV	32,772,500	86,598,657

		1,018,487,872
PERU — 0.34%
Cia. de Minas Buenaventura SA ADR	1,220,917	5,787,147
Credicorp Ltd.	418,558	44,203,910
Southern Copper Corp.[b]	979,015	25,190,056

		75,181,113
PHILIPPINES — 1.39%
Aboitiz Equity Ventures Inc.	13,479,480	16,184,526
Aboitiz Power Corp.	5,731,664	5,106,701
Alliance Global Group Inc.	13,522,080	5,077,234
Ayala Corp.	1,518,576	23,935,129
Ayala Land Inc.	46,435,200	33,343,902
Bank of the Philippine Islands	6,122,952	10,845,704
BDO Unibank Inc.	9,400,836	20,141,800
DMCI Holdings Inc.	17,328,200	4,955,115
Energy Development Corp.	52,097,500	6,852,026
Globe Telecom Inc.	244,660	10,380,144
GT Capital Holdings Inc.	424,070	11,379,901
International Container Terminal Services Inc.	4,410,400	6,876,631
JG Summit Holdings Inc.	14,804,454	22,219,243
Jollibee Foods Corp.	3,207,819	13,677,803
Megaworld Corp.	61,916,000	5,831,715
Metro Pacific Investments Corp.	62,531,100	6,950,848
Metropolitan Bank & Trust Co.	2,249,986	3,842,254
Philippine Long Distance Telephone Co.	614,953	26,742,759
Robinsons Land Corp.	5,649,600	3,613,395

49

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

SM Investments Corp.	1,116,875	$20,020,352
SM Prime Holdings Inc.	50,603,725	23,079,764
Universal Robina Corp.	5,726,510	24,538,715

		305,595,661
POLAND — 1.29%
Alior Bank SAa	314,979	5,695,521
Bank Handlowy w Warszawie SA	233,287	4,141,043
Bank Millennium SAa	3,648,488	4,772,922
Bank Pekao SA	816,251	27,664,222
Bank Zachodni WBK SAa	218,726	14,095,826
CCC SA	122,184	4,804,267
Cyfrowy Polsat SAa	1,377,882	8,198,291
ENEA SA	1,195,229	3,405,017
Energa SA	1,255,367	4,237,591
Eurocash SA	540,027	6,944,397
Grupa Azoty SAa	239,324	6,388,878
Grupa Lotos SAa	554,300	3,908,029
KGHM Polska Miedz SA	878,507	15,707,216
LPP SAb	7,569	12,743,061
mBank SAa,b	101,284	7,517,871
Orange Polska SA	4,175,281	6,979,882
PGE Polska Grupa Energetyczna SA	5,273,758	17,293,362
Polski Koncern Naftowy Orlen SAb	2,023,282	33,988,636
Polskie Gornictwo Naftowe i Gazownictwo SA	11,540,951	15,383,178
Powszechna Kasa Oszczednosci Bank Polski SAa	5,478,719	36,513,503
Powszechny Zaklad Ubezpieczen SA	3,666,560	34,999,497
Synthos SA	3,970,081	3,563,869
Tauron Polska Energia SA	7,114,737	4,996,811

		283,942,890
QATAR — 0.95%
Barwa Real Estate Co.	757,253	7,901,156
Commercial Bank QSC (The)	816,035	10,105,350
Doha Bank QSC	599,214	8,062,023
Ezdan Holding Group QSC	4,765,484	20,922,882
Gulf International Services QSC	63,526	819,814
Industries Qatar QSC	992,369	27,384,529
Masraf Al Rayan QSC	2,464,835	24,161,399
Ooredoo QSC	478,720	8,675,440
Qatar Electricity & Water Co. QSC	201,498	10,788,756
Qatar Gas Transport Co. Ltd.	1,276,268	8,585,666
Qatar Insurance Co. SAQ	487,820	11,130,807
Qatar Islamic Bank SAQ	360,318	11,525,981
Qatar National Bank SAQ	1,138,055	49,997,611
Vodafone Qatar QSC	2,499,752	8,401,259

		208,462,673
ROMANIA — 0.05%
New Europe Property Investments PLC	928,200	10,717,427

		10,717,427
RUSSIA — 3.52%
Alrosa PAO	10,759,700	8,404,450
Gazprom PAO ADR	15,927,600	65,796,916
Gazprom PAO	41,253,509	86,195,302
Lukoil PJSC	1,750,630	67,205,002
Lukoil PJSC ADR	1,420,446	54,729,784
Magnit PJSC GDR[d]	1,626,482	78,428,962

Security	Shares	Value

MegaFon PJSC GDR[d]	596,387	$9,035,263
MMC Norilsk Nickel PJSC	345,690	47,157,983
Mobile TeleSystems PJSC ADR	3,248,342	22,900,811
Moscow Exchange MICEX-RTS PJSC	7,107,870	10,083,764
NOVATEK OAO GDR[d]	570,042	53,355,931
Rosneft OAO	7,146,847	28,837,348
Rostelecom PJSC	5,216,120	6,835,311
RusHydro PJSC	754,449,100	6,852,553
Sberbank of Russia PJSC	67,067,041	104,569,649
Severstal PAO	1,350,783	14,620,913
Sistema JSFC GDR[d]	1,083,325	7,258,278
Surgutneftegas OAO	25,177,160	12,922,605
Surgutneftegas OAO ADR	1,933,479	9,667,395
Tatneft PAO Class S	8,931,840	42,666,195
VTB Bank PJSC	32,289,992,000	34,711,222

		772,235,637
SOUTH AFRICA — 7.37%
African Bank Investments Ltd.[a,b]	14,665,413	10,170
Anglo American Platinum Ltd.[a]	342,305	4,747,642
AngloGold Ashanti Ltd.[a]	2,596,491	16,443,243
Aspen Pharmacare Holdings Ltd.	2,142,680	46,450,984
Barclays Africa Group Ltd.	2,172,620	23,939,500
Barloworld Ltd.	1,442,169	7,644,896
Bidvest Group Ltd. (The)	2,036,944	47,609,681
Brait SEa,b	2,169,110	24,115,930
Capitec Bank Holdings Ltd.	218,501	9,091,581
Coronation Fund Managers Ltd.	1,307,140	5,508,662
Discovery Ltd.	2,271,523	22,721,531
Exxaro Resources Ltd.[b]	934,928	2,917,598
FirstRand Ltd.	21,078,188	68,730,680
Fortress Income Fund Ltd.	2,745,000	7,682,954
Fortress Income Fund Ltd. Class A	3,106,203	3,655,497
Foschini Group Ltd. (The)	1,312,217	11,785,383
Gold Fields Ltd.	5,032,875	12,836,973
Growthpoint Properties Ltd.	14,548,573	24,345,150
Hyprop Investments Ltd.	1,440,086	12,030,011
Impala Platinum Holdings Ltd.[a]	3,828,243	8,394,525
Imperial Holdings Ltd.	1,179,285	12,426,654
Investec Ltd.	1,775,150	14,895,503
Liberty Holdings Ltd.	820,156	7,379,698
Life Healthcare Group Holdings Ltd.	5,975,992	14,794,932
Massmart Holdings Ltd.	589,172	4,719,096
Mediclinic International Ltd.	3,117,489	24,862,083
MMI Holdings Ltd./South Africa	6,605,915	10,838,831
Mondi Ltd.	707,975	16,136,626
Mr. Price Group Ltd.	1,525,262	21,261,645
MTN Group Ltd.	10,389,763	104,589,320
Naspers Ltd. Class N	2,490,302	372,136,086
Nedbank Group Ltd.	1,312,597	19,201,965
Netcare Ltd.	6,402,343	15,983,658
Pick n Pay Stores Ltd.	1,771,189	8,032,993
Pioneer Foods Group Ltd.	681,419	7,962,490
PSG Group Ltd.	518,942	9,720,626
Rand Merchant Insurance Holdings Ltd.	3,853,678	11,280,426
Redefine Properties Ltd.	26,008,184	19,028,179
Remgro Ltd.	3,065,045	55,177,187
RESILIENT REIT Ltd.	1,707,933	14,746,024
RMB Holdings Ltd.	4,276,667	18,123,934
Sanlam Ltd.	10,954,279	46,794,978
Sappi Ltd.[a]	3,276,894	14,225,629
Sasol Ltd.	3,468,066	96,817,243

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

Shoprite Holdings Ltd.	2,887,814	$28,431,550
SPAR Group Ltd. (The)	1,127,958	14,204,292
Standard Bank Group Ltd.	7,624,398	68,651,306
Steinhoff International Holdings Ltd.	14,968,916	87,861,931
Telkom SA SOC Ltd.	1,491,465	6,393,027
Tiger Brands Ltd.	1,045,812	24,163,914
Truworths International Ltd.	2,655,780	17,406,225
Tsogo Sun Holdings Ltd.	1,449,861	2,312,538
Vodacom Group Ltd.	2,354,874	23,842,691
Woolworths Holdings Ltd./South Africa	6,203,937	43,883,604

		1,618,949,475
SOUTH KOREA — 14.91%
AmorePacific Corp.	205,571	71,627,217
AmorePacific Group	181,323	24,034,438
BGF retail Co. Ltd.[b]	51,249	7,943,695
BNK Financial Group Inc.[b]	1,349,865	11,341,640
Celltrion Inc.[a,b]	419,227	31,241,561
Cheil Worldwide Inc.[a,b]	519,537	9,174,502
CJ CheilJedang Corp.	50,989	15,872,833
CJ Corp.	94,339	20,610,308
CJ E&M Corp.[a]	111,179	8,102,852
CJ Korea Express Co. Ltd.[a]	42,395	7,047,224
Coway Co. Ltd.	348,110	25,400,712
Daelim Industrial Co. Ltd.	176,451	11,001,047
Daewoo Engineering & Construction Co. Ltd.[a,b]	596,219	3,197,202
Daewoo International Corp.[b]	277,867	4,594,925
Daewoo Securities Co. Ltd.	1,127,556	10,077,462
DGB Financial Group Inc.	1,069,177	9,601,866
Dongbu Insurance Co. Ltd.	265,127	14,217,337
Dongsuh Cos. Inc.[b]	192,444	6,132,018
Doosan Corp.	50,102	4,499,467
Doosan Heavy Industries & Construction Co. Ltd.[b]	303,188	6,178,694
Doosan Infracore Co. Ltd.[a]	117,540	696,278
E-MART Inc.	132,024	24,397,164
GS Engineering & Construction Corp.[a,b]	312,853	5,916,395
GS Holdings Corp.	324,968	14,171,136
GS Retail Co. Ltd.	153,836	7,332,798
Hana Financial Group Inc.	1,846,564	40,660,923
Hankook Tire Co. Ltd.	464,488	18,510,532
Hanmi Pharm Co. Ltd.[a,b]	32,321	22,160,420
Hanmi Science Co. Ltd.[a,b]	73,144	9,411,041
Hanon Systems[b]	228,038	8,989,193
Hanssem Co. Ltd.[b]	62,423	12,748,188
Hanwha Chemical Corp.	660,671	14,205,525
Hanwha Corp.	282,774	8,888,194
Hanwha Life Insurance Co. Ltd.	1,485,242	9,798,583
Hotel Shilla Co. Ltd.[b]	208,361	16,283,123
Hyosung Corp.	142,464	14,208,879
Hyundai Department Store Co. Ltd.	94,744	10,349,394
Hyundai Development Co. Engineering & Construction	358,197	12,681,730
Hyundai Engineering & Construction Co. Ltd.	485,591	13,397,204
Hyundai Glovis Co. Ltd.	117,648	19,403,970
Hyundai Heavy Industries Co. Ltd.[a,b]	261,798	20,481,757
Hyundai Marine & Fire Insurance Co. Ltd.	414,162	12,123,908
Hyundai Merchant Marine Co. Ltd.[a]	90,205	355,975
Hyundai Mobis Co. Ltd.	425,281	91,626,104
Hyundai Motor Co.	964,939	122,903,590
Hyundai Steel Co.	476,098	20,884,917
Hyundai Wia Corp.	103,425	10,806,463
Industrial Bank of Korea	1,728,845	19,855,480
Kakao Corp.[b]	187,953	19,573,535

Security	Shares	Value

Kangwon Land Inc.	737,233	$24,318,726
KB Financial Group Inc.	2,418,099	73,604,758
KCC Corp.[b]	36,701	14,562,505
KEPCO Plant Service & Engineering Co. Ltd.	134,154	11,700,319
Kia Motors Corp.	1,647,302	74,680,156
Korea Aerospace Industries Ltd.	287,731	20,845,931
Korea Electric Power Corp.	1,631,305	68,954,173
Korea Gas Corp.	179,867	5,956,478
Korea Investment Holdings Co. Ltd.	242,133	11,437,049
Korea Zinc Co. Ltd.	54,325	21,344,394
Korean Air Lines Co. Ltd.[a]	216,453	5,289,599
KT Corp.[a]	170,925	4,420,538
KT&G Corp.	696,769	64,379,157
Kumho Petrochemical Co. Ltd.	89,461	4,542,383
LG Chem Ltd.	291,176	79,956,796
LG Corp.	605,857	38,505,311
LG Display Co. Ltd.	1,450,835	31,821,777
LG Electronics Inc.	667,521	31,241,862
LG Household & Health Care Ltd.	59,333	51,645,148
LG Innotek Co. Ltd.[b]	87,594	7,533,666
LG Uplus Corp.	1,389,742	12,780,754
Lotte Chemical Corp.	98,818	20,522,196
Lotte Chilsung Beverage Co. Ltd.	2,723	5,262,358
Lotte Confectionery Co. Ltd.	3,944	6,675,221
Lotte Shopping Co. Ltd.	68,932	13,988,187
Mirae Asset Securities Co. Ltd.[b]	371,593	6,369,432
NAVER Corp.	175,627	95,695,900
NCsoft Corp.	106,180	20,400,717
NH Investment & Securities Co. Ltd.[b]	876,541	7,758,340
OCI Co. Ltd.[b]	104,082	6,839,636
Orion Corp./Republic of Korea	22,612	22,279,083
Ottogi Corp.	4,764	4,282,478
Paradise Co. Ltd.[a,b]	281,088	4,878,778
POSCO	432,382	63,099,657
S-1 Corp.	126,658	10,302,823
S-Oil Corp.	284,002	18,196,924
Samsung C&T Corp.[a]	473,732	59,725,290
Samsung Card Co. Ltd.	228,031	6,192,803
Samsung Electro-Mechanics Co. Ltd.	374,443	22,375,075
Samsung Electronics Co. Ltd.	688,373	763,240,734
Samsung Fire & Marine Insurance Co. Ltd.	223,066	59,038,668
Samsung Heavy Industries Co. Ltd.[b]	936,506	9,340,395
Samsung Life Insurance Co. Ltd.	501,410	44,596,719
Samsung SDI Co. Ltd.	343,340	35,577,738
Samsung SDS Co. Ltd.	193,742	43,665,353
Samsung Securities Co. Ltd.	358,781	13,709,304
Shinhan Financial Group Co. Ltd.	2,673,562	95,694,612
Shinsegae Co. Ltd.	43,404	9,388,802
SK Holdings Co. Ltd.	223,317	52,066,482
SK Hynix Inc.	3,628,939	99,023,766
SK Innovation Co. Ltd.[a]	405,488	44,643,772
SK Networks Co. Ltd.	692,368	3,647,031
SK Telecom Co. Ltd.	59,599	12,042,801
Woori Bank	2,079,297	17,039,444
Yuhan Corp.	55,029	13,162,673

		3,274,964,071
SWITZERLAND — 0.09%
Qihoo 360 Technology Co. Ltd. ADR[a]	286,888	19,479,695

		19,479,695

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

TAIWAN — 11.91%
Acer Inc.[a,b]	18,862,121	$6,991,963
Advanced Semiconductor Engineering Inc.[b]	39,637,701	41,711,753
Advantech Co. Ltd.[b]	2,044,370	13,434,145
Asia Cement Corp.[b]	14,776,077	12,516,345
Asia Pacific Telecom Co. Ltd.[a]	10,459,000	3,300,279
Asustek Computer Inc.	4,420,968	36,568,267
AU Optronics Corp.[b]	54,268,000	14,530,431
Casetek Holdings Ltd.	822,000	4,054,347
Catcher Technology Co. Ltd.[b]	4,098,210	39,673,867
Cathay Financial Holding Co. Ltd.	50,899,644	71,183,406
Chailease Holding Co. Ltd.[b]	6,509,932	11,008,769
Chang Hwa Commercial Bank Ltd.[b]	30,936,845	15,164,191
Cheng Shin Rubber Industry Co. Ltd.[b]	9,927,128	16,635,436
Chicony Electronics Co. Ltd.[b]	3,270,143	7,543,710
China Airlines Ltd.[a]	16,298,347	5,392,505
China Development Financial Holding Corp.[b]	86,355,848	22,249,025
China Life Insurance Co. Ltd./Taiwan	19,803,983	16,077,616
China Steel Corp.[b]	73,533,313	40,886,883
Chunghwa Telecom Co. Ltd.	23,623,410	72,226,466
Compal Electronics Inc.	26,819,908	14,871,648
CTBC Financial Holding Co. Ltd.	95,613,715	50,088,675
Delta Electronics Inc.	11,391,000	54,613,427
E.Sun Financial Holding Co. Ltd.[b]	44,665,144	26,887,754
Eclat Textile Co. Ltd.[b]	1,125,360	15,134,889
EVA Airways Corp.[a]	11,923,360	5,990,537
Evergreen Marine Corp. Taiwan Ltd.	10,829,808	4,296,490
Far Eastern New Century Corp.	20,489,038	16,571,001
Far EasTone Telecommunications Co. Ltd.	10,059,000	21,170,679
Feng TAY Enterprise Co. Ltd.[b]	1,923,830	10,579,238
First Financial Holding Co. Ltd.	55,599,831	25,890,492
Formosa Chemicals & Fibre Corp.	20,326,090	43,962,440
Formosa Petrochemical Corp.[b]	6,830,000	16,153,299
Formosa Plastics Corp.	25,988,280	58,677,049
Formosa Taffeta Co. Ltd.	5,687,000	5,305,102
Foxconn Technology Co. Ltd.[b]	5,656,205	12,684,094
Fubon Financial Holding Co. Ltd.	41,596,969	66,265,621
Giant Manufacturing Co. Ltd.[b]	1,817,203	12,275,389
Hermes Microvision Inc.[b]	237,000	8,458,581
Highwealth Construction Corp.	5,150,170	6,303,207
Hiwin Technologies Corp.[b]	1,304,542	6,094,683
Hon Hai Precision Industry Co. Ltd.[b]	89,500,902	230,319,091
Hotai Motor Co. Ltd.[b]	1,570,000	16,978,433
HTC Corp.[b]	4,186,708	10,401,998
Hua Nan Financial Holdings Co. Ltd.[b]	38,205,155	17,849,048
Innolux Corp.	52,947,002	16,204,294
Inotera Memories Inc.[a,b]	14,513,000	9,825,908
Inventec Corp.	14,886,281	8,664,890
Largan Precision Co. Ltd.[b]	630,000	48,540,224
Lite-On Technology Corp.[b]	13,267,387	13,616,122
MediaTek Inc.[b]	9,301,338	74,229,476
Mega Financial Holding Co. Ltd.	61,424,162	42,339,429
Merida Industry Co. Ltd.[b]	1,342,500	7,464,731
Nan Ya Plastics Corp.	29,913,160	53,701,096
Novatek Microelectronics Corp.[b]	3,671,000	13,326,803
OBI Pharma Inc.[a]	602,000	12,467,128
Pegatron Corp.[b]	11,978,414	31,595,535
Phison Electronics Corp.	873,535	6,663,508
Pou Chen Corp.	14,048,220	18,699,686
Powertech Technology Inc.	4,260,300	9,201,371
President Chain Store Corp.[b]	3,581,000	22,928,405
Quanta Computer Inc.[b]	16,691,000	26,078,090

Security	Shares	Value

Radiant Opto-Electronics Corp.[b]	2,799,240	$7,323,543
Realtek Semiconductor Corp.[b]	2,899,637	5,987,241
Ruentex Development Co. Ltd.[b]	5,135,025	6,819,537
Ruentex Industries Ltd.[b]	3,285,598	6,371,495
Shin Kong Financial Holding Co. Ltd.[b]	48,940,865	10,735,145
Siliconware Precision Industries Co. Ltd.	14,020,509	18,469,514
Simplo Technology Co. Ltd.[b]	1,847,202	6,338,050
SinoPac Financial Holdings Co. Ltd.[b]	58,728,925	18,171,746
Standard Foods Corp.[b]	2,534,972	5,956,509
Synnex Technology International Corp.[b]	8,313,985	8,061,321
Taishin Financial Holding Co. Ltd.	49,262,025	17,506,265
Taiwan Business Bank[a]	23,649,149	5,955,395
Taiwan Cement Corp.	20,859,296	18,819,505
Taiwan Cooperative Financial Holding Co. Ltd.	42,768,943	18,212,374
Taiwan Fertilizer Co. Ltd.[b]	4,560,000	5,615,832
Taiwan Mobile Co. Ltd.	10,500,600	31,718,619
Taiwan Semiconductor Manufacturing Co. Ltd.	153,689,000	654,456,559
Teco Electric and Machinery Co. Ltd.[b]	12,246,000	9,547,843
Transcend Information Inc.[b]	1,103,000	2,882,357
Uni-President Enterprises Corp.	30,340,839	50,007,265
United Microelectronics Corp.[b]	75,378,000	27,364,417
Vanguard International Semiconductor Corp.[b]	5,328,000	6,447,399
Wistron Corp.[b]	15,471,272	8,081,159
WPG Holdings Ltd.[b]	8,706,532	8,428,602
Yuanta Financial Holding Co. Ltd.	54,713,635	20,700,735
Yulon Motor Co. Ltd.[b]	5,866,000	5,858,452
Zhen Ding Technology Holding Ltd.[b]	2,207,075	6,267,871

		2,616,623,715
THAILAND — 2.14%
Advanced Info Service PCL NVDR	6,545,800	36,436,582
Airports of Thailand PCL NVDR	2,700,000	23,429,130
Bangkok Bank PCL Foreign	1,596,200	7,615,798
Bangkok Bank PCL NVDR	1,845,100	8,623,166
Bangkok Dusit Medical Services PCL NVDR	23,735,900	13,444,162
Banpu PCL NVDR[b]	6,931,800	3,732,805
BEC World PCL NVDR	6,778,500	6,241,364
BTS Group Holdings PCL NVDR	32,878,200	8,760,793
Bumrungrad Hospital PCL NVDR	2,194,300	13,530,700
Central Pattana PCL NVDR	9,207,400	11,881,759
Charoen Pokphand Foods PCL NVDR	19,203,100	11,198,236
CP ALL PCL NVDR	27,687,400	36,308,811
Delta Electronics Thailand PCL NVDR	2,772,800	6,576,116
Energy Absolute PCL NVDR[b]	6,449,900	4,463,100
Glow Energy PCL NVDR	3,665,600	8,437,835
Home Product Center PCL NVDR[b]	19,022,614	3,741,893
Indorama Ventures PCL NVDR	9,259,180	5,890,327
IRPC PCL NVDR	65,422,500	7,666,699
Kasikornbank PCL Foreign	7,305,000	34,547,921
Kasikornbank PCL NVDR[b]	3,613,500	17,240,751
Krung Thai Bank PCL NVDR[b]	22,122,700	10,493,468
Minor International PCL NVDR[b]	10,715,220	10,987,286
PTT Exploration & Production PCL NVDR	8,706,139	15,850,323
PTT Global Chemical PCL NVDR	11,971,330	17,619,633
PTT PCL NVDR	6,254,100	44,672,143
Siam Cement PCL (The) Foreign	1,935,300	24,299,247
Siam Cement PCL (The) NVDR[b]	585,600	7,352,679
Siam Commercial Bank PCL (The) NVDR	9,730,800	35,703,131
Thai Oil PCL NVDR	5,393,900	8,804,217
Thai Union Group PCL NVDR[b]	10,883,400	5,617,826
TMB Bank PCL NVDR	81,532,200	5,914,724
True Corp. PCL NVDR[a,b]	54,982,021	12,963,116

		470,045,741

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

TURKEY — 1.40%
Akbank TAS[b]	13,804,446	$32,914,093
Anadolu Efes Biracilik ve Malt Sanayii AS	1,214,784	8,334,008
Arcelik AS	1,306,104	7,100,101
BIM Birlesik Magazalar AS	1,361,808	25,535,364
Coca-Cola Icecek AS	410,961	5,387,103
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	12,552,720	12,006,386
Enka Insaat ve Sanayi AS	2,907,440	4,791,548
Eregli Demir ve Celik Fabrikalari TAS	8,871,696	11,476,888
Ford Otomotiv Sanayi AS	483,239	5,436,750
Haci Omer Sabanci Holding AS	5,840,491	16,377,086
KOC Holding ASb	4,032,527	16,635,128
Petkim Petrokimya Holding ASa,b	1,985,720	3,040,239
TAV Havalimanlari Holding AS	1,097,849	7,947,271
Tofas Turk Otomobil Fabrikasi ASb	754,343	4,990,888
Tupras Turkiye Petrol Rafinerileri ASa	806,610	19,967,517
Turk Hava Yollari AOa	3,399,795	8,960,065
Turk Telekomunikasyon AS	2,824,489	5,830,702
Turkcell Iletisim Hizmetleri AS	5,509,180	21,039,703
Turkiye Garanti Bankasi ASb	14,297,523	36,008,212
Turkiye Halk Bankasi AS	3,931,225	14,742,939
Turkiye Is Bankasi Class Cb	9,877,501	16,074,516
Turkiye Sise ve Cam Fabrikalari AS	4,173,802	4,236,269
Turkiye Vakiflar Bankasi Tao Class Db	4,832,768	6,617,725
Ulker Biskuvi Sanayi AS	934,738	6,049,345
Yapi ve Kredi Bankasi ASb	5,652,341	6,534,274

		308,034,120
UNITED ARAB EMIRATES — 0.86%
Abu Dhabi Commercial Bank PJSC	11,367,135	19,342,125
Aldar Properties PJSC	21,360,788	13,608,376
Arabtec Holding PJSC[a]	14,951,424	4,477,632
DP World Ltd.	1,058,081	19,786,115
Dubai Financial Market PJSC	13,647,400	4,421,504
Dubai Islamic Bank PJSC	7,279,114	12,683,282
Emaar Malls Group PJSC[a]	9,806,772	7,635,989
Emaar Properties PJSC	22,697,312	35,655,243
Emirates Telecommunications Group Co. PJSC	9,784,130	43,952,069
First Gulf Bank PJSC	5,733,126	18,730,350
National Bank of Abu Dhabi PJSC	4,323,689	9,005,110

		189,297,795

TOTAL COMMON STOCKS (Cost: $24,098,607,004)		21,264,430,301

PREFERRED STOCKS — 3.22%

BRAZIL — 1.97%
Banco Bradesco SA	15,517,109	83,626,917
Braskem SA Class A	1,015,800	6,796,452
Centrais Eletricas Brasileiras SA Class B	1,497,337	3,966,051
Cia. Brasileira de Distribuicao	957,286	11,969,587
Cia. Energetica de Minas Gerais	4,757,402	8,012,262
Cia. Energetica de Sao Paulo Class B	1,218,300	4,184,472
Cia. Paranaense de Energia Class B	668,275	4,894,163
Gerdau SA	5,340,185	8,312,420

Security	Shares	Value

Itau Unibanco Holding SA	18,870,867	$133,820,226
Itausa — Investimentos Itau SA	21,840,864	40,406,309
Lojas Americanas SA	3,174,970	13,967,486
Petroleo Brasileiro SA	23,630,227	46,249,242
Suzano Papel e Celulose SA Class A	2,344,700	11,367,952
Telefonica Brasil SA	2,346,667	22,156,163
Vale SA	12,001,851	32,555,386

		432,285,088
CHILE — 0.07%
Embotelladora Andina SA Class B	1,525,697	4,668,252
Sociedad Quimica y Minera de Chile SA Series B	615,975	10,260,257

		14,928,509
COLOMBIA — 0.14%
Bancolombia SA	2,746,297	19,539,923
Grupo Aval Acciones y Valores SA	19,143,833	6,628,004
Grupo de Inversiones Suramericana SA	508,050	5,067,146

		31,235,073
RUSSIA — 0.23%
AK Transneft OAO	9,749	22,185,165
Surgutneftegas OAO	43,654,500	28,090,636

		50,275,801
SOUTH KOREA — 0.81%
AmorePacific Corp.	45,752	9,343,593
Hyundai Motor Co.	141,737	13,585,603
Hyundai Motor Co. Series 2	237,298	22,847,655
LG Chem Ltd.	49,280	9,553,439
Samsung Electronics Co. Ltd.	129,244	122,318,919

		177,649,209

TOTAL PREFERRED STOCKS (Cost: $1,168,126,843)		706,373,680

RIGHTS — 0.00%

MALAYSIA — 0.00%
Hong Leong Bank Bhd[a]	509,952	316,926

		316,926

TOTAL RIGHTS (Cost: $0)		316,926

SHORT-TERM INVESTMENTS — 4.47%

MONEY MARKET FUNDS — 4.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	934,853,227	934,853,227

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	48,061,449	$48,061,449

		982,914,676

TOTAL SHORT-TERM INVESTMENTS (Cost: $982,914,676)		982,914,676

TOTAL INVESTMENTS IN SECURITIES — 104.49% (Cost: $26,249,648,523)		22,954,035,583
Other Assets, Less Liabilities — (4.49)%		(986,398,569)

NET ASSETS — 100.00%		$21,967,637,014

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini	825	Dec. 2015	New York Board of Trade	$33,825,000	$922,046

See accompanying notes to schedules of investments.

54

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.93%

CHINA — 36.76%
58.com Inc. ADR[a]	1,889	$113,737
AAC Technologies Holdings Inc.	37,500	262,918
Agricultural Bank of China Ltd. Class H	1,172,000	449,028
Air China Ltd. Class H	94,000	75,787
Alibaba Group Holding Ltd. ADR[a]	25,569	2,149,842
Alibaba Health Information Technology Ltd.[a]	132,000	100,976
Alibaba Pictures Group Ltd.[a,b]	500,000	121,905
Aluminum Corp. of China Ltd. Class Ha,b	222,000	70,736
Anhui Conch Cement Co. Ltd. Class H	62,500	170,522
Anta Sports Products Ltd.[b]	51,000	154,277
AviChina Industry & Technology Co. Ltd. Class H	108,000	91,672
Baidu Inc.[a]	7,027	1,531,675
Bank of China Ltd. Class H	4,044,000	1,794,563
Bank of Communications Co. Ltd. Class H	447,000	311,380
Beijing Capital International Airport Co. Ltd. Class H	76,000	84,804
Beijing Enterprises Holdings Ltd.	26,000	162,166
Beijing Enterprises Water Group Ltd.	222,000	173,546
Belle International Holdings Ltd.	238,000	208,159
Brilliance China Automotive Holdings Ltd.	154,000	195,878
Byd Co. Ltd. Class Ha,b	32,500	175,665
CAR Inc.[a]	42,000	78,778
CGN Power Co. Ltd. Class Hc	455,000	176,085
China Cinda Asset Management Co. Ltd. Class H	446,000	165,122
China CITIC Bank Corp. Ltd. Class Ha	416,000	262,417
China Coal Energy Co. Ltd. Class Hb	139,000	55,945
China Communications Construction Co. Ltd. Class H	226,000	261,219
China Communications Services Corp. Ltd. Class H	124,000	47,828
China Conch Venture Holdings Ltd.	68,000	142,632
China Construction Bank Corp. Class H	4,281,000	2,943,483
China COSCO Holdings Co. Ltd. Class Ha,b	165,500	105,466
China Everbright Bank Co. Ltd. Class H	167,000	75,400
China Everbright International Ltd.	125,000	189,307
China Everbright Ltd.	46,000	105,981
China Galaxy Securities Co. Ltd. Class H	168,500	153,459
China Gas Holdings Ltd.[b]	88,000	125,099
China Huishan Dairy Holdings Co. Ltd.[b]	318,000	118,143
China International Marine Containers Group Co. Ltd. Class H	28,800	50,378
China Jinmao Holdings Group Ltd.[b]	190,000	57,598
China Life Insurance Co. Ltd. Class H	379,000	1,307,832
China Longyuan Power Group Corp. Ltd.	158,000	131,464
China Medical System Holdings Ltd.	61,000	84,198
China Mengniu Dairy Co. Ltd.	141,000	224,452
China Merchants Bank Co. Ltd. Class H	233,831	549,591
China Merchants Holdings International Co. Ltd.[b]	58,000	188,546
China Minsheng Banking Corp. Ltd. Class H	300,800	288,307
China Mobile Ltd.	312,500	3,551,526
China National Building Material Co. Ltd. Class H	158,000	84,789
China Oilfield Services Ltd. Class H	92,000	91,502
China Overseas Land & Investment Ltd.[b]	200,000	663,059
China Pacific Insurance Group Co. Ltd. Class H	134,600	553,892
China Petroleum & Chemical Corp. Class H	1,298,600	795,716
China Power International Development Ltd.	175,000	93,235
China Railway Construction Corp. Ltd. Class H	98,500	130,877
China Railway Group Ltd. Class H	202,000	167,813
China Resources Beer Holdings Co. Ltd.[b]	64,000	124,500
China Resources Gas Group Ltd.[b]	44,000	122,885

Security	Shares	Value

China Resources Land Ltd.	141,777	$381,330
China Resources Power Holdings Co. Ltd.	98,000	184,573
China Shenhua Energy Co. Ltd. Class H	174,500	272,377
China Shipping Container Lines Co. Ltd. Class Ha	243,000	97,489
China Southern Airlines Co. Ltd. Class H	92,000	67,291
China State Construction International Holdings Ltd.	90,000	135,837
China Taiping Insurance Holdings Co. Ltd.[a]	82,900	249,707
China Telecom Corp. Ltd. Class H	710,000	348,041
China Unicom Hong Kong Ltd.	306,000	378,950
China Vanke Co. Ltd. Class Hb	66,500	165,736
Chongqing Changan Automobile Co. Ltd. Class B	42,600	82,431
Chongqing Rural Commercial Bank Co. Ltd. Class H	132,000	77,818
CITIC Ltd.	220,000	385,967
CITIC Securities Co. Ltd. Class H	111,500	255,738
CNOOC Ltd.	913,000	1,010,525
COSCO Pacific Ltd.	114,000	147,457
Country Garden Holdings Co. Ltd.	278,828	104,669
CRRC Corp. Ltd. Class H	224,750	287,608
CSPC Pharmaceutical Group Ltd.	210,000	197,486
Ctrip.com International Ltd.[a]	3,657	391,336
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	30,000	178,213
Datang International Power Generation Co. Ltd. Class H	128,000	41,280
Dongfeng Motor Group Co. Ltd. Class H	138,000	187,633
ENN Energy Holdings Ltd.	38,000	192,648
Evergrande Real Estate Group Ltd.[b]	222,000	174,978
Far East Horizon Ltd.[b]	93,000	80,740
Fosun International Ltd.	107,500	191,926
GCL-Poly Energy Holdings Ltd.[a,b]	543,000	102,969
Geely Automobile Holdings Ltd.	265,000	139,133
GF Securities Co. Ltd.[a]	69,200	167,645
Goldin Properties Holdings Ltd.[a,b]	67,031	52,747
GOME Electrical Appliances Holding Ltd.[b]	587,000	100,711
Great Wall Motor Co. Ltd. Class H	158,500	194,446
Guangdong Investment Ltd.	142,000	193,804
Guangzhou Automobile Group Co. Ltd. Class H	116,000	111,033
Guangzhou R&F Properties Co. Ltd. Class H	54,000	60,813
Haier Electronics Group Co. Ltd.	67,000	120,138
Haitian International Holdings Ltd.	34,000	52,807
Haitong Securities Co. Ltd. Class H	164,800	284,448
Hanergy Thin Film Power Group Ltd.[a,b]	598,000	1
Hengan International Group Co. Ltd.	37,500	376,841
Huadian Power International Corp. Ltd. Class H	88,000	55,625
Huaneng Power International Inc. Class H	216,000	188,360
Huaneng Renewables Corp. Ltd. Class H	190,000	56,863
Huatai Securities Co. Ltd.[a,c]	52,000	125,842
Industrial & Commercial Bank of China Ltd. Class H	3,754,000	2,271,204
Inner Mongolia Yitai Coal Co. Ltd. Class B	58,100	42,820
JD.com Inc. ADR[a]	8,720	267,530
Jiangsu Expressway Co. Ltd. Class H	60,000	77,709
Jiangxi Copper Co. Ltd. Class H	68,000	81,316
Kingsoft Corp. Ltd.[b]	42,000	111,611
Kunlun Energy Co. Ltd.	160,000	140,145
Lenovo Group Ltd.[b]	344,000	363,883
Longfor Properties Co. Ltd.	76,500	104,803
Luye Pharma Group Ltd.[a,b]	69,000	60,082
Netease Inc.	1,995	332,487
New China Life Insurance Co. Ltd. Class H	39,400	163,151
New Oriental Education & Technology Group Inc. ADR	3,314	96,172
New World China Land Ltd.	136,000	93,334
Nine Dragons Paper (Holdings) Ltd.	87,000	50,616
People’s Insurance Co. Group of China Ltd. (The) Class H	333,000	171,828
PetroChina Co. Ltd. Class H	1,078,000	766,230
PICC Property & Casualty Co. Ltd. Class H	175,160	380,058

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2015

Security	Shares	Value

Ping An Insurance Group Co. of China Ltd. Class H	265,500	$1,453,889
Qunar Cayman Islands Ltd. ADR[a]	1,358	61,151
Semiconductor Manufacturing International Corp.[a]	1,328,000	138,762
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	96,000	68,112
Shanghai Electric Group Co. Ltd. Class Hb	142,000	88,109
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	20,000	64,758
Shanghai Industrial Holdings Ltd.	27,000	70,531
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,600	10,400
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	36,300	79,699
Shenzhou International Group Holdings Ltd.	28,000	147,008
Shimao Property Holdings Ltd.	69,000	115,179
Shui On Land Ltd.	184,000	50,795
Sihuan Pharmaceutical Holdings Group Ltd.	220,000	28,380
Sino Biopharmaceutical Ltd.[b]	240,000	226,317
Sino-Ocean Land Holdings Ltd.	171,000	95,956
Sinopec Engineering Group Co. Ltd. Class H	68,000	52,632
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	167,000	59,674
Sinopharm Group Co. Ltd. Class H	60,800	255,296
Sinotrans Ltd. Class H	91,000	52,825
SOHO China Ltd.[b]	113,500	46,267
SouFun Holdings Ltd. ADR	6,507	43,597
Sun Art Retail Group Ltd.[b]	126,500	99,380
Sunac China Holdings Ltd.[b]	91,000	60,691
TAL Education Group Class A ADR[a]	1,041	45,846
Tencent Holdings Ltd.	263,100	5,236,918
Tingyi Cayman Islands Holding Corp.[b]	104,000	150,527
TravelSky Technology Ltd. Class H	47,000	80,395
Tsingtao Brewery Co. Ltd. Class H	18,000	80,689
Vipshop Holdings Ltd. ADR[a]	10,163	167,994
Want Want China Holdings Ltd.[b]	304,000	238,825
Weichai Power Co. Ltd. Class H	47,600	49,123
Yanzhou Coal Mining Co. Ltd. Class Hb	100,000	45,666
Youku Tudou Inc.[a]	3,040	81,685
Yuexiu Property Co. Ltd.[b]	384,140	64,420
YY Inc. ADR[a]	758	45,920
Zhejiang Expressway Co. Ltd. Class H	76,000	92,354
Zhuzhou CSR Times Electric Co. Ltd. Class H	26,500	175,027
Zijin Mining Group Co. Ltd. Class H	306,000	76,579
ZTE Corp. Class H	38,560	86,651

		46,984,776
INDIA — 11.64%
ACC Ltd.	2,499	50,398
Adani Ports & Special Economic Zone Ltd.	41,888	168,231
Aditya Birla Nuvo Ltd.	1,972	62,308
Ambuja Cements Ltd.	34,527	103,029
Apollo Hospitals Enterprise Ltd.	3,862	76,200
Ashok Leyland Ltd.	56,071	79,579
Asian Paints Ltd.	14,601	183,676
Aurobindo Pharma Ltd.	13,230	160,723
Bajaj Auto Ltd.	4,272	158,898
Bharat Forge Ltd.	5,310	67,758
Bharat Heavy Electricals Ltd.	28,561	75,007
Bharat Petroleum Corp. Ltd.	8,554	115,724
Bharti Airtel Ltd.	61,533	308,657
Bharti Infratel Ltd.	23,766	137,130
Bosch Ltd.	370	103,531
Cadila Healthcare Ltd.	9,631	57,926
Cairn India Ltd.	22,449	45,299
Cipla Ltd.	17,524	169,219
Coal India Ltd.	35,230	174,710
Container Corp. of India Ltd.	1,622	33,829

Security	Shares	Value

Dabur India Ltd.	26,565	$108,623
Divi’s Laboratories Ltd.	4,288	74,000
DLF Ltd.	3	5
Dr. Reddy’s Laboratories Ltd.	5,968	278,259
Eicher Motors Ltd.	637	159,873
GAIL (India) Ltd.	18,697	102,412
GlaxoSmithKline Consumer Healthcare Ltd.	555	48,836
Glenmark Pharmaceuticals Ltd.	6,988	102,846
Godrej Consumer Products Ltd.	6,374	117,387
HCL Technologies Ltd.	28,643	374,265
Hero Motocorp Ltd.	2,623	106,217
Hindalco Industries Ltd.	53,303	61,616
Hindustan Unilever Ltd.	38,538	467,422
Housing Development Finance Corp. Ltd.	76,350	1,387,370
ICICI Bank Ltd.	58,144	239,668
Idea Cellular Ltd.	54,438	115,483
Indiabulls Housing Finance Ltd.	14,943	153,947
Infosys Ltd.	93,499	1,526,030
ITC Ltd.	114,174	586,757
JSW Steel Ltd.	3,952	53,492
Larsen & Toubro Ltd.	16,345	337,077
LIC Housing Finance Ltd.	13,914	101,159
Lupin Ltd.	11,202	300,314
Mahindra & Mahindra Financial Services Ltd.	13,749	48,030
Mahindra & Mahindra Ltd.	19,054	390,342
Marico Ltd.	12,305	78,024
Maruti Suzuki India Ltd.	4,284	296,091
Motherson Sumi Systems Ltd.	15,824	68,680
Nestle India Ltd.	1,234	108,465
NTPC Ltd.	58,640	115,160
Oil & Natural Gas Corp. Ltd.	43,177	151,675
Piramal Enterprises Ltd.	3,602	50,965
Power Finance Corp. Ltd.	13,778	44,090
Reliance Communications Ltd.[a]	45,626	51,886
Reliance Industries Ltd.	65,784	953,229
Rural Electrification Corp. Ltd.	16,339	57,286
Shree Cement Ltd.	443	73,821
Shriram Transport Finance Co. Ltd.	7,187	94,249
Siemens Ltd.	3,365	62,496
State Bank of India	77,933	292,534
Sun Pharmaceuticals Industries Ltd.	48,911	535,412
Tata Consultancy Services Ltd.	24,074	854,066
Tata Motors Ltd.[a]	41,728	264,967
Tata Motors Ltd. Class Aa	18,561	83,205
Tata Power Co. Ltd.	55,887	56,009
Tata Steel Ltd.	15,562	53,605
Tech Mahindra Ltd.	11,382	91,092
Ultratech Cement Ltd.	1,845	77,533
United Breweries Ltd.	3,207	45,638
United Spirits Ltd.[a]	3,094	144,681
UPL Ltd.	14,914	93,024
Vedanta Ltd.	43,411	58,583
Wipro Ltd.	31,397	270,046
Zee Entertainment Enterprises Ltd.	29,323	179,554

		14,879,328
INDONESIA — 3.35%
Adaro Energy Tbk PT	718,500	28,563
AKR Corporindo Tbk PT	85,700	37,786
Astra Agro Lestari Tbk PT	21,700	26,586
Astra International Tbk PT	1,034,600	443,080
Bank Central Asia Tbk PT	624,900	558,955

56

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2015

Security	Shares	Value

Bank Danamon Indonesia Tbk PT	179,200	$36,591
Bank Mandiri Persero Tbk PT	480,600	295,273
Bank Negara Indonesia Persero Tbk PT	376,600	129,843
Bank Rakyat Indonesia Persero Tbk PT	564,900	439,956
Bumi Serpong Damai Tbk PT	380,200	46,306
Charoen Pokphand Indonesia Tbk PT	368,200	84,232
Global Mediacom Tbk PT	420,400	25,373
Gudang Garam Tbk PT	25,700	90,837
Hanjaya Mandala Sampoerna Tbk PT	18,600	136,996
Indocement Tunggal Prakarsa Tbk PT	72,100	97,454
Indofood CBP Sukses Makmur Tbk PT	64,800	59,133
Indofood Sukses Makmur Tbk PT	222,000	78,226
Jasa Marga Persero Tbk PT	112,600	36,624
Kalbe Farma Tbk PT	1,124,900	108,547
Lippo Karawaci Tbk PT	998,500	92,741
Matahari Department Store Tbk PT	116,900	132,236
Media Nusantara Citra Tbk PT	261,600	30,726
Perusahaan Gas Negara Persero Tbk PT	541,400	103,897
Semen Indonesia Persero Tbk PT	146,300	112,355
Summarecon Agung Tbk PT	559,700	62,706
Surya Citra Media Tbk PT	311,100	68,134
Telekomunikasi Indonesia Persero Tbk PT	2,555,200	541,145
Tower Bersama Infrastructure Tbk PTa	94,800	41,627
Unilever Indonesia Tbk PT	77,400	205,598
United Tractors Tbk PT	81,800	96,374
XL Axiata Tbk PTa	146,600	36,663

		4,284,563
MALAYSIA — 4.52%
AirAsia Bhd	56,600	18,053
Alliance Financial Group Bhd[b]	56,200	47,185
AMMB Holdings Bhd	98,600	106,138
Astro Malaysia Holdings Bhd[b]	74,900	50,062
Axiata Group Bhd[b]	137,500	197,672
Berjaya Sports Toto Bhd	30,755	22,287
British American Tobacco Malaysia Bhd[b]	6,900	93,629
Bumi Armada Bhd[a,b]	134,700	32,854
CIMB Group Holdings Bhd[b]	265,100	279,773
Dialog Group Bhd	186,478	71,285
DiGi.Com Bhd[b]	177,300	207,903
Felda Global Ventures Holdings Bhd[b]	63,400	26,318
Gamuda Bhd[b]	87,500	93,164
Genting Bhd[b]	114,400	193,171
Genting Malaysia Bhd	149,857	154,637
Genting Plantations Bhd[b]	12,800	30,799
HAP Seng Consolidated Bhd	25,000	37,699
Hartalega Holdings Bhd	29,500	37,359
Hong Leong Bank Bhd	26,900	85,545
Hong Leong Financial Group Bhd	10,900	35,788
IHH Healthcare Bhd[b]	123,400	183,479
IJM Corp. Bhd[b]	154,600	123,274
IOI Corp. Bhd[b]	158,000	161,187
IOI Properties Group Bhd[b]	81,315	41,954
Kuala Lumpur Kepong Bhd[b]	23,555	126,724
Lafarge Malaysia Bhd[b]	19,100	40,762
Malayan Banking Bhd[b]	245,600	479,219
Malaysia Airports Holdings Bhd[b]	45,300	57,581
Maxis Bhd[b]	94,300	145,077
MISC Bhd	54,400	117,884
Petronas Chemicals Group Bhd	142,300	224,930
Petronas Dagangan Bhd[b]	12,000	70,356
Petronas Gas Bhd[b]	36,000	193,508

Security	Shares	Value

PPB Group Bhd[b]	24,800	$91,895
Public Bank Bhd[b]	135,210	582,824
RHB Capital Bhd	30,000	39,118
Sapurakencana Petroleum Bhd	165,800	83,211
Sime Darby Bhd[b]	160,900	298,480
Telekom Malaysia Bhd	58,500	89,314
Tenaga Nasional Bhd	180,100	564,291
UMW Holdings Bhd[b]	32,300	60,449
Westports Holdings Bhd	53,500	53,952
YTL Corp. Bhd[b]	231,753	85,875
YTL Power International Bhd	101,215	36,793

		5,773,458
PHILIPPINES — 1.95%
Aboitiz Equity Ventures Inc.	101,250	121,569
Aboitiz Power Corp.	77,000	68,604
Alliance Global Group Inc.	96,500	36,234
Ayala Corp.	10,970	172,904
Ayala Land Inc.	376,300	270,211
Bank of the Philippine Islands	43,670	77,354
BDO Unibank Inc.	81,810	175,282
DMCI Holdings Inc.	208,300	59,565
Energy Development Corp.	451,900	59,435
Globe Telecom Inc.	1,770	75,096
GT Capital Holdings Inc.	3,920	105,193
International Container Terminal Services Inc.	26,120	40,726
JG Summit Holdings Inc.	126,546	189,926
Jollibee Foods Corp.	22,460	95,767
Megaworld Corp.	602,600	56,757
Metro Pacific Investments Corp.	660,700	73,442
Metropolitan Bank & Trust Co.	18,486	31,568
Philippine Long Distance Telephone Co.	4,985	216,785
Robinsons Land Corp.	62,200	39,782
SM Investments Corp.	8,463	151,702
SM Prime Holdings Inc.	419,650	191,398
Universal Robina Corp.	44,070	188,845

		2,498,145
SOUTH KOREA — 20.91%
AmorePacific Corp.	1,654	576,304
AmorePacific Group	1,464	194,054
BGF retail Co. Ltd.	426	66,031
BNK Financial Group Inc.	11,682	98,153
Celltrion Inc.[a,b]	3,448	256,951
Cheil Worldwide Inc.[a]	3,965	70,018
CJ CheilJedang Corp.	409	127,321
CJ Corp.	752	164,290
CJ E&M Corp.[a]	953	69,456
CJ Korea Express Co. Ltd.[a]	377	62,668
Coway Co. Ltd.	2,786	203,287
Daelim Industrial Co. Ltd.	1,352	84,292
Daewoo Engineering & Construction Co. Ltd.[a]	6,249	33,510
Daewoo International Corp.	2,180	36,049
Daewoo Securities Co. Ltd.	8,890	79,454
DGB Financial Group Inc.	7,978	71,647
Dongbu Insurance Co. Ltd.	2,100	112,612
Dongsuh Cos. Inc.	1,745	55,603
Doosan Corp.	340	30,534
Doosan Heavy Industries & Construction Co. Ltd.	2,458	50,092
Doosan Infracore Co. Ltd.[a]	930	5,509
E-MART Inc.	1,077	199,022

57

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2015

Security	Shares	Value

GS Engineering & Construction Corp.[a]	2,641	$49,944
GS Holdings Corp.	2,637	114,994
GS Retail Co. Ltd.	1,339	63,825
Hana Financial Group Inc.	15,175	334,150
Hankook Tire Co. Ltd.	3,752	149,523
Hanmi Pharm Co. Ltd.[a]	266	182,379
Hanmi Science Co. Ltd.[a,b]	565	72,695
Hanon Systems	1,979	78,012
Hanssem Co. Ltd.	493	100,682
Hanwha Chemical Corp.	5,362	115,292
Hanwha Corp.	2,313	72,703
Hanwha Life Insurance Co. Ltd.	11,994	79,128
Hotel Shilla Co. Ltd.	1,664	130,039
Hyosung Corp.	1,127	112,403
Hyundai Department Store Co. Ltd.	751	82,036
Hyundai Development Co. Engineering & Construction	2,824	99,982
Hyundai Engineering & Construction Co. Ltd.	3,847	106,137
Hyundai Glovis Co. Ltd.	956	157,675
Hyundai Heavy Industries Co. Ltd.[a]	2,147	167,970
Hyundai Marine & Fire Insurance Co. Ltd.	3,047	89,196
Hyundai Merchant Marine Co. Ltd.[a]	822	3,244
Hyundai Mobis Co. Ltd.	3,468	747,175
Hyundai Motor Co.	7,849	999,721
Hyundai Steel Co.	4,154	182,223
Hyundai Wia Corp.	792	82,753
Industrial Bank of Korea	14,365	164,979
Kakao Corp.	1,513	157,565
Kangwon Land Inc.	6,062	199,964
KB Financial Group Inc.	19,558	595,328
KCC Corp.	305	121,020
KEPCO Plant Service & Engineering Co. Ltd.	1,170	102,042
Kia Motors Corp.	13,407	607,804
Korea Aerospace Industries Ltd.	2,281	165,257
Korea Electric Power Corp.	13,302	562,267
Korea Gas Corp.	1,528	50,601
Korea Investment Holdings Co. Ltd.	1,951	92,155
Korea Zinc Co. Ltd.	436	171,305
Korean Air Lines Co. Ltd.[a]	2,059	50,317
KT Corp.[a]	1,558	40,294
KT&G Corp.	5,646	521,672
Kumho Petrochemical Co. Ltd.	713	36,203
LG Chem Ltd.	2,394	657,391
LG Corp.	4,912	312,183
LG Display Co. Ltd.	11,839	259,670
LG Electronics Inc.	5,532	258,913
LG Household & Health Care Ltd.	483	420,417
LG Innotek Co. Ltd.	715	61,495
LG Uplus Corp.	11,301	103,930
Lotte Chemical Corp.	800	166,141
Lotte Chilsung Beverage Co. Ltd.	32	61,842
Lotte Confectionery Co. Ltd.	39	66,007
Lotte Shopping Co. Ltd.	556	112,828
Mirae Asset Securities Co. Ltd.	3,465	59,393
NAVER Corp.	1,431	779,725
NCsoft Corp.	893	171,575
NH Investment & Securities Co. Ltd.	6,881	60,904
OCI Co. Ltd.[b]	891	58,551
Orion Corp./Republic of Korea	190	187,203
Ottogi Corp.	59	53,037
Paradise Co. Ltd.[a]	2,304	39,990
POSCO	3,550	518,069
S-1 Corp.	974	79,229
S-Oil Corp.	2,306	147,753

Security	Shares	Value

Samsung C&T Corp.[a]	3,876	$488,663
Samsung Card Co. Ltd.	1,755	47,662
Samsung Electro-Mechanics Co. Ltd.	3,042	181,777
Samsung Electronics Co. Ltd.	5,625	6,236,777
Samsung Fire & Marine Insurance Co. Ltd.	1,811	479,316
Samsung Heavy Industries Co. Ltd.[b]	7,302	72,828
Samsung Life Insurance Co. Ltd.	4,076	362,530
Samsung SDI Co. Ltd.	2,800	290,143
Samsung SDS Co. Ltd.	1,587	357,676
Samsung Securities Co. Ltd.	2,827	108,022
Shinhan Financial Group Co. Ltd.	21,643	774,666
Shinsegae Co. Ltd.	346	74,844
SK Holdings Co. Ltd.	1,836	428,064
SK Hynix Inc.	29,645	808,931
SK Innovation Co. Ltd.[a]	3,303	363,657
SK Networks Co. Ltd.	4,963	26,142
SK Telecom Co. Ltd.	494	99,819
Woori Bank	16,976	139,115
Yuhan Corp.	391	93,525

		26,729,914
SWITZERLAND — 0.13%
Qihoo 360 Technology Co. Ltd. ADR[a]	2,395	162,620

		162,620
TAIWAN — 16.67%
Acer Inc.[a]	145,062	53,773
Advanced Semiconductor Engineering Inc.	322,434	339,305
Advantech Co. Ltd.	16,894	111,015
Asia Cement Corp.	118,229	100,148
Asia Pacific Telecom Co. Ltd.[a]	95,000	29,977
Asustek Computer Inc.	36,000	297,776
AU Optronics Corp.	434,000	116,205
Casetek Holdings Ltd.	7,000	34,526
Catcher Technology Co. Ltd.	33,000	319,466
Cathay Financial Holding Co. Ltd.	415,944	581,700
Chailease Holding Co. Ltd.	49,496	83,701
Chang Hwa Commercial Bank Ltd.	234,580	114,983
Cheng Shin Rubber Industry Co. Ltd.	81,776	137,037
Chicony Electronics Co. Ltd.	24,741	57,074
China Airlines Ltd.[a]	152,000	50,291
China Development Financial Holding Corp.	695,200	179,114
China Life Insurance Co. Ltd./Taiwan	158,726	128,860
China Steel Corp.	606,867	337,438
Chunghwa Telecom Co. Ltd.	190,000	580,908
Compal Electronics Inc.	213,000	118,109
CTBC Financial Holding Co. Ltd.	785,098	411,285
Delta Electronics Inc.	93,000	445,883
E.Sun Financial Holding Co. Ltd.	363,834	219,023
Eclat Textile Co. Ltd.	9,200	123,730
EVA Airways Corp.[a]	105,426	52,968
Evergreen Marine Corp. Taiwan Ltd.	92,050	36,519
Far Eastern New Century Corp.	161,460	130,585
Far EasTone Telecommunications Co. Ltd.	81,000	170,477
Feng TAY Enterprise Co. Ltd.	15,450	84,960
First Financial Holding Co. Ltd.	454,264	211,532
Formosa Chemicals & Fibre Corp.	163,950	354,601
Formosa Petrochemical Corp.	60,000	141,903
Formosa Plastics Corp.	209,400	472,789
Formosa Taffeta Co. Ltd.	35,000	32,650
Foxconn Technology Co. Ltd.	47,843	107,288

58

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2015

Security	Shares	Value

Fubon Financial Holding Co. Ltd.	338,396	$539,078
Giant Manufacturing Co. Ltd.	15,000	101,327
Hermes Microvision Inc.	2,000	71,380
Highwealth Construction Corp.	41,840	51,207
Hiwin Technologies Corp.	9,688	45,261
Hon Hai Precision Industry Co. Ltd.	731,104	1,881,402
Hotai Motor Co. Ltd.	13,000	140,586
HTC Corp.	33,000	81,989
Hua Nan Financial Holdings Co. Ltd.	322,968	150,887
Innolux Corp.	426,620	130,566
Inotera Memories Inc.[a]	118,000	79,891
Inventec Corp.	126,980	73,912
Largan Precision Co. Ltd.	5,000	385,240
Lite-On Technology Corp.	108,253	111,098
MediaTek Inc.	76,176	607,924
Mega Financial Holding Co. Ltd.	503,542	347,090
Merida Industry Co. Ltd.	11,350	63,110
Nan Ya Plastics Corp.	242,090	434,608
Novatek Microelectronics Corp.	31,000	112,539
OBI Pharma Inc.[a]	5,000	103,548
Pegatron Corp.	98,000	258,495
Phison Electronics Corp.	7,000	53,397
Pou Chen Corp.	112,000	149,084
Powertech Technology Inc.	33,000	71,273
President Chain Store Corp.	29,000	185,681
Quanta Computer Inc.	140,000	218,737
Radiant Opto-Electronics Corp.	23,363	61,124
Realtek Semiconductor Corp.	24,140	49,845
Ruentex Development Co. Ltd.	42,888	56,957
Ruentex Industries Ltd.	24,855	48,199
Shin Kong Financial Holding Co. Ltd.	395,138	86,673
Siliconware Precision Industries Co. Ltd.	110,438	145,482
Simplo Technology Co. Ltd.	13,200	45,291
SinoPac Financial Holdings Co. Ltd.	486,499	150,531
Standard Foods Corp.	19,913	46,790
Synnex Technology International Corp.	65,000	63,025
Taishin Financial Holding Co. Ltd.	401,067	142,527
Taiwan Business Bank[a]	209,045	52,642
Taiwan Cement Corp.	168,000	151,572
Taiwan Cooperative Financial Holding Co. Ltd.	370,463	157,755
Taiwan Fertilizer Co. Ltd.	42,000	51,725
Taiwan Mobile Co. Ltd.	85,000	256,755
Taiwan Semiconductor Manufacturing Co. Ltd.	1,253,000	5,335,672
Teco Electric and Machinery Co. Ltd.	102,000	79,526
Transcend Information Inc.	12,000	31,358
Uni-President Enterprises Corp.	246,650	406,524
United Microelectronics Corp.	609,000	221,085
Vanguard International Semiconductor Corp.	43,000	52,034
Wistron Corp.	120,736	63,064
WPG Holdings Ltd.	72,000	69,702
Yuanta Financial Holding Co. Ltd.	448,893	169,837
Yulon Motor Co. Ltd.	42,000	41,946
Zhen Ding Technology Holding Ltd.	18,455	52,410

		21,306,960
THAILAND — 3.00%
Advanced Info Service PCL NVDR	53,000	295,020
Airports of Thailand PCL NVDR	21,500	186,565
Bangkok Bank PCL Foreign	14,200	67,751
Bangkok Bank PCL NVDR	13,000	60,756
Bangkok Dusit Medical Services PCL NVDR	206,800	117,133
Banpu PCL NVDR[b]	60,500	32,580

Security	Shares	Value

BEC World PCL NVDR	54,000	$49,721
BTS Group Holdings PCL NVDR	288,000	76,741
Bumrungrad Hospital PCL NVDR	19,100	117,776
Central Pattana PCL NVDR	66,300	85,557
Charoen Pokphand Foods PCL NVDR[b]	155,000	90,388
CP ALL PCL NVDR	224,200	294,012
Delta Electronics Thailand PCL NVDR	24,400	57,868
Energy Absolute PCL NVDR	55,500	38,404
Glow Energy PCL NVDR	25,700	59,159
Home Product Center PCL NVDR	182,445	35,888
Indorama Ventures PCL NVDR	67,000	42,623
IRPC PCL NVDR	531,900	62,332
Kasikornbank PCL Foreign	59,700	282,342
Kasikornbank PCL NVDR	29,300	139,796
Krung Thai Bank PCL NVDR[b]	172,950	82,036
Minor International PCL NVDR[b]	94,380	96,776
PTT Exploration & Production PCL NVDR	69,610	126,731
PTT Global Chemical PCL NVDR	103,800	152,775
PTT PCL NVDR	50,900	363,572
Siam Cement PCL (The) Foreign	15,600	195,871
Siam Cement PCL (The) NVDR	4,700	59,012
Siam Commercial Bank PCL (The) NVDR	80,100	293,894
Thai Oil PCL NVDR	44,100	71,982
Thai Union Group PCL NVDR	107,900	55,696
TMB Bank PCL NVDR	676,900	49,106
True Corp. PCL NVDR[a]	424,890	100,176

		3,840,039

TOTAL COMMON STOCKS (Cost: $137,448,803)		126,459,803

PREFERRED STOCKS — 1.14%

SOUTH KOREA — 1.14%
AmorePacific Corp.	457	93,330
Hyundai Motor Co.	1,199	114,925
Hyundai Motor Co. Series 2	1,933	186,114
LG Chem Ltd.	370	71,728
Samsung Electronics Co. Ltd.	1,045	989,008

		1,455,105

TOTAL PREFERRED STOCKS (Cost: $1,330,763)		1,455,105

RIGHTS — 0.00%

MALAYSIA — 0.00%
Hong Leong Bank Bhd[a]	4,816	2,993

		2,993

TOTAL RIGHTS (Cost: $0)		2,993

59

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

November 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.82%

MONEY MARKET FUNDS — 4.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	5,862,811	$5,862,811
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	301,411	301,411

		6,164,222

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,164,222)		6,164,222

TOTAL INVESTMENTS IN SECURITIES — 104.89% (Cost: $144,943,788)		134,082,123
Other Assets, Less Liabilities — (4.89)%		(6,255,856)

NET ASSETS — 100.00%		$127,826,267

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

60

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.87%

CHILE — 5.44%
Banco de Chile	33,054	$3,295
Banco de Credito e Inversiones	51	1,892
Banco Santander Chile	98,531	4,394
Cencosud SA	1,931	4,070
Cia. Cervecerias Unidas SA	284	3,172
Colbun SA	14,176	3,506
CorpBanca SA	239,597	2,028
Empresa Nacional de Electricidad SA/Chile	4,511	5,347
Empresas CMPC SA	1,723	3,608
Empresas COPEC SA	619	5,308
Enersis SA	25,873	6,300
LATAM Airlines Group SAa	462	2,483
SACI Falabella	616	3,714

		49,117
COLOMBIA — 1.75%
Cementos Argos SA	732	2,176
Corp. Financiera Colombiana SA New[a]	1	12
Corp. Financiera Colombiana SA/CD	157	1,775
Ecopetrol SA	6,520	2,703
Grupo Argos SA/Colombia	697	3,463
Grupo de Inversiones Suramericana SA	368	3,783
Interconexion Electrica SA ESP	897	1,937

		15,849
CZECH REPUBLIC — 0.84%
CEZ AS	204	3,705
Komercni Banka AS	19	3,858

		7,563
EGYPT — 0.85%
Commercial International Bank Egypt SAE	140	770
Commercial International Bank Egypt SAE GDR	1,200	5,616
Global Telecom Holding SAE GDR[a]	1,120	1,260

		7,646
GREECE — 0.73%
Alpha Bank AEa	7,901	392
Eurobank Ergasias SAa	15,637	231
Hellenic Telecommunications Organization SA	307	2,970
National Bank of Greece SAa	2,631	225
OPAP SA	408	2,758

		6,576
HUNGARY — 1.29%
MOL Hungarian Oil & Gas PLC	46	2,110
OTP Bank PLC	294	6,063
Richter Gedeon Nyrt	184	3,495

		11,668

Security	Shares	Value

INDONESIA — 11.33%
Astra International Tbk PT	26,800	$11,477
Bank Central Asia Tbk PT	15,300	13,685
Bank Mandiri Persero Tbk PT	13,300	8,171
Bank Negara Indonesia Persero Tbk PT	12,400	4,275
Bank Rakyat Indonesia Persero Tbk PT	15,000	11,682
Charoen Pokphand Indonesia Tbk PT	11,400	2,608
Gudang Garam Tbk PT	800	2,828
Indocement Tunggal Prakarsa Tbk PT	2,600	3,514
Indofood Sukses Makmur Tbk PT	8,300	2,925
Kalbe Farma Tbk PT	37,600	3,628
Lippo Karawaci Tbk PT	25,400	2,359
Matahari Department Store Tbk PT	2,900	3,280
Perusahaan Gas Negara Persero Tbk PT	15,500	2,975
Semen Indonesia Persero Tbk PT	4,800	3,686
Telekomunikasi Indonesia Persero Tbk PT	67,700	14,338
Unilever Indonesia Tbk PT	2,300	6,110
United Tractors Tbk PT	2,800	3,299
XL Axiata Tbk PTa	5,800	1,451

		102,291
MALAYSIA — 15.08%
Alliance Financial Group Bhd	2,100	1,763
AMMB Holdings Bhd	2,900	3,122
Astro Malaysia Holdings Bhd	3,000	2,005
Axiata Group Bhd	3,300	4,744
British American Tobacco Malaysia Bhd	200	2,714
CIMB Group Holdings Bhd	6,600	6,965
Dialog Group Bhd	7,300	2,791
DiGi.Com Bhd	4,500	5,277
Gamuda Bhd	2,000	2,129
Genting Bhd	3,100	5,235
Genting Malaysia Bhd	4,300	4,437
Hong Leong Bank Bhd	400	1,272
IHH Healthcare Bhd	3,100	4,609
IJM Corp. Bhd	3,800	3,030
IOI Corp. Bhd	4,100	4,183
Kuala Lumpur Kepong Bhd	600	3,228
Malayan Banking Bhd	6,000	11,707
Maxis Bhd	2,600	4,000
MISC Bhd	1,500	3,250
Petronas Chemicals Group Bhd	4,000	6,323
Petronas Gas Bhd	1,000	5,375
PPB Group Bhd	900	3,335
Public Bank Bhd	3,200	13,794
Sapurakencana Petroleum Bhd	5,400	2,710
Sime Darby Bhd	3,900	7,235
Telekom Malaysia Bhd	1,400	2,137
Tenaga Nasional Bhd	4,400	13,786
UMW Holdings Bhd	1,100	2,059
YTL Corp. Bhd	7,800	2,890

		136,105
MEXICO — 22.56%
Alfa SAB de CV	3,700	7,471
America Movil SAB de CV	40,000	32,350
Arca Continental SAB de CV	500	3,142
Cemex SAB de CV CPO[a]	14,864	9,407
Coca-Cola Femsa SAB de CV Series L	600	4,628
Controladora Comercial Mexicana SAB de CV BC Units	600	1,897

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

November 30, 2015

Security	Shares	Value

El Puerto de Liverpool SAB de CV Series C1	300	$3,960
Fibra Uno Administracion SA de CV	3,100	7,189
Fomento Economico Mexicano SAB de CV	2,300	22,220
Gentera SAB de CV	1,400	2,737
Gruma SAB de CV Series B	300	4,359
Grupo Aeroportuario del Pacifico SAB de CV Series B	400	3,632
Grupo Aeroportuario del Sureste SAB de CV Series B	300	4,535
Grupo Bimbo SAB de CVa	2,200	6,078
Grupo Carso SAB de CV Series A1	800	3,536
Grupo Financiero Banorte SAB de CV	3,200	17,245
Grupo Financiero Inbursa SAB de CV Series Ob	3,000	5,729
Grupo Financiero Santander Mexico SAB de CV Series B	2,400	4,655
Grupo Mexico SAB de CV Series B	4,500	9,834
Grupo Televisa SAB	3,100	17,426
Industrias Penoles SAB de CV	205	2,561
Kimberly-Clark de Mexico SAB de CV Series A	2,000	4,717
Mexichem SAB de CV	1,200	2,966
OHL Mexico SAB de CVa	1,100	1,311
Promotora y Operadora de Infraestructura SAB de CVa	300	3,642
Wal-Mart de Mexico SAB de CV	6,200	16,383

		203,610
PERU — 1.70%
Cia. de Minas Buenaventura SA ADR	240	1,137
Credicorp Ltd.	85	8,977
Southern Copper Corp.[b]	204	5,249

		15,363
PHILIPPINES — 6.71%
Aboitiz Equity Ventures Inc.	2,440	2,930
Ayala Corp.	270	4,256
Ayala Land Inc.	10,300	7,396
Bank of the Philippine Islands	1,480	2,622
BDO Unibank Inc.	2,480	5,313
Energy Development Corp.	16,200	2,131
Globe Telecom Inc.	45	1,909
GT Capital Holdings Inc.	115	3,086
JG Summit Holdings Inc.	3,540	5,313
Jollibee Foods Corp.	790	3,368
Philippine Long Distance Telephone Co.	140	6,088
SM Investments Corp.	270	4,840
SM Prime Holdings Inc.	11,600	5,291
Universal Robina Corp.	1,400	5,999

		60,542
POLAND — 6.08%
Bank Pekao SA	189	6,405
Bank Zachodni WBK SAa	51	3,287
Cyfrowy Polsat SAa	350	2,082
KGHM Polska Miedz SA	216	3,862
LPP SA	2	3,367
mBank SAa	27	2,004
Orange Polska SA	1,171	1,958
PGE Polska Grupa Energetyczna SA	1,152	3,778
Polski Koncern Naftowy Orlen SA	447	7,509
Polskie Gornictwo Naftowe i Gazownictwo SA	3,144	4,191
Powszechna Kasa Oszczednosci Bank Polski SAa	1,085	7,231
Powszechny Zaklad Ubezpieczen SA	790	7,541
Tauron Polska Energia SA	2,391	1,679

		54,894

Security	Shares	Value

QATAR — 4.43%
Ezdan Holding Group QSC	1,313	$5,764
Industries Qatar QSC	235	6,485
Masraf Al Rayan QSC	545	5,342
Ooredoo QSC	138	2,501
Qatar Insurance Co. SAQ	149	3,400
Qatar Islamic Bank SAQ	109	3,487
Qatar National Bank SAQ	250	10,983
Vodafone Qatar QSC	618	2,077

		40,039
THAILAND — 10.26%
Advanced Info Service PCL NVDR	1,500	8,350
Airports of Thailand PCL NVDR	700	6,074
Bangkok Bank PCL Foreign	600	2,863
Bangkok Dusit Medical Services PCL NVDR	5,800	3,285
BTS Group Holdings PCL NVDR	4,200	1,119
Bumrungrad Hospital PCL NVDR	600	3,700
Central Pattana PCL NVDR	3,000	3,871
Charoen Pokphand Foods PCL NVDR	4,600	2,683
CP ALL PCL NVDR	6,400	8,393
Kasikornbank PCL Foreign	1,200	5,675
Kasikornbank PCL NVDR	800	3,817
Krung Thai Bank PCL NVDR[b]	6,000	2,846
Minor International PCL NVDR	3,280	3,363
PTT Exploration & Production PCL NVDR	2,300	4,187
PTT Global Chemical PCL NVDR	2,600	3,827
PTT PCL NVDR	1,400	10,000
Siam Cement PCL (The) Foreign	600	7,534
Siam Commercial Bank PCL (The) NVDR	2,200	8,072
True Corp. PCL NVDR[a]	12,700	2,994

		92,653
TURKEY — 6.65%
Akbank TAS	2,780	6,628
Anadolu Efes Biracilik ve Malt Sanayii AS	324	2,223
BIM Birlesik Magazalar AS	288	5,400
Coca-Cola Icecek AS	111	1,455
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,369	3,222
Eregli Demir ve Celik Fabrikalari TAS	2,012	2,603
Haci Omer Sabanci Holding AS	1,518	4,257
KOC Holding AS	926	3,820
Tupras Turkiye Petrol Rafinerileri ASa	187	4,629
Turk Hava Yollari AOa	1,065	2,807
Turkcell Iletisim Hizmetleri AS	1,250	4,774
Turkiye Garanti Bankasi AS	3,165	7,971
Turkiye Halk Bankasi AS	839	3,147
Turkiye Is Bankasi Class C	1,889	3,074
Turkiye Vakiflar Bankasi Tao Class D	1,518	2,079
Yapi ve Kredi Bankasi AS	1,649	1,906

		59,995
UNITED ARAB EMIRATES — 3.17%
Abu Dhabi Commercial Bank PJSC	2,357	4,011
Aldar Properties PJSC	4,958	3,159
Arabtec Holding PJSC[a]	3,272	980
DP World Ltd.	253	4,731
Dubai Financial Market PJSC	4,819	1,561
Emaar Properties PJSC	4,759	7,476

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

November 30, 2015

Security	Shares	Value

First Gulf Bank PJSC	1,336	$4,365
National Bank of Abu Dhabi PJSC	1,107	2,305

		28,588

TOTAL COMMON STOCKS (Cost: $1,181,608)		892,499

PREFERRED STOCKS — 0.75%

CHILE — 0.27%
Sociedad Quimica y Minera de Chile SA Series B	148	2,465

		2,465
COLOMBIA — 0.48%
Bancolombia SA	603	4,291

		4,291

TOTAL PREFERRED STOCKS (Cost: $11,882)		6,756

RIGHTS — 0.00%

MALAYSIA — 0.00%
Hong Leong Bank Bhd[a]	64	40

		40

TOTAL RIGHTS (Cost: $0)		40

SHORT-TERM INVESTMENTS — 1.63%

MONEY MARKET FUNDS — 1.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	13,702	13,702
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	704	704

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	260	$260

		14,666

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,666)		14,666

TOTAL INVESTMENTS IN SECURITIES — 101.25% (Cost: $1,208,156)		913,961
Other Assets, Less Liabilities — (1.25)%		(11,300)

NET ASSETS — 100.00%		$902,661

ADR	— American Depositary Receipts
CPO	— Certificates of Participation (Ordinary)
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

63

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.07%

BRAZIL — 1.27%
Ambev SA	1,944,000	$9,246,631
BRF SA	216,000	3,033,706
Cielo SA	2,017,848	18,078,427
TOTVS SA	453,580	3,873,923

		34,232,687
CHILE — 3.50%
AES Gener SA	8,596,260	3,742,268
Aguas Andinas SA Series A	33,436,260	16,617,592
Banco de Chile	319,542,300	31,856,462
Banco de Credito e Inversiones	67,210	2,493,258
Cia. Cervecerias Unidas SA	442,800	4,945,407
Colbun SA	71,978,220	17,802,301
Empresa Nacional de Electricidad SA/Chile	10,065,060	11,929,123
Empresas COPEC SA	265,140	2,273,742
SACI Falabella	373,680	2,253,250

		93,913,403
CHINA — 20.54%
AAC Technologies Holdings Inc.[a]	1,620,000	11,358,045
Agricultural Bank of China Ltd. Class H	22,680,000	8,689,375
Anta Sports Products Ltd.	3,240,000	9,801,147
Bank of China Ltd. Class H	56,700,000	25,161,153
Bank of Communications Co. Ltd. Class H	3,780,000	2,633,144
Beijing Capital International Airport Co. Ltd. Class H	4,320,000	4,820,464
Beijing Enterprises Holdings Ltd.	1,890,000	11,788,195
Beijing Enterprises Water Group Ltd.[a]	14,040,000	10,975,613
China CITIC Bank Corp. Ltd. Class Hb	5,940,000	3,747,006
China Communications Services Corp. Ltd. Class H	18,360,000	7,081,625
China Construction Bank Corp. Class H	30,780,000	21,163,372
China Everbright Bank Co. Ltd. Class H	16,740,000	7,558,098
China Gas Holdings Ltd.[a]	1,080,000	1,535,304
China Huishan Dairy Holdings Co. Ltd.	8,100,000	3,009,307
China Life Insurance Co. Ltd. Class H	1,088,000	3,754,410
China Medical System Holdings Ltd.[a]	6,480,000	8,944,330
China Mengniu Dairy Co. Ltd.	7,588,000	12,079,015
China Merchants Holdings International Co. Ltd.	1,080,000	3,510,859
China Minsheng Banking Corp. Ltd. Class H	1,890,100	1,811,601
China Mobile Ltd.	2,715,000	30,855,656
China Petroleum & Chemical Corp. Class H	19,440,000	11,911,842
China Resources Beer Holdings Co. Ltd.	3,022,000	5,878,748
China Resources Gas Group Ltd.[a]	4,320,000	12,065,093
China Resources Power Holdings Co. Ltd.	3,240,000	6,102,207
CSPC Pharmaceutical Group Ltd.	12,960,000	12,187,695
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	432,000	2,566,270
ENN Energy Holdings Ltd.	412,000	2,088,713
Guangdong Investment Ltd.	21,600,000	29,480,066
Haier Electronics Group Co. Ltd.	1,673,000	2,999,852
Hanergy Thin Film Power Group Ltd.[a,b]	29,822,000	38
Hengan International Group Co. Ltd.	2,441,000	24,529,815
Industrial & Commercial Bank of China Ltd. Class H	28,080,000	16,988,654
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,731,819	3,487,351
Jiangsu Expressway Co. Ltd. Class H	17,348,000	22,468,401
Lenovo Group Ltd.[a]	13,188,000	13,950,245

Security	Shares	Value

Luye Pharma Group Ltd.[b]	2,700,000	$2,351,021
Netease Inc.	59,400	9,899,604
PetroChina Co. Ltd. Class H	5,400,000	3,838,260
Semiconductor Manufacturing International Corp.[b]	82,080,000	8,576,526
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,160,000	1,532,518
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,376,000	5,216,690
Shenzhou International Group Holdings Ltd.[a]	5,400,000	28,351,576
Sihuan Pharmaceutical Holdings Group Ltd.	10,904,000	1,406,614
Sino Biopharmaceutical Ltd.	25,992,000	24,510,158
Sinopharm Group Co. Ltd. Class H	648,000	2,720,915
Sun Art Retail Group Ltd.[a]	19,710,000	15,484,349
TAL Education Group Class A ADR[b]	218,700	9,631,548
Tencent Holdings Ltd.	1,404,000	27,946,155
Tingyi Cayman Islands Holding Corp.[a]	6,700,000	9,697,431
TravelSky Technology Ltd. Class H	1,080,000	1,847,380
Tsingtao Brewery Co. Ltd. Class H	1,354,000	6,069,634
Want Want China Holdings Ltd.[a]	2,700,000	2,121,144
YY Inc. ADR[b]	37,800	2,289,924
Zhejiang Expressway Co. Ltd. Class H	20,520,000	24,935,455
ZTE Corp. Class H	2,941,920	6,611,014

		552,020,625
COLOMBIA — 0.14%
Corp. Financiera Colombiana SA New[b]	3,001	36,564
Corp. Financiera Colombiana SA/CD	328,860	3,718,677

		3,755,241
CZECH REPUBLIC — 0.57%
CEZ AS	331,560	6,021,242
Komercni Banka AS	45,360	9,211,861

		15,233,103
EGYPT — 0.51%
Commercial International Bank Egypt SAE	2,492,640	13,701,474

		13,701,474
HUNGARY — 0.18%
Richter Gedeon Nyrt	255,960	4,861,369

		4,861,369
INDIA — 5.00%
Aurobindo Pharma Ltd.	331,020	4,021,355
Cipla Ltd.	235,980	2,278,727
Coal India Ltd.	360,180	1,786,175
Dabur India Ltd.	4,777,514	19,535,090
Divi’s Laboratories Ltd.	582,120	10,045,948
Dr. Reddy’s Laboratories Ltd.	185,220	8,635,912
HCL Technologies Ltd.	510,300	6,667,854
Hindustan Unilever Ltd.	375,840	4,558,515
Infosys Ltd.	960,075	15,669,726
Marico Ltd.	316,931	2,009,615
Sun Pharmaceuticals Industries Ltd.	1,071,360	11,727,820
Tata Consultancy Services Ltd.	552,380	19,596,624
Tech Mahindra Ltd.	732,780	5,864,549
Wipro Ltd.	2,560,680	22,024,422

		134,422,332

64

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

INDONESIA — 3.81%
Bank Central Asia Tbk PT	28,188,000	$25,213,336
Gudang Garam Tbk PT	594,000	2,099,501
Indofood CBP Sukses Makmur Tbk PT	3,348,000	3,055,186
Indofood Sukses Makmur Tbk PT	26,190,000	9,228,497
Jasa Marga Persero Tbk PT	4,518,000	1,469,534
Kalbe Farma Tbk PT	119,502,000	11,531,274
Telekomunikasi Indonesia Persero Tbk PT	111,348,000	23,581,470
Tower Bersama Infrastructure Tbk PTb	10,966,500	4,815,431
Unilever Indonesia Tbk PT	8,100,000	21,516,082

		102,510,311
MALAYSIA — 8.33%
Astro Malaysia Holdings Bhd	2,052,000	1,371,529
Axiata Group Bhd[a]	15,012,000	21,581,510
Berjaya Sports Toto Bhd	1,903,198	1,379,194
DiGi.Com Bhd[a]	2,700,000	3,166,041
Hartalega Holdings Bhd	972,000	1,230,957
Hong Leong Bank Bhd	6,102,000	19,405,047
IHH Healthcare Bhd	25,434,000	37,816,970
Malayan Banking Bhd[a]	15,768,000	30,766,829
Maxis Bhd[a]	15,768,000	24,258,462
Petronas Chemicals Group Bhd	5,346,000	8,450,291
Petronas Dagangan Bhd	432,000	2,532,833
Petronas Gas Bhd[a]	2,646,000	14,222,871
Public Bank Bhd[a]	8,262,080	35,613,750
Sime Darby Bhd[a]	3,780,000	7,012,148
Telekom Malaysia Bhd[a]	5,670,000	8,656,590
Tenaga Nasional Bhd	2,052,000	6,429,343

		223,894,365
MEXICO — 4.52%
America Movil SAB de CV	10,206,000	8,254,040
Arca Continental SAB de CV	3,079,600	19,351,816
Coca-Cola Femsa SAB de CV Series L	486,000	3,748,457
Controladora Comercial Mexicana SAB de CV BC Units	3,834,000	12,121,221
El Puerto de Liverpool SAB de CV Series C1	2,538,000	33,500,194
Fibra Uno Administracion SA de CV	1,188,000	2,755,021
Gruma SAB de CV Series B	540,000	7,846,357
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,188,000	10,788,293
Grupo Aeroportuario del Sureste SAB de CV Series B	378,000	5,713,705
Grupo Bimbo SAB de CVb	648,000	1,790,331
Wal-Mart de Mexico SAB de CV	5,886,000	15,553,275

		121,422,710
PERU — 1.02%
Cia. de Minas Buenaventura SA ADR	402,840	1,909,462
Credicorp Ltd.	240,300	25,378,083

		27,287,545
PHILIPPINES — 4.16%
Aboitiz Equity Ventures Inc.	2,916,000	3,501,180
Aboitiz Power Corp.	21,978,000	19,581,587
Bank of the Philippine Islands	12,063,604	21,368,497
BDO Unibank Inc.	7,084,800	15,179,567
International Container Terminal Services Inc.	5,491,800	8,562,734
Jollibee Foods Corp.	2,613,610	11,144,158
Metropolitan Bank & Trust Co.	4,921,411	8,404,191

Security	Shares	Value

Philippine Long Distance Telephone Co.	523,804	$22,778,918
Robinsons Land Corp.	2,160,000	1,381,502

		111,902,334
POLAND — 1.73%
Bank Pekao SA	275,940	9,352,106
Bank Zachodni WBK SAb	65,880	4,245,645
Cyfrowy Polsat SAb	403,920	2,403,293
Eurocash SA	121,500	1,562,411
Grupa Lotos SAb	216,000	1,522,883
PGE Polska Grupa Energetyczna SA	4,447,980	14,585,525
Polski Koncern Naftowy Orlen SA	332,100	5,578,869
Powszechny Zaklad Ubezpieczen SA	747,130	7,131,800

		46,382,532
QATAR — 2.95%
Commercial Bank QSC (The)	1,475,280	18,269,094
Doha Bank QSC	396,900	5,340,024
Masraf Al Rayan QSC	124,740	1,222,756
Ooredoo QSC	55,000	996,719
Qatar Electricity & Water Co. QSC	413,640	22,147,421
Qatar Insurance Co. SAQ	257,040	5,864,997
Qatar Islamic Bank SAQ	488,700	15,632,710
Qatar National Bank SAQ	195,440	8,586,170
Vodafone Qatar QSC	325,620	1,094,356

		79,154,247
RUSSIA — 0.20%
Rosneft OAO	906,120	3,656,171
Rosneft OAO GDR[d]	451,104	1,813,438

		5,469,609
SOUTH AFRICA — 5.73%
Aspen Pharmacare Holdings Ltd.	222,480	4,823,126
Bidvest Group Ltd. (The)	300,373	7,020,646
Discovery Ltd.	708,232	7,084,285
Fortress Income Fund Ltd. Class A	5,575,500	6,561,459
Foschini Group Ltd. (The)	272,700	2,449,194
Liberty Holdings Ltd.	556,200	5,004,643
Life Healthcare Group Holdings Ltd.	3,296,160	8,160,396
Mediclinic International Ltd.	245,342	1,956,611
Mr. Price Group Ltd.	239,220	3,334,647
MTN Group Ltd.	140,940	1,418,783
Nedbank Group Ltd.	621,000	9,084,601
Netcare Ltd.	1,400,220	3,495,695
Pick n Pay Stores Ltd.	1,508,220	6,840,332
Pioneer Foods Group Ltd.	163,080	1,905,616
Rand Merchant Insurance Holdings Ltd.	2,751,840	8,055,143
Redefine Properties Ltd.	14,495,220	10,605,033
Sasol Ltd.	148,500	4,145,642
Shoprite Holdings Ltd.	867,780	8,543,601
SPAR Group Ltd. (The)	690,660	8,697,431
Standard Bank Group Ltd.	2,705,940	24,364,719
Tiger Brands Ltd.	193,860	4,479,215
Tsogo Sun Holdings Ltd.	708,480	1,130,030
Vodacom Group Ltd.	1,450,440	14,685,453

		153,846,301

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

SOUTH KOREA — 11.97%
AmorePacific Corp.	34,320	$11,958,136
AmorePacific Group	60,982	8,083,189
Cheil Worldwide Inc.[b]	143,986	2,542,648
CJ CheilJedang Corp.	19,440	6,051,656
Coway Co. Ltd.	56,970	4,156,958
Dongbu Insurance Co. Ltd.	379,620	20,356,981
E-MART Inc.	21,161	3,910,413
Hyundai Marine & Fire Insurance Co. Ltd.	749,261	21,933,377
Hyundai Wia Corp.	13,400	1,400,112
Kakao Corp.	28,080	2,924,267
Kangwon Land Inc.	578,880	19,095,217
KEPCO Plant Service & Engineering Co. Ltd.	124,200	10,832,175
Kia Motors Corp.	180,900	8,201,071
Korea Electric Power Corp.	277,560	11,732,276
KT Corp.[b]	254,664	6,586,233
KT&G Corp.	333,391	30,804,229
LG Display Co. Ltd.	76,140	1,670,011
Lotte Shopping Co. Ltd.	14,040	2,849,100
NAVER Corp.	4,058	2,211,129
NCsoft Corp.	7,560	1,452,528
Orion Corp./Republic of Korea	10,993	10,831,150
S-1 Corp.	240,840	19,590,802
Samsung Electronics Co. Ltd.	10,324	11,446,842
Samsung Fire & Marine Insurance Co. Ltd.	74,520	19,723,138
Samsung Life Insurance Co. Ltd.	222,480	19,787,954
SK Holdings Co. Ltd.	40,570	9,458,918
SK Hynix Inc.	303,480	8,281,135
SK Telecom Co. Ltd.	86,400	17,458,313
Yuhan Corp.	110,195	26,358,115

		321,688,073
TAIWAN — 17.02%
Advanced Semiconductor Engineering Inc.	2,169,000	2,282,493
Advantech Co. Ltd.	2,160,481	14,197,144
Asia Cement Corp.	14,738,125	12,484,197
Asustek Computer Inc.	1,217,000	10,066,479
Chicony Electronics Co. Ltd.	7,594,579	17,519,509
China Airlines Ltd.[b]	29,700,828	9,826,878
China Steel Corp.	4,860,517	2,702,603
Chunghwa Telecom Co. Ltd.	13,500,000	41,275,044
Delta Electronics Inc.	2,164,000	10,375,161
EVA Airways Corp.[b]	4,860,899	2,442,214
Far EasTone Telecommunications Co. Ltd.	15,213,000	32,018,047
First Financial Holding Co. Ltd.	43,596,792	20,301,184
Formosa Chemicals & Fibre Corp.	540,300	1,168,592
Formosa Petrochemical Corp.	5,400,000	12,771,276
Formosa Plastics Corp.	4,479,840	10,114,705
Formosa Taffeta Co. Ltd.	7,590,000	7,080,311
Foxconn Technology Co. Ltd.	5,444,328	12,208,958
Hon Hai Precision Industry Co. Ltd.	9,302,750	23,939,434
HTC Corp.	1,620,000	4,024,937
Hua Nan Financial Holdings Co. Ltd.	37,184,175	17,372,057
Lite-On Technology Corp.	17,899,548	18,370,040
MediaTek Inc.	540,000	4,309,479
Novatek Microelectronics Corp.	200,000	726,058
OBI Pharma Inc.[b]	72,000	1,491,085
Powertech Technology Inc.	2,160,000	4,665,155
President Chain Store Corp.	2,168,000	13,881,257
Quanta Computer Inc.	2,160,000	3,374,793
Standard Foods Corp.	1,254,340	2,947,365

Security	Shares	Value

Synnex Technology International Corp.	10,800,000	$10,471,785
Taiwan Business Bank[b]	10,986,921	2,766,757
Taiwan Cement Corp.	8,100,000	7,307,916
Taiwan Cooperative Financial Holding Co. Ltd.	71,424,375	30,414,767
Taiwan Mobile Co. Ltd.	11,880,000	35,885,301
Taiwan Semiconductor Manufacturing Co. Ltd.	9,720,000	41,390,846
Transcend Information Inc.	3,240,000	8,466,761
United Microelectronics Corp.	5,940,000	2,156,394
WPG Holdings Ltd.	4,858,000	4,702,923

		457,499,905
THAILAND — 4.40%
Advanced Info Service PCL NVDR	1,513,700	8,425,869
Bangkok Bank PCL NVDR	1,242,000	5,804,548
Bangkok Dusit Medical Services PCL NVDR	22,103,800	12,519,730
BTS Group Holdings PCL NVDR	89,581,400	23,870,044
Bumrungrad Hospital PCL NVDR	918,000	5,660,658
CP ALL PCL NVDR	12,504,700	16,398,463
Delta Electronics Thailand PCL NVDR	7,560,000	17,929,687
Glow Energy PCL NVDR	2,862,000	6,588,030
Kasikornbank PCL NVDR	1,153,700	5,504,540
PTT PCL NVDR	1,737,700	12,412,143
Thai Oil PCL NVDR	1,944,000	3,173,103

		118,286,815
UNITED ARAB EMIRATES — 2.52%
Abu Dhabi Commercial Bank PJSC	2,008,260	3,417,222
DP World Ltd.	867,780	16,227,486
Dubai Islamic Bank PJSC	2,361,960	4,115,529
Emirates Telecommunications Group Co. PJSC	2,193,318	9,852,778
First Gulf Bank PJSC	5,156,460	16,846,359
National Bank of Abu Dhabi PJSC	8,334,900	17,359,411

		67,818,785

TOTAL COMMON STOCKS (Cost: $2,921,586,314)		2,689,303,766

PREFERRED STOCKS — 0.86%

COLOMBIA — 0.54%
Grupo de Inversiones Suramericana SA	1,466,640	14,627,851

		14,627,851
RUSSIA — 0.24%
AK Transneft OAO	2,799	6,369,502

		6,369,502
SOUTH KOREA — 0.08%
Samsung Electronics Co. Ltd.	2,160	2,044,264

		2,044,264

TOTAL PREFERRED STOCKS (Cost: $34,507,764)		23,041,617

66

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

RIGHTS — 0.02%

MALAYSIA — 0.02%
Hong Leong Bank Bhd[b]	965,472	$600,023

		600,023

TOTAL RIGHTS (Cost: $0)		600,023

SHORT-TERM INVESTMENTS — 2.46%

MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	62,984,218	62,984,218
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	3,238,062	3,238,062

		66,222,280

TOTAL SHORT-TERM INVESTMENTS (Cost: $66,222,280)		66,222,280

TOTAL INVESTMENTS IN SECURITIES — 103.41% (Cost: $3,022,316,358)		2,779,167,686
Other Assets, Less Liabilities — (3.41)%		(91,585,948)

NET ASSETS — 100.00%		$2,687,581,738

GDR	— Global Depositary Receipts
ADR	— American Depositary Receipts
NVDR	— Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

67

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

BRAZIL — 1.99%
Aliansce Shopping Centers SA	16,200	$46,837
Alupar Investimento SA Units	10,900	39,413
Arezzo Industria e Comercio SA	7,600	42,666
BR Properties SA	24,200	64,532
Cia. de Saneamento de Minas Gerais-COPASA	9,600	40,053
Cia. Hering	22,300	85,869
Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,900	62,041
EcoRodovias Infraestrutura e Logistica SA	28,500	38,035
Even Construtora e Incorporadora SA	41,000	42,686
EZ TEC Empreendimentos e Participacoes SA	9,098	30,413
Fleury SA	12,000	49,637
Gafisa SAa	69,300	43,856
Iguatemi Empresa de Shopping Centers SA	12,300	67,952
Iochpe Maxion SA	16,700	62,004
JSL SA	12,700	28,648
Light SA	12,900	35,551
Linx SA	5,600	68,877
Mahle-Metal Leve SA	5,400	36,516
Marfrig Global Foods SAa	45,000	67,520
Marisa Lojas SA	14,500	22,200
Minerva SAa	17,100	49,832
MRV Engenharia e Participacoes SA	36,400	76,723
Multiplus SA	6,400	61,634
Rumo Logistica Operadora Multimodal SAa	21,697	33,219
Santos Brasil Participacoes SA Units	7,500	28,038
Sao Martinho SA	9,000	110,305
SLC Agricola SA	10,700	47,045
Smiles SA	10,800	98,634
Somos Educacao SA	12,000	41,859
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,200	122,893

		1,645,488
CHILE — 0.88%
Administradora de Fondos de Pensiones Habitat SA	66,320	78,532
Cia. Sud Americana de Vapores SAa	1,887,421	39,215
E.CL SA	76,993	103,757
Inversiones Aguas Metropolitanas SA	55,181	76,878
Inversiones La Construccion SA	6,047	65,029
Parque Arauco SA	108,115	162,216
Ripley Corp. SA	119,357	43,861
SalfaCorp SA	140,274	77,800
Vina Concha y Toro SA	53,213	79,175

		726,463
CHINA — 24.19%
21Vianet Group Inc. ADR[a]	4,171	86,882
361 Degrees International Ltd.	228,000	87,059
500.com Ltd. ADR[a]	1,530	30,600
Agile Property Holdings Ltd.[b]	270,000	144,544
AGTech Holdings Ltd.[a,b]	388,000	84,588
Ajisen China Holdings Ltd.	195,000	82,760
Anhui Expressway Co. Ltd. Class H	98,000	82,679
Anton Oilfield Services Group/Hong Kong[a,b]	430,000	51,032

Security	Shares	Value

Anxin-China Holdings Ltd.[a,b]	1,084,000	$38,399
APT Satellite Holdings Ltd.	54,000	45,767
Asia Cement China Holdings Corp.	234,000	64,296
AVIC International Holding HK Ltd.[a,b]	580,000	65,093
Baoxin Auto Group Ltd.	171,000	71,030
Beijing Capital Land Ltd. Class H	212,000	93,257
Beijing Enterprises Medical & Health Group Ltd.[a]	840,000	79,103
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	103,000	119,051
Biostime International Holdings Ltd.[b]	38,000	64,020
Bitauto Holdings Ltd. ADR[a]	2,240	60,144
Bloomage BioTechnology Corp. Ltd.	25,000	57,147
Boer Power Holdings Ltd.	39,000	75,867
Boshiwa International Holding Ltd.[a,b]	32,000	619
Bosideng International Holdings Ltd.[b]	800,000	71,208
Broad Greenstate International Co. Ltd.[b]	192,000	44,335
BYD Electronic International Co. Ltd.[a]	147,000	85,713
C C Land Holdings Ltd.	351,000	96,897
Carnival Group International Holdings Ltd.[a,b]	692,000	78,556
Central China Securities Co. Ltd. Class H	190,000	108,579
Century Sunshine Group Holdings Ltd.	250,000	28,702
Chaowei Power Holdings Ltd.[a]	88,000	60,393
China Aerospace International Holdings Ltd.	284,000	44,696
China Agri-Industries Holdings Ltd.[a]	337,000	117,812
China All Access Holdings Ltd.	174,000	56,115
China Animal Healthcare Ltd.[a,b]	126,000	8,127
China Animation Characters Co. Ltd.[a]	31,000	27,833
China Beidahuang Industry Group Holdings Ltd.[a]	200,000	46,956
China BlueChemical Ltd. Class H	384,000	104,521
China Chengtong Development Group Ltd.[a]	338,000	38,806
China Datang Corp. Renewable Power Co. Ltd. Class Ha	800,000	93,912
China Dongxiang Group Co. Ltd.	573,000	143,399
China Dynamics Holdings Ltd.[a]	510,000	33,553
China Electronics Corp. Holdings Co. Ltd.[b]	188,000	68,391
China Fangda Group Co. Ltd. Class B	49,500	40,867
China Foods Ltd.[a]	176,000	82,188
China Harmony New Energy Auto Holding Ltd.	130,000	100,788
China High Speed Transmission Equipment Group Co. Ltd.[a]	178,000	149,942
China Huarong Energy Co. Ltd.[a,b]	1,140,000	43,383
China Huiyuan Juice Group Ltd.[a]	157,500	84,927
China Innovationpay Group Ltd.[a,b]	976,000	56,657
China Jicheng Holdings Ltd.[a,b,c]	450,000	102,168
China Jiuhao Health Industry Corp. Ltd.	470,000	40,016
China Lesso Group Holdings Ltd.[b]	204,000	162,369
China Lilang Ltd.	142,000	111,007
China LotSynergy Holdings Ltd.[b]	1,740,000	84,172
China Lumena New Materials Corp.[a,b]	210,000	2,709
China Merchants Land Ltd.[b]	264,000	54,149
China Metal Recycling Holdings Ltd.[a]	12,000	—
China Minsheng Drawin Technology Group Ltd.[a]	554,000	33,589
China Modern Dairy Holdings Ltd.[b]	393,000	108,998
China New City Commercial Development Ltd.[a,b]	60,000	80,031
China NT Pharma Group Co.Ltd.[a]	159,000	40,612
China Ocean Shipbuilding Industry Group Ltd.[a]	1,525,000	49,181
China Oceanwide Holdings Ltd.[a]	716,000	100,677
China Oil & Gas Group Ltd.[a,b]	1,590,000	123,066
China Overseas Grand Oceans Group Ltd.	264,000	91,611
China Power New Energy Development Co. Ltd.[b]	1,080,000	76,626
China Rare Earth Holdings Ltd.[a]	625,600	52,456
China Regenerative Medicine International Ltd.[a,b]	1,900,000	106,618
China Resources and Transportation Group Ltd.	15,000	474
China Seven Star Holdings Ltd.	300,000	36,378
China Shanshui Cement Group Ltd.[a,b]	253,000	37,532
China Shineway Pharmaceutical Group Ltd.[b]	77,000	100,323
China Singyes Solar Technologies Holdings Ltd.[b]	113,000	77,695
China Suntien Green Energy Corp. Ltd. Class Hb	422,000	69,136

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

China Textile Machinery Co. Ltd. Class B	48,900	$35,599
China Traditional Chinese Medicine Co. Ltd.[a,b]	290,000	202,762
China Travel International Investment Hong Kong Ltd.	432,000	176,658
China Water Affairs Group Ltd.[b]	196,000	100,883
China Yurun Food Group Ltd.[a,b]	355,000	69,608
China ZhengTong Auto Services Holdings Ltd.[b]	189,000	77,288
Chinasoft International Ltd.[a,b]	270,000	123,646
Chongqing Machinery & Electric Co. Ltd. Class H	558,000	76,301
CIAM Group Ltd.	204,000	39,474
CIFI Holdings Group Co. Ltd.[b]	544,000	118,597
CIMC Enric Holdings Ltd.[b]	112,000	72,240
CITIC Dameng Holdings Ltd.[a,b]	394,000	30,496
CITIC Resources Holdings Ltd.[a,b]	550,000	62,436
Cogobuy Group[a,b,c]	67,000	89,541
Colour Life Services Group Co. Ltd.	79,000	66,853
Comba Telecom Systems Holdings Ltd.	335,533	63,194
Concord New Energy Group Ltd.	610,000	39,345
Coolpad Group Ltd.[a]	492,000	88,220
COSCO International Holdings Ltd.[b]	230,000	130,251
Cosmo Lady China Holdings Co. Ltd.[b,c]	110,000	107,134
Credit China Holdings Ltd.	244,000	84,670
CT Environmental Group Ltd.	478,000	157,238
Dah Chong Hong Holdings Ltd.[b]	215,000	108,166
Dawnrays Pharmaceutical Holdings Ltd.	60,000	46,904
Dazhong Transportation Group Co. Ltd. Class B	84,000	93,156
Digital China Holdings Ltd.	147,000	167,633
Dongyue Group Ltd.	395,000	104,458
Double Coin Holdings Ltd. Class B	27,800	31,942
EverChina International Holdings Co. Ltd.[a]	1,105,000	42,763
Fantasia Holdings Group Co. Ltd.[b]	466,500	54,161
FDG Electric Vehicles Ltd.[a,b]	2,100,000	135,450
First Tractor Co. Ltd. Class Hb	98,000	65,991
Fufeng Group Ltd.[b]	194,400	92,536
Fullshare Holdings Ltd.[a]	617,500	140,197
Golden Eagle Retail Group Ltd.[b]	109,000	140,469
Golden Meditech Holdings Ltd.	300,000	46,053
Greatview Aseptic Packaging Co. Ltd.[b]	234,000	101,123
Greenland Hong Kong Holdings Ltd.[a,b]	164,000	67,699
Greentown China Holdings Ltd.[a]	72,500	73,230
Haichang Ocean Park Holdings Ltd.[a,c]	174,000	39,056
Hangzhou Steam Turbine Co. Ltd. Class B	95,780	152,047
Harbin Electric Co. Ltd. Class Hb	174,000	87,090
HC International Inc.[a,b]	78,000	46,788
Hengdeli Holdings Ltd.[b]	637,600	88,008
Hi Sun Technology China Ltd.[a,b]	366,000	76,014
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	108,000	56,285
HNA International Investment Holdings Ltd.[a]	730,000	41,906
Honbridge Holdings Ltd.[a,b]	540,000	71,053
Hopewell Highway Infrastructure Ltd.[b]	302,500	144,383
Hopson Development Holdings Ltd.[a]	124,000	111,492
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Hb	824,400	118,046
Hua Hong Semiconductor Ltd.[a,c]	46,000	44,327
Huabao International Holdings Ltd.[b]	358,000	113,608
Huajun Holdings Ltd.	288,000	36,780
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	20,200	39,047
Hutchison China Meditech Ltd.	392	16,109
iKang Healthcare Group Inc. ADR[a]	3,498	68,211
Inner Mongolia Yitai Coal Co. Ltd. Class B	129,200	95,220
Intime Retail Group Co. Ltd.[b]	175,500	170,022
Jiangnan Group Ltd.	284,000	60,449
Jiangsu Future Land Co. Ltd. Class Ba	89,900	199,218
JinkoSolar Holding Co. Ltd.[a]	1,576	40,188
Ju Teng International Holdings Ltd.	190,000	103,187
Jumei International Holding Ltd. ADR[a]	5,220	45,779
Kaisa Group Holdings Ltd.[a,b]	276,000	17,802

Security	Shares	Value

Kama Co. Ltd.[a]	37,400	$44,356
Kingboard Chemical Holdings Ltd.	119,000	171,317
Kingdee International Software Group Co. Ltd.[b]	326,000	157,702
Konka Group Co. Ltd. Class B	100,000	51,471
KWG Property Holding Ltd.	214,500	153,294
Lao Feng Xiang Co. Ltd. Class B	35,800	142,591
Launch Tech Co. Ltd.[a]	28,000	43,633
Lee & Man Paper Manufacturing Ltd.	246,000	141,533
Leyou Technologies Holdings Ltd.[a,b]	575,000	52,664
Li Ning Co. Ltd.[a,b]	251,500	131,396
Lifetech Scientific Corp.[a,b]	308,000	55,227
Livzon Pharmaceutical Group Inc. Class H	9,800	44,057
Lonking Holdings Ltd.[b]	385,000	64,068
Luthai Textile Co. Ltd. Class B	78,200	109,856
MIE Holdings Corp.[a,b]	368,000	45,573
Minth Group Ltd.	120,000	240,868
MMG Ltd.[a,b]	416,000	86,399
National Agricultural Holdings Ltd.[a,b]	144,000	71,146
NetDragon Websoft Inc.	30,500	103,871
New World Department Store China Ltd.	452,000	71,719
Nexteer Automotive Group Ltd.	136,000	150,001
Noah Holdings Ltd. ADR[a]	1,791	58,960
North Mining Shares Co. Ltd.[a,b]	3,450,000	37,384
PAX Global Technology Ltd.	132,000	163,298
Peak Sport Products Co. Ltd.	257,000	80,893
Phoenix Healthcare Group Co. Ltd.[b]	79,500	114,246
Phoenix Satellite Television Holdings Ltd.[b]	470,000	112,165
Poly Property Group Co. Ltd.[b]	394,000	122,999
Pou Sheng International Holdings Ltd.[a,b]	425,000	81,141
Renhe Commercial Holdings Co. Ltd.[a,b]	2,450,000	118,519
REXLot Holdings Ltd.[b]	1,500,000	19,350
Shandong Airlines Co. Ltd. Class B	14,400	37,635
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	40,000	63,365
Shandong Zhonglu Oceanic Fisheries Co. Ltd.	46,100	49,954
Shang Gong Group Co. Ltd. Class Ba	35,400	40,179
Shanghai Baosight Software Co. Ltd. Class B	21,800	91,647
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	148,000	56,512
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	18,500	34,262
Shanghai Jinjiang International Travel Co. Ltd. Class B	9,700	47,433
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	28,600	47,590
Shanghai Potevio Co. Ltd. Class Ba	17,400	31,807
Shanghai Shibei Hi-Tech Co. Ltd. Class B	30,200	35,998
Shanghai Youngsun Investment Co. Ltd. Class B	17,000	43,486
Shenguan Holdings Group Ltd.	572,000	82,642
Shenzhen Expressway Co. Ltd. Class H	174,000	144,103
Shenzhen International Holdings Ltd.	205,000	337,438
Shenzhen Investment Ltd.	502,000	216,939
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,452,000	56,192
Shougang Fushan Resources Group Ltd.[b]	568,000	76,203
Shunfeng International Clean Energy Ltd.[a,b]	336,000	105,326
Sina Corp.[a]	3,563	180,181
Sino Oil And Gas Holdings Ltd.[a,b]	2,715,000	71,448
Sinolink Worldwide Holdings Ltd.[a]	284,000	36,270
Sinopec Kantons Holdings Ltd.[b]	210,000	110,798
Sinosoft Technology Group Ltd.	66,000	39,505
Sinotrans Shipping Ltd.[b]	435,000	83,611
Skyworth Digital Holdings Ltd.	326,000	214,896
SMI Holdings Group Ltd.[b]	760,000	80,393
Sohu.com Inc.[a]	2,056	103,314
Sound Global Ltd.[a]	80,000	20,640
Springland International Holdings Ltd.[b]	418,000	98,138
SSY Group Ltd.[b]	419,970	106,727
Sunny Optical Technology Group Co. Ltd.[b]	114,000	259,413
Superb Summit International Group Ltd.[a,b]	238,250	3,073
Tarena International Inc. ADR[a]	1,805	55,684

69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

TCL Communication Technology Holdings Ltd.[b]	129,000	$95,519
Tech Pro Technology Development Ltd.[a,b]	916,400	235,249
Technovator International Ltd.[a]	60,000	38,777
Texhong Textile Group Ltd.	70,500	49,565
Tianjin Development Holdings Ltd.	152,000	99,020
Tianjin Port Development Holdings Ltd.	424,000	66,182
Tianneng Power International Ltd.[a]	130,000	107,496
Tibet 5100 Water Resources Holdings Ltd.	389,000	115,918
Tong Ren Tang Technologies Co. Ltd. Class Hb	127,000	195,285
Tongda Group Holdings Ltd.	370,000	68,254
Towngas China Co. Ltd.[b]	210,000	126,781
United Photovoltaics Group Ltd.[a]	518,000	50,785
Universal Health International Group Holding Ltd.	151,000	56,684
V1 Group Ltd.	1,334,000	96,368
Vinda International Holdings Ltd.[b]	49,000	98,860
Viva China Holdings Ltd.[a]	408,000	37,895
Wasion Group Holdings Ltd.	112,000	127,720
West China Cement Ltd.[a]	554,000	110,772
Wisdom Sports Group[b]	128,000	87,513
Wumart Stores Inc. Class Ha	64,000	45,986
Xiamen International Port Co. Ltd. Class H	202,000	50,813
Xingda International Holdings Ltd.	428,000	92,204
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	453,000	48,503
Xinyi Solar Holdings Ltd.[b]	456,000	184,707
XTEP International Holdings Ltd.	150,500	89,695
Yanchang Petroleum International Ltd.[a,b]	2,430,000	70,844
Yingde Gases Group Co. Ltd.	240,000	99,072
Yip’s Chemical Holdings Ltd.[b]	248,000	95,976
Yuexiu REIT	282,000	148,786
Yuexiu Transport Infrastructure Ltd.[b]	196,000	130,718
Yuxing InfoTech Investment Holdings Ltd.[b]	206,000	59,526
Zhaojin Mining Industry Co. Ltd. Class Hb	157,500	83,708
Zhonglu Co. Ltd. Class Ba	11,200	35,717
Zhongsheng Group Holdings Ltd.	148,500	71,262

		20,025,925
COLOMBIA — 0.18%
Almacenes Exito SA	25,209	84,076
Cemex Latam Holdings SAa	22,924	65,897

		149,973
CZECH REPUBLIC — 0.08%
Philip Morris CR AS	137	63,671

		63,671
EGYPT — 0.72%
Egypt Kuwait Holding Co. SAE	122,034	63,458
Egyptian Financial Group-Hermes Holding Co.[a]	96,854	95,988
Medinet Nasr Housing[a]	38,220	107,630
Orascom Telecom Media And Technology Holding SAE GDR[a]	379,722	197,456
Palm Hills Developments SAE[a]	271,385	73,131
South Valley Cement[a]	123,375	55,463

		593,126
GREECE — 0.52%
Aegean Airlines SA	7,239	55,430
Ellaktor SAa	17,260	31,172
Grivalia Properties REIC AE	5,610	45,208
Hellenic Exchanges-Athens Stock Exchange SA	14,870	78,525
Intralot SA-Integrated Lottery Systems & Services[a]	30,690	44,730
Metka SA	3,912	33,053

Security	Shares	Value

Motor Oil Hellas Corinth Refineries SAa	8,821	$98,007
Mytilineos Holdings SA	10,895	47,983

		434,108
HONG KONG — 0.19%
CGN Meiya Power Holdings Co. Ltd.[a,c]	190,000	39,461
Ko Yo Chemical Group Ltd.[a]	372,000	24,474
Kong Sun Holdings Ltd.[a]	525,000	50,794
Peace Map Holding Ltd.[a]	1,040,000	42,260

		156,989
HUNGARY — 0.15%
Magyar Telekom Telecommunications PLC[a]	89,196	121,828

		121,828
INDIA — 11.16%
Adani Enterprises Ltd.	64,706	79,991
AIA Engineering Ltd.	9,207	122,085
Ajanta Pharma Ltd.	5,650	112,525
Alembic Pharmaceuticals Ltd.	11,419	118,678
Alstom T&D India Ltd.	16,764	123,036
Amara Raja Batteries Ltd.	11,098	145,629
Andhra Bank	52,100	54,011
Apollo Tyres Ltd.	46,695	113,699
Arvind Ltd.	31,150	148,308
Balkrishna Industries Ltd.	10,406	102,647
Bayer CropScience Ltd./India	2,252	113,678
Berger Paints India Ltd.	37,742	124,627
Biocon Ltd.	15,602	108,059
Blue Dart Express Ltd.	1,179	130,892
Ceat Ltd.	3,762	57,899
CESC Ltd.	15,154	125,156
Cox & Kings Ltd.	24,510	88,748
CRISIL Ltd.	5,348	159,509
Crompton Greaves Ltd.	71,049	205,563
Cyient Ltd.	19,280	139,997
Dewan Housing Finance Corp. Ltd.	32,826	110,019
Dish TV India Ltd.[a]	85,582	138,796
eClerx Services Ltd.	3,719	102,297
EID Parry India Ltd.	31,292	87,179
Federal Bank Ltd.	245,760	216,430
Gayatri Projects Ltd.	3,371	38,383
Gillette India Ltd.	1,856	130,716
Great Eastern Shipping Co. Ltd. (The)	11,632	66,654
Gujarat Fluorochemicals Ltd.	10,560	93,948
Gujarat Gas Ltd.[a]	8,408	72,538
Gujarat Mineral Development Corp. Ltd.	79,733	104,130
Gujarat Pipavav Port Ltd.[a]	35,082	85,080
Gujarat State Petronet Ltd.	51,662	105,215
GVK Power & Infrastructure Ltd.[a]	480,184	65,196
Havells India Ltd.	50,784	217,711
Hexaware Technologies Ltd.	25,802	96,600
Housing Development & Infrastructure Ltd.[a]	57,488	61,494
IIFL Holdings Ltd.[a]	55,374	175,289
Indian Hotels Co. Ltd.[a]	93,672	131,679
Indraprastha Gas Ltd.	18,626	134,955
Info Edge India Ltd.	7,480	100,386
Ipca Laboratories Ltd.	6,884	81,662
IRB Infrastructure Developers Ltd.	33,228	126,970
Jaiprakash Associates Ltd.[a]	268,505	51,965
Jammu & Kashmir Bank Ltd. (The)	70,798	90,230
Jindal Saw Ltd.	53,220	52,977

70

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Jindal Steel & Power Ltd.[a]	46,934	$64,147
Jubilant Foodworks Ltd.	4,707	108,994
Just Dial Ltd.	6,432	90,683
Kajaria Ceramics Ltd.	5,676	80,450
Kansai Nerolac Paints Ltd.	40,283	146,223
KPIT Technologies Ltd.	24,297	56,099
Manappuram Finance Ltd.	208,183	83,080
Marksans Pharma Ltd.	40,955	61,720
MAX India Ltd.	25,879	204,881
MindTree Ltd.	9,590	206,547
Mphasis Ltd.	10,508	78,516
MRF Ltd.	285	166,182
NCC Ltd./India	66,600	77,486
Page Industries Ltd.	1,062	206,999
PC Jeweller Ltd.	7,307	39,492
Persistent Systems Ltd.	10,382	104,069
PI Industries Ltd.	12,789	122,575
PTC India Ltd.	109,712	107,811
Rajesh Exports Ltd.	12,702	134,633
Redington India Ltd.	65,971	115,255
Reliance Capital Ltd.	20,196	132,650
Reliance Infrastructure Ltd.	20,389	138,277
SKS Microfinance Ltd.[a]	21,851	148,356
Strides Arcolab Ltd.	7,730	159,076
Sun Pharma Advanced Research Co. Ltd.[a]	9,145	47,190
Sun TV Network Ltd.	13,430	81,249
Sundaram Finance Ltd.	7,794	170,350
Suzlon Energy Ltd.[a]	345,308	112,417
Syndicate Bank	43,688	62,791
Tata Global Beverages Ltd.	101,131	208,695
Thermax Ltd.	9,226	120,531
TVS Motor Co. Ltd.	25,833	118,982
Voltas Ltd.	29,742	128,731
WABCO India Ltd.	757	71,188
Welspun India Ltd.	2,785	36,403
Wockhardt Ltd.	5,313	132,293

		9,238,257
INDONESIA — 2.16%
Ace Hardware Indonesia Tbk PT	1,627,600	89,997
Agung Podomoro Land Tbk PTa	2,052,600	43,619
Alam Sutera Realty Tbk PT	2,478,700	60,736
Arwana Citramulia Tbk PT	1,643,600	49,896
Bank Bukopin Tbk	1,452,800	71,406
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	913,900	46,900
Bank Tabungan Negara Persero Tbk PT	949,423	87,153
Ciputra Development Tbk PT	1,876,356	155,967
Eagle High Plantations Tbk PT	2,165,300	22,068
Gajah Tunggal Tbk PT	681,300	26,346
Hanson International Tbk PTa	2,647,100	125,323
Japfa Comfeed Indonesia Tbk PTa	1,611,500	54,746
Kawasan Industri Jababeka Tbk PT	5,399,994	81,576
Link Net Tbk PTa	196,800	50,498
Mitra Adiperkasa Tbk PTa	207,900	61,611
MNC Investama Tbk PT	3,242,000	34,213
Multipolar Tbk PT	1,641,413	37,847
Pakuwon Jati Tbk PT	4,769,100	158,912
Pembangunan Perumahan Persero Tbk PT	472,000	123,672
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	646,000	56,032
Ramayana Lestari Sentosa Tbk PT	949,400	46,321
Sentul City Tbk PT	3,262,000	14,618
Sugih Energy Tbk PTa	3,554,600	97,633
Surya Semesta Internusa Tbk PT	1,193,450	50,464
Timah Persero Tbk PT	989,696	37,556
Wijaya Karya Persero Tbk PT	514,100	104,604

		1,789,714

Security	Shares	Value

MALAYSIA — 3.33%
Bursa Malaysia Bhd	92,700	$181,530
Cahya Mata Sarawak Bhd[b]	128,500	152,790
Carlsberg Brewery Malaysia Bhd	39,500	105,976
DRB-Hicom Bhd	151,900	44,886
Eastern & Oriental Bhd	218,681	79,492
IGB REIT	480,600	145,397
KNM Group Bhd[a,b]	346,000	41,384
Kossan Rubber Industries	89,400	167,730
KPJ Healthcare Bhd	157,450	157,302
Magnum Bhd	154,500	92,758
Mah Sing Group Bhd	364,857	123,216
Malaysia Building Society Bhd[b]	161,200	58,597
Malaysian Pacific Industries Bhd	43,200	80,747
Malaysian Resources Corp. Bhd	227,300	66,633
Media Prima Bhd	241,600	79,325
My EG Services Bhd	81,400	65,097
OSK Holdings Bhd	152,287	57,500
POS Malaysia Bhd	117,900	98,711
QL Resources Bhd	164,500	167,818
Sunway Bhd[b]	162,400	115,021
Sunway Construction Group Bhd[a]	212,820	68,378
Sunway REIT[b]	364,300	129,009
TIME dotCom Bhd	96,400	156,899
Top Glove Corp. Bhd	86,000	195,840
VS Industry Bhd	6,300	2,172
Wah Seong Corp. Bhd	158,110	39,305
WCT Holdings Bhd	240,647	81,833

		2,755,346
MEXICO — 3.13%
Alsea SAB de CVb	86,459	307,495
Axtel SAB de CV CPO[a]	183,200	89,802
Banregio Grupo Financiero SAB de CVb	45,800	242,404
Bolsa Mexicana de Valores SAB de CV	79,000	113,700
Concentradora Fibra Hotelera Mexicana SA de CV	111,100	100,824
Consorcio ARA SAB de CV	184,600	68,811
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	82,500	145,217
Corp GEO SAB de CVa	387	—
Corp Inmobiliaria Vesta SAB de CV	91,500	138,633
Empresas ICA SAB de CVa,b	102,300	32,773
Genomma Lab Internacional SAB de CV Series Ba,b	133,100	103,476
Grupo Aeromexico SAB de CVa,b	75,800	174,642
Grupo Aeroportuario del Centro Norte SAB de CV	36,200	183,267
Grupo Herdez SAB de CV	57,700	155,769
Industrias Bachoco SAB de CV Series B	28,400	118,279
Industrias CH SAB de CV Series Ba,b	22,000	76,548
Mexico Real Estate Management SA de CV	109,000	143,815
PLA Administradora Industrial S. de RL de CVb	103,200	179,913
Prologis Property Mexico SA de CV	60,100	97,320
TV Azteca SAB de CV CPO[b]	285,800	50,083
Unifin Financiera SAPI de CV SOFOM ENR[a]	21,400	69,151
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	—

		2,591,922
PHILIPPINES — 1.34%
Belle Corp.	1,245,933	84,049
Cebu Air Inc.	54,230	96,059
Cosco Capital Inc.	460,400	73,054

71

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

DoubleDragon Properties Corp.	104,900	$53,184
Filinvest Land Inc.	2,432,000	91,832
First Gen Corp.	228,500	109,063
First Philippine Holdings Corp.	24,370	34,172
Manila Water Co. Inc.	200,400	104,154
Melco Crown Philippines Resorts Corp.[a]	443,400	31,416
Nickel Asia Corp.	335,600	46,560
Philippine National Bank[a]	47,653	51,555
Security Bank Corp.	80,600	235,268
Vista Land & Lifescapes Inc.	850,300	95,961

		1,106,327
POLAND — 1.01%
Asseco Poland SA	12,977	184,045
Budimex SA	2,981	155,915
CD Projekt Red SAa	12,289	68,651
Getin Noble Bank SAa	179,246	25,709
Globe Trade Centre SAa	48,639	86,362
KRUK SA	1,685	77,901
Netia SA	57,558	77,290
PKP Cargo SA	4,954	78,970
Warsaw Stock Exchange	8,303	84,370

		839,213
QATAR — 0.44%
Qatar National Cement Co. QSC	3,963	112,080
Qatari Investors Group QSC	7,183	75,046
Salam International Investment Ltd. QSC	27,583	91,414
United Development Co. QSC	15,932	88,367

		366,907
RUSSIA — 0.53%
Acron JSC	1,857	90,506
Aeroflot — Russian Airlines PJSC[a]	90,156	79,567
DIXY Group OJSC[a]	11,960	56,950
LSR Group PJSC GDR[d]	40,010	90,023
M Video OJSC	19,300	73,667
TMK PAO GDR[d]	14,988	50,959

		441,672
SOUTH AFRICA — 4.87%
Adcock Ingram Holdings Ltd.	15,057	52,167
Adcorp Holdings Ltd.	34,555	52,216
Aeci Ltd.	17,379	110,276
Alexander Forbes Group Holdings Ltd.	132,650	60,254
Astral Foods Ltd.	8,017	65,604
Attacq Ltd.[a]	79,811	112,245
AVI Ltd.	48,193	275,054
Cashbuild Ltd.	3,770	84,710
City Lodge Hotels Ltd.	11,586	126,948
Clicks Group Ltd.	40,033	269,320
Clover Industries Ltd.	69,915	90,666
DataTec Ltd.	27,847	97,329
Emira Property Fund Ltd.	82,420	99,053
EOH Holdings Ltd.	17,449	184,037
Famous Brands Ltd.	10,767	103,832
Grindrod Ltd.	75,617	70,845
Harmony Gold Mining Co. Ltd.[a,b]	80,098	51,214
Hosken Consolidated Investments Ltd.	7,664	61,923
Illovo Sugar Ltd.	43,308	48,354
JSE Ltd.	16,671	150,675

Security	Shares	Value

KAP Industrial Holdings Ltd.	155,811	$78,446
Lewis Group Ltd.	18,709	59,941
Mpact Ltd.	42,485	131,108
Murray & Roberts Holdings Ltd.	78,315	46,870
Nampak Ltd.	59,686	105,009
Northam Platinum Ltd.[a]	49,612	77,067
Omnia Holdings Ltd.	8,848	78,540
Pick n Pay Holdings Ltd.	51,549	101,883
PPC Ltd.	84,930	98,594
Reunert Ltd.	24,578	116,907
Royal Bafokeng Platinum Ltd.[a]	15,892	28,103
SA Corporate Real Estate Fund Nominees Pty Ltd.	298,083	97,156
Sibanye Gold Ltd.	105,525	138,456
Sun International Ltd./South Africa	15,725	98,418
Super Group Ltd./South Africa[a]	62,732	161,963
Tongaat Hulett Ltd.	14,948	101,692
Trencor Ltd.	23,441	67,137
Vukile Property Fund Ltd.	77,028	98,021
Wilson Bayly Holmes-Ovcon Ltd.	9,256	77,013
Zeder Investments Ltd.	220,398	99,042

		4,028,088
SOUTH KOREA — 20.04%
Able C&C Co. Ltd.[b]	2,538	49,421
AeroSpace Technology of Korea Inc.[a]	1,795	43,478
Agabang & Co.[a]	3,679	34,787
Ahnlab Inc.	3,050	120,362
ALUKO Co. Ltd.[a]	5,492	35,521
Amicogen Inc.[b]	1,173	58,647
Asiana Airlines Inc.[a]	17,976	69,076
Binex Co. Ltd.[a]	3,284	53,880
Binggrae Co. Ltd.	1,699	94,336
Bukwang Pharmaceutical Co. Ltd.	2,954	65,046
Cell Biotech Co. Ltd.	823	40,580
Chabiotech Co. Ltd.[a,b]	8,088	103,016
Chong Kun Dang Pharmaceutical Corp.[b]	1,253	90,671
CJ CGV Co. Ltd.[b]	2,362	236,598
CJ E&M Corp.[a]	305	22,229
CJ Freshway Corp.	869	60,407
CJ O Shopping Co. Ltd.	594	98,072
Com2uSCorp.[a,b]	1,492	143,009
Coreana Cosmetics Co. Ltd.[a]	3,844	35,683
Cosmax Inc.	1,189	187,891
COSON Co. Ltd.[a,b]	2,301	52,555
Crown Confectionery Co. Ltd.	123	52,575
CrucialTec Co. Ltd.[a,b]	4,744	64,930
D.I Corp.[b]	11,049	84,915
Dae Hwa Pharmaceutical Co. Ltd.	711	27,137
Daesang Corp.	3,844	110,701
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	15,047	79,000
Daewoong Pharmaceutical Co. Ltd.	624	42,029
Daishin Securities Co. Ltd.	11,271	107,060
Daou Technology Inc.	4,644	92,034
Dawonsys Co. Ltd.	1,914	56,525
DIO Corp.[a]	2,073	50,749
Dong-A Socio Holdings Co. Ltd.[b]	590	83,045
Dong-A ST Co. Ltd.	915	114,568
Dongbu HiTek Co. Ltd.[a]	3,986	41,648
Dongwon F&B Co. Ltd.	164	51,620
Doosan Engine Co. Ltd.[a,b]	16,771	52,353
Doosan Infracore Co. Ltd.[a]	16,651	98,636
DuzonBIzon Co. Ltd.	2,835	54,225
DY Corp.	14,155	87,395
Emerson Pacific Inc.	1,064	40,427

72

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

EO Technics Co. Ltd.[b]	1,432	$142,205
Fila Korea Ltd.[b]	1,975	158,437
G-SMATT GLOBAL Co. Ltd.[a]	2,269	48,102
Gamevil Inc.[a]	966	65,565
GemVax & Kael Co. Ltd.[a,b]	4,049	90,032
Genexine Co. Ltd.[a]	617	47,046
Grand Korea Leisure Co. Ltd.	5,412	111,460
Green Cross Cell Corp.[a]	1,459	64,506
Green Cross Corp./South Korea	960	160,408
Green Cross Holdings Corp.	4,294	156,105
GS Home Shopping Inc.	564	82,210
Halla Holdings Corp.	1,545	74,712
Hana Tour Service Inc.	1,654	164,250
Hanall Biopharma Co. Ltd.[a]	3,536	45,648
Handsome Co. Ltd.	3,908	125,368
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	14,405	49,880
Hanjin Kal Corp.[b]	6,630	111,354
Hanjin Shipping Co. Ltd.[a,b]	24,078	85,870
Hanjin Transportation Co. Ltd.	1,229	48,606
Hankook Tire Worldwide Co. Ltd.	4,661	73,655
Hansae Co. Ltd.	3,452	169,314
Hansol Chemical Co. Ltd.	2,257	126,488
Hansol Holdings Co. Ltd.[a]	14,006	91,313
Hansol Technics Co. Ltd.[a]	2,324	59,904
Hanwha Investment & Securities Co. Ltd.	19,646	68,283
Hanwha Techwin Co. Ltd.[a]	5,878	182,982
HLB Inc.[a,b]	5,205	97,983
HS Industries Co. Ltd.[a]	6,221	30,674
Huchems Fine Chemical Corp.	6,930	104,125
Humedix Co. Ltd.[a]	712	43,468
Huons Co. Ltd.	1,398	118,789
Hwa Shin Co. Ltd.	16,169	81,400
Hyundai C&F Inc.[a,b]	1,442	40,718
Hyundai Corp.[b]	2,096	55,203
Hyundai Elevator Co. Ltd.[a,b]	1,615	82,420
Hyundai Greenfood Co. Ltd.	8,376	178,290
Hyundai Home Shopping Network Corp.	1,161	114,290
Hyundai Livart Furniture Co. Ltd.[b]	2,156	76,239
Hyundai Merchant Marine Co. Ltd.[a]	12,471	49,214
Hyundai Mipo Dockyard Co. Ltd.[a]	1,891	102,711
Hyundai Securities Co. Ltd.	24,254	135,507
Iljin Holdings Co. Ltd.	3,265	30,731
Ilyang Pharmaceutical Co. Ltd.[a]	2,377	111,456
InBody Co. Ltd.	1,470	66,642
Interpark Holdings Corp.	5,190	50,643
iNtRON Biotechnology Inc.[a,b]	2,079	98,201
IS Dongseo Co. Ltd.	2,277	88,481
Jenax Inc.[a]	2,110	32,068
JW Holdings Corp.	4,584	39,584
JW Pharmaceutical Corp.[b]	1,965	75,933
KB Insurance Co. Ltd.	8,002	191,058
KCP Co. Ltd.[a]	1,689	37,264
KEPCO Engineering & Construction Co. Inc.	1,816	55,748
KH Vatec Co. Ltd.	2,169	36,991
KIWOOM Securities Co. Ltd.	2,458	124,380
Kolao Holdings[b]	4,757	50,320
Kolon Corp.[b]	1,059	75,169
Kolon Industries Inc.	2,962	160,882
Kolon Life Science Inc.	727	154,434
Komipharm International Co. Ltd.[a,b]	4,924	208,134
KONA I Co. Ltd.[b]	2,536	80,040
Korea Electric Terminal Co. Ltd.	1,198	95,381
Korea Kolmar Co. Ltd.	2,508	195,347
Korea Kolmar Holdings Co. Ltd.	1,262	73,341
Korea PetroChemical Ind. Co. Ltd.	584	86,739

Security	Shares	Value

Korean Reinsurance Co.	20,100	$225,638
KT Skylife Co. Ltd.	4,998	80,275
Kumho Industrial Co. Ltd.[a,b]	3,940	57,328
Kumho Tire Co. Inc.[a,b]	19,633	111,554
LF Corp.	4,584	114,793
LG Hausys Ltd.	1,103	162,871
LG International Corp.	5,408	169,985
LG Life Sciences Ltd.[a,b]	2,258	126,349
Lock&Lock Co. Ltd.[b]	6,157	59,813
Loen Entertainment Inc.[b]	1,237	85,027
Lotte Food Co. Ltd.	156	123,798
LOTTE Himart Co. Ltd.	1,878	94,058
LS Industrial Systems Co. Ltd.	1,802	70,879
Lumens Co. Ltd.[b]	19,990	68,702
Lutronic Corp.	1,272	54,206
Macrogen Inc.[a]	1,281	41,924
Mando Corp.	1,193	162,768
Medipost Co. Ltd.[a,b]	1,241	114,021
Medy-Tox Inc.	628	254,877
MegaStudy Co. Ltd.	483	15,390
Meritz Financial Group Inc.	11,162	130,121
Meritz Fire & Marine Insurance Co. Ltd.[b]	13,716	177,661
Meritz Securities Co. Ltd.	43,979	170,706
Muhak Co. Ltd.[a]	2,934	111,350
Namhae Chemical Corp.[b]	9,238	80,570
Namyang Dairy Products Co. Ltd.	177	114,174
Naturalendo Tech Co. Ltd.[a,b]	2,362	48,339
Nexen Tire Corp.	7,272	80,064
NHN Entertainment Corp.[a,b]	2,135	106,561
NICE Holdings Co. Ltd.	2,553	52,138
NICE Information Service Co. Ltd.	7,449	74,937
NongShim Co. Ltd.	597	214,199
OCI Materials Co. Ltd.	1,208	114,536
Osstem Implant Co. Ltd.[a]	2,336	135,958
Partron Co. Ltd.	8,786	74,124
Pharma Research Products Co. Ltd.[a]	521	34,417
Poongsan Corp.	5,499	124,173
POSCO Chemtech Co. Ltd.	7,577	86,693
POSCO ICT Co. Ltd.[b]	23,062	96,386
S&T Dynamics Co. Ltd.	7,849	103,361
Samlip General Foods Co. Ltd.[b]	425	103,493
Samsung Engineering Co. Ltd.[a,b]	5,255	70,336
Samsung Fine Chemicals Co. Ltd.	4,194	128,748
Samsung Pharmaceutical Co. Ltd.[a]	3,248	30,992
Samyang Holdings Corp.[b]	601	82,517
Sansung Life & Science Co. Ltd.[a,b]	2,146	67,453
SeAH Besteel Corp.	3,307	82,100
Seegene Inc.[a,b]	2,957	92,434
Seoul Auction Co. Ltd.	2,259	39,794
Seoul Semiconductor Co. Ltd.[a]	6,802	100,146
SFA Engineering Corp.[b]	3,109	133,160
SK Chemicals Co. Ltd.[b]	2,506	155,590
SK Securities Co. Ltd.[a,b]	73,710	70,652
SKC Co. Ltd.	4,473	136,154
SM Entertainment Co.[a,b]	3,210	119,053
Soulbrain Co. Ltd.	2,594	85,567
Ssangyong Cement Industrial Co. Ltd.[a]	2,785	39,080
Sung Kwang Bend Co. Ltd.[b]	9,063	67,696
Sungwoo Hitech Co. Ltd.	9,771	69,609
Suprema Inc.[a,b]	5,523	85,369
Taekwang Industrial Co. Ltd.	99	96,773
Taewoong Co. Ltd.[a]	6,473	81,049
Taihan Electric Wire Co. Ltd.[a]	9,521	9,866
TK Corp.[a,b]	10,693	91,044
Tongyang Life Insurance Co. Ltd.	10,528	117,276

73

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Toptec Co. Ltd.	1,482	$42,167
ViroMed Co. Ltd.[a,b]	1,835	286,805
Webzen Inc.[a,b]	2,759	58,251
WeMade Entertainment Co. Ltd.[a,b]	1,664	51,010
Wonik IPS Co. Ltd.[a]	8,017	59,329
Woongjin Thinkbig Co. Ltd.[a,b]	10,019	85,997
YESCO Co. Ltd.[b]	3,310	106,184
Youngone Corp.	3,684	141,882
Yuanta Securities Korea Co. Ltd.[a,b]	16,698	54,144

		16,586,982
TAIWAN — 17.15%
Ability Enterprise Co. Ltd.	83,384	60,158
Advanced Wireless Semiconductor Co.	20,000	55,634
Airtac International Group	20,850	93,257
Altek Corp.	61,793	57,927
Ambassador Hotel (The)	147,000	124,519
AmTRAN Technology Co. Ltd.	148,312	69,063
Asia Optical Co. Inc.[a]	71,000	67,972
Asia Polymer Corp.	130,620	70,228
ASPEED Technology Inc.	4,000	42,706
BES Engineering Corp.	301,000	65,194
Bizlink Holding Inc.	12,000	51,284
Career Technology MFG. Co. Ltd.	98,000	77,458
Cathay Real Estate Development Co. Ltd.	179,000	74,030
Cheng Loong Corp.	267,000	94,066
Cheng Uei Precision Industry Co. Ltd.	64,000	83,426
Chin-Poon Industrial Co. Ltd.	74,000	113,578
China Bills Finance Corp.	233,000	80,660
China Man-Made Fiber Corp.[a]	251,000	64,976
China Petrochemical Development Corp.[a]	346,000	81,619
China Steel Chemical Corp.	22,000	75,486
China Synthetic Rubber Corp.	102,460	73,921
Chipbond Technology Corp.	100,000	142,454
Chong Hong Construction Co. Ltd.	45,424	62,830
Chroma ATE Inc.	51,000	90,151
Chung Hung Steel Corp.[a]	842,000	108,081
Compeq Manufacturing Co. Ltd.	220,000	139,176
Coretronic Corp.	101,000	89,731
CSBC Corp. Taiwan	258,420	102,127
Cyberlink Corp.	53,125	112,949
D-Link Corp.[a]	312,246	103,789
Dynapack International Technology Corp.	65,000	98,968
Elan Microelectronics Corp.	79,000	88,821
Elite Advanced Laser Corp.	21,000	89,103
Elite Material Co. Ltd.	43,000	83,650
Ennoconn Corp.	9,000	92,366
Epistar Corp.	109,000	74,465
Eternal Materials Co. Ltd.	97,440	92,688
Everlight Electronics Co. Ltd.	62,000	81,674
Far Eastern Department Stores Ltd.	99,000	54,592
Far Eastern International Bank	284,901	85,622
Faraday Technology Corp.	66,000	89,875
Feng Hsin Steel Co. Ltd.	84,000	96,115
Firich Enterprises Co. Ltd.	35,198	94,352
FLEXium Interconnect Inc.	46,667	131,386
Formosan Rubber Group Inc.	104,000	54,641
General Interface Solution Holding Ltd.[a]	14,000	58,759
Genius Electronic Optical Co. Ltd.[a]	18,357	38,410
Gigabyte Technology Co. Ltd.	77,000	83,270
Gigastorage Corp.[a]	82,400	85,576
Ginko International Co. Ltd.	7,000	89,210
Gintech Energy Corp.[a]	87,584	66,945
Global Unichip Corp.	42,000	87,366

Security	Shares	Value

Gloria Material Technology Corp.	201,818	$108,198
Goldsun Building Materials Co. Ltd.	292,000	84,446
Gourmet Master Co. Ltd.	10,000	66,479
Grand Pacific Petrochemical	191,000	79,286
Grape King Bio Ltd.	16,000	101,955
Great Wall Enterprise Co. Ltd.	113,128	67,408
Greatek Electronics Inc.	92,000	92,163
Green Energy Technology Inc.[a]	122,125	74,079
HannStar Display Corp.[a]	447,320	53,993
Hey Song Corp.	86,500	83,076
Ho Tung Chemical Corp.[a]	298,548	70,791
Holy Stone Enterprise Co. Ltd.	92,500	92,098
Hota Industrial Manufacturing Co. Ltd.	35,000	135,102
Huaku Development Co. Ltd.	53,080	99,194
Huang Hsiang Construction Corp.	57,000	44,267
Hung Sheng Construction Ltd.	182,000	91,719
ITEQ Corp.	117,600	78,359
Jih Sun Financial Holdings Co. Ltd.	214,643	47,345
Kenda Rubber Industrial Co. Ltd.	104,158	160,503
Kerry TJ Logistics Co. Ltd.	85,000	99,082
Kindom Construction Corp.	107,000	50,645
King Slide Works Co. Ltd.	11,000	132,942
King Yuan Electronics Co. Ltd.	169,000	103,806
King’s Town Bank Co. Ltd.	132,000	93,009
Kinpo Electronics[a]	248,000	70,050
Land Mark Optoelectronics Corp.	4,000	50,365
LCY Chemical Corp.[a]	63,000	66,393
Lealea Enterprise Co. Ltd.	415,590	114,586
Li Cheng Enterprise Co. Ltd.	7,000	38,279
Lien Hwa Industrial Corp.	82,160	47,823
Macronix International[a]	570,000	80,326
Makalot Industrial Co. Ltd.	31,358	214,228
Masterlink Securities Corp.	321,605	89,165
Medigen Biotechnology Corp.[a]	10,397	31,438
Mercuries & Associates Holding Ltd.	155,548	104,598
Merry Electronics Co. Ltd.	30,000	57,993
Micro-Star International Co. Ltd.	101,000	131,812
Microbio Co. Ltd.[a]	121,727	106,840
MIN AIK Technology Co. Ltd.	30,000	50,365
Mitac Holdings Corp.	136,000	102,494
Motech Industries Inc.[a]	64,000	85,093
Nan Kang Rubber Tire Co. Ltd.[a]	98,000	86,165
Neo Solar Power Corp.	110,364	78,102
Pan-International Industrial Corp.	185,722	77,664
Parade Technologies Ltd.	8,000	54,531
PChome Online Inc.	13,619	128,087
PharmaEngine Inc.	6,000	49,813
Pixart Imaging Inc.	36,635	81,593
Poya International Co. Ltd.	11,140	111,598
President Securities Corp.	154,510	65,559
Primax Electronics Ltd.	79,000	98,018
Prince Housing & Development Corp.	237,917	65,598
Qisda Corp.	257,000	94,479
Radium Life Tech Co. Ltd.	167,707	59,341
Richtek Technology Corp.	22,000	127,719
Ritek Corp.[a]	805,000	71,025
Sanyang Motor Co. Ltd.[a]	82,820	56,453
ScinoPharm Taiwan Ltd.	28,000	48,294
Senao International Co. Ltd.	33,000	39,478
Shining Building Business Co. Ltd.[a]	217,008	72,132
Shinkong Synthetic Fibers Corp.	230,135	62,888
Silergy Corp.	10,000	117,946
Sino-American Silicon Products Inc.	77,000	103,321
Sinyi Realty Inc.	66,105	56,805
Soft-World International Corp.	37,140	66,902

74

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Solar Applied Materials Technology Co.	130,799	$76,134
St. Shine Optical Co. Ltd.	8,000	153,177
Sunny Friend Environmental Technology Co. Ltd.	12,000	48,343
Swancor Ind Co. Ltd.	12,000	74,260
TA Chen Stainless Pipe	161,976	69,471
Ta Chong Bank Ltd.[a]	325,676	134,692
Taichung Commercial Bank Co. Ltd.	316,810	94,144
Taiflex Scientific Co. Ltd.	69,000	82,228
Tainan Spinning Co. Ltd.	141,190	61,205
Taiwan Hon Chuan Enterprise Co. Ltd.	76,004	116,304
Taiwan Paiho Ltd.	50,050	112,391
Taiwan Secom Co. Ltd.	68,450	200,892
Taiwan Sogo Shin Kong SEC	134,640	161,484
Taiwan Surface Mounting Technology Corp.	81,633	76,651
Taiwan TEA Corp.	152,000	61,234
Tatung Co. Ltd.[a]	290,000	47,975
Ton Yi Industrial Corp.	109,000	49,421
Tong Hsing Electronic Industries Ltd.	33,000	78,855
Tong Yang Industry Co. Ltd.	71,133	84,226
TPK Holding Co. Ltd.	36,000	102,457
Tripod Technology Corp.	69,000	119,221
TrueLight Corp.	14,000	45,034
TSRC Corp.	91,000	55,617
TTY Biopharm Co. Ltd.	39,450	129,316
Tung Ho Steel Enterprise Corp.	138,000	71,025
Tung Thih Electronic Co. Ltd.	10,000	87,770
TWi Pharmaceuticals Inc.[a]	10,000	55,144
TXC Corp.	99,000	106,000
Unimicron Technology Corp.	165,000	75,064
Union Bank of Taiwan	259,218	74,251
UPC Technology Corp.	199,661	55,050
USI Corp.	126,950	48,031
Visual Photonics Epitaxy Co. Ltd.	74,900	93,046
Voltronic Power Technology Corp.	8,550	127,037
Wah Lee Industrial Corp.	73,000	98,960
Walsin Lihwa Corp.[a]	396,000	85,528
Waterland Financial Holdings Co. Ltd.	325,780	76,949
Win Semiconductors Corp.	91,431	140,611
Winbond Electronics Corp.[a]	444,000	103,376
Wistron NeWeb Corp.	54,320	149,937
WT Microelectronics Co. Ltd.	84,637	88,936
Yageo Corp.	87,467	134,515
Yeong Guan Energy Technology Group Co. Ltd.	13,601	73,543
YFY Inc.	186,000	60,401
Yieh Phui Enterprise Co. Ltd.	250,625	55,665
YungShin Global Holding Corp.	67,200	103,758
Yungtay Engineering Co. Ltd.	62,000	94,400
Zinwell Corp.	92,000	130,072

		14,195,409
THAILAND — 3.77%
Amata Corp. PCL NVDR	280,500	102,526
Bangchak Petroleum PCL (The) NVDR	77,200	74,852
Bangkok Airways Co. Ltd.[b]	122,000	78,633
Bangkok Expressway PCL NVDR	90,200	103,816
Bangkok Land PCL NVDR[b]	2,253,400	94,940
CH Karnchang PCL NVDR[b]	141,900	109,870
Esso Thailand PCL NVDR[a]	753,300	114,550
Hana Microelectronics PCL NVDR[b]	114,900	123,428
Inter Far East Energy Corp.[b]	202,400	51,955
Italian-Thai Development PCL NVDR[a,b]	425,300	90,780
Jasmine International PCL NVDR	674,800	87,739
KCE Electronics PCL NVDR[b]	72,700	129,314
Khon Kaen Sugar Industry PCL NVDR[b]	905,300	110,637

Security	Shares	Value

Kiatnakin Bank PCL NVDR	81,232	$82,728
LPN Development PCL NVDR[b]	188,100	90,271
Major Cineplex Group PCL NVDR[b]	62,200	53,800
Quality Houses PCL NVDR	1,518,067	94,879
Samart Corp. PCL NVDR[b]	128,700	63,919
Siam Global House PCL NVDR[b]	328,685	95,377
Sino-Thai Engineering & Construction PCL NVDR[b]	203,428	137,359
Sri Trang Agro-Industry PCL NVDR	210,400	64,576
Srisawad Power 1979 PCL NVDR[b]	105,900	141,092
Supalai PCL NVDR[b]	224,900	116,090
Superblock PCL[a,b]	1,442,700	49,512
Thai Airways International PCL NVDR[a]	124,900	30,667
Thai Vegetable Oil PCL NVDR	151,600	118,437
Thaicom PCL NVDR	108,900	75,659
Thanachart Capital PCL NVDR	115,800	113,894
Tisco Financial Group PCL NVDR	109,840	128,719
TTW PCL NVDR[b]	359,200	108,241
U City PCL NVDR[a]	78,278,300	87,364
VGI Global Media PCL NVDR[b]	769,800	82,049
WHA Corp. PCL NVDR[a,b]	1,372,100	112,555

		3,120,228
TURKEY — 1.23%
Akcansa Cimento AS	14,460	70,646
Aksa Akrilik Kimya Sanayii AS	19,209	69,923
Bizim Toptan Satis Magazalari AS	21,570	96,922
Cimsa Cimento Sanayi VE Ticaret AS	15,960	88,133
Dogan Sirketler Grubu Holding ASa,b	225,125	37,953
Dogus Otomotiv Servis ve Ticaret AS	11,379	44,631
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	177,515	76,344
Koza Altin Isletmeleri AS	8,371	33,985
Koza Anadolu Metal Madencilik Isletmeleri ASa	47,425	16,970
NET Holding ASa,b	56,336	63,963
Otokar Otomotiv Ve Savunma Sanayi ASb	2,542	73,772
Sekerbank TAS[a]	102,068	54,432
Tekfen Holding ASb	40,419	57,294
Trakya Cam Sanayii ASb	101,763	61,622
Turkiye Sinai Kalkinma Bankasi ASb	156,749	81,435
Vestel Elektronik Sanayi ve Ticaret ASa,b	21,588	41,371
Yazicilar Holding ASb	10,923	52,050

		1,021,446
UNITED ARAB EMIRATES — 0.83%
Agthia Group PJSC	17,561	36,862
Air Arabia PJSC	370,701	122,119
Al Waha Capital PJSC	162,850	96,210
Amlak Finance PJSC	93,340	36,593
Dana Gas PJSC[a]	500,800	65,445
Deyaar Development PJSC[a]	333,062	46,427
Dubai Parks & Resorts PJSC[a]	474,260	152,360
Eshraq Properties Co. PJSC[a]	274,880	38,167
Orascom Construction Ltd.[a]	9,981	62,032
Union Properties PJSC	173,622	33,325

		689,540

TOTAL COMMON STOCKS
(Cost: $94,801,195)		82,688,622

75

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

PREFERRED STOCKS — 0.35%

BRAZIL — 0.29%
Alpargatas SA	20,500	$40,437
Banco ABC Brasil SA	10,445	24,388
Bradespar SA	27,100	36,789
Cia. Ferro Ligas da Bahia-Ferbasa	732	1,190
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	18,300	36,611
GOL Linhas Aereas Inteligentes SA	10,100	8,788
Marcopolo SA	67,100	38,525
Metalurgica Gerdau SA	52,000	26,273
Randon SA Implemetos e Participacoes	35,325	24,248

		237,249
COLOMBIA — 0.06%
Avianca Holdings SA	88,400	48,436

		48,436

TOTAL PREFERRED STOCKS
(Cost: $726,407)		285,685

RIGHTS — 0.01%

CHINA — 0.01%
China Resources and Transportation Group Ltd.[a]	1,440,000	8,359

		8,359
SOUTH AFRICA — 0.00%
SA Corporate Real Estate Fund Nominees Pty Ltd.[a]	38,751	269

		269
THAILAND — 0.00%
Amata Corp. PCL[a,b]	11,220	—

		—

TOTAL RIGHTS
(Cost: $92,900)		8,628

SHORT-TERM INVESTMENTS — 17.22%

MONEY MARKET FUNDS — 17.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	13,561,588	13,561,588

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	697,211	$697,211

		14,258,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,258,799)		14,258,799

TOTAL INVESTMENTS IN SECURITIES — 117.47%
(Cost: $109,879,301)		97,241,734
Other Assets, Less Liabilities — (17.47)%		(14,461,707)

NET ASSETS — 100.00%		$82,780,027

ADR	— American Depositary Receipts
CPO	— Certificates of Participation (Ordinary)
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

76

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROZONE ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.96%

AUSTRIA — 0.58%
Andritz AG	267,615	$14,037,397
Erste Group Bank AGa	955,142	29,294,781
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	511,381	14,590,671
Raiffeisen Bank International AGa	393,997	6,162,737
Voestalpine AG	388,128	12,625,581

		76,711,169
BELGIUM — 4.61%
Ageas	696,764	30,469,420
Anheuser-Busch InBev SA/NV	2,737,472	352,579,605
Colruyt SA	242,718	12,022,659
Delhaize Group	353,602	35,414,912
Groupe Bruxelles Lambert SA	275,717	22,646,513
KBC Groep NV	852,488	50,870,080
Proximus SADP	523,436	17,284,138
Solvay SA	199,772	23,008,377
Telenet Group Holding NVa	181,238	9,894,218
UCB SA	431,594	38,526,591
Umicore SA	325,983	13,477,115

		606,193,628
FINLAND — 2.89%
Elisa OYJ	489,500	18,228,910
Fortum OYJ	1,592,243	23,240,373
Kone OYJ Class B	1,141,197	48,681,076
Metso OYJ	377,699	9,374,312
Neste OYJ	440,965	12,704,986
Nokia OYJ	12,491,657	90,174,609
Nokian Renkaat OYJ	387,676	15,210,848
Orion OYJ Class B	347,492	11,600,989
Sampo OYJ Class A	1,516,309	75,140,038
Stora Enso OYJ Class R	1,843,858	18,208,106
UPM-Kymmene OYJ	1,805,663	34,460,418
Wartsila OYJ Abp	502,061	22,556,913

		379,581,578
FRANCE — 32.24%
Accor SA	712,729	30,064,791
Aeroports de Paris	102,845	11,644,039
Air Liquide SA	1,174,231	143,238,981
Airbus Group SE	2,007,174	145,084,401
Alcatel-Lucent[a]	9,628,218	37,909,453
Alstom SAa,b	746,848	23,202,072
ArcelorMittal[b]	3,245,207	15,910,112
Arkema SA	225,054	16,208,138
Atos SE	295,531	24,186,577
AXA SA	6,653,244	179,956,992
BNP Paribas SA	3,601,685	213,437,975
Bollore SA	2,955,553	13,600,410
Bouygues SA	692,881	26,073,550
Bureau Veritas SA	907,919	18,693,733

Security	Shares	Value

Cap Gemini SA	547,868	$50,526,051
Carrefour SA	1,879,359	57,918,957
Casino Guichard Perrachon SA	185,188	10,585,133
Christian Dior SE	184,938	33,829,824
Cie. de Saint-Gobain	1,651,455	72,959,241
Cie. Generale des Etablissements Michelin Class B	636,695	63,815,085
CNP Assurances	577,941	8,044,973
Credit Agricole SA	3,540,714	42,705,386
Danone SA	1,996,658	139,874,767
Dassault Systemes	437,340	34,794,682
Edenred	695,411	14,406,403
Electricite de France SA	876,847	13,062,389
Engie SA	5,079,364	88,461,783
Essilor International SA	700,792	91,444,498
Eurazeo SA	136,175	9,151,347
Eutelsat Communications SA	586,959	17,512,652
Fonciere des Regions	104,689	9,282,126
Gecina SA	119,079	14,374,975
Groupe Eurotunnel SE Registered	1,598,341	20,417,427
Hermes International	90,070	31,701,223
ICADE	116,931	8,247,110
Iliad SA	89,821	20,025,890
Imerys SA	122,162	8,276,724
Ingenico Group SA	188,309	23,696,861
JCDecaux SA	258,087	9,564,785
Kering	256,465	44,300,064
Klepierre	754,148	34,217,364
L’Oreal SA	857,404	151,769,749
Lagardere SCA	405,336	11,956,713
Legrand SA	907,527	53,368,436
LVMH Moet Hennessy Louis Vuitton SE	948,580	159,042,573
Natixis SA	3,146,687	19,076,168
Numericable-SFR SAS[a]	362,053	15,496,045
Orange SA	6,762,274	116,842,747
Pernod Ricard SA	727,488	82,749,854
Peugeot SAa	1,482,678	26,479,888
Publicis Groupe SA	642,716	40,538,214
Remy Cointreau SA	84,783	6,011,956
Renault SA	653,126	65,882,719
Rexel SA	1,009,232	13,819,401
Safran SA	994,309	73,383,761
Sanofi	4,016,403	357,933,626
Schneider Electric SE	1,893,748	120,004,943
SCOR SE	530,412	20,794,429
SES SA	1,102,247	30,581,916
Societe BIC SA	99,071	16,291,492
Societe Generale SA	2,464,475	117,597,026
Sodexo SA	321,949	31,812,880
STMicroelectronics NV	2,139,590	15,542,412
Suez Environnement Co.	1,100,743	20,861,959
Technip SA	357,596	18,736,462
Thales SA	360,188	26,807,679
Total SA	7,382,271	366,448,998
Unibail-Rodamco SE	337,220	86,581,276
Valeo SA	270,696	41,898,006
Veolia Environnement SA	1,626,925	38,987,710
Vinci SA	1,630,258	105,993,845
Vivendi SA	3,950,142	83,146,831
Wendel SA	97,854	11,657,714
Zodiac Aerospace	685,789	18,563,712

		4,239,070,084

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

November 30, 2015

Security	Shares	Value

GERMANY — 28.25%
adidas AG	712,364	$68,908,964
Allianz SE Registered	1,554,496	275,244,635
Axel Springer SE	152,654	8,519,158
BASF SE	3,120,053	258,149,468
Bayer AG Registered	2,811,338	375,009,362
Bayerische Motoren Werke AG	1,120,848	122,284,874
Beiersdorf AG	345,822	32,192,252
Brenntag AG	527,381	28,802,137
Commerzbank AGa	3,591,343	39,523,036
Continental AG	373,964	90,327,847
Daimler AG Registered	3,271,518	292,760,323
Deutsche Bank AG Registered	4,673,105	119,957,350
Deutsche Boerse AG	657,653	56,392,980
Deutsche Lufthansa AG Registered[a]	803,204	11,507,245
Deutsche Post AG Registered	3,297,240	96,340,064
Deutsche Telekom AG Registered	10,949,774	201,860,203
Deutsche Wohnen AG Bearer	1,155,604	31,787,699
E.ON SE	6,871,883	65,290,636
Evonik Industries AG	477,918	16,323,719
Fraport AG Frankfurt Airport Services Worldwide	142,848	8,733,803
Fresenius Medical Care AG & Co. KGaA	744,969	61,527,696
Fresenius SE & Co. KGaA	1,298,964	95,333,409
GEA Group AG	621,634	25,788,848
Hannover Rueck SE	206,474	24,150,982
HeidelbergCement AG	474,757	37,786,613
Henkel AG & Co. KGaA	356,162	34,174,188
HUGO BOSS AG	226,902	19,645,900
Infineon Technologies AG	3,840,644	56,909,847
K+S AG Registered	649,119	18,469,180
Kabel Deutschland Holding AG	76,842	9,397,945
Lanxess AG	310,994	15,831,598
Linde AG	632,085	110,317,052
MAN SE	124,070	12,308,264
Merck KGaA	439,244	44,971,208
METRO AG	604,801	20,159,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	570,082	114,849,094
Osram Licht AG	303,818	12,822,263
ProSiebenSat.1 Media SE Registered	745,427	39,127,960
QIAGEN NVa	758,080	20,124,246
RTL Group SAa	133,078	11,637,570
RWE AG	1,685,757	19,388,694
SAP SE	3,346,211	263,608,631
Siemens AG Registered	2,696,212	279,463,946
Symrise AG	423,088	28,624,858
Telefonica Deutschland Holding AG	2,031,313	11,415,523
ThyssenKrupp AG	1,235,188	26,280,041
United Internet AG Registered[c]	420,473	22,403,970
Volkswagen AGb	121,780	18,173,720
Vonovia SE	1,590,654	49,281,908
Zalando SEa,d	292,502	9,916,526

		3,713,806,723
IRELAND — 1.29%
Bank of Ireland[a]	94,564,303	35,255,561
CRH PLC	2,812,864	82,736,974
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	544,637	43,940,941
Ryanair Holdings PLC	87,056	6,694,606
Ryanair Holdings PLC	42,432	635,246

		169,263,333

Security	Shares	Value

ITALY — 7.25%
Assicurazioni Generali SpA	4,003,003	$76,099,905
Atlantia SpA	1,423,897	37,596,229
Banca Monte dei Paschi di Siena SpA[a]	8,861,533	13,907,638
Banco Popolare SCa	789,013	11,374,767
CNH Industrial NV	3,220,027	23,686,797
Enel Green Power SpA	6,836,769	14,434,090
Enel SpA	24,874,546	109,656,228
Eni SpA	8,684,759	141,438,565
EXOR SpA	341,294	15,290,617
Finmeccanica SpA[a]	1,022,484	14,805,384
Intesa Sanpaolo SpA	43,132,867	147,961,949
Luxottica Group SpA	578,226	38,656,900
Mediobanca SpA	1,952,416	18,702,745
Prysmian SpA	683,132	14,934,843
Saipem SpA[a,b]	898,138	7,759,292
Snam SpA	7,741,818	39,329,075
Telecom Italia SpA[a,b]	39,153,587	50,614,933
Tenaris SA	1,606,647	21,091,977
Terna Rete Elettrica Nazionale SpA	5,919,767	29,135,081
UniCredit SpA	16,240,903	95,283,989
Unione di Banche Italiane SpA	3,076,193	20,923,057
UnipolSai SpA	3,814,364	9,837,698

		952,521,759
NETHERLANDS — 9.74%
Aegon NV	6,106,409	37,380,057
AerCap Holdings NVa	297,517	13,519,172
Akzo Nobel NV	841,344	59,819,586
Altice NV Class Aa	1,186,102	18,214,286
Altice NV Class Ba	419,979	6,526,999
ASML Holding NV	1,175,408	108,585,907
Boskalis Westminster	295,686	13,153,606
Fiat Chrysler Automobiles NVa	3,062,690	43,732,613
Gemalto NVb	273,107	17,225,757
Heineken Holding NV	345,895	27,201,510
Heineken NV	790,274	70,243,981
ING Groep NV CVA	13,138,649	180,323,651
Koninklijke Ahold NV	2,851,839	62,016,471
Koninklijke DSM NV	615,254	31,291,150
Koninklijke KPN NV	10,898,190	41,447,963
Koninklijke Philips NV	3,223,665	88,112,977
Koninklijke Vopak NV	241,362	10,469,340
NN Group NV	818,812	27,958,612
NXP Semiconductors NVa	404,494	37,804,009
OCI NVa	288,919	7,291,365
Randstad Holding NV	433,904	27,124,872
RELX NV	3,417,950	59,147,698
TNT Express NV	1,697,619	13,823,573
Unilever NV CVA	5,540,965	243,008,097
Wolters Kluwer NV	1,033,488	35,698,115

		1,281,121,367
PORTUGAL — 0.42%
Banco Comercial Portugues SA Registered[a,b]	148,452,199	7,933,464
EDP — Energias de Portugal SA	5,838,059	19,453,312
Galp Energia SGPS SA	1,325,004	14,091,991
Jeronimo Martins SGPS SA	960,303	13,321,835

		54,800,602

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

November 30, 2015

Security	Shares	Value

SPAIN — 10.69%
Abertis Infraestructuras SA	1,921,641	$29,742,932
ACS Actividades de Construccion y Servicios SA	700,566	22,840,804
Aena SAa,d	237,386	26,914,285
Amadeus IT Holding SA Class A	1,543,406	61,885,554
Banco Bilbao Vizcaya Argentaria SA	21,744,434	180,416,095
Banco de Sabadell SA	17,544,656	32,371,547
Banco Popular Espanol SA	5,986,433	21,085,780
Banco Santander SA	49,332,019	269,263,255
Bankia SA	16,559,881	20,742,810
Bankinter SA	2,499,054	18,082,368
CaixaBank SA	9,243,406	33,846,329
Distribuidora Internacional de Alimentacion SA	2,240,732	14,159,066
Enagas SA	391,608	11,667,568
Endesa SA	799,155	16,526,063
Ferrovial SA	1,626,577	38,515,535
Ferrovial SA New[a]	26,871	636,275
Gas Natural SDG SA	952,535	20,598,261
Grifols SA	519,479	24,645,262
Iberdrola SA	18,491,909	129,504,981
Industria de Diseno Textil SA	3,765,333	135,448,354
International Consolidated Airlines Group SAa	2,935,368	25,009,229
Mapfre SA	4,139,688	11,354,428
Red Electrica Corp. SA	208,608	17,890,097
Repsol SA	3,675,393	47,920,416
Telefonica SA	15,108,378	186,294,669
Zardoya Otis SA	697,872	8,439,310

		1,405,801,273

TOTAL COMMON STOCKS (Cost: $13,674,007,109)		12,878,871,516

PREFERRED STOCKS — 1.86%

GERMANY — 1.60%
Bayerische Motoren Werke AG	187,634	15,724,765
Fuchs Petrolub SE	239,564	11,341,423
Henkel AG & Co. KGaA	605,415	68,736,488
Porsche Automobil Holding SE	517,035	27,128,590
Volkswagen AG	627,198	87,140,734

		210,072,000
ITALY — 0.26%
Intesa Sanpaolo SpA RSP	3,248,419	10,203,254
Telecom Italia SpA RSP	20,644,091	23,765,555

		33,968,809

TOTAL PREFERRED STOCKS (Cost: $302,738,362)		244,040,809

RIGHTS — 0.04%

ITALY — 0.00%
Unione di Banche Italiane SpA[a]	3,067,853	33

		33

Security	Shares	Value

SPAIN — 0.04%
Telefonica SAa	15,008,933	$5,437,129

		5,437,129

TOTAL RIGHTS (Cost: $5,513,102)		5,437,162

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	68,301,398	68,301,398
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	3,511,422	3,511,422
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[e,f]	3,155,478	3,155,478

		74,968,298

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,968,298)		74,968,298

TOTAL INVESTMENTS IN SECURITIES — 100.43% (Cost: $14,057,226,871)		13,203,317,785
Other Assets, Less Liabilities — (0.43)%		(57,104,216)

NET ASSETS — 100.00%		$13,146,213,569

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

79

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRANCE ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 6.22%
Airbus Group SE	191,105	$13,813,627
Safran SA	94,446	6,970,472
Thales SA	33,860	2,520,095
Zodiac Aerospace	65,267	1,766,721

		25,070,915
AIR FREIGHT & LOGISTICS — 0.32%
Bollore SA	281,216	1,294,057

		1,294,057
AUTO COMPONENTS — 2.49%
Cie. Generale des Etablissements Michelin Class B	60,357	6,049,501
Valeo SA	25,710	3,979,363

		10,028,864
AUTOMOBILES — 2.19%
Peugeot SAa	143,278	2,558,874
Renault SA	62,190	6,273,286

		8,832,160
BANKS — 9.29%
BNP Paribas SA	342,697	20,308,426
Credit Agricole SA	341,474	4,118,598
Natixis SA	303,207	1,838,133
Societe Generale SA	234,717	11,199,960

		37,465,117
BEVERAGES — 2.08%
Pernod Ricard SA	68,698	7,814,217
Remy Cointreau SA	7,897	559,976

		8,374,193
BUILDING PRODUCTS — 1.73%
Cie. de Saint-Gobain	157,730	6,968,316

		6,968,316
CHEMICALS — 3.75%
Air Liquide SA	111,302	13,577,214
Arkema SA	21,620	1,557,048

		15,134,262
COMMERCIAL SERVICES & SUPPLIES — 0.72%
Edenred	67,206	1,392,266
Societe BIC SA	9,307	1,530,467

		2,922,733

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.89%
Alcatel-Lucent[a]	913,901	$3,598,328

		3,598,328
CONSTRUCTION & ENGINEERING — 3.11%
Bouygues SA	65,611	2,468,983
Vinci SA	154,795	10,064,246

		12,533,229
CONSTRUCTION MATERIALS — 0.20%
Imerys SA	11,611	786,669

		786,669
DIVERSIFIED FINANCIAL SERVICES — 0.49%
Eurazeo SA	12,899	866,849
Wendel SA	9,315	1,109,731

		1,976,580
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.23%
Iliad SA	8,512	1,897,779
Orange SA	642,741	11,105,676

		13,003,455
ELECTRIC UTILITIES — 0.29%
Electricite de France SA	78,221	1,165,258

		1,165,258
ELECTRICAL EQUIPMENT — 4.64%
Alstom SAa,b	70,194	2,180,693
Legrand SA	86,047	5,060,118
Schneider Electric SE	180,596	11,444,191

		18,685,002
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Ingenico Group SA	17,761	2,235,050

		2,235,050
ENERGY EQUIPMENT & SERVICES — 0.44%
Technip SA	33,937	1,778,150

		1,778,150
FOOD & STAPLES RETAILING — 1.63%
Carrefour SA	179,189	5,522,330
Casino Guichard Perrachon SA	18,297	1,045,835

		6,568,165
FOOD PRODUCTS — 3.31%
Danone SA	190,701	13,359,453

		13,359,453

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.15%
Essilor International SA	66,430	$8,668,275

		8,668,275
HOTELS, RESTAURANTS & LEISURE — 1.46%
Accor SA	67,979	2,867,534
Sodexo SA	30,504	3,014,204

		5,881,738
INSURANCE — 4.92%
AXA SA	632,814	17,116,358
CNP Assurances	55,413	771,352
SCOR SE	49,694	1,948,218

		19,835,928
IT SERVICES — 1.78%
Atos SE	28,292	2,315,448
Cap Gemini SA	52,918	4,880,259

		7,195,707
MEDIA — 4.93%
Eutelsat Communications SA	55,081	1,643,410
JCDecaux SA	23,990	889,077
Lagardere SCA	38,172	1,126,008
Numericable-SFR SAS[a]	35,445	1,517,063
Publicis Groupe SA	61,126	3,855,418
SES SA	105,603	2,929,962
Vivendi SA	376,030	7,915,084

		19,876,022
METALS & MINING — 0.39%
ArcelorMittal[b]	323,325	1,585,149

		1,585,149
MULTI-UTILITIES — 3.36%
Engie SA	472,734	8,233,096
Suez Environnement Co.	96,300	1,825,137
Veolia Environnement SA	145,544	3,487,824

		13,546,057
OIL, GAS & CONSUMABLE FUELS — 8.66%
Total SA	702,985	34,895,515

		34,895,515
PERSONAL PRODUCTS — 3.58%
L’Oreal SA	81,488	14,424,254

		14,424,254
PHARMACEUTICALS — 8.45%
Sanofi	382,084	34,050,545

		34,050,545

Security	Shares	Value

PROFESSIONAL SERVICES — 0.44%
Bureau Veritas SA	85,810	$1,766,798

		1,766,798
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.57%
Fonciere des Regions	9,680	858,266
Gecina SA	11,222	1,354,697
ICADE	10,738	757,348
Klepierre	71,196	3,230,320
Unibail-Rodamco SE	31,906	8,191,869

		14,392,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.37%
STMicroelectronics NV	206,244	1,498,198

		1,498,198
SOFTWARE — 0.82%
Dassault Systemes	41,320	3,287,411

		3,287,411
TEXTILES, APPAREL & LUXURY GOODS — 6.36%
Christian Dior SE	17,640	3,226,801
Hermes International	8,540	3,005,756
Kering	24,512	4,234,040
LVMH Moet Hennessy Louis Vuitton SE	90,396	15,156,141

		25,622,738
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Rexel SA	97,651	1,337,134

		1,337,134
TRANSPORTATION INFRASTRUCTURE — 0.75%
Aeroports de Paris	9,602	1,087,132
Groupe Eurotunnel SE Registered	151,266	1,932,292

		3,019,424

TOTAL COMMON STOCKS (Cost: $461,375,912)		402,663,349

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	2,675,120	2,675,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	137,530	137,530

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	20,789	$20,789

		2,833,439

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,833,439)		2,833,439

TOTAL INVESTMENTS IN SECURITIES — 100.59% (Cost: $464,209,351)		405,496,788
Other Assets, Less Liabilities — (0.59)%		(2,383,199)

NET ASSETS — 100.00%		$403,113,589

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.10%

ARGENTINA — 14.31%
Arcos Dorados Holdings Inc. Class A	340,746	$1,342,539
Banco Macro SA ADR[a]	190,686	11,038,813
BBVA Banco Frances SA ADR[a]	229,116	4,848,095
Cresud SACIF y A ADR[a]	154,086	1,698,028
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	113,460	1,904,993
Grupo Financiero Galicia SA ADR	443,226	11,147,134
IRSA Inversiones y Representaciones SA ADR[a]	103,578	1,424,198
Pampa Energia SA ADR[a]	215,208	4,794,834
Petrobras Argentina SA ADR	361,974	2,113,928
Telecom Argentina SA ADR	443,958	7,649,396
Transportadora de Gas del Sur SA ADR	360,144	2,204,081
YPF SA ADR	905,850	16,577,055

		66,743,094
BAHRAIN — 0.17%
GFH Financial Group BSC[a]	7,078,100	792,012

		792,012
BANGLADESH — 3.50%
GrameenPhone Ltd.	969,800	3,260,090
Islami Bank Bangladesh Ltd.	2,125,701	740,147
Lafarge Surma Cement Ltd.	2,963,000	3,061,291
Olympic Industries Ltd.	228,346	719,617
Square Pharmaceuticals Ltd.	2,162,589	6,957,633
Titas Gas Transmission & Distribution Co. Ltd.	2,379,400	1,599,723

		16,338,501
INDIA — 0.42%
Beximco Pharmaceuticals Ltd.	1,999,850	1,949,714

		1,949,714
JORDAN — 1.18%
Arab Bank PLC	433,188	3,706,161
Jordan Petroleum Refinery Co.	328,257	1,787,595

		5,493,756
KAZAKHSTAN — 2.41%
Halyk Savings Bank of Kazakhstan JSC GDR[b]	334,524	1,956,966
KazMunaiGas Exploration Production JSC GDR[b]	1,028,826	8,045,419
KCell JSC GDR[b]	298,656	1,254,355

		11,256,740
KENYA — 6.04%
Co-operative Bank of Kenya Ltd. (The)	10,435,392	1,838,836
East African Breweries Ltd.	2,452,242	6,673,747
Equity Group Holdings Ltd./Kenya	12,187,800	4,981,308
Kenya Commercial Bank Ltd.	13,834,860	5,383,609
Safaricom Ltd.	61,122,000	9,304,426

		28,181,926

Security	Shares	Value

KUWAIT — 24.67%
Agility Public Warehousing Co. KSC	3,405,264	$5,809,506
ALAFCO Aviation Lease & Finance Co. KSCP	1,390,648	967,249
Boubyan Bank KSCP	2,287,866	3,302,694
Burgan Bank SAK	3,143,515	3,970,647
Commercial Real Estate Co. KSC	6,854,884	1,844,162
Jazeera Airways Co. KSC	1,084,478	1,672,259
Kuwait Finance House KSCP	12,305,652	23,012,538
Kuwait International Bank KSCP	2,602,992	1,912,960
Kuwait Projects Co. Holding KSCP	2,643,618	5,030,507
Mabanee Co. SAK	2,177,334	6,643,440
Mezzan Holding Co. KSCC[a]	461,020	1,754,538
Mobile Telecommunications Co. KSC	12,540,990	14,812,193
National Bank of Kuwait SAKP	12,844,404	34,555,155
National Industries Group Holding SAK	5,219,892	2,294,835
VIVA Kuwait Telecom Co.[a]	1,661,640	5,778,669
Warba Bank KSCP[a]	2,507,100	1,677,980

		115,039,332
LUXEMBOURG — 0.94%
Adecoagro SAa	221,064	2,486,970
Globant SAa	53,436	1,878,810

		4,365,780
MAURITIUS — 2.11%
MCB Group Ltd.	829,408	4,748,606
Rockcastle Global Real Estate Co. Ltd.	1,443,870	3,484,513
SBM Holdings Ltd.	75,754,655	1,584,738

		9,817,857
MOROCCO — 5.38%
Attijariwafa Bank	238,632	7,746,331
Banque Centrale Populaire	140,910	3,021,448
Douja Promotion Groupe Addoha SA	999,617	2,758,659
Maroc Telecom	1,000,363	11,569,196

		25,095,634
NIGERIA — 13.19%
Access Bank PLC	95,000,220	2,363,665
Afriland Properties PLC	7,291	80
Dangote Cement PLC	5,409,709	4,269,306
Diamond Bank PLC	7,636,158	87,896
Ecobank Transnational Inc.[a]	38,815,708	2,994,828
FBN Holdings PLC	136,040,736	3,651,458
Guaranty Trust Bank PLC	96,999,150	9,751,108
Lafarge Africa PLC	7,653,479	3,424,927
Nestle Nigeria PLC	1,802,372	7,338,222
Nigerian Breweries PLC	21,594,486	13,025,073
Oando PLC[a]	33,214,826	990,017
SEPLAT Petroleum Development Co. PLC	964,197	1,051,675
Transnational Corp. of Nigeria PLC	141,126,883	1,198,816
United Bank for Africa PLC	131,749,545	2,516,453
Zenith Bank PLC	112,818,488	8,846,285

		61,509,809
OMAN — 5.50%
Bank Muscat SAOG	6,242,496	8,073,661

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

November 30, 2015

Security	Shares	Value

Bank Sohar SAOG	4,829,736	$2,057,075
Oman Cables Industry	489,230	2,426,774
Oman Telecommunications Co. SAOG	2,132,381	8,500,727
OMINVEST	90,156	103,022
Ooredoo QSC	1,872,134	3,520,127
Raysut Cement Co. SAOG	370,544	986,385

		25,667,771
PAKISTAN — 9.52%
Bank Al Habib Ltd.	4,070,000	1,636,334
Engro Corp. Ltd./Pakistan	1,478,461	3,758,208
Fauji Fertilizer Co. Ltd.	3,668,350	4,177,993
Habib Bank Ltd.	3,586,800	6,899,536
Hub Power Co. Ltd. (The)	2,377,530	2,286,360
Lucky Cement Ltd.	1,049,298	4,793,238
MCB Bank Ltd.	3,071,066	5,978,221
National Bank of Pakistan	3,292,626	1,675,576
Oil & Gas Development Co. Ltd.	3,916,200	4,485,522
Pakistan Oilfields Ltd.	366,000	1,017,417
Pakistan Petroleum Ltd.	1,464,150	1,611,072
Pakistan State Oil Co. Ltd.	923,000	2,717,156
United Bank Ltd./Pakistan	2,232,667	3,370,219

		44,406,852
ROMANIA — 4.53%
Banca Transilvania[a]	13,697,130	7,662,730
BRD-Groupe Societe Generale SAa	1,231,829	3,328,873
Electrica SA	1,020,720	2,932,589
OMV Petrom SA	29,206,517	2,097,801
Societatea Nationala de Gaze Naturale ROMGAZ SA	438,367	2,956,393
Transgaz SA Medias	33,553	2,155,473

		21,133,859
SLOVENIA — 0.32%
Zavarovalnica Triglav DD	58,173	1,468,402

		1,468,402
SRI LANKA — 2.36%
Commercial Bank of Ceylon PLC	3,052,806	2,988,374
Hatton National Bank PLC	979,113	1,472,170
John Keells Holdings PLC	5,209,278	6,538,630

		10,999,174
VIETNAM — 3.55%
Bank for Foreign Trade of Vietnam JSC	1,299,300	2,477,332
Hoang Anh Gia Lai International Agriculture JSC	1,091,500	1,508,696
Masan Group Corp.[a]	1,592,100	4,953,200
Saigon Thuong Tin Commercial JSB[a]	2,898,729	1,417,156
Vingroup JSC[a]	3,257,405	6,196,308

		16,552,692

TOTAL COMMON STOCKS (Cost: $552,960,526)		466,812,905

Security	Shares or Principal	Value

CONVERTIBLE BONDS — 0.05%

OMAN — 0.05%
Bank Muscat SAOG
0.45%, 03/20/17	$540,521	$1,418
0.35%, 03/19/18	1,026,177	247,849

		249,267

TOTAL CONVERTIBLE BONDS (Cost: $255,878)		249,267

SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	7,449,157	7,449,157

		7,449,157

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,449,157)		7,449,157

TOTAL INVESTMENTS IN SECURITIES — 101.75% (Cost: $560,665,561)		474,511,329

SHORT POSITIONS[e] — 0.00%

COMMON STOCKS — 0.00%
National Real Estate Co. KSC[a]	(8,470)	(2,640)

		(2,640)

TOTAL SHORT POSITIONS (Proceeds: $2,737)		(2,640)
Other Assets, Less Liabilities — (1.75)%		(8,150,887)

NET ASSETS — 100.00%		$466,357,802

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

84

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 94.24%

AIR FREIGHT & LOGISTICS — 2.44%
Deutsche Post AG Registered	5,018,212	$146,624,106

		146,624,106
AIRLINES — 0.29%
Deutsche Lufthansa AG Registered[a]	1,198,356	17,168,460

		17,168,460
AUTO COMPONENTS — 2.29%
Continental AG	569,711	137,608,882

		137,608,882
AUTOMOBILES — 11.02%
Bayerische Motoren Werke AG	1,714,764	187,081,299
Daimler AG Registered	4,986,648	446,243,205
Volkswagen AGb	183,394	27,368,625

		660,693,129
BANKS — 1.01%
Commerzbank AGa	5,513,099	60,672,125

		60,672,125
CAPITAL MARKETS — 3.06%
Deutsche Bank AG Registered	7,143,297	183,366,514

		183,366,514
CHEMICALS — 11.37%
BASF SE	4,756,829	393,574,365
Evonik Industries AG	724,028	24,729,827
K+S AG Registered	991,267	28,204,210
Lanxess AG	474,001	24,129,704
Linde AG	961,918	167,882,418
Symrise AG	638,689	43,211,771

		681,732,295
CONSTRUCTION MATERIALS — 0.97%
HeidelbergCement AG	729,919	58,095,334

		58,095,334
DIVERSIFIED FINANCIAL SERVICES — 1.43%
Deutsche Boerse AG	999,553	85,710,507

		85,710,507
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.42%
Deutsche Telekom AG Registered	16,700,591	307,877,102
Telefonica Deutschland Holding AG	3,081,062	17,314,876

		325,191,978

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.32%
Osram Licht AG	460,862	$19,450,111

		19,450,111
FOOD & STAPLES RETAILING — 0.51%
METRO AG	923,215	30,772,696

		30,772,696
HEALTH CARE PROVIDERS & SERVICES — 3.98%
Fresenius Medical Care AG & Co. KGaA	1,131,814	93,477,591
Fresenius SE & Co. KGaA	1,975,587	144,992,042

		238,469,633
HOUSEHOLD PRODUCTS — 0.86%
Henkel AG & Co. KGaA	538,196	51,640,578

		51,640,578
INDUSTRIAL CONGLOMERATES — 7.10%
Siemens AG Registered	4,106,454	425,636,352

		425,636,352
INSURANCE — 10.50%
Allianz SE Registered	2,366,817	419,077,104
Hannover Rueck SE	312,289	36,528,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	864,090	174,080,138

		629,685,261
INTERNET & CATALOG RETAIL — 0.25%
Zalando SEa,c	447,361	15,166,622

		15,166,622
INTERNET SOFTWARE & SERVICES — 0.57%
United Internet AG Registered[d]	637,021	33,942,249

		33,942,249
LIFE SCIENCES TOOLS & SERVICES — 0.51%
QIAGEN NVa	1,145,170	30,400,068

		30,400,068
MACHINERY — 0.96%
GEA Group AG	947,094	39,290,745
MAN SE	182,528	18,107,542

		57,398,287
MEDIA — 1.73%
Axel Springer SE	230,586	12,868,308
Kabel Deutschland Holding AG	114,616	14,017,789
ProSiebenSat.1 Media SE Registered	1,133,157	59,480,166
RTL Group SAa	200,413	17,525,964

		103,892,227

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

November 30, 2015

Security	Shares	Value

METALS & MINING — 0.67%
ThyssenKrupp AG	1,905,157	$40,534,399

		40,534,399
MULTI-UTILITIES — 2.13%
E.ON SE	10,363,239	98,462,455
RWE AG	2,534,533	29,150,870

		127,613,325
PERSONAL PRODUCTS — 0.81%
Beiersdorf AG	522,046	48,596,782

		48,596,782
PHARMACEUTICALS — 10.67%
Bayer AG Registered	4,282,788	571,288,687
Merck KGaA	669,350	68,530,197

		639,818,884
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.05%
Deutsche Wohnen AG Bearer	1,747,192	48,060,766
Vonovia SE	2,413,431	74,773,322

		122,834,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.44%
Infineon Technologies AG	5,848,519	86,662,113

		86,662,113
SOFTWARE — 6.68%
SAP SE	5,089,969	400,978,827

		400,978,827
TEXTILES, APPAREL & LUXURY GOODS — 2.25%
adidas AG	1,083,537	104,813,567
HUGO BOSS AG	346,374	29,990,168

		134,803,735
TRADING COMPANIES & DISTRIBUTORS — 0.73%
Brenntag AG	800,160	43,699,561

		43,699,561
TRANSPORTATION INFRASTRUCTURE — 0.22%
Fraport AG Frankfurt Airport Services Worldwide	215,309	13,164,108

		13,164,108

TOTAL COMMON STOCKS (Cost: $6,161,528,528)		5,652,023,236

Security	Shares	Value

PREFERRED STOCKS — 5.34%

AUTOMOBILES — 3.31%
Bayerische Motoren Werke AG	282,255	$23,654,527
Porsche Automobil Holding SE	793,039	41,610,394
Volkswagen AG	961,150	133,538,877

		198,803,798
CHEMICALS — 0.28%
Fuchs Petrolub SE	359,943	17,040,398

		17,040,398
HOUSEHOLD PRODUCTS — 1.75%
Henkel AG & Co. KGaA	922,711	104,761,054

		104,761,054

TOTAL PREFERRED STOCKS (Cost: $435,613,601)		320,605,250

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	16,193	16,193
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	833	833
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[e,f]	318,480	318,480

		335,506

TOTAL SHORT-TERM INVESTMENTS (Cost: $335,506)		335,506

TOTAL INVESTMENTS IN SECURITIES — 99.59% (Cost: $6,597,477,635)		5,972,963,992
Other Assets, Less Liabilities — 0.41%		24,617,847

NET ASSETS — 100.00%		$5,997,581,839

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	87	Dec. 2015	Eurex	$26,137,857	$2,912,585

See accompanying notes to schedules of investments.

86

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.62%

AUSTRALIA — 1.18%
Australian Agricultural Co. Ltd.[a,b]	30,843	$33,076
Costa Group Holdings Ltd.[a]	18,561	34,565
GrainCorp Ltd. Class A	14,444	85,822
Nufarm Ltd./Australia	13,570	83,087
Select Harvests Ltd.	5,727	38,220
Tassal Group Ltd.	12,328	39,215

		313,985
BRAZIL — 0.24%
Sao Martinho SA	3,400	41,671
SLC Agricola SA	4,600	20,225
Tereos Internacional SAa	598	3,340

		65,236
CANADA — 9.35%
Ag Growth International Inc.	1,127	24,645
Agrium Inc.	10,833	1,072,521
Clearwater Seafoods Inc.	1,587	15,338
Potash Corp. of Saskatchewan Inc.	66,585	1,351,551
Rogers Sugar Inc.	6,693	21,763

		2,485,818
CHINA — 1.81%
Century Sunshine Group Holdings Ltd.	186,875	21,455
China Agri-Industries Holdings Ltd.[a]	184,200	64,394
China BlueChemical Ltd. Class H	138,000	37,562
China Huishan Dairy Holdings Co. Ltd.[b]	506,000	187,989
China Modern Dairy Holdings Ltd.[b]	149,000	41,325
First Tractor Co. Ltd. Class Hb	46,000	30,975
Hubei Sanonda Co. Ltd. Class B	15,000	13,197
Leyou Technologies Holdings Ltd.[a,b]	230,000	21,066
Shandong Zhonglu Oceanic Fisheries Co. Ltd.	18,400	19,938
Sinofert Holdings Ltd.	184,000	28,483
YuanShengTai Dairy Farm Ltd.[a]	207,000	15,755

		482,139
FINLAND — 0.08%
HKScan OYJ Class A	2,369	10,033
Ponsse OYJ	517	10,347

		20,380
FRANCE — 0.27%
Naturex[a,b]	506	36,073
Vilmorin & Cie SA	483	35,887

		71,960
GERMANY — 2.30%
K+S AG Registered	15,364	437,147
KWS Saat SE	161	49,482

Security	Shares	Value

Suedzucker AG	6,601	$124,723

		611,352
HONG KONG — 0.98%
China Ocean Resources Co. Ltd.[a]	2,712	11,463
Ko Yo Chemical Group Ltd.[a]	184,000	12,105
WH Group Ltd.[a,b,c]	460,000	237,360

		260,928
INDONESIA — 0.94%
Astra Agro Lestari Tbk PT	32,200	39,450
Charoen Pokphand Indonesia Tbk PT	586,500	134,172
Eagle High Plantations Tbk PT	878,600	8,954
Japfa Comfeed Indonesia Tbk PTa	397,900	13,518
Malindo Feedmill Tbk PT	21,200	2,237
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	243,800	21,146
PT Bisi International Tbk	108,100	10,353
Salim Ivomas Pratama Tbk PT	193,200	5,237
Sawit Sumbermas Sarana Tbk PT	142,600	16,285

		251,352
IRELAND — 0.28%
Origin Enterprises PLC[a]	9,246	73,288

		73,288
ISRAEL — 0.98%
Israel Chemicals Ltd.	39,606	199,294
Israel Corp. Ltd. (The)	276	61,337

		260,631
ITALY — 2.06%
CNH Industrial NV	74,635	549,022

		549,022
JAPAN — 7.65%
Hokuto Corp.	2,300	43,545
Kubota Corp.	92,000	1,532,463
Kumiai Chemical Industry Co. Ltd.	4,600	39,813
Maruha Nichiro Corp.	2,300	36,549
NH Foods Ltd.	14,000	270,165
Nihon Nohyaku Co. Ltd.	4,600	30,373
Nippon Beet Sugar Manufacturing Co. Ltd.	7,000	11,527
Sakata Seed Corp.	2,300	46,287
YAMABIKO Corp.	2,300	22,146

		2,032,868
MALAYSIA — 2.34%
Boustead Plantations Bhd	46,000	15,858
Felda Global Ventures Holdings Bhd	103,500	42,963
Genting Plantations Bhd	18,400	44,274
IOI Corp. Bhd	230,000	234,639
Kuala Lumpur Kepong Bhd	32,200	173,234
Kulim Malaysia Bhd	32,200	29,225
QL Resources Bhd	42,850	43,714
TDM Bhd	87,400	13,733
TSH Resources Bhd	48,300	23,448

		621,088

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2015

Security	Shares	Value

MEXICO — 0.22%
Industrias Bachoco SAB de CV Series B	13,800	$57,474

		57,474
NETHERLANDS — 0.64%
OCI NVa	6,726	169,742

		169,742
NORWAY — 4.84%
Austevoll Seafood ASA	7,222	44,711
Bakkafrost P/F	3,174	86,461
Leroy Seafood Group ASA	1,702	62,732
Marine Harvest ASA	26,634	360,458
Salmar ASA	4,094	68,846
Yara International ASA	14,352	665,032

		1,288,240
POLAND — 0.36%
Grupa Azoty SAa	3,542	94,556

		94,556
RUSSIA — 0.12%
Acron JSC	669	32,606

		32,606
SINGAPORE — 2.09%
Bumitama Agri Ltd.[b]	31,900	16,981
First Resources Ltd.[b]	46,000	64,970
Golden Agri-Resources Ltd.	563,500	143,980
Indofood Agri Resources Ltd.[b]	46,000	16,977
Japfa Ltd.[a,b]	29,900	10,186
Wilmar International Ltd.	149,500	303,467

		556,561
SOUTH AFRICA — 0.48%
Astral Foods Ltd.	3,105	25,408
Illovo Sugar Ltd.	18,078	20,184
Oceana Group Ltd.	3,266	25,594
Tongaat Hulett Ltd.	8,510	57,894

		129,080
SOUTH KOREA — 0.39%
Dongwon Industries Co. Ltd.	92	21,529
Easy Bio Inc.	3,105	17,562
Farmsco[a]	966	13,305
Harim Co. Ltd.[a]	2,150	9,097
Namhae Chemical Corp.	1,794	15,647
Nong Woo Bio Co. Ltd.	667	13,017
Silla Co. Ltd.	549	7,348
TS Corp./Korea	322	6,187

		103,692

Security	Shares	Value

SPAIN — 0.00%
Pescanova SAa	414	$—

		—
SWEDEN — 0.08%
Scandi Standard AB	3,381	20,062

		20,062
SWITZERLAND — 10.28%
Syngenta AG Registered	7,406	2,732,716

		2,732,716
TAIWAN — 0.32%
Taiwan Fertilizer Co. Ltd.	69,000	84,976

		84,976
THAILAND — 0.68%
Charoen Pokphand Foods PCL NVDR	242,600	141,472
GFPT PCL NVDR	44,800	13,375
Kaset Thai International Sugar Corp. PCL	64,400	14,285
Khon Kaen Sugar Industry PCL NVDR	92,140	11,260

		180,392
TURKEY — 0.08%
Gubre Fabrikalari TAS	8,947	20,440

		20,440
UNITED KINGDOM — 0.16%
Sirius Minerals PLC[a]	151,363	42,721

		42,721
UNITED STATES — 46.42%
AGCO Corp.	5,658	284,371
AgroFresh Solutions Inc.[a]	1,794	11,571
Alico Inc.	322	13,743
American Vanguard Corp.	2,461	38,785
Archer-Daniels-Midland Co.	48,484	1,769,181
Bunge Ltd.	11,293	752,227
Cal-Maine Foods Inc.	2,438	132,895
CF Industries Holdings Inc.	18,722	863,833
Darling Ingredients Inc.[a]	13,363	146,325
Deere & Co.	24,817	1,974,689
FMC Corp.	10,649	457,588
Fresh Del Monte Produce Inc.	2,852	124,661
Ingredion Inc.	5,658	557,709
Intrepid Potash Inc.[a]	5,658	20,312
Lindsay Corp.	943	65,784
Monsanto Co.	37,306	3,550,039
Mosaic Co. (The)	25,783	815,774
Omega Protein Corp.[a]	1,196	29,398
Sanderson Farms Inc.	1,679	125,606
Scotts Miracle-Gro Co. (The) Class A	3,657	255,222
Titan International Inc.	4,163	18,067
Toro Co. (The)	4,324	333,251

		12,341,031

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

November 30, 2015

Security	Shares	Value

TOTAL COMMON STOCKS (Cost: $31,076,213)		$25,954,336

INVESTMENT COMPANIES — 1.42%

INDIA — 1.42%
iShares India 50 ETF[d]	13,844	377,803

		377,803

TOTAL INVESTMENT COMPANIES (Cost: $384,865)		377,803

PREFERRED STOCKS — 0.49%

CHILE — 0.49%
Sociedad Quimica y Minera de Chile SA Series B	7,843	130,640

		130,640

TOTAL PREFERRED STOCKS (Cost: $212,375)		130,640

SHORT-TERM INVESTMENTS — 2.36%

MONEY MARKET FUNDS — 2.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	581,168	581,168
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	29,878	29,878
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	16,021	16,021

		627,067

TOTAL SHORT-TERM INVESTMENTS (Cost: $627,067)		627,067

TOTAL INVESTMENTS IN SECURITIES — 101.89% (Cost: $32,300,520)		27,089,846
Other Assets, Less Liabilities — (1.89)%		(502,135)

NET ASSETS — 100.00%		$26,587,711

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.68%

AUSTRALIA — 1.56%
AWE Ltd.[a,b]	7,973	$3,755
Beach Energy Ltd.	18,786	7,010
Karoon Gas Australia Ltd.[a,b]	4,454	5,503
Oil Search Ltd.	19,788	117,575
Santos Ltd.	26,537	77,107
Whitehaven Coal Ltd.[a,b]	11,560	7,580
Woodside Petroleum Ltd.	12,240	267,049

		485,579
AUSTRIA — 0.25%
OMV AG	2,703	77,122

		77,122
BRAZIL — 0.38%
Petroleo Brasileiro SAa	47,600	114,298
QGEP Participacoes SA	3,400	5,145

		119,443
CANADA — 7.78%
Advantage Oil & Gas Ltd.[a]	2,941	15,548
ARC Resources Ltd.	5,394	74,126
Bankers Petroleum Ltd.[a]	3,587	4,229
Baytex Energy Corp.	3,266	13,612
Bellatrix Exploration Ltd.[a,b]	3,876	6,316
Birchcliff Energy Ltd.[a]	1,785	7,346
Bonavista Energy Corp.	2,652	4,819
Bonterra Energy Corp.	476	7,832
Cameco Corp.	6,103	74,795
Canadian Natural Resources Ltd.	18,003	437,215
Canadian Oil Sands Ltd.	7,497	48,192
Cardinal Energy Ltd.	906	7,008
Cenovus Energy Inc.	13,243	196,509
Crescent Point Energy Corp.	7,939	104,152
Crew Energy Inc.[a]	3,009	10,168
Denison Mines Corp.[a,b]	4,573	1,786
Encana Corp.	13,124	109,592
Enerplus Corp.	3,570	17,587
Freehold Royalties Ltd.	868	7,594
Husky Energy Inc.	5,702	77,201
Imperial Oil Ltd.	5,304	172,784
Kelt Exploration Ltd.[a]	2,149	7,181
MEG Energy Corp.[a]	2,618	21,999
NuVista Energy Ltd.[a]	2,482	7,586
Pacific Exploration and Production Corp.[b]	1,564	2,185
Painted Pony Petroleum Ltd.[a]	1,649	5,572
Paramount Resources Ltd. Class Aa,b	1,156	7,761
Parex Resources Inc.[a]	1,700	13,941
Pengrowth Energy Corp.	9,555	8,180
Penn West Petroleum Ltd.	2,006	2,154
Peyto Exploration & Development Corp.	2,499	50,950
PrairieSky Royalty Ltd.	2,261	43,551
Raging River Exploration Inc.[a]	3,281	21,312
Seven Generations Energy Ltd.[a]	1,258	14,803

Security	Shares	Value

Suncor Energy Inc.	23,494	$651,018
Surge Energy Inc.	4,624	8,716
TORC Oil & Gas Ltd.	1,326	6,433
Tourmaline Oil Corp.[a,b]	3,094	58,992
Vermilion Energy Inc.	2,006	60,241
Whitecap Resources Inc.	3,757	32,304

		2,423,290
CHINA — 2.40%
China Coal Energy Co. Ltd. Class Hb	68,000	27,369
China Shenhua Energy Co. Ltd. Class H	51,000	79,606
CNOOC Ltd.	289,000	319,870
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	74
Kunlun Energy Co. Ltd.	68,000	59,562
MIE Holdings Corp.[a]	32,000	3,963
PetroChina Co. Ltd. Class H	340,000	241,668
Yanzhou Coal Mining Co. Ltd. Class Hb	34,000	15,526

		747,638
COLOMBIA — 0.12%
Ecopetrol SA	89,046	36,911

		36,911
FINLAND — 0.21%
Neste OYJ	2,261	65,143

		65,143
FRANCE — 5.52%
Etablissements Maurel et Prom[a,b]	1,258	4,058
MPI	3,026	7,191
Total SA	34,425	1,708,824

		1,720,073
GREECE — 0.01%
Motor Oil Hellas Corinth Refineries SAa	176	1,955

		1,955
HUNGARY — 0.11%
MOL Hungarian Oil & Gas PLC	731	33,529

		33,529
INDIA — 1.24%
Reliance Industries Ltd. GDR[c]	13,498	385,368

		385,368
INDONESIA — 0.09%
Adaro Energy Tbk PT	324,700	12,908
Sugih Energy Tbk PTa	525,300	14,428

		27,336
ISRAEL — 0.09%
Naphtha Israel Petroleum Corp. Ltd.[a]	1,038	5,524
Oil Refineries Ltd.[a]	24,736	9,334
Paz Oil Co. Ltd.	85	13,312

		28,170

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2015

Security	Shares	Value

ITALY — 2.17%
Eni SpA	40,409	$658,094
ERG SpA	918	11,470
Saras SpA[a]	4,074	8,154

		677,718
JAPAN — 1.36%
Cosmo Energy Holdings Co. Ltd.[a]	1,700	22,312
Idemitsu Kosan Co. Ltd.	1,700	28,103
INPEX Corp.	17,000	168,580
Japan Petroleum Exploration Co. Ltd.	100	2,770
JX Holdings Inc.	40,800	165,245
Nippon Coke & Engineering Co. Ltd.	6,800	5,737
Showa Shell Sekiyu KK	3,400	29,924

		422,671
NORWAY — 0.98%
Det Norske Oljeselskap ASA[a,b]	1,853	12,251
DNO ASA[a,b]	13,447	13,351
Statoil ASA	18,037	279,218

		304,820
POLAND — 0.33%
Grupa Lotos SAa	1,904	13,424
Lubelski Wegiel Bogdanka SA	127	1,288
Polski Koncern Naftowy Orlen SA	5,321	89,386

		104,098
PORTUGAL — 0.21%
Galp Energia SGPS SA	6,324	67,258

		67,258
RUSSIA — 2.18%
Lukoil PJSC	3,981	152,827
Lukoil PJSC ADR	4,193	161,556
NOVATEK OAO GDR[d]	1,418	132,725
Rosneft OAO	9,280	37,444
Rosneft OAO GDR[d]	5,312	21,354
Surgutneftegas OAO	54,400	27,922
Surgutneftegas OAO ADR	5,440	27,200
Tatneft PAO Class S	24,820	118,562

		679,590
SOUTH AFRICA — 0.03%
Exxaro Resources Ltd.	3,009	9,390

		9,390
SOUTH KOREA — 0.53%
S-Oil Corp.	867	55,551
SK Innovation Co. Ltd.[a]	986	108,558

		164,109

Security	Shares	Value

SPAIN — 0.73%
Repsol SA	17,408	$226,969

		226,969
SWEDEN — 0.21%
Lundin Petroleum ABa	4,199	67,166

		67,166
THAILAND — 0.36%
Bangchak Petroleum PCL (The) NVDR	8,500	8,241
Banpu PCL NVDR[b]	22,100	11,901
Esso Thailand PCL NVDR[a]	54,400	8,272
IRPC PCL NVDR	176,800	20,719
PTT Exploration & Production PCL NVDR	20,431	37,197
Thai Oil PCL NVDR	15,300	24,973

		111,303
TURKEY — 0.18%
Tupras Turkiye Petrol Rafinerileri ASa	2,329	57,654

		57,654
UNITED KINGDOM — 16.58%
Amerisur Resources PLC[a,b]	22,168	8,342
BG Group PLC	54,349	843,887
BP PLC	291,567	1,690,847
Cairn Energy PLC[a]	9,401	20,307
EnQuest PLC[a,b]	15,011	5,084
Faroe Petroleum PLC[a,b]	2,788	2,277
Gulf Keystone Petroleum Ltd.[a,b]	15,866	5,135
Ophir Energy PLC[a,b]	9,367	13,889
Premier Oil PLC[a]	9,333	9,982
Royal Dutch Shell PLC Class A	62,407	1,543,456
Royal Dutch Shell PLC Class B	38,896	967,249
SOCO International PLC	3,689	7,510
Tullow Oil PLC[a]	16,286	48,148

		5,166,113
UNITED STATES — 53.07%
Alon USA Energy Inc.	136	2,392
Anadarko Petroleum Corp.	8,228	492,857
Antero Resources Corp.[a]	1,190	24,526
Apache Corp.	6,298	309,736
Bill Barrett Corp.[a]	799	5,018
Bonanza Creek Energy Inc.[a]	697	5,917
Cabot Oil & Gas Corp.	6,766	127,404
California Resources Corp.	4,998	20,492
Callon Petroleum Co.[a]	1,683	15,972
Carrizo Oil & Gas Inc.[a]	782	31,577
Chesapeake Energy Corp.	9,010	47,483
Chevron Corp.	29,971	2,736,952
Cimarex Energy Co.	1,581	188,171
Clayton Williams Energy Inc.[a]	102	5,754
Cobalt International Energy Inc.[a]	4,590	33,828
Concho Resources Inc.[a]	1,989	217,676
ConocoPhillips	19,907	1,075,973
CONSOL Energy Inc.	3,859	30,409
Continental Resources Inc./OKa	1,649	59,859

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

November 30, 2015

Security	Shares	Value

CVR Energy Inc.	272	$12,988
Delek U.S. Holdings Inc.	867	24,007
Denbury Resources Inc.	6,188	22,896
Devon Energy Corp.	6,375	293,314
Diamondback Energy Inc.[a]	1,004	78,332
Energen Corp.	1,275	75,595
EOG Resources Inc.	8,840	737,521
EQT Corp.	2,465	141,047
Exxon Mobil Corp.	66,453	5,426,552
Gulfport Energy Corp.[a]	1,683	42,782
Halcon Resources Corp.[a]	2,346	1,431
Hess Corp.	4,284	252,756
HollyFrontier Corp.	2,958	142,221
Kosmos Energy Ltd.[a]	1,649	11,065
Laredo Petroleum Inc.[a]	2,414	26,288
LinnCo LLC	1,871	3,293
Marathon Oil Corp.	11,084	194,081
Marathon Petroleum Corp.	8,568	500,457
Matador Resources Co.[a]	1,105	28,398
Memorial Resource Development Corp.[a]	1,445	23,539
Murphy Oil Corp.	2,907	83,082
Newfield Exploration Co.[a]	2,550	97,563
Noble Energy Inc.	6,978	255,883
Northern Oil and Gas Inc.[a]	1,445	7,413
Oasis Petroleum Inc.[a]	2,023	23,244
Occidental Petroleum Corp.	12,189	921,366
Parsley Energy Inc. Class Aa	1,088	21,379
PBF Energy Inc.	1,360	55,066
PDC Energy Inc.[a]	646	36,493
Peabody Energy Corp.	130	1,482
Pioneer Natural Resources Co.	2,431	351,887
QEP Resources Inc.	2,754	43,513
Range Resources Corp.	2,839	81,139
RSP Permian Inc.[a]	833	23,641
Sanchez Energy Corp.[a]	705	3,525
SM Energy Co.	1,173	34,451
Southwestern Energy Co.[a]	6,188	55,754
Stone Energy Corp.[a]	918	6,692
Synergy Resources Corp.[a]	918	10,456
Tesoro Corp.	1,989	229,073
Ultra Petroleum Corp.[a]	2,431	9,748
Valero Energy Corp.	7,939	570,497
W&T Offshore Inc.	1,020	3,825
Western Refining Inc.	1,292	58,476
Whiting Petroleum Corp.[a]	3,300	54,483
WPX Energy Inc.[a]	3,026	25,963

		16,536,653

TOTAL COMMON STOCKS (Cost: $36,127,735)		30,747,069

PREFERRED STOCKS — 0.63%

BRAZIL — 0.41%
Petroleo Brasileiro SA	64,600	126,436

		126,436

Security	Shares	Value

RUSSIA — 0.22%
Surgutneftegas OAO	108,800	$70,010

		70,010

TOTAL PREFERRED STOCKS (Cost: $301,891)		196,446

WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[e,f,g]	189,341	189,341
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[e,f,g]	9,734	9,734
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[e,f]	31,487	31,487

		230,562

TOTAL SHORT-TERM INVESTMENTS (Cost: $230,562)		230,562

TOTAL INVESTMENTS IN SECURITIES — 100.05% (Cost: $36,660,188)		31,174,077
Other Assets, Less Liabilities — (0.05)%		(17,102)

NET ASSETS — 100.00%		$31,156,975

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

92

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.60%

AUSTRALIA — 6.56%
Newcrest Mining Ltd.[a]	302,058	$2,387,885
St. Barbara Ltd.[a]	868,114	638,471

		3,026,356
CANADA — 56.26%
Agnico Eagle Mines Ltd.	82,175	2,189,441
Alacer Gold Corp.[a]	399,284	770,593
Alamos Gold Inc. Class A	331,814	1,011,651
Barrick Gold Corp.	555,503	4,100,623
Centerra Gold Inc.	214,347	1,168,595
China Gold International Resources Corp. Ltd.[a]	499,797	701,851
Eldorado Gold Corp.	636,121	1,953,768
Goldcorp Inc.	421,082	4,992,967
IAMGOLD Corp.[a,b]	588,892	902,144
Kinross Gold Corp.[a]	1,045,785	2,049,712
Kirkland Lake Gold Inc.[a]	182,169	648,429
Lake Shore Gold Corp.[a]	890,258	641,796
New Gold Inc.[a,b]	569,516	1,257,370
Primero Mining Corp.[a]	323,510	731,247
SEMAFO Inc.[a]	400,149	946,547
Yamana Gold Inc.	896,832	1,899,197

		25,965,931
CHINA — 0.82%
China Precious Metal Resources Holdings Co. Ltd.[a]	9,503,000	380,024

		380,024
HONG KONG — 1.61%
G-Resources Group Ltd.	35,811,000	743,758

		743,758
PERU — 2.34%
Cia. de Minas Buenaventura SA ADR	228,014	1,080,786

		1,080,786
SOUTH AFRICA — 12.61%
AngloGold Ashanti Ltd.[a]	314,860	1,993,968
Gold Fields Ltd.	747,360	1,906,234
Harmony Gold Mining Co. Ltd.[a,b]	1,047,861	669,992
Sibanye Gold Ltd.	953,403	1,250,928

		5,821,122
TURKEY — 1.11%
Koza Altin Isletmeleri AS	125,771	510,613

		510,613
UNITED KINGDOM — 7.44%
Acacia Mining PLC	52,592	137,434
Centamin PLC	1,280,892	1,192,547

Security	Shares	Value

Randgold Resources Ltd.	34,600	$2,105,211

		3,435,192
UNITED STATES — 11.85%
McEwen Mining Inc.	702,034	624,810
Newmont Mining Corp.	263,133	4,844,279

		5,469,089

TOTAL COMMON STOCKS (Cost: $76,407,863)		46,432,871

SHORT-TERM INVESTMENTS — 2.44%

MONEY MARKET FUNDS — 2.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	1,038,222	1,038,222
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	53,376	53,376
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	32,203	32,203

		1,123,801

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,123,801)		1,123,801

TOTAL INVESTMENTS IN SECURITIES — 103.04% (Cost: $77,531,664)		47,556,672
Other Assets, Less Liabilities — (3.04)%		(1,402,541)

NET ASSETS — 100.00%		$46,154,131

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

93

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.08%

AUSTRALIA — 17.11%
Alumina Ltd.	487,186	$397,142
Arrium Ltd.[a,b]	585,758	33,531
BHP Billiton Ltd.	602,352	7,895,637
BlueScope Steel Ltd.	107,896	326,017
CuDeco Ltd.[a,b]	14,498	11,608
Fortescue Metals Group Ltd.[a]	289,432	411,056
Iluka Resources Ltd.	81,346	338,924
Independence Group NLa	78,781	138,145
Jacana Minerals Ltd.[a]	6,808	—
Metals X Ltd.	56,248	43,814
OZ Minerals Ltd.	60,164	175,251
Rio Tinto Ltd.	80,100	2,664,637
Sandfire Resources NL	27,590	105,157
Sims Metal Management Ltd.	33,998	166,286
South32 Ltd.[b]	1,005,522	867,035
Syrah Resources Ltd.[a,b]	33,286	84,658
Western Areas Ltd.	38,804	62,139

		13,721,037
AUSTRIA — 0.87%
Voestalpine AG	21,360	694,828

		694,828
BELGIUM — 0.36%
Bekaert SAa	7,120	201,643
Nyrstar NVa,b	53,992	84,851

		286,494
BRAZIL — 1.19%
Cia. Siderurgica Nacional SA	114,200	160,276
Vale SA	236,500	794,801

		955,077
CANADA — 3.44%
Altius Minerals Corp.	4,984	43,677
Canam Group Inc.	7,120	74,801
Dominion Diamond Corp.	17,088	141,411
First Quantum Minerals Ltd.[a]	130,008	474,478
HudBay Minerals Inc.	45,229	201,410
Imperial Metals Corp.[a,b]	9,434	48,883
Ivanhoe Mines Ltd. Class Ab	101,104	50,110
Labrador Iron Ore Royalty Corp.	12,104	116,800
Lucara Diamond Corp.	59,452	98,220
Lundin Mining Corp.[b]	119,794	328,351
Major Drilling Group International Inc.	17,978	66,288
Nevsun Resources Ltd.	36,539	100,152
Stornoway Diamond Corp.[b]	87,042	54,252
Teck Resources Ltd. Class B	106,946	456,166
Turquoise Hill Resources Ltd.[b]	189,570	501,097

		2,756,096

Security	Shares	Value

CHILE — 0.05%
CAP SA	14,642	$38,634

		38,634
CHINA — 1.25%
Aluminum Corp. of China Ltd. Class Ha,b	712,000	226,864
China Metal Recycling Holdings Ltd.[b]	132,000	—
China Rare Earth Holdings Ltd.[a,b]	357,200	29,951
CITIC Dameng Holdings Ltd.[a,b]	494,000	38,236
Honbridge Holdings Ltd.[a,b]	712,000	93,685
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	91,074	79,052
Jiangxi Copper Co. Ltd. Class H	228,000	272,649
MMG Ltd.[a,b]	160,000	33,230
North Mining Shares Co. Ltd.[a,b]	5,060,000	54,830
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,086,000	42,028
Shougang Fushan Resources Group Ltd.[a]	712,000	95,522
Tiangong International Co. Ltd.	164,000	14,386
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	178,000	19,059

		999,492
EGYPT — 0.06%
Ezz Steel[b]	44,480	45,786

		45,786
FINLAND — 0.21%
Outokumpu OYJ[a,b]	54,116	167,920

		167,920
FRANCE — 1.55%
APERAM SAb	8,617	292,956
ArcelorMittal[a]	185,557	909,721
Eramet[a,b]	1,246	42,006

		1,244,683
GERMANY — 2.58%
Aurubis AG	6,764	421,270
Salzgitter AG	7,482	183,961
ThyssenKrupp AG	68,708	1,461,842

		2,067,073
GREECE — 0.04%
Mytilineos Holdings SA	8,031	35,370

		35,370
HONG KONG — 0.02%
China Daye Non-Ferrous Metals Mining Ltd.[b]	712,000	14,236

		14,236
INDIA — 0.57%
Tata Steel Ltd. GDR[c]	133,144	460,678

		460,678

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2015

Security	Shares	Value

INDONESIA — 0.32%
Aneka Tambang Persero Tbk PTb	2,789,638	$63,515
Hanson International Tbk PTb	3,079,400	145,790
Krakatau Steel Persero Tbk PTb	1,054,800	23,025
Timah Persero Tbk PT	718,067	27,249

		259,579
JAPAN — 12.52%
Asahi Holdings Inc.	4,900	77,228
Dowa Holdings Co. Ltd.	31,000	238,133
Hitachi Metals Ltd.	31,000	401,330
JFE Holdings Inc.	92,300	1,453,979
Kobe Steel Ltd.	712,000	831,668
Maruichi Steel Tube Ltd.	17,800	492,359
Mitsubishi Materials Corp.	193,000	681,011
Mitsui Mining & Smelting Co. Ltd.	67,000	128,804
Neturen Co. Ltd.	1,600	12,369
Nippon Denko Co. Ltd.	106,800	196,655
Nippon Light Metal Holdings Co. Ltd.	195,800	349,416
Nippon Steel & Sumitomo Metal Corp.	152,740	3,063,349
Nippon Yakin Kogyo Co. Ltd.[a,b]	142,400	187,125
Nisshin Steel Co. Ltd.	17,800	194,489
OSAKA Titanium Technologies Co. Ltd.	1,800	43,803
Sumitomo Metal Mining Co. Ltd.	86,000	968,267
Toho Titanium Co. Ltd.[b]	6,200	62,362
Tokyo Steel Manufacturing Co. Ltd.	35,600	219,179
TOPY Industries Ltd.	44,000	104,932
Toyo Kohan Co. Ltd.	17,800	61,509
UACJ Corp.	43,386	104,171
Yamato Kogyo Co. Ltd.	6,500	167,140

		10,039,278
MALAYSIA — 0.05%
Press Metal Bhd	89,000	43,623

		43,623
MEXICO — 2.22%
Grupo Mexico SAB de CV Series B	729,800	1,594,872
Grupo Simec SAB de CV Series Ba,b	17,800	42,383
Industrias CH SAB de CV Series Ba,b	23,700	82,463
Minera Frisco SAB de CV Series A1[a,b]	124,600	61,077

		1,780,795
NORWAY — 1.24%
Norsk Hydro ASA	256,498	992,667

		992,667
PERU — 0.99%
Southern Copper Corp.[a]	30,794	792,330

		792,330
PHILIPPINES — 0.08%
Atlas Consolidated Mining & Development Corp.[b]	178,000	15,633
Nickel Asia Corp.	338,200	46,920

		62,553

Security	Shares	Value

POLAND — 0.65%
Boryszew SA	4,272	$5,071
Jastrzebska Spolka Weglowa SAa,b	11,037	34,363
KGHM Polska Miedz SA	27,154	485,498

		524,932
RUSSIA — 2.53%
Alrosa PAO	247,000	192,933
Mechel ADR[b]	29,014	26,113
MMC Norilsk Nickel PJSC	10,146	1,384,086
Severstal PAO	39,160	423,869

		2,027,001
SINGAPORE — 0.06%
Midas Holdings Ltd.[a]	218,400	47,278

		47,278
SOUTH AFRICA — 0.83%
African Rainbow Minerals Ltd.	22,167	66,547
Anglo American Platinum Ltd.[b]	10,502	145,659
ArcelorMittal South Africa Ltd.[b]	39,516	15,757
Assore Ltd.	6,586	30,258
Impala Platinum Holdings Ltd.[b]	121,168	265,696
Northam Platinum Ltd.[b]	69,776	108,390
Royal Bafokeng Platinum Ltd.[b]	17,444	30,847

		663,154
SOUTH KOREA — 4.59%
Dongkuk Steel Mill Co. Ltd.[a,b]	11,818	66,843
Hyundai Steel Co.	15,169	665,416
Jenax Inc.[b]	1,780	27,053
KISCO Corp.	896	33,966
KISWIRE Ltd.	1,159	40,834
Korea Zinc Co. Ltd.	1,602	629,429
Poongsan Corp.	4,287	96,805
Poongsan Holdings Corp.	1,602	55,680
POSCO	12,994	1,896,279
POSCO Chemtech Co. Ltd.	4,450	50,915
SeAH Besteel Corp.	2,745	68,148
SeAH Holdings Corp.	178	23,056
SeAH Steel Corp.	561	27,080

		3,681,504
SPAIN — 0.43%
Acerinox SAa	27,946	300,465
Tubacex SAa	20,826	41,571

		342,036
SWEDEN — 1.57%
Boliden AB	52,089	957,433
Granges AB	7,120	52,659
SSAB AB Class Aa,b	41,861	144,815
SSAB AB Class Bb	34,176	101,104

		1,256,011

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2015

Security	Shares	Value

SWITZERLAND — 0.07%
Schmolz + Bickenbach AG Registered[a,b]	112,497	$59,097

		59,097
TAIWAN — 2.37%
China Metal Products	178,011	142,607
China Steel Corp.	2,314,612	1,286,999
Chung Hung Steel Corp.[b]	69,000	8,857
Feng Hsin Steel Co. Ltd.	178,000	203,673
Gloria Material Technology Corp.	178,201	95,537
TA Chen Stainless Pipe	32,582	13,974
Ton Yi Industrial Corp.	70,000	31,738
Tung Ho Steel Enterprise Corp.	75,000	38,601
Yieh Phui Enterprise Co. Ltd.	363,440	80,722

		1,902,708
THAILAND — 0.07%
STP & I PCL NVDR[a]	149,560	52,997

		52,997
TURKEY — 0.55%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	8,425	17,189
Eregli Demir ve Celik Fabrikalari TAS	261,485	338,271
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Aa	19,423	10,091
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	153,815	66,151
Koza Anadolu Metal Madencilik Isletmeleri ASb	34,717	12,422

		444,124
UNITED KINGDOM — 23.65%
African Minerals Ltd.[a]	69,505	1
Anglo American PLC	263,649	1,621,814
Antofagasta PLC	76,006	580,640
BHP Billiton PLC	395,160	4,740,238
Evraz PLC[b]	67,821	85,195
Ferrexpo PLC	33,287	12,902
Gem Diamonds Ltd.	24,742	37,151
Glencore PLC	2,298,931	3,346,730
KAZ Minerals PLC[a,b]	51,442	78,133
Lonmin PLC[a,b]	106,622	1,974
Petra Diamonds Ltd.[a]	101,282	97,803
Rio Tinto PLC	237,452	7,893,990
Vedanta Ltd. ADR	68,227	382,071
Vedanta Resources PLC[a]	15,308	86,827

		18,965,469
UNITED STATES — 13.99%
AK Steel Holding Corp.[a,b]	33,642	80,068
Alcoa Inc.	246,174	2,304,189
Allegheny Technologies Inc.	19,986	253,223
Carpenter Technology Corp.	9,434	339,058
Century Aluminum Co.[b]	9,968	37,181
Cliffs Natural Resources Inc.[a]	25,988	58,213
Commercial Metals Co.	21,894	323,812
Compass Minerals International Inc.	6,764	569,123
Freeport-McMoRan Inc.	195,012	1,595,198
Globe Specialty Metals Inc.	12,460	126,718
Haynes International Inc.	2,314	90,477

Security	Shares	Value

Kaiser Aluminum Corp.	3,738	$320,421
Materion Corp.	3,916	113,642
Nucor Corp.	59,274	2,456,907
Reliance Steel & Aluminum Co.	14,418	847,923
Schnitzer Steel Industries Inc. Class A	4,984	82,286
Steel Dynamics Inc.	45,034	783,141
Stillwater Mining Co.[b]	23,852	223,255
SunCoke Energy Inc.	11,926	45,080
TimkenSteel Corp.	6,764	69,061
U.S. Steel Corp.[a]	27,083	218,560
Worthington Industries Inc.	9,078	279,330

		11,216,866

TOTAL COMMON STOCKS (Cost: $128,027,092)		78,641,406

PREFERRED STOCKS — 1.65%

BRAZIL — 1.65%
Bradespar SA	35,600	48,329
Cia. Ferro Ligas da Bahia-Ferbasa	1,002	1,629
Gerdau SA	170,000	264,618
Metalurgica Gerdau SA	89,000	44,967
Vale SA	356,000	965,661

		1,325,204

TOTAL PREFERRED STOCKS (Cost: $2,590,021)		1,325,204

RIGHTS — 0.00%

UNITED KINGDOM — 0.00%
Lonmin PLC[a,b]	4,904,612	2,495

		2,495

TOTAL RIGHTS (Cost: $125,689)		2,495

SHORT-TERM INVESTMENTS — 6.10%

MONEY MARKET FUNDS — 6.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	4,632,525	4,632,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	238,161	238,161

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	17,809	$17,809

		4,888,495

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,888,495)		4,888,495

TOTAL INVESTMENTS IN SECURITIES — 105.83% (Cost: $135,631,297)		84,857,600
Other Assets, Less Liabilities — (5.83)%		(4,674,379)

NET ASSETS — 100.00%		$80,183,221

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.99%

AUSTRALIA — 0.00%
Alcyone Resources Ltd.[a]	26,593,384	$193

		193
CANADA — 58.59%
Alexco Resource Corp.[a]	358,092	122,353
Americas Silver Corp.[a]	1,052,709	102,769
Dalradian Resources Inc.[a,b]	342,825	175,062
Endeavour Silver Corp.[a,b]	136,899	195,328
Excellon Resources Inc.[a]	465,738	87,436
First Majestic Silver Corp.[a,b]	150,171	502,957
Fortuna Silver Mines Inc.[a,b]	133,098	326,835
GoGold Resources Inc.[a]	201,747	175,742
Great Panther Silver Ltd.[a]	362,250	171,380
Levon Resources Ltd.	458,594	60,267
MAG Silver Corp.[a,b]	57,120	398,058
Mandalay Resources Corp.	408,534	223,955
Minco Silver Corp.[a]	360,150	98,716
Pan American Silver Corp.	80,388	560,811
Silver Standard Resources Inc.[a]	75,453	397,762
Silver Wheaton Corp.	214,431	2,826,016
Silvercorp Metals Inc.	273,630	170,550
Tahoe Resources Inc.	75,621	667,252

		7,263,249
CHINA — 1.74%
China Silver Group Ltd.[b]	812,000	215,780

		215,780
HONG KONG — 4.36%
G-Resources Group Ltd.[b]	20,097,000	417,394
Loco Hong Kong Holdings Ltd.[a,b]	1,260,000	123,530

		540,924
MEXICO — 6.76%
Industrias Penoles SAB de CV	67,095	838,061

		838,061
PERU — 4.35%
Cia. de Minas Buenaventura SA ADR	113,631	538,611

		538,611
UNITED KINGDOM — 12.78%
Arian Silver Corp.[a,b]	337,428	55,873
Fresnillo PLC	120,288	1,294,648
Hochschild Mining PLC[a]	304,605	233,846

		1,584,367
UNITED STATES — 10.41%
Coeur Mining Inc.[a]	133,644	342,129

Security	Shares	Value

Golden Minerals Co.[a]	480,291	$104,703
Hecla Mining Co.	283,899	547,925
McEwen Mining Inc.	280,140	249,325
Solitario Exploration & Royalty Corp.[a]	92,323	46,161

		1,290,243

TOTAL COMMON STOCKS (Cost: $18,214,515)		12,271,428

SHORT-TERM INVESTMENTS — 6.14%

MONEY MARKET FUNDS — 6.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	720,418	720,418
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	37,037	37,037
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	3,820	3,820

		761,275

TOTAL SHORT-TERM INVESTMENTS (Cost: $761,275)		761,275

TOTAL INVESTMENTS IN SECURITIES — 105.13% (Cost: $18,975,790)		13,032,703
Other Assets, Less Liabilities — (5.13)%		(635,692)

NET ASSETS — 100.00%		$12,397,011

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.59%

AIRLINES — 0.55%
Cathay Pacific Airways Ltd.	7,990,000	$14,100,091

		14,100,091
BANKS — 7.70%
Bank of East Asia Ltd. (The)[a]	7,875,210	28,140,444
BOC Hong Kong Holdings Ltd.	24,824,000	76,054,412
Hang Seng Bank Ltd.	5,136,000	93,087,288

		197,282,144
DIVERSIFIED FINANCIAL SERVICES — 8.20%
First Pacific Co. Ltd./Hong Kong	17,120,999	10,645,478
Hong Kong Exchanges and Clearing Ltd.	7,656,100	199,502,345

		210,147,823
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
HKT Trust & HKT Ltd.	17,598,500	22,293,393
PCCW Ltd.	27,392,169	16,572,511

		38,865,904
ELECTRIC UTILITIES — 9.46%
Cheung Kong Infrastructure Holdings Ltd.[a]	4,187,000	36,674,295
CLP Holdings Ltd.	12,840,200	107,333,633
HK Electric Investments & HK Electric Investments Ltd.[b]	18,081,000	14,414,512
Power Assets Holdings Ltd.	9,416,000	84,115,352

		242,537,792
FOOD PRODUCTS — 0.79%
WH Group Ltd.[a,b,c]	39,376,000	20,317,985

		20,317,985
GAS UTILITIES — 3.54%
Hong Kong & China Gas Co. Ltd.	46,224,466	90,756,051

		90,756,051
HOTELS, RESTAURANTS & LEISURE — 5.92%
Galaxy Entertainment Group Ltd.[a]	15,684,000	46,129,709
Melco Crown Entertainment Ltd. ADR	628,500	10,213,125
MGM China Holdings Ltd.	6,848,288	9,010,963
Sands China Ltd.	16,435,200	55,547,603
Shangri-La Asia Ltd.	8,520,000	7,924,355
SJM Holdings Ltd.[a]	13,696,000	10,052,985
Wynn Macau Ltd.[a]	10,272,000	12,787,080

		151,665,820
HOUSEHOLD DURABLES — 1.49%
Techtronic Industries Co. Ltd.	9,416,147	38,201,720

		38,201,720

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 9.85%
CK Hutchison Holdings Ltd.	18,156,767	$238,203,704
NWS Holdings Ltd.	10,272,000	14,416,935

		252,620,639
INSURANCE — 18.91%
AIA Group Ltd.	81,148,800	484,676,686

		484,676,686
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.66%
Link REIT	15,408,000	93,716,704

		93,716,704
REAL ESTATE MANAGEMENT & DEVELOPMENT — 23.92%
Cheung Kong Property Holdings Ltd.	18,112,267	118,109,004
Hang Lung Properties Ltd.	15,408,000	36,095,341
Henderson Land Development Co. Ltd.	7,703,061	47,448,856
Hongkong Land Holdings Ltd.	3,960,600	27,684,594
Hysan Development Co. Ltd.[a]	4,178,000	17,650,978
Kerry Properties Ltd.	4,280,000	12,063,803
New World Development Co. Ltd.	35,952,066	35,803,888
Sino Land Co. Ltd.	20,544,000	30,476,977
Sun Hung Kai Properties Ltd.	11,622,000	142,877,160
Swire Pacific Ltd. Class A	3,974,500	43,375,241
Swire Properties Ltd.	7,875,200	22,857,733
Wharf Holdings Ltd. (The)	9,060,150	52,009,711
Wheelock & Co. Ltd.	6,143,357	26,548,476

		613,001,762
ROAD & RAIL — 1.82%
MTR Corp. Ltd.	10,034,583	46,600,531

		46,600,531
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.48%
ASM Pacific Technology Ltd.[a]	1,635,600	12,459,082

		12,459,082
TEXTILES, APPAREL & LUXURY GOODS — 1.78%
Li & Fung Ltd.[a]	39,264,000	27,047,357
Yue Yuen Industrial Holdings Ltd.	5,136,000	18,650,585

		45,697,942

TOTAL COMMON STOCKS (Cost: $2,833,989,138)		2,552,648,676

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	76,342,658	76,342,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	3,924,829	3,924,829

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	70,762	$70,762

		80,338,249

TOTAL SHORT-TERM INVESTMENTS (Cost: $80,338,249)		80,338,249

TOTAL INVESTMENTS IN SECURITIES — 102.73% (Cost: $2,914,327,387)		2,632,986,925
Other Assets, Less Liabilities — (2.73)%		(69,909,178)

NET ASSETS — 100.00%		$2,563,077,747

ADR   —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	89	Dec. 2015	Hong Kong Futures	$12,576,842	$(352,279)

See accompanying notes to schedules of investments.

100

Schedule of Investments  (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.52%

AEROSPACE & DEFENSE — 2.69%
Elbit Systems Ltd.	36,758	$3,251,819

		3,251,819
BANKS — 18.96%
Bank Hapoalim BM	1,656,492	8,570,793
Bank Leumi le-Israel BMa	2,181,581	7,887,814
First International Bank of Israel Ltd.	70,530	845,055
Israel Discount Bank Ltd. Class Aa	1,645,301	3,035,215
Mizrahi Tefahot Bank Ltd.	217,576	2,575,958

		22,914,835
BUILDING PRODUCTS — 0.65%
Caesarstone Sdot-Yam Ltd.[a]	19,151	782,893

		782,893
CHEMICALS — 6.70%
Frutarom Industries Ltd.	59,691	2,911,041
Israel Chemicals Ltd.	794,502	3,997,869
Israel Corp. Ltd. (The)	5,377	1,194,966

		8,103,876
COMMUNICATIONS EQUIPMENT — 0.84%
Ituran Location and Control Ltd.	24,898	499,015
Radware Ltd.[a]	31,598	519,471

		1,018,486
CONSTRUCTION & ENGINEERING — 0.89%
Electra Ltd./Israel	2,836	346,905
Shapir Engineering and Industry Ltd.	131,370	234,370
Shikun & Binui Ltd.[b]	313,443	493,255

		1,074,530
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.42%
B Communications Ltd.	16,876	451,417
Bezeq The Israeli Telecommunication Corp. Ltd.	2,828,967	6,097,636

		6,549,053
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Orbotech Ltd.[a]	29,527	603,237

		603,237
FOOD & STAPLES RETAILING — 0.66%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,673	448,739
Shufersal Ltd.[a,b]	118,754	353,257

		801,996

Security	Shares	Value

FOOD PRODUCTS — 1.55%
Osem Investments Ltd.	52,637	$923,831
Strauss Group Ltd.[a,b]	67,503	945,562

		1,869,393
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
Kenon Holdings Ltd./Singapore[a,b]	29,363	327,074

		327,074
INSURANCE — 2.08%
Clal Insurance Enterprises Holdings Ltd.[a]	30,315	436,552
Harel Insurance Investments & Financial Services Ltd.	166,946	659,707
IDI Insurance Co. Ltd.	8,316	383,422
Menorah Mivtachim Holdings Ltd.	39,502	332,816
Migdal Insurance & Financial Holding Ltd.[b]	563,942	467,851
Phoenix Holdings Ltd. (The)[a]	96,952	232,776

		2,513,124
INTERNET SOFTWARE & SERVICES — 0.41%
Wix.com Ltd.[a]	20,179	501,448

		501,448
IT SERVICES — 0.25%
Matrix IT Ltd.	53,922	299,621

		299,621
MACHINERY — 0.20%
Kornit Digital Ltd.[a]	7,680	91,008
Plasson Industries Ltd.[b]	5,238	154,055

		245,063
OIL, GAS & CONSUMABLE FUELS — 3.18%
Delek Group Ltd.	7,327	1,651,998
Naphtha Israel Petroleum Corp. Ltd.[a]	52,814	281,177
Oil Refineries Ltd.[a,b]	1,753,742	661,738
Paz Oil Co. Ltd.	7,977	1,249,337

		3,844,250
PHARMACEUTICALS — 25.12%
Neuroderm Ltd.[a]	8,454	170,094
Taro Pharmaceutical Industries Ltd.[a]	11,728	1,698,566
Teva Pharmaceutical Industries Ltd.	465,011	28,494,588

		30,363,248
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.56%
REIT 1 Ltd.	254,460	683,944

		683,944
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.92%
Africa Israel Properties Ltd.[a]	19,861	278,458
Airport City Ltd.[a,b]	82,498	808,068
Alony Hetz Properties & Investments Ltd.	141,420	1,063,583
Amot Investments Ltd.	176,597	580,548

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

November 30, 2015

Security	Shares	Value

Azrieli Group	57,067	$2,199,026
Bayside Land Corp.	1,130	346,070
Gazit-Globe Ltd.	139,915	1,415,675
Jerusalem Oil Exploration[a]	13,685	523,465
Melisron Ltd.	24,485	838,450
Norstar Holdings Inc.	16,386	306,605

		8,359,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.31%
EZchip Semiconductor Ltd.[a]	47,162	1,172,803
Tower Semiconductor Ltd.[a]	102,140	1,618,164

		2,790,967
SOFTWARE — 17.49%
Check Point Software Technologies Ltd.[a]	105,615	9,219,133
CyberArk Software Ltd.[a]	13,521	585,324
Mobileye NVa	126,425	5,512,130
NICE-Systems Ltd.	88,859	5,401,400
Sapiens International Corp. NV	37,559	418,466

		21,136,453
SPECIALTY RETAIL — 0.44%
Delek Automotive Systems Ltd.	59,303	533,057

		533,057
TEXTILES, APPAREL & LUXURY GOODS — 0.36%
Delta-Galil Industries Ltd.	14,456	434,132

		434,132
WIRELESS TELECOMMUNICATION SERVICES — 1.07%
Cellcom Israel Ltd.[a]	94,449	673,712
Partner Communications Co. Ltd.[a]	135,747	615,708

		1,289,420

TOTAL COMMON STOCKS (Cost: $137,382,137)		120,291,867

SHORT-TERM INVESTMENTS — 3.44%

MONEY MARKET FUNDS — 3.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	3,924,755	3,924,755
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	201,774	201,774

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	28,147	$28,147

		4,154,676

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,154,676)		4,154,676

TOTAL INVESTMENTS IN SECURITIES — 102.96% (Cost: $141,536,813)		124,446,543
Other Assets, Less Liabilities — (2.96)%		(3,578,840)

NET ASSETS — 100.00%		$120,867,703

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Schedule of Investments  (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.06%

AEROSPACE & DEFENSE — 2.18%
Finmeccanica SpA[a]	1,917,494	$27,764,967

		27,764,967
AUTOMOBILES — 4.54%
Fiat Chrysler Automobiles NVa	4,045,772	57,770,190

		57,770,190
BANKS — 28.24%
Banca Monte dei Paschi di Siena SpA[a]	17,703,948	27,785,271
Banco Popolare SCa	1,650,593	23,795,692
Intesa Sanpaolo SpA	48,959,806	167,950,540
UniCredit SpA	17,553,735	102,986,263
Unione di Banche Italiane SpA	5,389,414	36,656,679

		359,174,445
CAPITAL MARKETS — 2.67%
Mediobanca SpA	3,541,046	33,920,680

		33,920,680
DIVERSIFIED FINANCIAL SERVICES — 2.34%
EXOR SpA	665,439	29,812,927

		29,812,927
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.65%
Telecom Italia SpA[a,b]	35,916,939	46,430,828

		46,430,828
ELECTRIC UTILITIES — 12.29%
Enel SpA	26,104,023	115,076,219
Terna Rete Elettrica Nazionale SpA	8,368,219	41,185,529

		156,261,748
ELECTRICAL EQUIPMENT — 2.32%
Prysmian SpA	1,349,382	29,500,607

		29,500,607
ENERGY EQUIPMENT & SERVICES — 3.69%
Saipem SpA[a,b]	1,160,783	10,028,363
Tenaris SA	2,807,936	36,862,436

		46,890,799
GAS UTILITIES — 4.31%
Snam SpA	10,787,973	54,803,794

		54,803,794

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.78%
Enel Green Power SpA	4,725,226	$9,976,106

		9,976,106
INSURANCE — 6.34%
Assicurazioni Generali SpA	3,038,404	57,762,199
UnipolSai SpA	8,848,022	22,820,101

		80,582,300
MACHINERY — 3.24%
CNH Industrial NV	5,599,484	41,190,288

		41,190,288
OIL, GAS & CONSUMABLE FUELS — 12.44%
Eni SpA	9,718,198	158,268,984

		158,268,984
TEXTILES, APPAREL & LUXURY GOODS — 4.56%
Luxottica Group SpA	866,759	57,946,574

		57,946,574
TRANSPORTATION INFRASTRUCTURE — 4.47%
Atlantia SpA	2,153,241	56,853,649

		56,853,649

TOTAL COMMON STOCKS (Cost: $1,400,288,547)		1,247,148,886

PREFERRED STOCKS — 1.77%

BANKS — 0.77%
Intesa Sanpaolo SpA RSP	3,107,780	9,761,508

		9,761,508
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.00%
Telecom Italia SpA RSP	11,109,458	12,789,250

		12,789,250

TOTAL PREFERRED STOCKS (Cost: $20,462,544)		22,550,758

RIGHTS — 0.00%

BANKS — 0.00%
Unione di Banche Italiane SpA[a]	5,175,784	54

		54

TOTAL RIGHTS (Cost: $0)		54

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

November 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.04%

MONEY MARKET FUNDS — 4.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	48,888,049	$48,888,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,513,368	2,513,368
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	33,574	33,574

		51,434,991

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,434,991)		51,434,991

TOTAL INVESTMENTS IN SECURITIES — 103.87% (Cost: $1,472,186,082)		1,321,134,689
Other Assets, Less Liabilities — (3.87)%		(49,282,041)

NET ASSETS — 100.00%		$1,271,852,648

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.17%

AIR FREIGHT & LOGISTICS — 0.26%
Yamato Holdings Co. Ltd.	2,719,000	$51,918,608

		51,918,608
AIRLINES — 0.25%
ANA Holdings Inc.	8,157,000	22,926,675
Japan Airlines Co. Ltd.	815,700	27,856,076

		50,782,751
AUTO COMPONENTS — 3.31%
Aisin Seiki Co. Ltd.	1,359,700	54,374,765
Bridgestone Corp.	4,622,300	164,225,130
Denso Corp.	3,534,700	168,391,410
Koito Manufacturing Co. Ltd.	815,700	33,083,225
NGK Spark Plug Co. Ltd.	1,087,600	29,598,459
NHK Spring Co. Ltd.	1,087,600	11,160,075
NOK Corp.	815,700	21,967,261
Stanley Electric Co. Ltd.	880,500	19,462,707
Sumitomo Electric Industries Ltd.	5,166,100	73,418,293
Sumitomo Rubber Industries Ltd.	1,359,500	18,328,107
Toyoda Gosei Co. Ltd.	543,800	12,911,280
Toyota Industries Corp.	1,087,600	57,608,923
Yokohama Rubber Co. Ltd. (The)	77,000	1,322,266

		665,851,901
AUTOMOBILES — 10.89%
Daihatsu Motor Co. Ltd.	1,087,600	14,097,865
Fuji Heavy Industries Ltd.	4,078,500	168,327,450
Honda Motor Co. Ltd.	11,419,800	370,717,388
Isuzu Motors Ltd.	4,078,500	45,820,267
Mazda Motor Corp.	3,806,600	78,969,658
Mitsubishi Motors Corp.	4,350,400	38,676,496
Nissan Motor Co. Ltd.	16,857,800	179,749,985
Suzuki Motor Corp.	2,719,000	83,480,005
Toyota Motor Corp.	18,761,100	1,165,263,974
Yamaha Motor Co. Ltd.	1,903,300	46,393,709

		2,191,496,797
BANKS — 9.11%
Aozora Bank Ltd.	8,157,000	28,716,239
Bank of Kyoto Ltd. (The)	2,719,000	25,297,640
Bank of Yokohama Ltd. (The)	8,157,000	47,937,593
Chiba Bank Ltd. (The)	5,438,000	37,450,211
Chugoku Bank Ltd. (The)	543,800	7,529,742
Fukuoka Financial Group Inc.	5,444,000	26,363,303
Gunma Bank Ltd. (The)	2,719,000	16,299,002
Hachijuni Bank Ltd. (The)	2,719,000	16,431,335
Hiroshima Bank Ltd. (The)	2,719,000	15,438,838
Hokuhoku Financial Group Inc.	8,157,000	17,269,444
Iyo Bank Ltd. (The)	2,175,200	21,649,663
Japan Post Bank Co. Ltd.[a]	2,719,000	38,376,541
Joyo Bank Ltd. (The)	5,438,000	25,187,362
Kyushu Financial Group Inc.[a]	2,447,200	18,580,299

Security	Shares	Value

Mitsubishi UFJ Financial Group Inc.	88,095,680	$564,532,667
Mizuho Financial Group Inc.	160,149,180	322,818,553
Resona Holdings Inc.	14,954,500	72,880,140
Seven Bank Ltd.	3,806,600	16,643,068
Shinsei Bank Ltd.	10,876,000	20,643,932
Shizuoka Bank Ltd. (The)	3,475,000	33,910,002
Sumitomo Mitsui Financial Group Inc.	8,700,800	331,502,738
Sumitomo Mitsui Trust Holdings Inc.	24,471,320	93,295,915
Suruga Bank Ltd.	1,631,400	32,977,359
Yamaguchi Financial Group Inc.	138,000	1,598,507

		1,833,330,093
BEVERAGES — 0.98%
Asahi Group Holdings Ltd.	2,719,000	85,134,166
Kirin Holdings Co. Ltd.	5,709,900	80,197,046
Suntory Beverage & Food Ltd.	815,700	31,792,980

		197,124,192
BUILDING PRODUCTS — 1.26%
Asahi Glass Co. Ltd.	8,157,000	47,904,510
Daikin Industries Ltd.	1,631,400	114,467,959
LIXIL Group Corp.	1,903,300	44,432,977
TOTO Ltd.	1,359,500	46,867,902

		253,673,348
CAPITAL MARKETS — 1.16%
Daiwa Securities Group Inc.	10,876,000	70,251,126
Nomura Holdings Inc.	24,559,400	145,467,828
SBI Holdings Inc./Japan	1,631,410	18,460,553

		234,179,507
CHEMICALS — 3.74%
Air Water Inc.	143,000	2,317,602
Asahi Kasei Corp.	8,157,000	55,718,768
Daicel Corp.	2,719,000	39,743,981
Hitachi Chemical Co. Ltd.	815,700	13,564,122
JSR Corp.	1,359,500	21,371,764
Kaneka Corp.	2,719,000	26,775,357
Kansai Paint Co. Ltd.	543,800	8,566,350
Kuraray Co. Ltd.	2,447,100	31,104,848
Mitsubishi Chemical Holdings Corp.	9,244,600	60,493,339
Mitsubishi Gas Chemical Co. Inc.	2,719,000	14,711,008
Mitsui Chemicals Inc.	5,438,000	22,628,926
Nippon Paint Holdings Co. Ltd.	989,300	24,756,575
Nitto Denko Corp.	1,087,600	73,188,916
Shin-Etsu Chemical Co. Ltd.	2,990,900	168,929,564
Sumitomo Chemical Co. Ltd.	10,876,000	62,284,685
Taiyo Nippon Sanso Corp.	904,700	8,637,507
Teijin Ltd.	5,438,000	19,320,604
Toray Industries Inc.	10,876,000	98,720,344

		752,834,260
COMMERCIAL SERVICES & SUPPLIES — 1.04%
Dai Nippon Printing Co. Ltd.	2,719,000	26,532,747
Park24 Co. Ltd.	815,700	16,541,613
Secom Co. Ltd.	1,359,500	93,041,057
Sohgo Security Services Co. Ltd.	543,800	26,113,692
Toppan Printing Co. Ltd.	5,438,000	47,639,844

		209,868,953

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2015

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.95%
JGC Corp.	860,000	$14,593,770
Kajima Corp.	5,438,000	29,819,014
Obayashi Corp.	5,438,000	50,154,169
Shimizu Corp.	5,438,000	45,566,629
Taisei Corp.	8,157,000	50,220,336

		190,353,918
CONSTRUCTION MATERIALS — 0.13%
Taiheiyo Cement Corp.	8,157,000	25,143,251

		25,143,251
CONSUMER FINANCE — 0.26%
Acom Co. Ltd.[a,b]	2,447,100	12,128,310
AEON Financial Service Co. Ltd.	815,770	18,766,416
Credit Saison Co. Ltd.	1,087,600	20,502,777

		51,397,503
CONTAINERS & PACKAGING — 0.11%
Toyo Seikan Group Holdings Ltd.	1,087,600	21,376,175

		21,376,175
DIVERSIFIED CONSUMER SERVICES — 0.07%
Benesse Holdings Inc.	543,800	13,762,622

		13,762,622
DIVERSIFIED FINANCIAL SERVICES — 1.06%
Japan Exchange Group Inc.	3,806,600	59,593,916
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,078,500	21,404,847
ORIX Corp.	9,244,600	133,217,326

		214,216,089
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.95%
Nippon Telegraph & Telephone Corp.	5,166,100	191,298,236

		191,298,236
ELECTRIC UTILITIES — 1.51%
Chubu Electric Power Co. Inc.	4,622,300	63,684,106
Chugoku Electric Power Co. Inc. (The)	2,175,200	27,825,198
Hokuriku Electric Power Co.	1,087,600	14,847,751
Kansai Electric Power Co. Inc. (The)[a]	4,894,200	54,785,821
Kyushu Electric Power Co. Inc.[a]	2,990,900	31,320,992
Shikoku Electric Power Co. Inc.	1,087,600	15,553,527
Tohoku Electric Power Co. Inc.	3,262,800	38,270,675
Tokyo Electric Power Co. Inc.[a]	9,516,500	58,204,421

		304,492,491
ELECTRICAL EQUIPMENT — 1.49%
Fuji Electric Co. Ltd.	2,719,000	12,505,459
Mabuchi Motor Co. Ltd.	543,800	31,274,675
Mitsubishi Electric Corp.	13,595,000	150,308,120

Security	Shares	Value

Nidec Corp.	1,359,500	$104,962,046

		299,050,300
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.87%
Alps Electric Co. Ltd.	1,087,600	34,141,888
Citizen Holdings Co. Ltd.	1,903,300	14,049,343
Hamamatsu Photonics KK	1,087,600	27,216,467
Hirose Electric Co. Ltd.	271,960	33,046,405
Hitachi High-Technologies Corp.	543,800	14,975,673
Hitachi Ltd.	35,347,000	208,331,686
Keyence Corp.	296,926	160,698,432
Kyocera Corp.	2,175,200	100,696,515
Murata Manufacturing Co. Ltd.	1,359,500	210,629,867
Nippon Electric Glass Co. Ltd.	2,719,500	15,066,665
Omron Corp.	1,359,500	49,900,531
Shimadzu Corp.	560,000	9,048,670
TDK Corp.	815,700	58,557,309
Yaskawa Electric Corp.	1,903,300	25,088,113
Yokogawa Electric Corp.	1,631,400	19,452,936

		980,900,500
FOOD & STAPLES RETAILING — 1.81%
Aeon Co. Ltd.	4,350,400	67,401,557
FamilyMart Co. Ltd.	543,800	24,216,921
Lawson Inc.	543,800	41,243,754
Seven & I Holdings Co. Ltd.	5,166,180	231,321,493

		364,183,725
FOOD PRODUCTS — 1.53%
Ajinomoto Co. Inc.	3,601,000	82,445,024
Calbee Inc.	543,800	22,452,482
Kikkoman Corp.	736,000	24,208,955
MEIJI Holdings Co. Ltd.	937,656	74,918,167
NH Foods Ltd.	467,000	9,011,948
Nisshin Seifun Group Inc.	1,460,375	22,910,166
Nissin Foods Holdings Co. Ltd.	543,800	27,569,354
Toyo Suisan Kaisha Ltd.	424,300	15,143,738
Yakult Honsha Co. Ltd.	543,800	26,819,468
Yamazaki Baking Co. Ltd.	82,000	1,539,828

		307,019,130
GAS UTILITIES — 0.72%
Osaka Gas Co. Ltd.	13,595,000	50,407,807
Toho Gas Co. Ltd.	2,719,000	16,872,445
Tokyo Gas Co. Ltd.	16,314,000	77,824,979

		145,105,231
HEALTH CARE EQUIPMENT & SUPPLIES — 1.61%
Hoya Corp.	2,990,900	121,062,549
Olympus Corp.	1,631,700	64,987,403
Sysmex Corp.	1,087,600	67,842,667
Terumo Corp.	2,176,200	69,374,318

		323,266,937
HEALTH CARE PROVIDERS & SERVICES — 0.43%
Alfresa Holdings Corp.	1,087,600	21,526,152
Medipal Holdings Corp.	1,087,600	19,029,471

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2015

Security	Shares	Value

Miraca Holdings Inc.	543,800	$24,128,699
Suzuken Co. Ltd./Aichi Japan	543,840	21,196,878

		85,881,200
HEALTH CARE TECHNOLOGY — 0.15%
M3 Inc.	1,359,500	29,863,125

		29,863,125
HOTELS, RESTAURANTS & LEISURE — 0.45%
McDonald’s Holdings Co. Japan Ltd.[b]	543,800	13,189,179
Oriental Land Co. Ltd./Japan	1,359,500	77,161,109

		90,350,288
HOUSEHOLD DURABLES — 3.02%
Casio Computer Co. Ltd.[b]	1,631,400	35,928,383
Iida Group Holdings Co. Ltd.	1,087,680	21,121,884
Nikon Corp.	2,447,100	32,792,093
Panasonic Corp.	15,226,415	172,606,384
Rinnai Corp.	271,900	24,305,143
Sekisui Chemical Co. Ltd.	2,726,000	32,438,692
Sekisui House Ltd.	3,806,600	64,271,884
Sony Corp.	8,700,800	224,224,867

		607,689,330
HOUSEHOLD PRODUCTS — 0.26%
Unicharm Corp.	2,447,100	51,530,431

		51,530,431
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
Electric Power Development Co. Ltd.	815,700	26,036,498

		26,036,498
INDUSTRIAL CONGLOMERATES — 0.51%
Keihan Electric Railway Co. Ltd.	2,719,000	18,107,552
Seibu Holdings Inc.	815,700	17,190,044
Toshiba Corp.[a]	27,190,000	66,364,949

		101,662,545
INSURANCE — 3.01%
Dai-ichi Life Insurance Co. Ltd. (The)	7,341,300	126,841,085
Japan Post Holdings Co. Ltd.[a]	2,990,900	46,265,788
MS&AD Insurance Group Holdings Inc.	3,563,340	100,356,234
Sompo Japan Nipponkoa Holdings Inc.	2,302,450	70,877,659
Sony Financial Holdings Inc.	1,359,500	25,010,918
T&D Holdings Inc.	4,078,500	57,068,563
Tokio Marine Holdings Inc.	4,894,200	180,237,411

		606,657,658
INTERNET & CATALOG RETAIL — 0.39%
Rakuten Inc.	6,253,700	78,729,254

		78,729,254
INTERNET SOFTWARE & SERVICES — 0.34%
Kakaku.com Inc.	1,087,600	20,714,510

Security	Shares	Value

Mixi Inc.	271,900	$11,115,964
Yahoo Japan Corp.	8,972,700	36,901,029

		68,731,503
IT SERVICES — 0.97%
Fujitsu Ltd.	13,595,000	68,548,443
Itochu Techno-Solutions Corp.	543,800	11,217,419
Nomura Research Institute Ltd.	897,840	33,902,054
NTT Data Corp.	815,700	39,699,870
Obic Co. Ltd.	543,800	28,892,683
Otsuka Corp.	271,900	13,608,233

		195,868,702
LEISURE PRODUCTS — 0.81%
Bandai Namco Holdings Inc.	1,359,598	30,229,219
Sankyo Co. Ltd.	271,900	10,741,020
Sega Sammy Holdings Inc.	1,359,500	14,666,897
Shimano Inc.	543,800	80,590,737
Yamaha Corp.	1,087,600	27,348,799

		163,576,672
MACHINERY — 5.33%
Amada Holdings Co. Ltd.	2,719,000	26,731,246
FANUC Corp.	1,359,500	241,728,099
Hino Motors Ltd.	2,175,200	26,378,358
Hitachi Construction Machinery Co. Ltd.	815,700	12,783,358
Hoshizaki Electric Co. Ltd.	271,900	19,077,993
IHI Corp.	8,157,000	21,305,597
JTEKT Corp.	1,631,400	30,118,968
Kawasaki Heavy Industries Ltd.	10,876,000	43,140,526
Komatsu Ltd.	6,525,600	107,771,914
Kubota Corp.	8,157,000	135,872,806
Kurita Water Industries Ltd.	815,700	17,580,426
Makita Corp.	815,700	46,250,349
Minebea Co. Ltd.	2,719,000	29,796,958
Mitsubishi Heavy Industries Ltd.	21,752,000	111,177,281
Nabtesco Corp.	815,700	17,051,094
NGK Insulators Ltd.	1,310,000	30,337,849
NSK Ltd.	3,262,800	40,996,733
SMC Corp./Japan	325,200	86,048,215
Sumitomo Heavy Industries Ltd.	2,719,000	12,880,402
THK Co. Ltd.	816,300	16,249,191

		1,073,277,363
MARINE — 0.25%
Mitsui OSK Lines Ltd.	8,157,000	21,239,430
Nippon Yusen KK	10,876,000	28,231,019

		49,470,449
MEDIA — 0.59%
Dentsu Inc.	1,359,500	76,201,695
Hakuhodo DY Holdings Inc.	1,903,300	20,410,144
Toho Co. Ltd./Tokyo	815,700	21,669,513

		118,281,352
METALS & MINING — 1.34%
Hitachi Metals Ltd.	471,000	6,097,631

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2015

Security	Shares	Value

JFE Holdings Inc.	3,534,750	$55,682,061
Kobe Steel Ltd.	24,471,000	28,583,906
Maruichi Steel Tube Ltd.	271,900	7,520,920
Mitsubishi Materials Corp.	8,157,000	28,782,406
Nippon Steel & Sumitomo Metal Corp.	5,438,070	109,065,770
Sumitomo Metal Mining Co. Ltd.	3,007,000	33,855,581

		269,588,275
MULTILINE RETAIL — 0.89%
Don Quijote Holdings Co. Ltd.	815,700	32,256,145
Isetan Mitsukoshi Holdings Ltd.	2,447,160	37,259,242
J Front Retailing Co. Ltd.	1,631,400	26,876,812
Marui Group Co. Ltd.	1,631,400	24,163,988
Ryohin Keikaku Co. Ltd.	161,000	34,686,567
Takashimaya Co. Ltd.	2,719,000	24,746,252

		179,989,006
OIL, GAS & CONSUMABLE FUELS — 0.89%
Idemitsu Kosan Co. Ltd.	815,700	13,484,723
INPEX Corp.	6,797,500	67,407,071
JX Holdings Inc.	14,954,595	60,568,051
Showa Shell Sekiyu KK	1,359,500	11,965,100
TonenGeneral Sekiyu KK	2,719,000	26,201,914

		179,626,859
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	5,438,000	23,555,256

		23,555,256
PERSONAL PRODUCTS — 1.33%
Kao Corp.	3,534,700	180,949,803
Kose Corp.	271,900	28,407,462
Shiseido Co. Ltd.	2,447,100	58,467,984

		267,825,249
PHARMACEUTICALS — 5.67%
Astellas Pharma Inc.	13,866,950	194,989,924
Chugai Pharmaceutical Co. Ltd.	1,631,400	56,903,147
Daiichi Sankyo Co. Ltd.	4,350,469	89,529,038
Eisai Co. Ltd.	1,631,400	105,826,621
Hisamitsu Pharmaceutical Co. Inc.	271,900	11,579,129
Kyowa Hakko Kirin Co. Ltd.	2,719,000	47,838,344
Mitsubishi Tanabe Pharma Corp.	1,359,500	23,720,672
Ono Pharmaceutical Co. Ltd.	543,800	86,942,716
Otsuka Holdings Co. Ltd.	2,719,000	89,942,261
Santen Pharmaceutical Co. Ltd.	2,719,000	43,052,304
Shionogi & Co. Ltd.	2,175,200	95,738,443
Sumitomo Dainippon Pharma Co. Ltd.	1,087,600	13,065,668
Taisho Pharmaceutical Holdings Co. Ltd.	271,900	18,394,273
Takeda Pharmaceutical Co. Ltd.	5,438,000	263,915,915

		1,141,438,455
PROFESSIONAL SERVICES — 0.13%
Recruit Holdings Co. Ltd.	815,700	25,441,000

		25,441,000

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.02%
Japan Prime Realty Investment Corp.	5,438	$18,747,161
Japan Real Estate Investment Corp.	8,157	38,773,540
Japan Retail Fund Investment Corp.	16,324	31,183,501
Nippon Building Fund Inc.	10,876	51,256,943
Nippon Prologis REIT Inc.	8,181	14,327,368
Nomura Real Estate Master Fund Inc.[a]	24,471	29,477,153
United Urban Investment Corp.	16,314	21,702,596

		205,468,262
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.39%
Aeon Mall Co. Ltd.	815,700	13,994,204
Daito Trust Construction Co. Ltd.	543,800	56,417,927
Daiwa House Industry Co. Ltd.	4,078,500	113,442,379
Hulic Co. Ltd.	2,175,200	19,938,157
Mitsubishi Estate Co. Ltd.	8,463,000	177,765,562
Mitsui Fudosan Co. Ltd.	6,144,000	154,696,431
Nomura Real Estate Holdings Inc.	815,700	15,952,731
NTT Urban Development Corp.	815,700	7,939,974
Sumitomo Realty & Development Co. Ltd.	2,719,000	82,531,619
Tokyo Tatemono Co. Ltd.	1,270,500	15,242,290
Tokyu Fudosan Holdings Corp.	3,534,700	23,769,195

		681,690,469
ROAD & RAIL — 4.12%
Central Japan Railway Co.	1,087,600	193,955,921
East Japan Railway Co.	2,307,100	217,460,269
Hankyu Hanshin Holdings Inc.	8,157,000	52,139,163
Keikyu Corp.	2,723,000	22,021,666
Keio Corp.	5,438,000	44,596,188
Keisei Electric Railway Co. Ltd.	656,000	7,864,763
Kintetsu Group Holdings Co. Ltd.	11,143,000	42,663,011
Nagoya Railroad Co. Ltd.	5,438,000	21,879,040
Nippon Express Co. Ltd.	5,438,000	24,525,698
Odakyu Electric Railway Co. Ltd.	2,959,000	30,050,844
Tobu Railway Co. Ltd.	8,157,000	39,699,870
Tokyu Corp.	8,157,000	63,321,293
West Japan Railway Co.	1,087,600	68,592,553

		828,770,279
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.58%
Rohm Co. Ltd.	815,700	43,802,190
Tokyo Electron Ltd.	1,087,652	72,327,799

		116,129,989
SOFTWARE — 1.06%
GungHo Online Entertainment Inc.[b]	2,990,900	9,219,192
Konami Holdings Corp.	815,700	19,062,554
Nexon Co. Ltd.	815,700	12,922,308
Nintendo Co. Ltd.	815,700	125,087,675
Oracle Corp. Japan	271,900	13,233,290
Trend Micro Inc./Japan	815,700	33,215,558

		212,740,577
SPECIALTY RETAIL — 1.40%
ABC-Mart Inc.	271,900	14,777,174
Fast Retailing Co. Ltd.	343,800	138,825,146

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

November 30, 2015

Security	Shares	Value

Nitori Holdings Co. Ltd.	543,800	$44,728,520
Sanrio Co. Ltd.	272,700	6,503,391
Shimamura Co. Ltd.	271,900	33,105,280
USS Co. Ltd.	1,631,400	25,897,549
Yamada Denki Co. Ltd.	4,078,500	18,328,107

		282,165,167
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.70%
Brother Industries Ltd.	1,631,400	19,492,636
Canon Inc.	7,341,350	221,288,584
FUJIFILM Holdings Corp.	3,262,800	131,962,369
Konica Minolta Inc.	3,534,700	37,101,734
NEC Corp.	17,087,000	57,104,510
Ricoh Co. Ltd.	4,622,300	47,317,834
Seiko Epson Corp.	1,903,300	29,935,908

		544,203,575
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
ASICS Corp.	1,087,600	24,808,008

		24,808,008
TOBACCO — 1.35%
Japan Tobacco Inc.	7,613,200	272,341,110

		272,341,110
TRADING COMPANIES & DISTRIBUTORS — 3.03%
ITOCHU Corp.	10,876,000	132,509,344
Marubeni Corp.	11,147,900	61,671,543
Mitsubishi Corp.	9,516,500	159,946,366
Mitsui & Co. Ltd.	11,691,700	143,206,254
Sumitomo Corp.	7,613,200	80,745,125
Toyota Tsusho Corp.	1,359,500	31,848,118

		609,926,750
TRANSPORTATION INFRASTRUCTURE — 0.20%
Japan Airport Terminal Co. Ltd.	271,900	13,696,455
Kamigumi Co. Ltd.	2,719,000	23,930,200
Mitsubishi Logistics Corp.	242,000	3,378,342

		41,004,997
WIRELESS TELECOMMUNICATION SERVICES — 4.12%
KDDI Corp.	11,963,600	296,760,941
NTT DOCOMO Inc.	9,516,500	179,708,079
SoftBank Group Corp.	6,658,700	353,081,781

		829,550,801

TOTAL COMMON STOCKS (Cost: $20,709,753,246)		19,956,496,972

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	58,791,458	58,791,458

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	3,022,509	$3,022,509
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	2,671,551	2,671,551

		64,485,518

TOTAL SHORT-TERM INVESTMENTS (Cost: $64,485,518)		64,485,518

TOTAL INVESTMENTS IN SECURITIES — 99.49% (Cost: $20,774,238,764)		20,020,982,490
Other Assets, Less Liabilities — 0.51%		103,506,450

NET ASSETS — 100.00%		$20,124,488,940

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index	1,326	Dec. 2015	Tokyo Stock	$170,159,961	$15,595,635

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.33%

AEROSPACE & DEFENSE — 0.06%
Jamco Corp.[a]	3,400	$120,247

		120,247
AIR FREIGHT & LOGISTICS — 0.28%
Kintetsu World Express Inc.	13,600	259,247
Konoike Transport Co. Ltd.	10,200	128,410
Mitsui-Soko Holdings Co. Ltd.	34,000	99,562
Yusen Logistics Co. Ltd.	6,800	81,801

		569,020
AUTO COMPONENTS — 3.87%
Aisan Industry Co. Ltd.	10,200	110,125
Akebono Brake Industry Co. Ltd.[a]	27,200	69,280
Calsonic Kansei Corp.	34,000	295,376
Daikyonishikawa Corp.	3,400	230,013
Eagle Industry Co. Ltd.	6,800	136,684
Exedy Corp.	10,200	245,071
FCC Co. Ltd.	10,200	213,631
Futaba Industrial Co. Ltd.	17,000	72,396
G-Tekt Corp.	6,800	98,183
Kasai Kogyo Co. Ltd.	6,800	102,651
Keihin Corp.	13,600	222,401
KYB Corp.	68,000	214,017
Mitsuba Corp.	10,200	176,978
Musashi Seimitsu Industry Co. Ltd.	6,800	145,509
Nifco Inc./Japan	17,000	722,583
Nippon Seiki Co. Ltd.	8,000	160,740
Nissin Kogyo Co. Ltd.	13,600	211,259
Pacific Industrial Co. Ltd.	13,600	147,054
Piolax Inc.	3,400	186,437
Press Kogyo Co. Ltd.	27,200	125,321
Riken Corp.	34,000	124,935
Sanden Holdings Corp.	34,000	109,215
Showa Corp.	17,000	164,098
Sumitomo Riko Co. Ltd.	13,600	116,716
Tachi-S Co. Ltd.	10,200	172,096
Taiho Kogyo Co. Ltd.	6,800	77,609
Takata Corp.[a,b]	10,200	73,224
Tokai Rika Co. Ltd.	17,000	392,042
Topre Corp.	13,600	300,616
Toyo Tire & Rubber Co. Ltd.	34,000	734,166
Toyota Boshoku Corp.	23,800	511,407
TPR Co. Ltd.	6,800	185,058
TS Tech Co. Ltd.	17,000	476,436
Unipres Corp.	13,600	323,673
Yorozu Corp.	6,800	133,871

		7,780,871
AUTOMOBILES — 0.15%
Nissan Shatai Co. Ltd.	27,200	309,994

		309,994

Security	Shares	Value

BANKS — 5.64%
77 Bank Ltd. (The)	102,000	$520,425
Aichi Bank Ltd. (The)	3,400	187,541
Akita Bank Ltd. (The)	68,000	241,045
Aomori Bank Ltd. (The)	68,000	220,084
Ashikaga Holdings Co. Ltd.	37,400	145,013
Awa Bank Ltd. (The)	68,000	399,351
Bank of Iwate Ltd. (The)	3,400	147,550
Bank of Nagoya Ltd. (The)	68,000	249,319
Bank of Saga Ltd. (The)	34,000	74,740
Bank of the Ryukyus Ltd.	13,600	186,217
Chiba Kogyo Bank Ltd. (The)	17,000	103,975
Daishi Bank Ltd. (The)	102,000	452,579
Eighteenth Bank Ltd. (The)	68,000	205,743
Higashi-Nippon Bank Ltd. (The)	34,000	109,491
Hokkoku Bank Ltd. (The)	102,000	337,573
Hokuetsu Bank Ltd. (The)	68,000	144,517
Hyakugo Bank Ltd. (The)	68,000	332,609
Hyakujushi Bank Ltd. (The)	68,000	248,215
Jimoto Holdings Inc.	57,800	96,115
Juroku Bank Ltd. (The)	102,000	407,901
Kansai Urban Banking Corp.	10,200	113,600
Keiyo Bank Ltd. (The)	68,000	324,886
Kiyo Bank Ltd. (The)	23,800	358,313
Mie Bank Ltd. (The)	34,000	75,844
Minato Bank Ltd. (The)	68,000	113,628
Miyazaki Bank Ltd. (The)	68,000	224,497
Musashino Bank Ltd. (The)	10,200	379,770
Nanto Bank Ltd. (The)	68,000	218,981
Nishi-Nippon City Bank Ltd. (The)	238,000	629,364
North Pacific Bank Ltd.	112,200	416,836
Ogaki Kyoritsu Bank Ltd. (The)	102,000	419,484
Oita Bank Ltd. (The)	68,000	278,001
San-in Godo Bank Ltd. (The)	47,600	384,182
Senshu Ikeda Holdings Inc.	85,000	349,570
Shiga Bank Ltd. (The)	68,000	341,434
Shikoku Bank Ltd. (The)	68,000	162,167
Tochigi Bank Ltd. (The)	34,000	205,467
Toho Bank Ltd. (The)	68,000	245,458
Tokyo TY Financial Group Inc.	7,330	240,805
TOMONY Holdings Inc.	51,000	192,367
Towa Bank Ltd. (The)	136,000	127,969
Tsukuba Bank Ltd.	30,600	101,520
Yamagata Bank Ltd. (The)	68,000	265,315
Yamanashi Chuo Bank Ltd. (The)	68,000	353,569

		11,333,030
BEVERAGES — 1.06%
Coca-Cola East Japan Co. Ltd.	20,466	301,146
Coca-Cola West Co. Ltd.	23,800	480,904
Ito EN Ltd.	20,400	465,652
Sapporo Holdings Ltd.	102,000	448,443
Takara Holdings Inc.	57,800	441,658

		2,137,803
BIOTECHNOLOGY — 0.36%
Japan Tissue Engineering Co. Ltd.[b]	6,800	62,992
NanoCarrier Co. Ltd.[a,b]	13,600	118,040
OncoTherapy Science Inc.[a,b]	44,200	121,901
PeptiDream Inc.[a,b]	10,200	249,457
Takara Bio Inc.	17,000	181,197

		733,587

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

BUILDING PRODUCTS — 1.60%
Aica Kogyo Co. Ltd.	17,000	$340,469
Bunka Shutter Co. Ltd.	17,000	147,688
Central Glass Co. Ltd.	68,000	321,025
Nichias Corp.	34,000	222,291
Nichiha Corp.	6,800	96,142
Nippon Sheet Glass Co. Ltd.[a,b]	306,000	263,108
Nitto Boseki Co. Ltd.	68,000	197,469
Noritz Corp.	10,200	150,501
Okabe Co. Ltd.	13,600	104,140
Sankyo Tateyama Inc.	10,200	142,724
Sanwa Holdings Corp.	71,400	597,703
Sekisui Jushi Corp.	10,200	137,015
Takara Standard Co. Ltd.	34,000	258,420
Takasago Thermal Engineering Co. Ltd.	17,000	239,804

		3,218,499
CAPITAL MARKETS — 1.53%
Ichigo Inc.	61,200	170,772
Ichiyoshi Securities Co. Ltd.	13,600	128,300
IwaiCosmo Holdings Inc.	6,800	81,194
Jafco Co. Ltd.	13,600	539,455
kabu.com Securities Co. Ltd.	54,400	176,067
Kyokuto Securities Co. Ltd.	6,800	90,902
Marusan Securities Co. Ltd.	20,400	204,364
Matsui Securities Co. Ltd.	37,400	344,330
Mito Securities Co. Ltd.	23,800	81,663
Monex Group Inc.	57,800	155,659
Okasan Securities Group Inc.	68,000	411,486
Sawada Holdings Co. Ltd.	6,800	63,102
SPARX Group Co. Ltd.	34,000	93,494
Tokai Tokyo Financial Holdings Inc.	71,400	430,323
Toyo Securities Co. Ltd.	34,000	108,939

		3,080,050
CHEMICALS — 6.71%
Achilles Corp.	68,000	87,703
ADEKA Corp.	27,200	401,558
C Uyemura & Co. Ltd.	3,400	146,171
Chugoku Marine Paints Ltd.	34,000	239,114
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	34,000	161,340
Denka Co. Ltd.	136,000	600,130
DIC Corp.	272,000	783,258
Fujimi Inc.	6,800	87,593
Fujimori Kogyo Co. Ltd.	3,400	91,564
Ihara Chemical Industry Co. Ltd.	10,200	138,173
Ishihara Sangyo Kaisha Ltd.[b]	136,000	121,350
JSP Corp.	3,400	70,493
Konishi Co. Ltd.	6,800	145,840
Kumiai Chemical Industry Co. Ltd.	13,600	117,709
Kureha Corp.	34,000	133,485
Lintec Corp.	13,600	293,556
Nihon Nohyaku Co. Ltd.[a]	17,000	112,249
Nihon Parkerizing Co. Ltd.	30,600	306,298
Nippon Kayaku Co. Ltd.	68,000	733,063
Nippon Shokubai Co. Ltd.	7,400	553,439
Nippon Soda Co. Ltd.	34,000	205,467
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	67,164

Security	Shares	Value

Nissan Chemical Industries Ltd.	40,800	$977,638
NOF Corp.	34,000	261,729
Okamoto Industries Inc.	34,000	304,202
Osaka Soda Co. Ltd.	34,000	119,419
Sakai Chemical Industry Co. Ltd.	34,000	116,386
Sakata INX Corp.	13,600	139,663
Sanyo Chemical Industries Ltd.	6,000	47,453
Shin-Etsu Polymer Co. Ltd.	13,600	74,023
Showa Denko KK	510,000	670,182
Sumitomo Bakelite Co. Ltd.	68,000	284,620
Taiyo Holdings Co. Ltd.	6,800	257,868
Takasago International Corp.	6,800	163,877
Tenma Corp.	6,800	128,465
Toagosei Co. Ltd.	34,000	291,515
Tokai Carbon Co. Ltd.	68,000	206,295
Tokuyama Corp.[a,b]	102,000	217,602
Tokyo Ohka Kogyo Co. Ltd.	13,600	407,625
Tosoh Corp.	204,000	1,141,791
Toyo Ink SC Holdings Co. Ltd.	68,000	282,414
Toyobo Co. Ltd.	306,000	446,788
Ube Industries Ltd.	374,000	794,841
Zeon Corp.	68,000	544,419

		13,475,532
COMMERCIAL SERVICES & SUPPLIES — 1.66%
Aeon Delight Co. Ltd.	6,800	210,432
Daiseki Co. Ltd.	13,660	224,158
Duskin Co. Ltd.	17,000	311,372
Itoki Corp.	13,600	104,140
Kokuyo Co. Ltd.	27,200	312,862
Kyodo Printing Co. Ltd.	34,000	96,528
Matsuda Sangyo Co. Ltd.	6,860	82,411
Mitsubishi Pencil Co. Ltd.	6,800	320,474
Nippon Kanzai Co. Ltd.	6,800	110,263
Nippon Parking Development Co. Ltd.[a]	64,600	78,602
Nissha Printing Co. Ltd.	10,200	213,383
Okamura Corp.	23,800	233,598
Oyo Corp.	6,800	79,980
Pilot Corp.	10,200	457,544
Relia Inc.	13,600	125,873
Sato Holdings Corp.	6,800	151,687
Toppan Forms Co. Ltd.	17,000	219,946

		3,333,253
COMMUNICATIONS EQUIPMENT — 0.36%
Denki Kogyo Co. Ltd.	34,000	154,169
Hitachi Kokusai Electric Inc.	34,000	501,395
Icom Inc.	3,400	69,087

		724,651
CONSTRUCTION & ENGINEERING — 4.35%
Chiyoda Corp.	68,000	576,411
Chudenko Corp.	10,200	219,257
COMSYS Holdings Corp.	34,000	456,441
Fudo Tetra Corp.	61,200	73,968
Hazama Ando Corp.	54,400	304,919
Hibiya Engineering Ltd.	6,800	93,715
Kandenko Co. Ltd.	34,000	232,771
Kinden Corp.	34,000	461,681
Kumagai Gumi Co. Ltd.	102,000	285,448
Kyowa Exeo Corp.	27,200	274,030

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Kyudenko Corp.	9,000	$163,603
Maeda Corp.	34,000	204,916
Maeda Road Construction Co. Ltd.	34,000	564,276
MIRAIT Holdings Corp.	20,400	165,311
Nippo Corp.	14,000	237,119
Nippon Densetsu Kogyo Co. Ltd.	10,200	193,112
Nippon Koei Co. Ltd.	34,000	127,693
Nippon Road Co. Ltd. (The)	34,000	168,511
Nishimatsu Construction Co. Ltd.	102,000	401,282
Okumura Corp.	68,000	371,220
OSJB Holdings Corp.	40,800	86,048
Penta-Ocean Construction Co. Ltd.	98,600	391,105
Raito Kogyo Co. Ltd.	17,000	156,514
Sanki Engineering Co. Ltd.	13,600	122,673
SHO-BOND Holdings Co. Ltd.	6,800	268,348
Sumitomo Densetsu Co. Ltd.	6,800	92,612
Sumitomo Mitsui Construction Co. Ltd.	275,400	270,307
Taikisha Ltd.	10,200	242,010
Tekken Corp.[a]	34,000	86,875
Toa Corp./Tokyo	68,000	180,370
Toda Corp.	68,000	385,010
Tokyu Construction Co. Ltd.	23,840	160,699
Toshiba Plant Systems & Services Corp.	13,600	131,058
Totetsu Kogyo Co. Ltd.	10,200	228,275
Toyo Construction Co. Ltd.	23,800	103,092
Toyo Engineering Corp.[b]	34,000	94,873
Yahagi Construction Co. Ltd.	6,800	47,051
Yokogawa Bridge Holdings Corp.	10,200	112,028

		8,734,632
CONSTRUCTION MATERIALS — 0.26%
Sumitomo Osaka Cement Co. Ltd.	136,000	522,907

		522,907
CONSUMER FINANCE — 0.72%
Aiful Corp.[a,b]	108,800	363,608
Hitachi Capital Corp.	17,000	475,057
J Trust Co. Ltd.	27,200	212,472
Jaccs Co. Ltd.	34,000	130,451
Orient Corp.[b]	139,400	269,121

		1,450,709
CONTAINERS & PACKAGING — 0.47%
FP Corp.	6,800	257,868
Fuji Seal International Inc.	6,800	213,190
Pack Corp. (The)	6,800	167,683
Rengo Co. Ltd.	68,000	301,168

		939,909
DISTRIBUTORS — 0.31%
Canon Marketing Japan Inc.	17,000	268,486
Doshisha Co. Ltd.	6,800	144,186
PALTAC Corp.	10,200	201,716

		614,388
DIVERSIFIED CONSUMER SERVICES — 0.04%
Meiko Network Japan Co. Ltd.	6,800	77,167

		77,167

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.99%
Century Tokyo Leasing Corp.	13,680	$470,500
Financial Products Group Co. Ltd.	20,400	139,166
Fuyo General Lease Co. Ltd.	6,800	327,645
IBJ Leasing Co. Ltd.	6,800	149,922
Japan Securities Finance Co. Ltd.	27,200	142,531
Ricoh Leasing Co. Ltd.	6,800	205,467
Zenkoku Hosho Co. Ltd.	17,000	556,416

		1,991,647
ELECTRIC UTILITIES — 0.35%
Hokkaido Electric Power Co. Inc.[b]	61,200	550,542
Okinawa Electric Power Co. Inc. (The)	6,800	157,424

		707,966
ELECTRICAL EQUIPMENT — 1.53%
Chiyoda Integre Co. Ltd.	3,400	82,187
Cosel Co. Ltd.	6,800	64,150
Daihen Corp.	34,000	152,790
Denyo Co. Ltd.	3,400	56,979
Fujikura Ltd.	102,000	576,687
Furukawa Electric Co. Ltd.	238,000	515,461
Futaba Corp.	10,200	141,648
GS Yuasa Corp.	136,000	514,082
Idec Corp./Japan	10,200	90,433
Nissin Electric Co. Ltd.	13,600	98,073
Nitto Kogyo Corp.	10,200	176,564
Toyo Tanso Co. Ltd.	3,400	49,698
Ushio Inc.	37,400	548,501

		3,067,253
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.10%
Ai Holdings Corp.	13,600	344,192
Amano Corp.	20,400	277,008
Anritsu Corp.	47,600	318,543
Azbil Corp.	20,400	513,806
Canon Electronics Inc.	6,800	118,482
Daiwabo Holdings Co. Ltd.	68,000	142,862
Dexerials Corp.[b]	17,000	184,920
Elematec Corp.	3,400	82,049
Enplas Corp.	3,400	132,933
HORIBA Ltd.	13,600	505,808
Hosiden Corp.	20,400	115,172
Ibiden Co. Ltd.	40,800	638,741
Iriso Electronics Co. Ltd.	3,400	204,916
Japan Aviation Electronics Industry Ltd.	34,000	593,235
Japan Cash Machine Co. Ltd.[a]	6,800	75,513
Japan Display Inc.[b]	125,800	382,665
Kaga Electronics Co. Ltd.	6,800	101,934
Kanematsu Electronics Ltd.	3,400	56,372
Koa Corp.	10,200	89,275
Macnica Fuji Electronics Holdings Inc.[b]	10,200	136,105
Maruwa Co. Ltd./Aichi	3,400	83,290
Mitsumi Electric Co. Ltd.	30,600	166,801
Nichicon Corp.	17,000	141,207
Nippon Ceramic Co. Ltd.	6,800	107,505
Nippon Chemi-Con Corp.	68,000	144,517
Nippon Signal Co. Ltd.	17,000	189,471
Nohmi Bosai Ltd.	6,800	85,993

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Oki Electric Industry Co. Ltd.	272,000	$353,018
Ryosan Co. Ltd.	10,200	268,900
Ryoyo Electro Corp.	6,800	77,774
SIIX Corp.	3,400	107,560
SMK Corp.	34,000	189,195
Taiyo Yuden Co. Ltd.	34,000	554,072
Topcon Corp.	34,000	597,096
Toyo Corp./Chuo-ku	10,200	85,965
UKC Holdings Corp.	3,400	73,334

		8,240,229
ENERGY EQUIPMENT & SERVICES — 0.14%
Modec Inc.	6,800	100,500
Shinko Plantech Co. Ltd.	13,600	111,642
Toyo Kanetsu KK	34,000	70,879

		283,021
FOOD & STAPLES RETAILING — 4.09%
Ain Holdings Inc.	6,800	319,371
Arcs Co. Ltd.	10,200	215,616
Axial Retailing Inc.	3,400	124,659
Belc Co. Ltd.	3,400	126,176
Cawachi Ltd.	6,800	134,533
Cocokara fine Inc.	6,800	266,142
Cosmos Pharmaceutical Corp.[a]	3,400	464,990
CREATE SD HOLDINGS Co. Ltd.	3,400	221,188
Daikokutenbussan Co. Ltd.	3,400	135,553
Heiwado Co. Ltd.	10,200	245,816
Kato Sangyo Co. Ltd.	6,800	157,810
Kobe Bussan Co. Ltd.	3,400	126,866
Kusuri No Aoki Co. Ltd.	3,400	179,818
Life Corp.	3,400	85,772
Matsumotokiyoshi Holdings Co. Ltd.	13,600	697,210
Ministop Co. Ltd.	6,800	125,983
Mitsubishi Shokuhin Co. Ltd.	3,400	84,117
Qol Co. Ltd.	6,800	98,900
San-A Co. Ltd.	6,800	296,755
Sogo Medical Co. Ltd.	3,400	122,315
Sugi Holdings Co. Ltd.	13,600	717,067
Sundrug Co. Ltd.	10,200	656,116
Tsuruha Holdings Inc.	10,200	910,123
United Super Markets Holdings Inc.	17,000	143,000
UNY Group Holdings Co. Ltd.	71,400	433,798
Valor Holdings Co. Ltd.	13,600	318,709
Welcia Holdings Co. Ltd.	6,800	374,530
Yaoko Co. Ltd.	6,800	306,132
Yokohama Reito Co. Ltd.	17,000	135,002

		8,224,067
FOOD PRODUCTS — 3.51%
Ariake Japan Co. Ltd.	6,800	321,025
Dydo Drinco Inc.	3,400	151,136
Ezaki Glico Co. Ltd.	13,600	682,868
Fuji Oil Holdings Inc.	20,400	304,809
Fujiya Co. Ltd.[b]	34,000	55,986
Hokuto Corp.	6,800	128,741
House Foods Group Inc.	20,400	358,920
Itoham Foods Inc.	34,000	173,199
J-Oil Mills Inc.	34,000	96,252
Kagome Co. Ltd.[a]	27,200	458,923
Kameda Seika Co. Ltd.	3,400	124,935

Security	Shares	Value

Kewpie Corp.	34,000	$814,423
KEY Coffee Inc.	6,800	107,229
Marudai Food Co. Ltd.	34,000	127,417
Maruha Nichiro Corp.	13,600	216,113
MEGMILK SNOW BRAND Co. Ltd.	13,600	319,260
Mitsui Sugar Co. Ltd.	34,000	150,860
Morinaga & Co. Ltd./Japan	68,000	352,466
Morinaga Milk Industry Co. Ltd.	68,000	316,061
Nichirei Corp.	68,000	444,582
Nippon Beet Sugar Manufacturing Co. Ltd.	34,000	55,986
Nippon Flour Mills Co. Ltd.	34,000	231,392
Nippon Suisan Kaisha Ltd.	81,600	279,987
Nisshin OilliO Group Ltd. (The)	34,000	131,554
Prima Meat Packers Ltd.	68,000	181,473
S Foods Inc.	3,400	57,862
Sakata Seed Corp.	10,200	205,274
Showa Sangyo Co. Ltd.	34,000	133,209
Warabeya Nichiyo Co. Ltd.	3,400	65,446

		7,047,388
GAS UTILITIES — 0.08%
K&O Energy Group Inc.	3,400	46,940
Shizuoka Gas Co. Ltd.	17,000	115,007

		161,947
HEALTH CARE EQUIPMENT & SUPPLIES — 1.67%
Asahi Intecc Co. Ltd.	17,000	737,751
Eiken Chemical Co. Ltd.	6,800	126,038
Fukuda Denshi Co. Ltd.	3,400	180,646
Hogy Medical Co. Ltd.	3,400	174,854
JEOL Ltd.	34,000	228,082
Mani Inc.	6,800	129,623
Menicon Co. Ltd.	3,400	81,415
Nagaileben Co. Ltd.	6,800	119,254
Nakanishi Inc.	6,800	242,424
Nihon Kohden Corp.	23,800	494,804
Nikkiso Co. Ltd.	20,400	161,836
Nipro Corp.	40,800	447,119
Paramount Bed Holdings Co. Ltd.	6,800	226,152

		3,349,998
HEALTH CARE PROVIDERS & SERVICES — 0.73%
AS ONE Corp.	3,400	128,658
BML Inc.	3,400	108,663
Message Co. Ltd.	3,400	79,953
Nichii Gakkan Co.[a]	13,600	92,336
Ship Healthcare Holdings Inc.	13,600	319,150
Toho Holdings Co. Ltd.	17,000	421,277
Tokai Corp./Gifu	3,400	106,319
Tsukui Corp.	10,200	110,870
Vital KSK Holdings Inc.	13,600	110,208

		1,477,434
HOTELS, RESTAURANTS & LEISURE — 3.31%
Accordia Golf Co. Ltd.	20,400	183,183
Atom Corp.	23,800	134,367
Colowide Co. Ltd.	20,400	299,844
Create Restaurants Holdings Inc.	3,400	92,805
Doutor Nichires Holdings Co. Ltd.	10,200	158,610

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Fuji Kyuko Co. Ltd.	34,000	$324,059
Fujita Kanko Inc.	34,000	162,995
Hiday Hidaka Corp.	3,400	90,047
Hiramatsu Inc.	10,200	62,633
HIS Co. Ltd.	13,600	440,720
Ichibanya Co. Ltd.[a]	3,400	157,479
Kappa Create Co. Ltd.[a,b]	6,800	68,673
Kisoji Co. Ltd.	6,800	115,006
KNT-CT Holdings Co. Ltd.[b]	34,000	68,121
Koshidaka Holdings Co. Ltd.	3,400	63,957
Kura Corp.	3,400	115,282
Kyoritsu Maintenance Co. Ltd.	3,440	276,528
MOS Food Services Inc.	10,200	259,799
Ohsho Food Service Corp.	3,400	115,282
Plenus Co. Ltd.	6,800	111,201
Resorttrust Inc.	27,200	724,789
Ringer Hut Co. Ltd.	6,800	147,661
Round One Corp.	23,800	103,285
Royal Holdings Co. Ltd.	10,200	195,594
Saizeriya Co. Ltd.	10,200	241,762
Skylark Co. Ltd.	37,400	509,669
St. Marc Holdings Co. Ltd.	6,800	194,435
Tokyo Dome Corp.	68,000	320,474
Tokyotokeiba Co. Ltd.	34,000	78,877
Toridoll.corp.	6,800	107,174
Tosho Co. Ltd.	3,400	94,736
Yoshinoya Holdings Co. Ltd.	20,400	252,849
Zensho Holdings Co. Ltd.	30,600	373,068

		6,644,964
HOUSEHOLD DURABLES — 2.65%
Alpine Electronics Inc.	13,600	190,740
Chofu Seisakusho Co. Ltd.	6,800	151,467
Clarion Co. Ltd.	34,000	123,832
Foster Electric Co. Ltd.	6,800	160,844
France Bed Holdings Co. Ltd.	10,200	80,422
Fujitsu General Ltd.	34,000	450,097
Haseko Corp.	91,800	1,024,633
JVC Kenwood Corp.	40,800	116,165
Misawa Homes Co. Ltd.	10,200	77,857
PanaHome Corp.	34,000	254,007
Pioneer Corp.[a,b]	102,000	316,888
Pressance Corp.	3,400	117,213
Sangetsu Co. Ltd.	17,000	325,714
Sharp Corp./Japan[b]	510,000	521,252
Starts Corp. Inc.	10,200	187,320
Sumitomo Forestry Co. Ltd.	44,200	594,448
Takamatsu Construction Group Co. Ltd.	3,400	72,810
Tamron Co. Ltd.	6,800	131,554
Token Corp.	3,420	268,263
Zojirushi Corp.	10,000	163,043

		5,328,569
HOUSEHOLD PRODUCTS — 0.91%
Earth Chemical Co. Ltd.	3,400	142,586
Lion Corp.	68,000	709,345
Pigeon Corp.	34,000	973,556

		1,825,487
INDUSTRIAL CONGLOMERATES — 0.36%
Katakura Industries Co. Ltd.	6,800	73,306

Security	Shares	Value

Nisshinbo Holdings Inc.	44,200	$522,025
TOKAI Holdings Corp.	30,600	133,788

		729,119
INSURANCE — 0.08%
Anicom Holdings Inc.[b]	6,800	154,225

		154,225
INTERNET & CATALOG RETAIL — 0.65%
ASKUL Corp.	6,800	293,998
Belluna Co. Ltd.	17,000	96,390
Ikyu Corp.[a]	6,800	134,036
Senshukai Co. Ltd.	10,200	67,680
Start Today Co. Ltd.	20,400	707,414

		1,299,518
INTERNET SOFTWARE & SERVICES — 1.28%
COOKPAD Inc.[a]	17,000	366,669
CROOZ Inc.[a]	3,400	77,526
Dena Co. Ltd.	37,400	587,940
Dip Corp.	10,200	231,999
F@N Communications Inc.[a]	13,600	91,454
GMO Internet Inc.	23,800	365,649
Gree Inc.	37,400	182,025
Gurunavi Inc.	10,200	209,576
Infomart Corp.	13,600	135,691
Internet Initiative Japan Inc.[a]	10,200	192,284
SMS Co. Ltd.	6,800	132,381

		2,573,194
IT SERVICES — 1.71%
Digital Garage Inc.	13,600	219,312
DTS Corp.	6,800	160,733
GMO Payment Gateway Inc.	6,874	330,652
Ines Corp.	10,200	95,397
Information Services International-Dentsu Ltd.	3,400	59,296
IT Holdings Corp.	27,248	659,319
NEC Networks & System Integration Corp.	6,800	121,736
NET One Systems Co. Ltd.	27,200	160,844
Nihon Unisys Ltd.[a]	20,400	226,373
NS Solutions Corp.	6,800	314,406
SCSK Corp.	17,056	661,321
TKC Corp.	6,800	169,062
Transcosmos Inc.	10,200	252,766

		3,431,217
LEISURE PRODUCTS — 0.46%
Fields Corp.[a]	3,400	57,172
Heiwa Corp.	17,016	318,567
Mars Engineering Corp.	3,400	58,248
Mizuno Corp.	34,000	164,925
Tomy Co. Ltd.	20,400	108,553
Universal Entertainment Corp.	6,800	129,900
Yonex Co. Ltd.	3,400	83,290

		920,655

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.06%
EPS Holdings Inc.	10,200	$118,813

		118,813
MACHINERY — 6.76%
Aichi Corp.	10,200	72,727
Aida Engineering Ltd.	20,400	218,099
Asahi Diamond Industrial Co. Ltd.	17,000	199,538
Bando Chemical Industries Ltd.	34,000	149,481
CKD Corp.	17,000	182,438
Daifuku Co. Ltd.	30,600	496,679
Daiwa Industries Ltd.	10,200	77,609
DMG Mori Co. Ltd.	37,400	508,152
Ebara Corp.	136,000	669,630
Fuji Machine Manufacturing Co. Ltd.	23,800	236,108
Fujitec Co. Ltd.	23,800	255,221
Fukushima Industries Corp.	3,400	70,603
Furukawa Co. Ltd.	102,000	202,709
Glory Ltd.	20,400	574,205
Harmonic Drive Systems Inc.[a]	6,800	135,746
Hitachi Koki Co. Ltd.	17,000	127,831
Hitachi Zosen Corp.	54,400	300,065
Iseki & Co. Ltd.[a]	68,000	112,524
Japan Steel Works Ltd. (The)	102,000	390,526
Juki Corp.[a]	10,200	97,466
Kato Works Co. Ltd.	34,000	163,822
Kitz Corp.	30,600	141,235
Komori Corp.	17,000	215,947
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,200	121,626
Makino Milling Machine Co. Ltd.	34,000	277,450
Max Co. Ltd.	4,000	41,272
Meidensha Corp.	68,000	270,279
METAWATER Co. Ltd.	3,400	81,911
Mitsui Engineering & Shipbuilding Co. Ltd.	272,000	445,685
Miura Co. Ltd.	27,200	365,152
Morita Holdings Corp.	10,200	105,822
Nachi-Fujikoshi Corp.	68,000	318,819
Namura Shipbuilding Co. Ltd.	17,000	156,238
Nippon Sharyo Ltd.[a,b]	34,000	81,084
Nippon Thompson Co. Ltd.	34,000	154,445
Nitta Corp.	6,800	193,056
Nitto Kohki Co. Ltd.	3,400	74,796
Noritake Co. Ltd./Nagoya Japan	34,000	79,429
NTN Corp.	170,000	798,426
Obara Group Inc.	3,400	122,453
Oiles Corp.	6,896	116,294
OKUMA Corp.	34,000	308,614
OSG Corp.	27,200	536,587
Ryobi Ltd.	34,000	126,038
Shibuya Kogyo Co. Ltd.	6,800	100,334
Shima Seiki Manufacturing Ltd.	10,200	149,922
ShinMaywa Industries Ltd.	34,000	328,472
Sintokogio Ltd.	17,000	147,550
Sodick Co. Ltd.	13,600	111,311
Star Micronics Co. Ltd.	13,600	184,010
Tadano Ltd.	34,000	438,790
Takeuchi Manufacturing Co. Ltd.	10,200	218,099
Takuma Co. Ltd.	34,000	285,172
Teikoku Sen-I Co. Ltd.	6,800	95,756
Tocalo Co. Ltd.	6,800	145,509
Toshiba Machine Co. Ltd.	34,000	118,592

Security	Shares	Value

Tsubakimoto Chain Co.	34,000	$264,212
Tsugami Corp.	34,000	154,445
Tsukishima Kikai Co. Ltd.	10,200	97,880
Tsurumi Manufacturing Co. Ltd.	6,800	113,076
Union Tool Co.	3,400	95,977
YAMABIKO Corp.	10,200	98,211
Yushin Precision Equipment Co. Ltd.	3,400	63,736

		13,584,891
MARINE — 0.41%
Iino Kaiun Kaisha Ltd.	30,600	127,334
Kawasaki Kisen Kaisha Ltd.	306,000	627,985
NS United Kaiun Kaisha Ltd.	34,000	63,709

		819,028
MEDIA — 1.83%
Adways Inc.[a]	10,200	59,158
Asatsu-DK Inc.	10,200	246,064
Avex Group Holdings Inc.	10,200	121,708
CyberAgent Inc.	17,000	715,688
Daiichikosho Co. Ltd.	13,600	445,133
Kadokawa Dwango[b]	17,008	264,888
Next Co. Ltd.	17,000	188,506
Septeni Holdings Co. Ltd.	6,800	129,182
Shochiku Co. Ltd.	34,000	321,853
SKY Perfect JSAT Holdings Inc.	57,800	292,094
Toei Co. Ltd.	34,000	345,847
Tokyo Broadcasting System Holdings Inc.	13,600	204,640
TV Asahi Holdings Corp.	6,800	117,434
USEN Corp.[b]	34,080	98,690
Zenrin Co. Ltd.	6,800	124,108

		3,674,993
METALS & MINING — 2.39%
Aichi Steel Corp.	34,000	150,860
Asahi Holdings Inc.	10,200	160,761
Daido Steel Co. Ltd.	102,000	430,240
Dowa Holdings Co. Ltd.	68,000	522,356
Godo Steel Ltd.	34,000	65,915
Kurimoto Ltd.	34,000	62,054
Kyoei Steel Ltd.	6,800	119,254
Mitsubishi Steel Manufacturing Co. Ltd.	34,000	68,949
Mitsui Mining & Smelting Co. Ltd.	204,000	392,180
Neturen Co. Ltd.	10,200	78,850
Nippon Denko Co. Ltd.	37,400	68,866
Nippon Light Metal Holdings Co. Ltd.	156,400	279,104
Nippon Yakin Kogyo Co. Ltd.[a,b]	57,800	75,954
Nisshin Steel Co. Ltd.	30,600	334,346
Nittetsu Mining Co. Ltd.	34,000	162,167
Osaka Steel Co. Ltd.	3,400	61,640
OSAKA Titanium Technologies Co. Ltd.	6,800	165,477
Pacific Metals Co. Ltd.[a,b]	68,000	178,164
Sanyo Special Steel Co. Ltd.	34,000	158,858
Toho Titanium Co. Ltd.[b]	10,200	102,596
Toho Zinc Co. Ltd.	34,000	85,772
Tokyo Rope Manufacturing Co. Ltd.[b]	34,000	51,849
Tokyo Steel Manufacturing Co. Ltd.	34,000	209,328
TOPY Industries Ltd.	68,000	162,167
UACJ Corp.	68,140	163,607
Yamato Kogyo Co. Ltd.	13,600	349,708
Yodogawa Steel Works Ltd.	6,800	138,394

		4,799,416

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

MULTILINE RETAIL — 0.89%
Fuji Co. Ltd./Ehime	6,800	$154,280
H2O Retailing Corp.	30,735	641,227
Izumi Co. Ltd.	13,600	530,629
Matsuya Co. Ltd.	10,200	122,287
Parco Co. Ltd.	6,800	66,080
Seria Co. Ltd.	6,800	282,966

		1,797,469
OIL, GAS & CONSUMABLE FUELS — 0.47%
Cosmo Energy Holdings Co. Ltd.[b]	20,400	267,742
ITOCHU Enex Co. Ltd.	17,000	138,035
Japan Petroleum Exploration Co. Ltd.	10,200	282,552
Nippon Gas Co. Ltd.	10,200	262,695

		951,024
PAPER & FOREST PRODUCTS — 0.61%
Daio Paper Corp.[a]	27,200	257,041
Hokuetsu Kishu Paper Co. Ltd.	37,400	246,037
Mitsubishi Paper Mills Ltd.[b]	102,000	73,637
Nippon Paper Industries Co. Ltd.	34,000	546,625
Tokushu Tokai Paper Co. Ltd.	34,000	105,078

		1,228,418
PERSONAL PRODUCTS — 1.31%
Artnature Inc.	6,800	64,315
Dr. Ci:Labo Co. Ltd.	10,200	202,792
Euglena Co. Ltd.[a,b]	20,400	280,649
Fancl Corp.	13,600	196,256
Kobayashi Pharmaceutical Co. Ltd.	10,200	829,867
Mandom Corp.	6,800	272,761
Milbon Co. Ltd.	3,400	130,451
Noevir Holdings Co. Ltd.	6,800	187,540
Pola Orbis Holdings Inc.	6,800	476,574

		2,641,205
PHARMACEUTICALS — 2.54%
ASKA Pharmaceutical Co. Ltd.	6,800	85,000
JCR Pharmaceuticals Co. Ltd.	3,400	77,498
Kaken Pharmaceutical Co. Ltd.	10,500	739,293
Kissei Pharmaceutical Co. Ltd.	6,800	171,269
KYORIN Holdings Inc.	13,600	256,379
Mochida Pharmaceutical Co. Ltd.	3,400	212,362
Nichi-Iko Pharmaceutical Co. Ltd.	13,650	343,797
Nippon Shinyaku Co. Ltd.	13,000	535,691
Rohto Pharmaceutical Co. Ltd.	30,600	589,015
Sawai Pharmaceutical Co. Ltd.	10,200	584,134
Seikagaku Corp.	13,600	187,210
Sosei Group Corp.[a]	6,800	334,263
Torii Pharmaceutical Co. Ltd.	3,400	76,092
Towa Pharmaceutical Co. Ltd.	3,400	210,431
Tsumura & Co.	20,400	560,139
ZERIA Pharmaceutical Co. Ltd.	10,200	141,483

		5,104,056

Security	Shares	Value

PROFESSIONAL SERVICES — 1.20%
Benefit One Inc.	6,800	$128,079
en-japan Inc.	3,400	112,386
Funai Soken Holdings Inc.	6,800	108,277
Meitec Corp.	10,200	339,642
Nihon M&A Center Inc.	10,200	455,062
Nomura Co. Ltd.	13,600	205,522
TechnoPro Holdings Inc.	10,200	290,412
Temp Holdings Co. Ltd.	44,200	712,765
Yumeshin Holdings Co. Ltd.[a]	10,200	54,276

		2,406,421
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.17%
Activia Properties Inc.	170	697,761
Advance Residence Investment Corp.	442	940,792
AEON REIT Investment Corp.	306	352,962
Comforia Residential REIT Inc.	136	265,866
Daiwa House REIT Investment Corp.	102	403,764
Daiwa House Residential Investment Corp.	238	484,958
Daiwa Office Investment Corp.	102	502,223
Frontier Real Estate Investment Corp.	136	549,935
Fukuoka REIT Corp.	238	388,430
Global One Real Estate Investment Corp.	68	250,698
GLP J-REIT	782	761,828
Hankyu REIT Inc.	170	176,509
Heiwa Real Estate REIT Inc.	272	190,850
Hoshino Resorts REIT Inc.	34	334,539
Hulic Reit Inc.	238	318,157
Ichigo Office REIT Investment	374	268,486
Industrial & Infrastructure Fund Investment Corp.	102	455,062
Invesco Office J-Reit Inc.	204	166,304
Invincible Investment Corp.	884	531,347
Japan Excellent Inc.	408	451,421
Japan Hotel REIT Investment Corp.	1,054	766,903
Japan Logistics Fund Inc.	272	520,480
Japan Rental Housing Investments Inc.	510	358,671
Kenedix Office Investment Corp.	136	597,923
Kenedix Residential Investment Corp.	136	342,537
Kenedix Retail REIT Corp.	136	276,457
MCUBS MidCity Investment Corp.	102	313,165
Mori Hills REIT Investment Corp.	442	566,124
MORI TRUST Sogo REIT Inc.	340	569,517
Nippon Accommodations Fund Inc.	170	579,859
NIPPON REIT Investment Corp.	136	329,079
Orix JREIT Inc.	782	1,020,634
Premier Investment Corp.	442	434,542
Sekisui House Reit Inc.	272	283,958
Sekisui House SI Residential Investment Corp.	340	297,859
TOKYU REIT Inc.	340	413,141
Top REIT Inc.	68	249,319

		16,412,060
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.30%
Daibiru Corp.	17,000	139,966
Daikyo Inc.	102,000	167,132
Goldcrest Co. Ltd.	6,800	132,768
Heiwa Real Estate Co. Ltd.	13,600	166,801
Kenedix Inc.	81,600	320,363
Leopalace21 Corp.[b]	78,200	456,716
Open House Co. Ltd.	10,200	214,293

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Relo Holdings Inc.	3,400	$367,635
Sumitomo Real Estate Sales Co. Ltd.	6,800	160,678
Takara Leben Co. Ltd.	27,200	150,253
TOC Co. Ltd.	17,000	141,621
Tosei Corp.	10,200	62,633
Unizo Holdings Co. Ltd.	3,400	139,552

		2,620,411
ROAD & RAIL — 2.21%
Fukuyama Transporting Co. Ltd.	34,000	162,995
Hitachi Transport System Ltd.	17,000	280,897
Nankai Electric Railway Co. Ltd.	170,000	881,165
Nikkon Holdings Co. Ltd.	20,400	386,885
Nishi-Nippon Railroad Co. Ltd.	102,000	554,348
Sankyu Inc.	102,000	508,014
Seino Holdings Co. Ltd.	51,000	516,288
Senko Co. Ltd.	34,000	217,878
Sotetsu Holdings Inc.	136,000	758,988
Trancom Co. Ltd.	3,400	181,197

		4,448,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.95%
Advantest Corp.	51,000	462,508
Disco Corp.	10,200	981,278
Megachips Corp.	10,200	96,308
Micronics Japan Co. Ltd.	10,200	104,747
Sanken Electric Co. Ltd.	34,000	131,554
SCREEN Holdings Co. Ltd.	68,000	509,669
Shindengen Electric Manufacturing Co. Ltd.	34,000	137,622
Shinko Electric Industries Co. Ltd.	23,800	163,519
Sumco Corp.	64,600	684,358
Tokyo Seimitsu Co. Ltd.	13,600	304,257
ULVAC Inc.	13,600	343,640

		3,919,460
SOFTWARE — 1.15%
Broadleaf Co. Ltd.	6,800	62,826
Capcom Co. Ltd.	13,600	299,072
COLOPL Inc.	17,000	343,227
Fuji Soft Inc.	6,800	151,411
Justsystems Corp.	13,600	109,987
KLab Inc.[a,b]	10,200	88,696
Koei Tecmo Holdings Co. Ltd.	13,640	213,651
Marvelous Inc.[a]	10,200	82,987
NSD Co. Ltd.	10,200	147,274
OBIC Business Consultants Co. Ltd.	3,400	193,884
Square Enix Holdings Co. Ltd.	27,200	617,560

		2,310,575
SPECIALTY RETAIL — 2.98%
Adastria Co. Ltd.	3,400	200,227
Alpen Co. Ltd.	6,800	114,234
AOKI Holdings Inc.	17,000	221,050
Aoyama Trading Co. Ltd.	13,600	504,153
Arcland Sakamoto Co. Ltd.	3,400	77,416
Autobacs Seven Co. Ltd.	20,400	369,014
BIC Camera Inc.	27,200	249,760
Chiyoda Co. Ltd.	10,200	340,882
DCM Holdings Co. Ltd.	30,600	209,494

Security	Shares	Value

EDION Corp.[a]	27,200	$216,444
Geo Holdings Corp.	10,200	161,671
Gulliver International Co. Ltd.	20,400	190,298
Jin Co. Ltd.	3,400	147,826
Joshin Denki Co. Ltd.	7,000	66,037
Joyful Honda Co. Ltd.	10,200	204,199
K’s Holdings Corp.	13,600	494,776
Kohnan Shoji Co. Ltd.	10,200	146,282
Komeri Co. Ltd.	10,200	226,290
Laox Co. Ltd.[a,b]	102,000	251,525
Nishimatsuya Chain Co. Ltd.	17,000	154,583
Nojima Corp.[a]	6,800	99,231
Pal Co. Ltd.	3,400	84,393
Sac’s Bar Holdings Inc.	6,800	112,138
Shimachu Co. Ltd.	17,000	395,352
T-Gaia Corp.	10,200	123,694
United Arrows Ltd.	6,800	299,513
VT Holdings Co. Ltd.	20,400	123,280
Xebio Holdings Co. Ltd.	6,800	129,348
Yellow Hat Ltd.	3,400	73,141

		5,986,251
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
Eizo Corp.	6,800	159,410
Elecom Co. Ltd.	6,800	90,240
Hitachi Maxell Ltd.	13,600	224,056
Japan Digital Laboratory Co. Ltd.	6,800	87,648
Melco Holdings Inc.	3,400	59,048
Riso Kagaku Corp.	6,800	110,318
Roland DG Corp.	3,400	80,063
Toshiba TEC Corp.	34,000	101,768
Wacom Co. Ltd.[a]	51,000	186,575

		1,099,126
TEXTILES, APPAREL & LUXURY GOODS — 1.31%
Descente Ltd.	13,600	165,256
Fujibo Holdings Inc.	34,000	63,157
Goldwin Inc.	3,400	158,858
Gunze Ltd.	68,000	204,640
Japan Wool Textile Co. Ltd. (The)	34,000	257,593
Kurabo Industries Ltd.	68,000	123,005
Onward Holdings Co. Ltd.	34,000	210,983
Sanyo Shokai Ltd.	34,000	84,945
Seiko Holdings Corp.	34,000	225,600
Seiren Co. Ltd.	17,000	202,709
TSI Holdings Co. Ltd.	27,200	192,174
Tsutsumi Jewelry Co. Ltd.	3,400	70,355
Unitika Ltd.[b]	204,000	97,631
Wacoal Holdings Corp.	34,000	414,520
Yondoshi Holdings Inc.	6,800	154,114

		2,625,540
TRADING COMPANIES & DISTRIBUTORS — 3.01%
Hanwa Co. Ltd.	68,000	302,271
Inaba Denki Sangyo Co. Ltd.	6,800	217,602
Inabata & Co. Ltd.	13,600	145,399
Iwatani Corp.	68,000	376,184
Japan Pulp & Paper Co. Ltd.	34,000	93,495
Kamei Corp.	10,200	111,201
Kanamoto Co. Ltd.	10,200	235,474
Kanematsu Corp.	136,000	227,255

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Kuroda Electric Co. Ltd.	10,200	$194,435
MISUMI Group Inc.	88,400	1,198,219
MonotaRO Co. Ltd.	20,400	584,134
Nagase & Co. Ltd.	34,000	431,619
Nippon Steel & Sumikin Bussan Corp.	35,440	121,602
Nishio Rent All Co. Ltd.	6,800	187,541
Sojitz Corp.	421,600	923,361
Trusco Nakayama Corp.	6,800	255,938
Wakita & Co. Ltd.	13,600	116,606
Yamazen Corp.	17,000	154,445
Yuasa Trading Co. Ltd.	6,800	167,959

		6,044,740
TRANSPORTATION INFRASTRUCTURE — 0.14%
Nissin Corp.	34,000	108,663
Sumitomo Warehouse Co. Ltd. (The)	34,000	180,646

		289,309
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Japan Communications Inc.[a,b]	44,200	122,260

		122,260

TOTAL COMMON STOCKS (Cost: $207,613,527)		199,618,268

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	6,086,780	6,086,780
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	312,925	312,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	25,833	25,833

		6,425,538

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,425,538)		6,425,538

TOTAL INVESTMENTS IN SECURITIES — 102.53% (Cost: $214,039,065)		206,043,806
Other Assets, Less Liabilities — (2.53)%		(5,083,667)

NET ASSETS — 100.00%		$200,960,139

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited)

iSHARES® MSCI MALAYSIA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

AIRLINES — 0.36%
AirAsia Bhd	2,990,800	$953,913

		953,913
AUTOMOBILES — 0.99%
UMW Holdings Bhd[a]	1,414,900	2,647,960

		2,647,960
BANKS — 28.58%
Alliance Financial Group Bhd	2,588,200	2,173,020
AMMB Holdings Bhd	4,677,037	5,034,615
CIMB Group Holdings Bhd[a]	12,167,364	12,840,792
Hong Leong Bank Bhd	1,343,040	4,271,018
Hong Leong Financial Group Bhd	549,500	1,804,174
Malayan Banking Bhd[a]	11,393,220	22,230,673
Public Bank Bhd[a]	6,117,180	26,368,145
RHB Capital Bhd	1,483,400	1,934,265

		76,656,702
CHEMICALS — 3.94%
Petronas Chemicals Group Bhd	6,688,200	10,571,873

		10,571,873
CONSTRUCTION & ENGINEERING — 5.05%
Dialog Group Bhd	9,115,854	3,484,719
Gamuda Bhd[a]	4,022,600	4,282,974
IJM Corp. Bhd	7,249,680	5,780,702

		13,548,395
CONSTRUCTION MATERIALS — 0.73%
Lafarge Malaysia Bhd	913,060	1,948,604

		1,948,604
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.54%
Telekom Malaysia Bhd	2,707,300	4,133,331

		4,133,331
ELECTRIC UTILITIES — 9.57%
Tenaga Nasional Bhd	8,196,712	25,682,006

		25,682,006
ENERGY EQUIPMENT & SERVICES — 1.98%
Bumi Armada Bhd[a,b]	5,603,200	1,366,634
Sapurakencana Petroleum Bhd[a]	7,872,000	3,950,769

		5,317,403
FOOD PRODUCTS — 7.30%
Felda Global Ventures Holdings Bhd[a]	3,078,700	1,277,978

Security	Shares	Value

Genting Plantations Bhd	555,800	$1,337,361
IOI Corp. Bhd	7,046,130	7,188,243
Kuala Lumpur Kepong Bhd	1,035,200	5,569,298
PPB Group Bhd	1,132,566	4,196,656

		19,569,536
GAS UTILITIES — 3.36%
Petronas Gas Bhd	1,678,800	9,023,944

		9,023,944
HEALTH CARE EQUIPMENT & SUPPLIES — 0.74%
Hartalega Holdings Bhd	1,578,100	1,998,532

		1,998,532
HEALTH CARE PROVIDERS & SERVICES — 3.27%
IHH Healthcare Bhd	5,892,600	8,761,511

		8,761,511
HOTELS, RESTAURANTS & LEISURE — 6.55%
Berjaya Sports Toto Bhd	1,619,229	1,173,409
Genting Bhd	5,364,700	9,058,593
Genting Malaysia Bhd	7,108,300	7,335,019

		17,567,021
INDUSTRIAL CONGLOMERATES — 5.89%
HAP Seng Consolidated Bhd	1,350,600	2,036,669
Sime Darby Bhd	7,418,025	13,760,924

		15,797,593
MARINE — 2.15%
MISC Bhd	2,665,420	5,775,910

		5,775,910
MEDIA — 0.93%
Astro Malaysia Holdings Bhd	3,725,800	2,490,274

		2,490,274
MULTI-UTILITIES — 2.05%
YTL Corp. Bhd	10,460,312	3,876,007
YTL Power International Bhd	4,433,300	1,611,542

		5,487,549
OIL, GAS & CONSUMABLE FUELS — 1.30%
Petronas Dagangan Bhd	593,100	3,477,369

		3,477,369
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.69%
IOI Properties Group Bhd	3,610,109	1,862,627

		1,862,627

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

November 30, 2015

Security	Shares	Value

TOBACCO — 1.55%
British American Tobacco Malaysia Bhd	306,900	$4,164,455

		4,164,455
TRANSPORTATION INFRASTRUCTURE — 1.86%
Malaysia Airports Holdings Bhd	1,980,700	2,517,682
Westports Holdings Bhd	2,443,400	2,464,029

		4,981,711
WIRELESS TELECOMMUNICATION SERVICES — 9.58%
Axiata Group Bhd	6,262,400	9,002,934
DiGi.Com Bhd[a]	8,357,200	9,799,719
Maxis Bhd[a]	4,482,800	6,896,615

		25,699,268

TOTAL COMMON STOCKS (Cost: $141,796,423)		268,117,487

RIGHTS — 0.05%

BANKS — 0.05%
Hong Leong Bank Bhd[b]	218,054	135,517

		135,517

TOTAL RIGHTS (Cost: $0)		135,517

SHORT-TERM INVESTMENTS — 13.99%

MONEY MARKET FUNDS — 13.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	35,588,557	35,588,557
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,829,632	1,829,632
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	117,864	117,864

		37,536,053

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,536,053)		37,536,053

TOTAL INVESTMENTS IN SECURITIES — 114.00% (Cost: $179,332,476)		305,789,057
Other Assets, Less Liabilities — (14.00)%		(37,558,151)

NET ASSETS — 100.00%		$268,230,906

[a]	All or a portion of this security represents a security on loan. See Note 1.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.61%

AIRLINES — 1.15%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	3,798,600	$6,686,323
Grupo Aeromexico SAB de CVa,b	3,288,836	7,577,434

		14,263,757
BANKS — 12.07%
Banregio Grupo Financiero SAB de CVb	1,846,000	9,770,260
Grupo Financiero Banorte SAB de CV	15,393,078	82,953,544
Grupo Financiero Inbursa SAB de CV Series O	16,723,992	31,935,312
Grupo Financiero Santander Mexico SAB de CV Series B	13,250,150	25,700,791

		150,359,907
BEVERAGES — 12.19%
Arca Continental SAB de CV	2,988,429	18,778,909
Coca-Cola Femsa SAB de CV Series L	2,219,158	17,116,088
Fomento Economico Mexicano SAB de CV	11,645,310	112,504,943
Organizacion Cultiba SAB de CVb	2,533,200	3,417,059

		151,816,999
BUILDING PRODUCTS — 0.11%
Corp GEO SAB de CVa,b	155,880	—
Elementia SAB de CV	1,100,600	1,324,219
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	18

		1,324,237
CAPITAL MARKETS — 0.38%
Grupo Financiero Interacciones SA de CV Series O	774,100	4,793,024

		4,793,024
CHEMICALS — 1.54%
Mexichem SAB de CV	7,754,174	19,163,634

		19,163,634
CONSTRUCTION & ENGINEERING — 1.95%
Empresas ICA SAB de CVa,b	7,579,588	2,428,243
Promotora y Operadora de Infraestructura SAB de CVa	1,805,200	21,914,385

		24,342,628
CONSTRUCTION MATERIALS — 4.10%
Cemex SAB de CV CPO[a]	80,620,004	51,024,704

		51,024,704
CONSUMER FINANCE — 1.71%
Credito Real SAB de CV SOFOM ER	1,888,774	4,327,824
Gentera SAB de CVb	8,004,806	15,647,116
Unifin Financiera SAPI de CV SOFOM ENR[a]	395,700	1,278,650

		21,253,590

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.41%
Bolsa Mexicana de Valores SAB de CV	3,571,287	$5,139,935

		5,139,935
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.31%
Axtel SAB de CV CPO[a]	7,846,277	3,846,122

		3,846,122
FOOD & STAPLES RETAILING — 8.43%
Controladora Comercial Mexicana SAB de CV BC Units	3,607,955	11,406,578
Grupo Comercial Chedraui SA de CV	2,836,200	7,690,840
Wal-Mart de Mexico SAB de CV	32,507,533	85,898,503

		104,995,921
FOOD PRODUCTS — 6.22%
Gruma SAB de CV Series B	1,429,100	20,765,238
Grupo Bimbo SAB de CVa	11,775,104	32,532,926
Grupo Herdez SAB de CVb	2,194,144	5,923,370
Grupo Lala SAB de CV	4,803,100	11,638,970
Industrias Bachoco SAB de CV Series B	1,573,800	6,554,499

		77,415,003
HOTELS, RESTAURANTS & LEISURE — 1.42%
Alsea SAB de CVb	3,840,766	13,659,860
Hoteles City Express SAB de CVa,b	2,948,300	4,040,908

		17,700,768
HOUSEHOLD DURABLES — 0.26%
Consorcio ARA SAB de CV	8,758,919	3,264,947

		3,264,947
HOUSEHOLD PRODUCTS — 2.09%
Kimberly-Clark de Mexico SAB de CV Series A	11,059,754	26,087,593

		26,087,593
INDUSTRIAL CONGLOMERATES — 4.74%
Alfa SAB de CV	20,024,451	40,432,364
Grupo Carso SAB de CV Series A1	4,212,133	18,620,540

		59,052,904
INSURANCE — 0.24%
Qualitas Controladora SAB de CVa,b	2,485,900	2,962,541

		2,962,541
MACHINERY — 0.27%
Grupo Rotoplas SAB de CVa,b	1,974,000	3,341,511

		3,341,511
MEDIA — 7.07%
Grupo Televisa SAB	15,193,897	85,411,917
TV Azteca SAB de CV CPO[b]	14,845,839	2,601,553

		88,013,470

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

November 30, 2015

Security	Shares	Value

METALS & MINING — 6.02%
Grupo Mexico SAB de CV Series B	22,944,486	$50,141,840
Grupo Simec SAB de CV Series Ba,b	1,261,154	3,002,892
Industrias CH SAB de CV Series Ba,b	1,453,683	5,058,040
Industrias Penoles SAB de CV	1,063,868	13,288,420
Minera Frisco SAB de CV Series A1[a,b]	7,054,703	3,458,104

		74,949,296
MULTILINE RETAIL — 1.69%
El Puerto de Liverpool SAB de CV Series C1[b]	1,386,895	18,306,246
Grupo Famsa SAB de CV Series Aa,b	3,236,021	2,730,137

		21,036,383
PHARMACEUTICALS — 0.46%
Genomma Lab Internacional SAB de CV Series Ba,b	7,330,893	5,699,255

		5,699,255
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.59%
Concentradora Fibra Hotelera Mexicana SA de CVb	4,383,800	3,978,313
Fibra Shop Portafolios Inmobiliarios SAPI de CVb	3,853,194	3,902,850
Fibra Uno Administracion SA de CV	16,879,500	39,144,258
Mexico Real Estate Management SA de CV	6,612,700	8,724,813
PLA Administradora Industrial S. de RL de CVb	4,972,300	8,668,438
Prologis Property Mexico SA de CV	3,244,900	5,254,448

		69,673,120
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.68%
Corp Inmobiliaria Vesta SAB de CVb	4,704,649	7,128,084
Grupo GICSA SA de CVa	1,292,000	1,321,099

		8,449,183
TRANSPORTATION INFRASTRUCTURE — 4.84%
Grupo Aeroportuario del Centro Norte SAB de CV	1,766,292	8,942,079
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,275,049	20,659,845
Grupo Aeroportuario del Sureste SAB de CV Series B	1,514,765	22,896,613
OHL Mexico SAB de CVa	6,535,700	7,788,842

		60,287,379
WIRELESS TELECOMMUNICATION SERVICES — 13.67%
America Movil SAB de CV	210,577,118	170,302,944

		170,302,944

TOTAL COMMON STOCKS (Cost: $1,698,470,613)		1,240,560,755

SHORT-TERM INVESTMENTS — 3.58%

MONEY MARKET FUNDS — 3.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	41,873,757	41,873,757

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,152,759	$2,152,759
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	551,873	551,873

		44,578,389

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,578,389)		44,578,389

TOTAL INVESTMENTS IN SECURITIES — 103.19% (Cost: $1,743,049,002)		1,285,139,144
Other Assets, Less Liabilities — (3.19)%		(39,778,498)

NET ASSETS — 100.00%		$1,245,360,646

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

122

Schedule of Investments  (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

AIR FREIGHT & LOGISTICS — 1.39%
PostNL NVa	186,605	$623,373
TNT Express NV	209,265	1,704,028

		2,327,401
BANKS — 13.35%
ING Groep NV CVA	1,633,264	22,416,013

		22,416,013
BEVERAGES — 7.13%
Heineken Holding NV	43,326	3,407,198
Heineken NV	92,820	8,250,362
Refresco Gerber NVa,b	18,496	318,706

		11,976,266
CAPITAL MARKETS — 0.40%
BinckBank NV	24,450	213,839
Flow Traders[b]	10,282	463,803

		677,642
CHEMICALS — 7.48%
Akzo Nobel NV	104,791	7,450,643
Koninklijke DSM NV	76,703	3,901,031
Koninklijke Ten Cate NV	11,889	308,892
OCI NVa	35,647	899,613

		12,560,179
CONSTRUCTION & ENGINEERING — 1.70%
Arcadis NV	28,498	687,593
Boskalis Westminster	37,274	1,658,135
Koninklijke BAM Groep NVa	97,496	507,644

		2,853,372
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,c	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
Koninklijke KPN NV	1,353,882	5,149,080

		5,149,080
ELECTRICAL EQUIPMENT — 0.41%
Kendrion NV	4,734	115,521
TKH Group NV	15,397	573,707

		689,228
ENERGY EQUIPMENT & SERVICES — 0.95%
Fugro NV CVA[a]	28,494	528,299

Security	Shares	Value

SBM Offshore NVa,c	76,025	$1,067,908

		1,596,207
FOOD & STAPLES RETAILING — 4.67%
Amsterdam Commodities NV	7,300	171,198
Koninklijke Ahold NV	352,915	7,674,537

		7,845,735
FOOD PRODUCTS — 0.56%
Corbion NV	25,667	611,968
Wessanen	33,362	325,961

		937,929
HOUSEHOLD DURABLES — 0.32%
TomTom NVa	43,628	544,639

		544,639
INDUSTRIAL CONGLOMERATES — 6.55%
Koninklijke Philips NV	402,288	10,995,805

		10,995,805
INSURANCE — 5.25%
Aegon NV	764,632	4,680,654
Delta Lloyd NV	96,026	691,061
NN Group NV	101,038	3,449,977

		8,821,692
IT SERVICES — 0.20%
InterXion Holding NVa	10,744	330,056

		330,056
LEISURE PRODUCTS — 0.12%
Accell Group	9,461	201,843

		201,843
MACHINERY — 0.83%
Aalberts Industries NV	42,407	1,399,630

		1,399,630
MEDIA — 8.83%
Altice NV Class Aa,c	156,579	2,404,494
Altice NV Class Ba	45,273	703,599
RELX NV	421,762	7,298,600
Wolters Kluwer NV	128,143	4,426,238

		14,832,931
OIL, GAS & CONSUMABLE FUELS — 0.81%
Koninklijke Vopak NV	29,709	1,288,660
VTTI Energy Partners LP	3,672	77,149

		1,365,809

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

November 30, 2015

Security	Shares	Value

PERSONAL PRODUCTS — 17.97%
Unilever NV CVA	688,080	$30,176,876

		30,176,876
PROFESSIONAL SERVICES — 2.36%
Brunel International NV	8,649	158,395
Randstad Holding NV	54,152	3,385,233
USG People NV	27,688	425,627

		3,969,255
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.45%
Eurocommercial Properties NV	20,536	869,841
NSI NV	55,639	224,417
VastNed Retail NV	8,380	376,369
Wereldhave NV	17,158	959,167

		2,429,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.52%
ASM International NV	21,342	853,040
ASML Holding NV	146,354	13,520,396
BE Semiconductor Industries NV	12,559	270,988
NXP Semiconductors NVa	50,320	4,702,907

		19,347,331
SOFTWARE — 1.27%
Gemalto NVc	33,894	2,137,806

		2,137,806
TRADING COMPANIES & DISTRIBUTORS — 1.37%
AerCap Holdings NVa	36,992	1,680,916
IMCD Group NV	16,829	614,979

		2,295,895

TOTAL COMMON STOCKS
(Cost: $184,163,219)		167,878,415

SHORT-TERM INVESTMENTS — 1.53%

MONEY MARKET FUNDS — 1.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	2,439,110	2,439,110
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	125,397	125,397

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	5,794	$5,794

		2,570,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,570,301)		2,570,301

TOTAL INVESTMENTS IN SECURITIES — 101.48%
(Cost: $186,733,520)		170,448,716
Other Assets, Less Liabilities — (1.48)%		(2,487,088)

NET ASSETS — 100.00%		$167,961,628

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

124

Schedule of Investments  (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.31%

AUSTRALIA — 59.39%
AGL Energy Ltd.	944,374	$11,325,055
Alumina Ltd.	3,534,970	2,881,619
Amcor Ltd./Australia	1,650,538	16,169,645
AMP Ltd.	4,139,210	17,425,765
APA Group	1,561,230	10,068,277
Aristocrat Leisure Ltd.	753,972	5,184,653
Asciano Ltd.	886,104	5,489,706
ASX Ltd.	271,244	8,134,930
Aurizon Holdings Ltd.	2,969,574	11,985,264
AusNet Services	2,506,434	2,733,323
Australia & New Zealand Banking Group Ltd.	4,021,919	79,122,757
Bank of Queensland Ltd.	528,710	5,233,190
Bendigo & Adelaide Bank Ltd.	635,946	5,142,599
BHP Billiton Ltd.	4,493,786	58,904,600
Boral Ltd.	1,069,538	4,394,177
Brambles Ltd.	2,191,698	17,294,454
Caltex Australia Ltd.	377,816	9,395,629
Challenger Ltd./Australia	793,225	4,851,065
CIMIC Group Ltd.	142,096	2,579,217
Coca-Cola Amatil Ltd.	801,448	5,243,984
Cochlear Ltd.	79,846	5,459,909
Commonwealth Bank of Australia	2,376,456	136,776,849
Computershare Ltd.	661,842	5,586,998
Crown Resorts Ltd.	509,288	4,295,509
CSL Ltd.	650,388	47,178,946
Dexus Property Group	1,357,880	7,556,503
DUET Group	3,234,294	5,507,387
Flight Centre Travel Group Ltd.[a]	77,522	2,021,084
Fortescue Metals Group Ltd.[a]	2,178,418	3,093,824
Goodman Group	2,476,388	10,981,669
GPT Group (The)	2,489,004	8,332,318
Harvey Norman Holdings Ltd.	777,212	2,297,724
Healthscope Ltd.	2,425,074	4,726,890
Iluka Resources Ltd.	586,146	2,442,148
Incitec Pivot Ltd.	2,358,694	6,460,433
Insurance Australia Group Ltd.	3,396,980	13,636,440
James Hardie Industries PLC	629,638	7,464,015
LendLease Group	771,734	7,129,779
Macquarie Group Ltd.	419,814	24,764,692
Medibank Pvt Ltd.	3,853,358	6,477,771
Mirvac Group	5,179,864	6,999,958
National Australia Bank Ltd.	3,673,580	78,232,524
Newcrest Mining Ltd.[b]	1,072,194	8,476,106
Oil Search Ltd.	1,918,413	11,398,671
Orica Ltd.	517,588	5,925,698
Origin Energy Ltd.	2,440,224	9,901,842
Platinum Asset Management Ltd.	328,514	1,920,992
Qantas Airways Ltd.	720,907	1,901,424
QBE Insurance Group Ltd.	1,915,972	17,312,264
Ramsay Health Care Ltd.	197,872	9,613,497
REA Group Ltd.	75,032	2,729,283
Rio Tinto Ltd.	593,118	19,730,889
Santos Ltd.	2,344,080	6,811,065
Scentre Group	7,450,246	21,593,789
Seek Ltd.	467,622	4,703,083
Sonic Healthcare Ltd.	534,188	7,869,185

Security	Shares	Value

South32 Ltd.[b]	7,450,744	$6,424,582
Stockland	3,324,980	9,637,120
Suncorp Group Ltd.	1,799,274	17,457,262
Sydney Airport	1,526,536	7,300,443
Tabcorp Holdings Ltd.	1,161,502	3,846,223
Tatts Group Ltd.	2,047,278	6,171,183
Telstra Corp. Ltd.	5,980,648	23,227,972
TPG Telecom Ltd.	401,666	3,006,517
Transurban Group	2,688,204	20,199,436
Treasury Wine Estates Ltd.	1,032,301	5,662,399
Vicinity Centres	4,710,416	9,249,682
Wesfarmers Ltd.	1,572,186	43,392,348
Westfield Corp.	2,762,074	19,213,425
Westpac Banking Corp.	4,647,585	108,269,610
Woodside Petroleum Ltd.	1,037,168	22,628,623
Woolworths Ltd.	1,771,884	30,390,077

		1,146,947,969
HONG KONG — 27.46%
AIA Group Ltd.	16,832,414	100,534,803
ASM Pacific Technology Ltd.[a]	315,400	2,402,540
Bank of East Asia Ltd. (The)	1,626,920	5,813,464
BOC Hong Kong Holdings Ltd.	5,146,000	15,766,033
Cathay Pacific Airways Ltd.	1,660,000	2,929,431
Cheung Kong Infrastructure Holdings Ltd.[a]	896,208	7,849,963
Cheung Kong Property Holdings Ltd.	3,777,732	24,634,363
CK Hutchison Holdings Ltd.	3,779,732	49,587,361
CLP Holdings Ltd.	2,656,000	22,202,001
First Pacific Co. Ltd./Hong Kong	3,320,500	2,064,617
Galaxy Entertainment Group Ltd.	3,320,000	9,764,769
Hang Lung Properties Ltd.	3,154,736	7,390,399
Hang Seng Bank Ltd.	1,062,600	19,259,064
Henderson Land Development Co. Ltd.	1,619,655	9,976,654
HK Electric Investments & HK Electric Investments Ltd.[c]	3,569,000	2,845,274
HKT Trust & HKT Ltd.	3,652,338	4,626,702
Hong Kong & China Gas Co. Ltd.	9,794,320	19,229,942
Hong Kong Exchanges and Clearing Ltd.	1,593,600	41,525,964
Hongkong Land Holdings Ltd.	813,400	5,685,666
Hysan Development Co. Ltd.[a]	911,830	3,852,248
Kerry Properties Ltd.	913,000	2,573,423
Li & Fung Ltd.[a]	8,301,200	5,718,356
Link REIT	3,154,086	19,184,225
Melco Crown Entertainment Ltd. ADR	131,520	2,137,200
MGM China Holdings Ltd.	1,261,600	1,660,011
MTR Corp. Ltd.	2,075,286	9,637,613
New World Development Co. Ltd.	7,470,921	7,440,129
NWS Holdings Ltd.	2,158,000	3,028,792
PCCW Ltd.	5,643,867	3,414,591
Power Assets Holdings Ltd.	1,944,500	17,370,678
Sands China Ltd.[a]	3,386,400	11,445,337
Shangri-La Asia Ltd.	1,777,000	1,652,767
Sino Land Co. Ltd.	4,316,800	6,403,963
SJM Holdings Ltd.[a]	2,656,000	1,949,528
Sun Hung Kai Properties Ltd.	2,416,000	29,701,533
Swire Pacific Ltd. Class A	830,000	9,058,108
Swire Properties Ltd.	1,626,800	4,721,780
Techtronic Industries Co. Ltd.	1,947,207	7,899,904
WH Group Ltd.[b,c]	8,134,000	4,197,138
Wharf Holdings Ltd. (The)	1,908,600	10,956,301
Wheelock & Co. Ltd.	1,279,000	5,527,190
Wynn Macau Ltd.[a]	2,124,800	2,645,053
Yue Yuen Industrial Holdings Ltd.	1,079,000	3,918,221

		530,183,099

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

November 30, 2015

Security	Shares	Value

NEW ZEALAND — 1.33%
Auckland International Airport Ltd.	1,336,798	$4,651,062
Contact Energy Ltd.	1,030,528	3,381,750
Fletcher Building Ltd.	964,792	4,634,615
Meridian Energy Ltd.	1,799,938	2,751,680
Mighty River Power Ltd.	984,048	1,880,471
Ryman Healthcare Ltd.	524,726	2,714,280
Spark New Zealand Ltd.	2,563,870	5,634,356

		25,648,214
SINGAPORE — 11.13%
Ascendas REIT	2,838,613	4,815,135
CapitaLand Commercial Trust Ltd.	2,871,800	2,670,115
CapitaLand Ltd.	3,569,000	7,649,938
CapitaLand Mall Trust	3,369,800	4,556,208
City Developments Ltd.	547,800	2,853,793
ComfortDelGro Corp. Ltd.	2,988,000	6,213,734
DBS Group Holdings Ltd.	2,452,500	28,720,856
Genting Singapore PLC	8,449,400	4,557,680
Global Logistic Properties Ltd.	4,399,000	6,150,701
Golden Agri-Resources Ltd.	9,861,387	2,519,677
Hutchison Port Holdings Trust	7,901,600	4,266,864
Jardine Cycle & Carriage Ltd.	166,600	3,777,898
Keppel Corp. Ltd.[a]	2,025,200	9,414,855
Noble Group Ltd.[a]	6,573,608	1,982,883
Oversea-Chinese Banking Corp. Ltd.[a]	4,233,024	26,047,992
SembCorp Industries Ltd.	1,361,240	3,139,948
Sembcorp Marine Ltd[a]	1,145,400	1,674,668
Singapore Airlines Ltd.	747,000	5,386,650
Singapore Exchange Ltd.	1,107,600	5,927,325
Singapore Press Holdings Ltd.[a]	2,433,117	6,942,142
Singapore Technologies Engineering Ltd.	2,174,600	4,414,178
Singapore Telecommunications Ltd.	11,138,628	30,278,537
StarHub Ltd.	830,000	2,138,401
Suntec REIT[a]	3,320,000	3,617,020
United Overseas Bank Ltd.[a]	1,809,400	24,901,001
UOL Group Ltd.	664,000	2,879,478
Wilmar International Ltd.	2,672,600	5,425,058
Yangzijiang Shipbuilding Holdings Ltd.	2,656,000	2,073,601

		214,996,336

TOTAL COMMON STOCKS
(Cost: $2,291,641,152)		1,917,775,618

SHORT-TERM INVESTMENTS — 2.14%

MONEY MARKET FUNDS — 2.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	38,985,997	38,985,997
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	2,004,297	2,004,297

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	328,010	$328,010

		41,318,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,318,304)		41,318,304

TOTAL INVESTMENTS IN SECURITIES — 101.45%
(Cost: $2,332,959,456)		1,959,093,922
Other Assets, Less Liabilities — (1.45)%		(27,956,786)

NET ASSETS — 100.00%		$1,931,137,136

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

126

Schedule of Investments  (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 92.86%

BANKS — 14.31%
Sberbank of Russia PJSC	10,819,590	$16,869,698
Sberbank of Russia PJSC ADR	1,095,089	7,338,192
VTB Bank PJSC	6,258,035,000	6,727,287
VTB Bank PJSC GDR[a]	1,101,153	2,347,658

		33,282,835
DIVERSIFIED FINANCIAL SERVICES — 3.34%
Moscow Exchange MICEX-RTS PJSC	5,480,970	7,775,720

		7,775,720
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.82%
Rostelecom PJSC	4,997,990	6,549,469

		6,549,469
ELECTRIC UTILITIES — 2.98%
RusHydro PJSC	764,551,000	6,944,307

		6,944,307
FOOD & STAPLES RETAILING — 6.72%
Magnit PJSC GDR[a]	324,062	15,626,270

		15,626,270
METALS & MINING — 11.45%
Alrosa PAO	9,371,600	7,320,199
MMC Norilsk Nickel PJSC	75,954	10,361,415
Severstal PAO	827,245	8,954,123

		26,635,737
OIL, GAS & CONSUMABLE FUELS — 43.66%
Gazprom PAO ADR	4,094,966	16,916,305
Gazprom PAO	9,769,577	20,412,606
Lukoil PJSC	397,883	15,274,346
Lukoil PJSC ADR	334,301	12,880,617
NOVATEK OAO GDR[a]	114,930	10,757,448
Rosneft OAO	1,568,180	6,327,567
Rosneft OAO GDR[a]	1,166,245	4,688,305
Surgutneftegas OAO	5,067,500	2,600,980
Surgutneftegas OAO ADR	385,887	1,929,435
Tatneft PAO Class S	2,052,065	9,802,438

		101,590,047
WIRELESS TELECOMMUNICATION SERVICES — 7.58%
MegaFon PJSC GDR[a]	491,007	7,438,756
Mobile TeleSystems PJSC ADR	1,035,703	7,301,706

Security	Shares	Value

Sistema JSFC GDR[a]	433,533	$2,904,671

		17,645,133

TOTAL COMMON STOCKS
(Cost: $323,713,093)		216,049,518

PREFERRED STOCKS — 7.05%

OIL, GAS & CONSUMABLE FUELS — 7.05%
AK Transneft OAO	4,605	10,479,299
Surgutneftegas OAO	9,217,600	5,931,307

		16,410,606

TOTAL PREFERRED STOCKS
(Cost: $17,377,528)		16,410,606

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	460,257	460,257

		460,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $460,257)		460,257

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $341,550,878)		232,920,381
Other Assets, Less Liabilities — (0.11)%		(259,371)

NET ASSETS — 100.00%		$232,661,010

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

127

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.31%

AEROSPACE & DEFENSE — 2.22%
Singapore Technologies Engineering Ltd.	6,302,000	$12,792,306

		12,792,306
AIRLINES — 2.60%
Singapore Airlines Ltd.	2,082,467	15,016,761

		15,016,761
BANKS — 34.69%
DBS Group Holdings Ltd.	6,221,100	72,854,360
Oversea-Chinese Banking Corp. Ltd.	10,494,850	64,580,254
United Overseas Bank Ltd.	4,536,400	62,430,034

		199,864,648
DISTRIBUTORS — 1.72%
Jardine Cycle & Carriage Ltd.	438,444	9,942,358

		9,942,358
DIVERSIFIED FINANCIAL SERVICES — 2.77%
Singapore Exchange Ltd.	2,978,800	15,941,057

		15,941,057
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.29%
Singapore Telecommunications Ltd.	28,167,268	76,568,109

		76,568,109
FOOD PRODUCTS — 3.98%
Golden Agri-Resources Ltd.	27,619,228	7,056,973
Wilmar International Ltd.	7,836,400	15,906,955

		22,963,928
HOTELS, RESTAURANTS & LEISURE — 2.19%
Genting Singapore PLC	23,399,600	12,621,950

		12,621,950
INDUSTRIAL CONGLOMERATES — 6.07%
Keppel Corp. Ltd.[a]	5,589,600	25,985,223
SembCorp Industries Ltd.	3,890,800	8,974,839

		34,960,062
MACHINERY — 1.94%
Sembcorp Marine Ltd[a]	3,452,400	5,047,691
Yangzijiang Shipbuilding Holdings Ltd.	7,836,400	6,118,059

		11,165,750

Security	Shares	Value

MEDIA — 3.25%
Singapore Press Holdings Ltd.[a]	6,557,800	$18,710,640

		18,710,640
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.69%
Ascendas REIT	7,891,235	13,385,891
CapitaLand Commercial Trust Ltd.	8,329,600	7,744,616
CapitaLand Mall Trust	9,535,200	12,892,264
Suntec REIT[a]	9,425,600	10,268,850

		44,291,621
REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.51%
CapitaLand Ltd.	9,864,000	21,142,894
City Developments Ltd.	1,644,000	8,564,505
Global Logistic Properties Ltd.	12,001,200	16,780,130
UOL Group Ltd.	1,918,000	8,317,527

		54,805,056
ROAD & RAIL — 2.99%
ComfortDelGro Corp. Ltd.	8,274,800	17,207,966

		17,207,966
TRADING COMPANIES & DISTRIBUTORS — 0.92%
Noble Group Ltd.[a]	17,536,099	5,289,643

		5,289,643
TRANSPORTATION INFRASTRUCTURE — 2.16%
Hutchison Port Holdings Trust	23,016,000	12,428,640

		12,428,640
WIRELESS TELECOMMUNICATION SERVICES — 1.32%
StarHub Ltd.	2,959,200	7,624,043

		7,624,043

TOTAL COMMON STOCKS
(Cost: $724,156,555)		572,194,538

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	11,900,408	11,900,408
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	611,808	611,808

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury,
SL Agency Shares
0.05%[b,c]	106,439	$106,439

		12,618,655

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,618,655)		12,618,655

TOTAL INVESTMENTS IN SECURITIES — 101.50%
(Cost: $736,775,210)		584,813,193
Other Assets, Less Liabilities — (1.50)%		(8,626,678)

NET ASSETS — 100.00%		$576,186,515

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Singapore Index	170	Dec. 2015	Singapore	$3,846,552	$(62,828)

See accompanying notes to schedules of investments.

129

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.62%

BANKS — 7.24%
African Bank Investments Ltd.[a,b]	2,626,522	$1,821
Barclays Africa Group Ltd.	504,595	5,559,993
Capitec Bank Holdings Ltd.	51,617	2,147,725
Nedbank Group Ltd.	294,282	4,305,048
Standard Bank Group Ltd.	1,805,562	16,257,571

		28,272,158
CAPITAL MARKETS — 2.59%
Brait SEa,b	503,797	5,601,160
Coronation Fund Managers Ltd.	338,335	1,425,840
Investec Ltd.	368,527	3,092,356

		10,119,356
DISTRIBUTORS — 0.73%
Imperial Holdings Ltd.	271,573	2,861,686

		2,861,686
DIVERSIFIED FINANCIAL SERVICES — 9.26%
FirstRand Ltd.	5,008,283	16,330,754
PSG Group Ltd.	132,006	2,472,687
Remgro Ltd.	715,905	12,887,779
RMB Holdings Ltd.	1,050,335	4,451,177

		36,142,397
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.39%
Telkom SA SOC Ltd.	352,854	1,512,476

		1,512,476
FOOD & STAPLES RETAILING — 3.26%
Massmart Holdings Ltd.	161,554	1,294,000
Pick n Pay Stores Ltd.	363,417	1,648,230
Shoprite Holdings Ltd.	681,965	6,714,187
SPAR Group Ltd. (The)	244,919	3,084,247

		12,740,664
FOOD PRODUCTS — 2.01%
Pioneer Foods Group Ltd.	190,470	2,225,672
Tiger Brands Ltd.	242,936	5,613,136

		7,838,808
HEALTH CARE PROVIDERS & SERVICES — 3.27%
Life Healthcare Group Holdings Ltd.	1,395,764	3,455,533
Mediclinic International Ltd.	728,446	5,809,382
Netcare Ltd.	1,407,936	3,514,958

		12,779,873

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.22%
Tsogo Sun Holdings Ltd.	546,428	$871,556

		871,556
HOUSEHOLD DURABLES — 5.38%
Steinhoff International Holdings Ltd.	3,459,219	20,304,320
Steinhoff International Holdings Ltd. Class H	118,000	692,616

		20,996,936
INDUSTRIAL CONGLOMERATES — 2.84%
Bidvest Group Ltd. (The)	473,799	11,074,148

		11,074,148
INSURANCE — 6.00%
Discovery Ltd.	529,869	5,300,160
Liberty Holdings Ltd.	170,352	1,532,814
MMI Holdings Ltd./South Africa	1,637,387	2,686,586
Rand Merchant Insurance Holdings Ltd.	994,843	2,912,089
Sanlam Ltd.	2,579,036	11,017,241

		23,448,890
MEDIA — 22.69%
Naspers Ltd. Class N	593,000	88,614,433

		88,614,433
METALS & MINING — 2.54%
Anglo American Platinum Ltd.[a]	80,259	1,113,162
AngloGold Ashanti Ltd.[a]	602,643	3,816,460
Gold Fields Ltd.	1,157,865	2,953,279
Impala Platinum Holdings Ltd.[a]	929,372	2,037,916

		9,920,817
MULTILINE RETAIL — 2.67%
Woolworths Holdings Ltd./South Africa	1,471,510	10,408,739

		10,408,739
OIL, GAS & CONSUMABLE FUELS — 6.06%
Exxaro Resources Ltd.[b]	213,156	665,189
Sasol Ltd.	823,653	22,993,741

		23,658,930
PAPER & FOREST PRODUCTS — 1.92%
Mondi Ltd.	176,054	4,012,737
Sappi Ltd.[a]	805,693	3,497,669

		7,510,406
PHARMACEUTICALS — 2.83%
Aspen Pharmacare Holdings Ltd.	509,298	11,041,030

		11,041,030

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

November 30, 2015

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.53%
Fortress Income Fund Ltd.	1,023,758	$2,865,387
Fortress Income Fund Ltd. Class A	1,417,511	1,668,180
Growthpoint Properties Ltd.	3,429,035	5,738,045
Hyprop Investments Ltd.	361,975	3,023,822
Redefine Properties Ltd.	6,367,395	4,658,531
RESILIENT REIT Ltd.	420,462	3,630,202

		21,584,167
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.90%
New Europe Property Investments PLC	303,244	3,501,396

		3,501,396
SPECIALTY RETAIL — 3.04%
Foschini Group Ltd. (The)	301,347	2,706,481
Mr. Price Group Ltd.	357,910	4,989,146
Truworths International Ltd.	638,856	4,187,121

		11,882,748
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Barloworld Ltd.	326,963	1,733,221

		1,733,221
WIRELESS TELECOMMUNICATION SERVICES — 7.81%
MTN Group Ltd.	2,471,550	24,880,041
Vodacom Group Ltd.	553,534	5,604,436

		30,484,477

TOTAL COMMON STOCKS (Cost: $539,339,943)		388,999,312

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	2,026,997	2,026,997
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	104,209	104,209

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	114,718	$114,718

		2,245,924

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,245,924)		2,245,924

TOTAL INVESTMENTS IN SECURITIES — 100.20% (Cost: $541,585,867)		391,245,236
Other Assets, Less Liabilities — (0.20)%		(769,753)

NET ASSETS — 100.00%		$390,475,483

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

131

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 96.09%

AEROSPACE & DEFENSE — 0.61%
Korea Aerospace Industries Ltd.	274,562	$19,891,846

		19,891,846
AIR FREIGHT & LOGISTICS — 0.55%
Hyundai Glovis Co. Ltd.	109,231	18,015,734

		18,015,734
AIRLINES — 0.18%
Korean Air Lines Co. Ltd.[a]	246,431	6,022,190

		6,022,190
AUTO COMPONENTS — 3.95%
Hankook Tire Co. Ltd.	475,959	18,967,668
Hanon Systems	254,662	10,038,703
Hyundai Mobis Co. Ltd.	411,800	88,721,644
Hyundai Wia Corp.	106,626	11,140,923

		128,868,938
AUTOMOBILES — 5.83%
Hyundai Motor Co.	926,327	117,985,607
Kia Motors Corp.	1,594,136	72,269,885

		190,255,492
BANKS — 7.94%
BNK Financial Group Inc.[b]	1,382,919	11,619,362
DGB Financial Group Inc.	1,102,913	9,904,836
Hana Financial Group Inc.	1,795,625	39,539,258
Industrial Bank of Korea[b]	1,621,011	18,617,025
KB Financial Group Inc.	2,334,946	71,073,655
Shinhan Financial Group Co. Ltd.	2,571,174	92,029,845
Woori Bank	1,979,566	16,222,168

		259,006,149
BEVERAGES — 0.21%
Lotte Chilsung Beverage Co. Ltd.	3,516	6,794,878

		6,794,878
BUILDING PRODUCTS — 0.46%
KCC Corp.[b]	37,665	14,945,009

		14,945,009
CAPITAL MARKETS — 1.60%
Daewoo Securities Co. Ltd.	1,163,643	10,399,987
Korea Investment Holdings Co. Ltd.	250,584	11,836,229
Mirae Asset Securities Co. Ltd.[b]	421,134	7,218,609
NH Investment & Securities Co. Ltd.	959,557	8,493,121

Security	Shares	Value

Samsung Securities Co. Ltd.	368,248	$14,071,045

		52,018,991
CHEMICALS — 4.28%
Hanwha Chemical Corp.	696,963	14,985,863
Hyosung Corp.	145,482	14,509,884
Kumho Petrochemical Co. Ltd.	100,186	5,086,945
LG Chem Ltd.	281,768	77,373,364
Lotte Chemical Corp.	97,248	20,196,143
OCI Co. Ltd.[b]	114,443	7,520,498

		139,672,697
COMMERCIAL SERVICES & SUPPLIES — 0.69%
KEPCO Plant Service & Engineering Co. Ltd.	139,877	12,199,454
S-1 Corp.	127,379	10,361,471

		22,560,925
CONSTRUCTION & ENGINEERING — 1.48%
Daelim Industrial Co. Ltd.[b]	184,865	11,525,627
Daewoo Engineering & Construction Co. Ltd.[a,b]	811,205	4,350,057
GS Engineering & Construction Corp.[a,b]	348,207	6,584,978
Hyundai Development Co. Engineering & Construction[b]	358,302	12,685,447
Hyundai Engineering & Construction Co. Ltd.	470,781	12,988,604

		48,134,713
CONSUMER FINANCE — 0.20%
Samsung Card Co. Ltd.	241,598	6,561,251

		6,561,251
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.57%
KT Corp.[a]	227,557	5,885,179
LG Uplus Corp.	1,385,241	12,739,361

		18,624,540
ELECTRIC UTILITIES — 2.02%
Korea Electric Power Corp.	1,555,240	65,738,956

		65,738,956
ELECTRICAL EQUIPMENT — 0.22%
Doosan Heavy Industries & Construction Co. Ltd.	348,172	7,095,427

		7,095,427
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.99%
LG Display Co. Ltd.	1,440,484	31,594,744
LG Innotek Co. Ltd.[b]	91,107	7,835,808
Samsung Electro-Mechanics Co. Ltd.	377,864	22,579,499
Samsung SDI Co. Ltd.	343,023	35,544,890

		97,554,941
FOOD & STAPLES RETAILING — 1.35%
BGF retail Co. Ltd.	40,373	6,257,893
Dongsuh Cos. Inc.[b]	198,166	6,314,343
E-MART Inc.	129,843	23,994,130
GS Retail Co. Ltd.	153,356	7,309,919

		43,876,285

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2015

Security	Shares	Value

FOOD PRODUCTS — 1.61%
CJ CheilJedang Corp.[b]	50,165	$15,616,323
Lotte Confectionery Co. Ltd.	4,871	8,244,169
Orion Corp./Republic of Korea	22,726	22,391,405
Ottogi Corp.	6,815	6,126,173

		52,378,070
GAS UTILITIES — 0.20%
Korea Gas Corp.	195,654	6,479,281

		6,479,281
HOTELS, RESTAURANTS & LEISURE — 0.91%
Kangwon Land Inc.	729,833	24,074,626
Paradise Co. Ltd.[a,b]	329,185	5,713,586

		29,788,212
HOUSEHOLD DURABLES — 2.04%
Coway Co. Ltd.	335,568	24,485,554
Hanssem Co. Ltd.[b]	54,418	11,113,386
LG Electronics Inc.	662,883	31,024,791

		66,623,731
HOUSEHOLD PRODUCTS — 1.53%
LG Household & Health Care Ltd.	57,399	49,961,739

		49,961,739
INDUSTRIAL CONGLOMERATES — 5.46%
CJ Corp.	91,097	19,902,026
Doosan Corp.	56,998	5,118,770
Hanwha Corp.	297,145	9,339,906
LG Corp.	586,513	37,275,901
Samsung C&T Corp.[a]	445,750	56,197,487
SK Holdings Co. Ltd.	214,728	50,063,952

		177,898,042
INSURANCE — 4.16%
Dongbu Insurance Co. Ltd.	275,964	14,798,467
Hanwha Life Insurance Co. Ltd.	1,445,903	9,539,052
Hyundai Marine & Fire Insurance Co. Ltd.	416,224	12,184,270
Samsung Fire & Marine Insurance Co. Ltd.	209,801	55,527,832
Samsung Life Insurance Co. Ltd.	488,958	43,489,205

		135,538,826
INTERNET SOFTWARE & SERVICES — 3.39%
Kakao Corp.[b]	174,352	18,157,118
NAVER Corp.	169,275	92,234,813

		110,391,931

Security	Shares	Value

IT SERVICES — 1.25%
Samsung SDS Co. Ltd.	181,526	$40,912,125

		40,912,125
MACHINERY — 0.96%
Doosan Infracore Co. Ltd.[a]	133,184	788,949
Hyundai Heavy Industries Co. Ltd.[a,b]	262,620	20,546,066
Samsung Heavy Industries Co. Ltd.[b]	993,876	9,912,584

		31,247,599
MARINE — 0.01%
Hyundai Merchant Marine Co. Ltd.[a]	109,164	430,793

		430,793
MEDIA — 0.54%
Cheil Worldwide Inc.[a,b]	547,470	9,667,770
CJ E&M Corp.[a]	108,194	7,885,302

		17,553,072
METALS & MINING — 3.15%
Hyundai Steel Co.	499,943	21,930,922
Korea Zinc Co. Ltd.	53,062	20,848,159
POSCO	410,941	59,970,665

		102,749,746
MULTILINE RETAIL — 1.08%
Hyundai Department Store Co. Ltd.	99,014	10,815,829
Lotte Shopping Co. Ltd.	70,778	14,362,791
Shinsegae Co. Ltd.	46,252	10,004,858

		35,183,478
OIL, GAS & CONSUMABLE FUELS — 2.31%
GS Holdings Corp.	331,400	14,451,621
S-Oil Corp.	289,481	18,547,982
SK Innovation Co. Ltd.[a]	383,198	42,189,668

		75,189,271
PERSONAL PRODUCTS — 2.79%
AmorePacific Corp.	195,040	67,957,895
AmorePacific Group	173,780	23,034,610

		90,992,505
PHARMACEUTICALS — 2.17%
Celltrion Inc.[a,b]	395,320	29,459,968
Hanmi Pharm Co. Ltd.[a,b]	29,841	20,460,044
Hanmi Science Co. Ltd.[a,b]	65,670	8,449,402
Yuhan Corp.	51,550	12,330,513

		70,699,927
ROAD & RAIL — 0.24%
CJ Korea Express Co. Ltd.[a,b]	47,869	7,957,154

		7,957,154

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

November 30, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.93%
SK Hynix Inc.	3,503,869	$95,610,950

		95,610,950
SOFTWARE — 0.60%
NCsoft Corp.	102,201	19,636,218

		19,636,218
SPECIALTY RETAIL — 0.50%
Hotel Shilla Co. Ltd.[b]	209,145	16,344,391

		16,344,391
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.55%
Samsung Electronics Co. Ltd.	604,200	669,913,044

		669,913,044
TOBACCO — 1.89%
KT&G Corp.	665,758	61,513,843

		61,513,843
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Daewoo International Corp.	319,592	5,284,907
SK Networks Co. Ltd.	832,949	4,387,539

		9,672,446
WIRELESS TELECOMMUNICATION SERVICES — 0.39%
SK Telecom Co. Ltd.	62,685	12,666,370

		12,666,370

TOTAL COMMON STOCKS (Cost: $1,814,692,722)		3,132,971,726

PREFERRED STOCKS — 3.66%

AUTOMOBILES — 1.15%
Hyundai Motor Co.	154,185	14,778,753
Hyundai Motor Co. Series 2	235,594	22,683,590

		37,462,343
CHEMICALS — 0.32%
LG Chem Ltd.	52,998	10,274,212

		10,274,212
PERSONAL PRODUCTS — 0.25%
AmorePacific Corp.	39,693	8,106,208

		8,106,208

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.94%
Samsung Electronics Co. Ltd.	67,012	$63,421,400

		63,421,400

TOTAL PREFERRED STOCKS (Cost: $78,983,454)		119,264,163

SHORT-TERM INVESTMENTS — 4.21%

MONEY MARKET FUNDS — 4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	127,945,899	127,945,899
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	6,577,787	6,577,787
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	2,914,749	2,914,749

		137,438,435

TOTAL SHORT-TERM INVESTMENTS (Cost: $137,438,435)		137,438,435

TOTAL INVESTMENTS IN SECURITIES — 103.96% (Cost: $2,031,114,611)		3,389,674,324
Other Assets, Less Liabilities — (3.96)%		(129,059,731)

NET ASSETS — 100.00%		$3,260,614,593

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

134

Schedule of Investments  (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.66%

AIRLINES — 2.71%
International Consolidated Airlines Group SAa	4,730,857	$40,306,731

		40,306,731
BANKS — 37.99%
Banco Bilbao Vizcaya Argentaria SA	16,519,924	137,067,729
Banco de Sabadell SA	25,140,295	46,386,219
Banco Popular Espanol SAb	9,831,893	34,630,493
Banco Santander SA	42,148,054	230,051,850
Bankia SA	28,137,543	35,244,922
Bankinter SA	4,584,639	33,173,005
CaixaBank SA	13,156,953	48,176,457

		564,730,675
BIOTECHNOLOGY — 2.74%
Grifols SA	857,407	40,677,333

		40,677,333
CONSTRUCTION & ENGINEERING — 6.25%
ACS Actividades de Construccion y Servicios SA	1,132,894	36,936,148
Ferrovial SA	2,326,558	55,090,306
Ferrovial SA New[a]	40,442	957,622

		92,984,076
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.72%
Telefonica SA	11,719,265	144,505,029

		144,505,029
ELECTRIC UTILITIES — 10.00%
Endesa SA	1,324,527	27,390,452
Iberdrola SA	11,660,305	81,660,989
Red Electrica Corp. SA	462,036	39,623,929

		148,675,370
FOOD & STAPLES RETAILING — 1.95%
Distribuidora Internacional de Alimentacion SA	4,584,640	28,970,096

		28,970,096
GAS UTILITIES — 4.79%
Enagas SA	968,946	28,868,775
Gas Natural SDG SA	1,957,355	42,327,168

		71,195,943
INSURANCE — 1.73%
Mapfre SA	9,402,737	25,790,035

		25,790,035

Security	Shares	Value

IT SERVICES — 4.70%
Amadeus IT Holding SA Class A	1,743,285	$69,900,051

		69,900,051
MACHINERY — 1.61%
Zardoya Otis SA	1,977,373	23,912,214

		23,912,214
OIL, GAS & CONSUMABLE FUELS — 4.12%
Repsol SA	4,695,034	61,214,673

		61,214,673
SPECIALTY RETAIL — 5.26%
Industria de Diseno Textil SA	2,173,339	78,180,387

		78,180,387
TRANSPORTATION INFRASTRUCTURE — 6.09%
Abertis Infraestructuras SA	3,050,549	47,216,036
Aena SAa,c	381,713	43,277,752

		90,493,788

TOTAL COMMON STOCKS (Cost: $1,873,489,409)		1,481,536,401

RIGHTS — 0.32%

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
Telefonica SAa	13,121,610	4,753,428

		4,753,428

TOTAL RIGHTS (Cost: $4,819,848)		4,753,428

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	727,369	727,369
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	37,395	37,395

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	255,960	$255,960

		1,020,724

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,020,724)		1,020,724

TOTAL INVESTMENTS IN SECURITIES — 100.05% (Cost: $1,879,329,981)		1,487,310,553
Other Assets, Less Liabilities — (0.05)%		(738,165)

NET ASSETS — 100.00%		$1,486,572,388

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

136

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWEDEN ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

BANKS — 24.40%
Nordea Bank AB	3,163,501	$35,058,923
Skandinaviska Enskilda Banken AB Class A	1,596,089	16,974,608
Svenska Handelsbanken AB Class A	1,565,738	21,077,346
Swedbank AB Class A	830,755	18,403,855

		91,514,732
BUILDING PRODUCTS — 5.88%
Assa Abloy AB	1,037,081	22,058,975

		22,058,975
COMMERCIAL SERVICES & SUPPLIES — 1.33%
Securitas AB Class B	326,473	4,982,577

		4,982,577
COMMUNICATIONS EQUIPMENT — 8.17%
Telefonaktiebolaget LM Ericsson Class B	3,146,992	30,654,043

		30,654,043
CONSTRUCTION & ENGINEERING — 2.10%
Skanska AB Class B	395,313	7,869,000

		7,869,000
DIVERSIFIED FINANCIAL SERVICES — 7.71%
Industrivarden AB Class C	178,953	3,205,153
Investment AB Kinnevik Class B	245,466	7,551,631
Investor AB Class B	475,939	18,140,157

		28,896,941
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.56%
TeliaSonera AB	2,717,245	13,338,370

		13,338,370
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.59%
Hexagon AB Class B	267,252	9,698,921

		9,698,921
FOOD & STAPLES RETAILING — 0.77%
ICA Gruppen AB	81,683	2,877,277

		2,877,277
HEALTH CARE EQUIPMENT & SUPPLIES — 1.41%
Getinge AB Class B	208,272	5,273,011

		5,273,011

Security	Shares	Value

HOUSEHOLD DURABLES — 2.71%
Electrolux AB Class B	249,339	$7,319,121
Husqvarna AB Class B	437,248	2,850,277

		10,169,398
HOUSEHOLD PRODUCTS — 4.70%
Svenska Cellulosa AB SCA Class B	610,716	17,618,895

		17,618,895
MACHINERY — 18.52%
Alfa Laval AB	306,109	5,661,600
Atlas Copco AB Class A	692,939	18,576,686
Atlas Copco AB Class B	405,814	10,041,699
Sandvik AB	1,105,440	11,452,283
SKF AB Class B	412,808	7,199,562
Volvo AB Class B	1,596,688	16,514,116

		69,445,946
METALS & MINING — 1.38%
Boliden AB	281,396	5,172,258

		5,172,258
OIL, GAS & CONSUMABLE FUELS — 0.96%
Lundin Petroleum ABa	224,603	3,592,680

		3,592,680
SPECIALTY RETAIL — 9.73%
Hennes & Mauritz AB Class B	983,865	36,495,434

		36,495,434
TOBACCO — 1.90%
Swedish Match AB	207,022	7,142,782

		7,142,782
WIRELESS TELECOMMUNICATION SERVICES — 1.95%
Millicom International Cellular SA SDR	65,914	3,877,250
Tele2 AB Class B	337,227	3,433,713

		7,310,963

TOTAL COMMON STOCKS (Cost: $431,008,759)		374,112,203

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

November 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	8,855	$8,855

		8,855

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,855)		8,855

TOTAL INVESTMENTS IN SECURITIES — 99.77% (Cost: $431,017,614)		374,121,058
Other Assets, Less Liabilities — 0.23%		848,512

NET ASSETS — 100.00%		$374,969,570

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

138

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.79%

BIOTECHNOLOGY — 1.59%
Actelion Ltd. Registered	133,262	$18,732,778

		18,732,778
BUILDING PRODUCTS — 1.44%
Geberit AG Registered	50,453	16,888,834

		16,888,834
CAPITAL MARKETS — 9.66%
Credit Suisse Group AG Registered	1,701,054	36,604,227
Julius Baer Group Ltd.	311,490	14,920,733
Partners Group Holding AG	27,456	9,922,568
UBS Group AG	2,717,320	52,207,860

		113,655,388
CHEMICALS — 6.65%
EMS-Chemie Holding AG Registered	18,163	7,412,207
Givaudan SA Registered	11,603	20,960,914
Sika AG Bearer	3,342	11,330,191
Syngenta AG Registered	104,558	38,580,524

		78,283,836
CONSTRUCTION MATERIALS — 2.30%
LafargeHolcim Ltd. Registered	505,583	27,050,990

		27,050,990
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Pargesa Holding SA Bearer	84,571	5,318,853

		5,318,853
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.37%
Swisscom AG Registered	32,674	16,115,295

		16,115,295
ELECTRICAL EQUIPMENT — 3.89%
ABB Ltd. Registered	2,409,578	45,732,640

		45,732,640
ENERGY EQUIPMENT & SERVICES — 0.70%
Transocean Ltd.[a]	569,464	8,226,607

		8,226,607
FOOD PRODUCTS — 20.32%
Aryzta AG	145,385	6,835,407
Barry Callebaut AG Registered	5,969	6,213,172
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,651	9,965,908
Chocoladefabriken Lindt & Sprungli AG Registered	158	11,419,437

Security	Shares	Value

Nestle SA Registered	2,755,612	$204,670,437

		239,104,361
HEALTH CARE EQUIPMENT & SUPPLIES — 0.87%
Sonova Holding AG Registered	81,125	10,243,713

		10,243,713
INSURANCE — 8.80%
Baloise Holding AG Registered	79,816	9,705,725
Swiss Life Holding AG Registered	49,165	12,411,418
Swiss Re AG	399,115	38,069,192
Zurich Insurance Group AG	164,699	43,403,822

		103,590,157
LIFE SCIENCES TOOLS & SERVICES — 1.06%
Lonza Group AG Registered	79,148	12,519,544

		12,519,544
MACHINERY — 2.14%
Schindler Holding AG Participation Certificates	69,409	11,431,435
Schindler Holding AG Registered	45,181	7,414,791
Sulzer AG Registered[a]	60,138	6,283,206

		25,129,432
MARINE — 0.98%
Kuehne + Nagel International AG Registered	84,900	11,488,487

		11,488,487
PHARMACEUTICALS — 27.21%
Galenica AG Registered	1,515	2,216,606
Novartis AG Registered	1,901,992	162,731,841
Roche Holding AG	578,819	155,128,785

		320,077,232
PROFESSIONAL SERVICES — 2.55%
Adecco SA Registered	228,202	15,628,602
SGS SA Registered	7,488	14,335,701

		29,964,303
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.77%
Swiss Prime Site AG Registered	120,761	9,039,894

		9,039,894
SPECIALTY RETAIL — 0.62%
Dufry AG Registered[a,b]	60,571	7,253,553

		7,253,553
TEXTILES, APPAREL & LUXURY GOODS — 5.42%
Cie. Financiere Richemont SA Class A Registered	575,801	43,131,161
Swatch Group AG (The) Bearer	40,352	14,202,397

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

November 30, 2015

Security	Shares	Value

Swatch Group AG (The) Registered	97,686	$6,443,028

		63,776,586

TOTAL COMMON STOCKS
(Cost: $1,259,025,687)		1,162,192,483

RIGHTS — 0.09%

CAPITAL MARKETS — 0.09%
Credit Suisse Group AGb	1,710,469	1,048,295

		1,048,295

TOTAL RIGHTS
(Cost: $0)		1,048,295

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	10,615,280	10,615,280
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	545,739	545,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	119,338	119,338

		11,280,357

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,280,357)		11,280,357

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $1,270,306,044)		1,174,521,135
Other Assets, Less Liabilities — 0.16%		1,914,861

NET ASSETS — 100.00%		$1,176,435,996

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

140

Schedule of Investments  (Unaudited)

iSHARES® MSCI TAIWAN ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.74%

AIRLINES — 0.46%
China Airlines Ltd.[a]	18,912,761	$6,257,516
EVA Airways Corp.[a]	13,650,089	6,858,080

		13,115,596
AUTO COMPONENTS — 0.62%
Cheng Shin Rubber Industry Co. Ltd.[b]	10,500,670	17,596,552

		17,596,552
AUTOMOBILES — 0.19%
Yulon Motor Co. Ltd.[b]	5,250,362	5,243,606

		5,243,606
BANKS — 10.05%
Chang Hwa Commercial Bank Ltd.	31,500,878	15,440,661
China Development Financial Holding Corp.[b]	91,350,508	23,535,867
CTBC Financial Holding Co. Ltd.	103,950,783	54,456,173
E.Sun Financial Holding Co. Ltd.	48,300,105	29,075,947
First Financial Holding Co. Ltd.	61,946,512	28,845,873
Hua Nan Financial Holdings Co. Ltd.	43,050,237	20,112,619
Mega Financial Holding Co. Ltd.	66,150,271	45,597,117
SinoPac Financial Holdings Co. Ltd.	65,108,113	20,145,577
Taishin Financial Holding Co. Ltd.	53,550,676	19,030,324
Taiwan Business Bank[a]	29,400,652	7,403,755
Taiwan Cooperative Financial Holding Co. Ltd.	48,300,174	20,567,748

		284,211,661
BIOTECHNOLOGY — 0.50%
OBI Pharma Inc.[a]	688,000	14,248,147

		14,248,147
CAPITAL MARKETS — 0.80%
Yuanta Financial Holding Co. Ltd.[b]	59,850,248	22,644,157

		22,644,157
CHEMICALS — 6.15%
Formosa Chemicals & Fibre Corp.	21,700,610	46,935,331
Formosa Plastics Corp.	28,346,518	64,001,543
Nan Ya Plastics Corp.	31,500,938	56,551,528
Taiwan Fertilizer Co. Ltd.[b]	5,250,000	6,465,596

		173,953,998
CONSTRUCTION MATERIALS — 1.18%
Asia Cement Corp.[b]	15,750,136	13,341,439
Taiwan Cement Corp.	22,050,504	19,894,227

		33,235,666
DIVERSIFIED FINANCIAL SERVICES — 2.98%
Chailease Holding Co. Ltd.[b]	7,350,937	12,430,970

Security	Shares	Value

Fubon Financial Holding Co. Ltd.	45,150,515	$71,926,560

		84,357,530
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.93%
Asia Pacific Telecom Co. Ltd.[a]	13,650,000	4,307,181
Chunghwa Telecom Co. Ltd.	25,650,648	78,424,565

		82,731,746
ELECTRICAL EQUIPMENT — 0.35%
Teco Electric and Machinery Co. Ltd.	12,600,092	9,823,918
Ya Hsin Industrial Co. Ltd.[a]	6,845,461	2

		9,823,920
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 15.06%
AU Optronics Corp.[b]	58,800,830	15,744,111
Delta Electronics Inc.	12,390,180	59,403,933
Hon Hai Precision Industry Co. Ltd.	96,600,003	248,587,717
Innolux Corp.[b]	57,750,873	17,674,506
Largan Precision Co. Ltd.	670,794	51,683,319
Pacific Electric Wire & Cable Co. Ltd.[a]	197	—
Simplo Technology Co. Ltd.[b]	1,943,835	6,669,613
Synnex Technology International Corp.	9,446,538	9,159,455
WPG Holdings Ltd.[b]	9,450,744	9,149,057
Zhen Ding Technology Holding Ltd.[b]	2,758,072	7,832,647

		425,904,358
FOOD & STAPLES RETAILING — 0.87%
President Chain Store Corp.	3,842,215	24,600,911

		24,600,911
FOOD PRODUCTS — 2.09%
Standard Foods Corp.	2,355,144	5,533,961
Uni-President Enterprises Corp.	32,550,189	53,648,678

		59,182,639
INDUSTRIAL CONGLOMERATES — 0.62%
Far Eastern New Century Corp.	21,511,843	17,398,219

		17,398,219
INSURANCE — 3.74%
Cathay Financial Holding Co. Ltd.	54,600,483	76,359,048
China Life Insurance Co. Ltd./Taiwan	21,000,378	17,048,895
Shin Kong Financial Holding Co. Ltd.	56,700,205	12,437,150

		105,845,093
LEISURE PRODUCTS — 0.74%
Giant Manufacturing Co. Ltd.[b]	1,930,590	13,041,330
Merida Industry Co. Ltd.[b]	1,433,100	7,968,496

		21,009,826
MACHINERY — 0.24%
Hiwin Technologies Corp.[b]	1,440,973	6,732,075

		6,732,075

141

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

November 30, 2015

Security	Shares	Value

MARINE — 0.16%
Evergreen Marine Corp. Taiwan Ltd.	11,558,673	$4,585,651

		4,585,651
METALS & MINING — 1.57%
China Steel Corp.[b]	79,800,977	44,371,905

		44,371,905
OIL, GAS & CONSUMABLE FUELS — 0.62%
Formosa Petrochemical Corp.	7,350,950	17,385,373

		17,385,373
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
Highwealth Construction Corp.	5,250,790	6,426,354
Ruentex Development Co. Ltd.[b]	5,258,773	6,983,880

		13,410,234
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.75%
Advanced Semiconductor Engineering Inc.[b]	42,008,448	44,206,549
Hermes Microvision Inc.[b]	253,000	9,029,624
Inotera Memories Inc.[a,b]	15,750,000	10,663,409
MediaTek Inc.[b]	10,030,175	80,045,971
Novatek Microelectronics Corp.[b]	3,977,544	14,439,647
Phison Electronics Corp.	1,050,698	8,014,944
Powertech Technology Inc.	4,200,036	9,071,213
Radiant Opto-Electronics Corp.[b]	2,998,583	7,845,077
Realtek Semiconductor Corp.[b]	3,150,063	6,504,327
Siliconware Precision Industries Co. Ltd.	14,915,834	19,648,945
Taiwan Semiconductor Manufacturing Co. Ltd.	165,843,882	706,215,906
Transcend Information Inc.[b]	1,050,905	2,746,223
United Microelectronics Corp.[b]	81,900,501	29,732,276
Vanguard International Semiconductor Corp.[b]	5,250,000	6,353,011

		954,517,122
SPECIALTY RETAIL — 0.64%
Hotai Motor Co. Ltd.[b]	1,682,000	18,189,633

		18,189,633
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.88%
Acer Inc.[a,b]	19,950,737	7,395,500
Advantech Co. Ltd.[b]	2,100,444	13,802,623
Asustek Computer Inc.[b]	4,783,857	39,569,922
Casetek Holdings Ltd.[b]	1,050,000	5,178,911
Catcher Technology Co. Ltd.[b]	4,415,743	42,747,834
Chicony Electronics Co. Ltd.[b]	3,184,887	7,347,037
Compal Electronics Inc.	28,350,554	15,720,392
Foxconn Technology Co. Ltd.[b]	6,300,871	14,129,764
HTC Corp.[b]	4,200,884	10,437,219
Inventec Corp.	15,750,868	9,168,142
Lite-On Technology Corp.	14,700,702	15,087,112
Pegatron Corp.	12,965,037	34,197,956
Quanta Computer Inc.[b]	17,850,240	27,889,291
Wistron Corp.[b]	16,340,005	8,534,927

		251,206,630

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 2.08%
Eclat Textile Co. Ltd.[b]	1,240,080	$16,677,750
Feng TAY Enterprise Co. Ltd.[b]	2,100,140	11,548,776
Formosa Taffeta Co. Ltd.	5,250,515	4,897,929
Pou Chen Corp.	14,700,103	19,567,412
Ruentex Industries Ltd.	3,150,262	6,109,049

		58,800,916
WIRELESS TELECOMMUNICATION SERVICES — 1.99%
Far EasTone Telecommunications Co. Ltd.	10,500,259	22,099,375
Taiwan Mobile Co. Ltd.	11,337,609	34,246,929

		56,346,304

TOTAL COMMON STOCKS (Cost: $1,807,352,479)		2,820,649,468

SHORT-TERM INVESTMENTS — 6.71%

MONEY MARKET FUNDS — 6.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	171,507,292	171,507,292
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	8,817,308	8,817,308
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	9,541,408	9,541,408

		189,866,008

TOTAL SHORT-TERM INVESTMENTS (Cost: $189,866,008)		189,866,008

TOTAL INVESTMENTS IN SECURITIES — 106.45% (Cost: $1,997,218,487)		3,010,515,476
Other Assets, Less Liabilities — (6.45)%		(182,527,950)

NET ASSETS — 100.00%		$2,827,987,526

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index	30	Dec. 2015	Singapore	$918,000	$(20,342)

See accompanying notes to schedules of investments.

142

Schedule of Investments  (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

AIRLINES — 0.53%
Bangkok Airways Co. Ltd.	988,300	$636,990
Thai Airways International PCL NVDR[a,b]	2,326,566	571,255

		1,208,245
AUTO COMPONENTS — 0.55%
Somboon Advance Technology PCL NVDR	981,325	473,687
Sri Trang Agro-Industry PCL NVDR	2,479,771	761,090

		1,234,777
BANKS — 21.27%
Bangkok Bank PCL Foreign	520,600	2,483,890
Bangkok Bank PCL NVDR	654,400	3,058,371
Kasikornbank PCL Foreign	2,555,400	12,085,388
Kasikornbank PCL NVDR	1,332,800	6,359,062
Kiatnakin Bank PCL NVDR[b]	1,221,573	1,244,068
Krung Thai Bank PCL NVDR[b]	9,039,200	4,287,567
LH Financial Group PCL NVDR	18,653,119	817,115
Siam Commercial Bank PCL (The) NVDR[b]	3,418,300	12,542,033
Thanachart Capital PCL NVDR	1,911,100	1,879,639
Tisco Financial Group PCL NVDR	1,287,410	1,508,684
TMB Bank PCL NVDR	26,446,700	1,918,566

		48,184,383
BEVERAGES — 0.15%
Carabao Group PCL[b]	339,500	338,647

		338,647
BUILDING PRODUCTS — 0.53%
Dynasty Ceramic PCL NVDR	9,581,440	1,064,011
Vanachai Group PCL NVDR	347,300	143,416

		1,207,427
CAPITAL MARKETS — 0.15%
AIRA Capital Co. Ltd.	2,556,440	178,323
Asia Plus Group Holdings PCL NVDR[b]	1,663,200	167,063

		345,386
CHEMICALS — 4.14%
Eastern Polymer Group PCL[b]	915,600	296,344
Indorama Ventures PCL NVDR	3,785,910	2,408,447
PTT Global Chemical PCL NVDR	4,183,207	6,156,925
Siamgas & Petrochemicals PCL NVDR[b]	1,546,700	509,237

		9,370,953
COMMERCIAL SERVICES & SUPPLIES — 0.13%
Inter Far East Energy Corp.[b]	1,115,800	286,422

		286,422

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 2.15%
CH Karnchang PCL NVDR[b]	1,700,000	$1,316,267
Italian-Thai Development PCL NVDR[a,b]	6,521,748	1,392,058
Sino-Thai Engineering & Construction PCL NVDR[b]	2,302,128	1,554,450
Sriracha Construction PCL NVDR	257,000	139,113
TTCL PCL NVDR[b]	252,400	121,129
Unique Engineering & Construction PCL[b]	570,400	343,768

		4,866,785
CONSTRUCTION MATERIALS — 4.61%
Siam Cement PCL (The) Foreign	638,600	8,018,136
Siam Cement PCL (The) NVDR	193,800	2,433,315

		10,451,451
CONSUMER FINANCE — 0.91%
Krungthai Card PCL NVDR[b]	151,600	416,646
Muangthai Leasing PCL	929,600	542,094
Srisawad Power 1979 PCL NVDR	820,218	1,092,785

		2,051,525
CONTAINERS & PACKAGING — 0.10%
Polyplex Thailand PCL NVDR	1,120,600	215,741

		215,741
DISTRIBUTORS — 0.22%
Energy Earth PCL NVDR[b]	3,954,300	509,734

		509,734
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.88%
Jasmine International PCL NVDR[b]	10,122,668	1,316,173
Samart Telcoms PCL NVDR[b]	379,800	163,195
Thaicom PCL NVDR	756,600	525,651
True Corp. PCL NVDR[a]	19,161,672	4,517,749

		6,522,768
ELECTRIC UTILITIES — 0.06%
Thai Solar Energy PCL[a]	1,070,900	132,667

		132,667
ELECTRICAL EQUIPMENT — 0.19%
Gunkul Engineering PCL NVDR[b]	641,182	438,308

		438,308
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.69%
Cal-Comp Electronics Thailand PCL NVDR	10,760,312	1,080,835
Delta Electronics Thailand PCL NVDR	1,395,344	3,309,270
Hana Microelectronics PCL NVDR	1,869,700	2,008,467
KCE Electronics PCL NVDR[b]	457,900	814,484
Samart Corp. PCL NVDR[b]	1,760,837	874,523
SVI PCL NVDR[a,b]	1,991,615	271,180

		8,358,759

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2015

Security	Shares	Value

FOOD & STAPLES RETAILING — 5.57%
CP ALL PCL NVDR[b]	9,627,300	$12,625,087

		12,625,087
FOOD PRODUCTS — 4.10%
Charoen Pokphand Foods PCL NVDR[b]	6,977,400	4,068,852
GFPT PCL NVDR[b]	2,446,800	730,490
Ichitan Group PCL NVDR[b]	601,100	238,159
Kaset Thai International Sugar Corp. PCL	731,200	162,194
Khon Kaen Sugar Industry PCL NVDR	5,300,380	647,759
Thai Union Group PCL NVDR	3,946,200	2,036,962
Thai Vegetable Oil PCL NVDR	1,604,653	1,253,635
TIPCO Foods PCL NVDR[a]	252,000	146,250

		9,284,301
GAS UTILITIES — 0.06%
Scan Inter PCL[a]	612,000	139,169

		139,169
HEALTH CARE PROVIDERS & SERVICES — 5.42%
Bangkok Chain Hospital PCL NVDR	3,596,025	802,684
Bangkok Dusit Medical Services PCL NVDR	8,509,700	4,819,947
Bumrungrad Hospital PCL NVDR	920,776	5,677,776
Chularat Hospital PCL NVDR[b]	6,322,500	437,495
Vibhavadi Medical Center PCL NVDR	10,996,900	530,821

		12,268,723
HOTELS, RESTAURANTS & LEISURE — 1.76%
Erawan Group PCL (The) NVDR[b]	1,452,400	170,203
Minor International PCL NVDR[b]	3,724,510	3,819,078

		3,989,281
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.97%
CK Power PCL NVDR	3,079,060	201,032
Glow Energy PCL NVDR	1,418,900	3,266,162
SPCG PCL NVDR[b]	678,200	450,367
Superblock PCL[a]	11,918,250	409,025
surGlobal Power Synergy Co. Ltd. NVDR	209,000	141,122

		4,467,708
INSURANCE — 0.15%
Thai Reinsurance PCL NVDR[a,b]	4,518,940	350,521

		350,521
INTERNET & CATALOG RETAIL — 0.08%
OfficeMate PCL NVDR	156,200	172,151

		172,151
MACHINERY — 0.07%
BJC Heavy Industries PCL NVDR[b]	878,950	163,086

		163,086

Security	Shares	Value

MARINE — 0.59%
Precious Shipping PCL NVDR[a,b]	2,090,400	$405,365
Thoresen Thai Agencies PCL NVDR[b]	3,378,389	928,491

		1,333,856
MEDIA — 2.21%
BEC World PCL NVDR	2,601,400	2,395,262
E for L Aim PCL	5,354,700	128,489
Major Cineplex Group PCL NVDR[b]	1,662,700	1,438,161
Plan B Media PCL[a,b]	1,203,800	233,438
RS PCL NVDR[b]	795,900	237,615
VGI Global Media PCL NVDR	3,286,040	350,242
Workpoint Entertainment PCL[b]	173,700	216,883

		5,000,090
METALS & MINING — 0.32%
STP & I PCL NVDR[b]	2,021,210	716,221

		716,221
OIL, GAS & CONSUMABLE FUELS — 14.60%
Bangchak Petroleum PCL (The) NVDR	1,273,500	1,234,769
Banpu PCL NVDR[b]	3,103,500	1,671,249
Energy Absolute PCL NVDR	2,191,600	1,516,509
Esso Thailand PCL NVDR[a]	4,092,200	622,279
IRPC PCL NVDR	27,887,900	3,268,113
PTT Exploration & Production PCL NVDR	2,924,084	5,323,563
PTT PCL NVDR	2,228,200	15,915,714
Thai Oil PCL NVDR	2,159,000	3,524,037

		33,076,233
PERSONAL PRODUCTS — 0.09%
Beauty Community PCL	1,566,400	215,030

		215,030
PHARMACEUTICALS — 0.08%
Mega Lifesciences PCL NVDR	391,100	182,237

		182,237
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.45%
Amata Corp. PCL NVDR[b]	2,108,900	770,831
Ananda Development PCL NVDR[b]	2,827,400	325,025
AP Thailand PCL NVDR[b]	4,405,786	682,258
Bangkok Land PCL NVDR	27,730,600	1,168,337
Central Pattana PCL NVDR	3,095,800	3,994,999
Country Group Development PCL NVDR[a]	4,786,200	158,917
Golden Land Property Development PCL NVDR[b]	922,100	172,379
LPN Development PCL NVDR[b]	1,831,847	879,123
Platinum Group PCL (The) NVDR	960,800	142,083
Quality Houses PCL NVDR	16,201,631	1,012,602
Rojana Industrial Park PCL NVDR[b]	1,044,883	170,551
Sansiri PCL NVDR[b]	15,654,537	703,231
SC Asset Corp. PCL NVDR[b]	7,358,904	587,234
Siam Future Development PCL NVDR	4,032,928	692,034
Supalai PCL NVDR[b]	2,142,500	1,105,922
TICON Industrial Connection PCL NVDR	2,303,391	751,944
U City PCL NVDR[a,b]	225,872,900	252,090

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

November 30, 2015

Security	Shares	Value

Univentures PCL NVDR	781,000	$144,912
WHA Corp. PCL NVDR[a]	10,945,340	897,860

		14,612,332
ROAD & RAIL — 1.47%
BTS Group Holdings PCL NVDR	12,502,800	3,331,522

		3,331,522
SPECIALTY RETAIL — 1.21%
Home Product Center PCL NVDR	8,293,571	1,631,408
PTG Energy PCL[b]	567,100	232,600
Siam Global House PCL NVDR[b]	3,053,733	886,128

		2,750,136
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
MC Group PCL NVDR[b]	450,900	153,487

		153,487
TRANSPORTATION INFRASTRUCTURE — 4.95%
Airports of Thailand PCL NVDR	1,003,700	8,709,562
Bangkok Aviation Fuel Services PCL NVDR	472,500	359,253
Bangkok Expressway PCL NVDR	1,297,600	1,493,471
Bangkok Metro PCL NVDR[a,b]	7,875,741	452,679
Namyong Terminal PCL NVDR	462,700	201,399

		11,216,364
WATER UTILITIES — 0.71%
Eastern Water Resources Development and Management PCL NVDR	589,400	195,699
TTW PCL NVDR	4,723,666	1,423,426

		1,619,125
WIRELESS TELECOMMUNICATION SERVICES — 5.63%
Advanced Info Service PCL NVDR	2,292,719	12,762,205

		12,762,205

TOTAL COMMON STOCKS (Cost: $335,152,010)		226,152,843

RIGHTS — 0.00%

CONSTRUCTION MATERIALS — 0.00%
Jay Mart PCL[a]	151,200	—

		—
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
Amata Corp. PCL[a,b]	84,356	—

		—

TOTAL RIGHTS (Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 15.69%

MONEY MARKET FUNDS — 15.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	33,227,632	$33,227,632
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,708,255	1,708,255
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	611,323	611,323

		35,547,210

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,547,210)		35,547,210

TOTAL INVESTMENTS IN SECURITIES — 115.51% (Cost: $370,699,220)		261,700,053
Other Assets, Less Liabilities — (15.51)%		(35,140,980)

NET ASSETS — 100.00%		$226,559,073

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

145

Schedule of Investments  (Unaudited)

iSHARES® MSCI TURKEY ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.72%

AIRLINES — 2.95%
Pegasus Hava Tasimaciligi ASa,b	205,870	$1,262,914
Turk Hava Yollari AOa	3,175,788	8,369,701

		9,632,615
AUTO COMPONENTS — 0.38%
EGE Endustri VE Ticaret AS	6,343	691,805
Goodyear Lastikleri TAS[b]	20,570	544,947

		1,236,752
AUTOMOBILES — 2.85%
Ford Otomotiv Sanayi AS	403,975	4,544,979
Tofas Turk Otomobil Fabrikasi AS	719,155	4,758,077

		9,303,056
BANKS — 33.01%
Akbank TAS[b]	12,657,126	30,178,525
Albaraka Turk Katilim Bankasi AS	1,552,950	748,023
Sekerbank TAS[a,b]	2,331,788	1,243,513
Turkiye Garanti Bankasi ASb	13,289,983	33,470,730
Turkiye Halk Bankasi AS	3,595,775	13,484,930
Turkiye Is Bankasi Class C	9,061,291	14,746,226
Turkiye Sinai Kalkinma Bankasi ASb	4,024,966	2,091,071
Turkiye Vakiflar Bankasi Tao Class Db	4,314,929	5,908,625
Yapi ve Kredi Bankasi ASb	5,001,926	5,782,374

		107,654,017
BEVERAGES — 4.27%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,192,283	8,179,640
Coca-Cola Icecek AS	439,037	5,755,138

		13,934,778
BUILDING PRODUCTS — 0.33%
Trakya Cam Sanayii ASb	1,802,463	1,091,462

		1,091,462
CHEMICALS — 1.42%
Gubre Fabrikalari TAS[b]	479,670	1,095,823
Petkim Petrokimya Holding ASa,b	2,306,900	3,531,982

		4,627,805
CONSTRUCTION & ENGINEERING — 0.32%
Tekfen Holding ASb	742,390	1,052,347

		1,052,347
CONSTRUCTION MATERIALS — 1.36%
Adana Cimento Sanayii TAS Class A	304,390	733,092
Akcansa Cimento ASb	275,360	1,345,299
Cimsa Cimento Sanayi VE Ticaret AS	310,288	1,713,443

Security	Shares	Value

Konya Cimento Sanayii ASb	5,552	$639,917

		4,431,751
CONTAINERS & PACKAGING — 0.12%
Anadolu Cam Sanayii ASa,b	628,320	386,958

		386,958
DISTRIBUTORS — 0.38%
Dogus Otomotiv Servis ve Ticaret ASb	316,544	1,241,563

		1,241,563
DIVERSIFIED FINANCIAL SERVICES — 4.54%
Haci Omer Sabanci Holding AS	5,282,519	14,812,500

		14,812,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.66%
Turk Telekomunikasyon AS	2,617,724	5,403,869

		5,403,869
FOOD & STAPLES RETAILING — 7.60%
BIM Birlesik Magazalar AS	1,222,678	22,926,527
Bizim Toptan Satis Magazalari AS	124,950	561,448
Migros Ticaret ASa	204,850	1,289,783

		24,777,758
FOOD PRODUCTS — 1.95%
Pinar SUT Mamulleri Sanayii AS	103,446	644,913
Ulker Biskuvi Sanayi ASb	885,424	5,730,200

		6,375,113
GAS UTILITIES — 0.49%
Aygaz AS	431,493	1,588,500

		1,588,500
HEALTH CARE PROVIDERS & SERVICES — 0.19%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	718,930	608,487

		608,487
HOTELS, RESTAURANTS & LEISURE — 0.37%
NET Holding ASa,b	1,052,124	1,194,567

		1,194,567
HOUSEHOLD DURABLES — 2.55%
Arcelik ASb	1,360,669	7,396,721
Vestel Elektronik Sanayi ve Ticaret ASa,b	483,115	925,840

		8,322,561
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.52%
Akenerji Elektrik Uretim ASa,b	1,246,610	403,170
Aksa Enerji Uretim ASa,b	880,806	803,074
Zorlu Enerji Elektrik Uretim ASa,b	1,077,016	503,954

		1,710,198

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

November 30, 2015

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 8.58%
Akfen Holding ASb	378,690	$1,374,567
Alarko Holding ASb	383,184	417,923
Dogan Sirketler Grubu Holding ASa,b	5,996,921	1,011,007
Enka Insaat ve Sanayi AS	2,991,684	4,930,386
KOC Holding ASb	3,647,406	15,046,414
Turkiye Sise ve Cam Fabrikalari AS	3,833,560	3,890,935
Yazicilar Holding ASb	276,155	1,315,928

		27,987,160
INSURANCE — 0.73%
Anadolu Anonim Turk Sigorta Sirketi	1,152,261	638,273
Anadolu Hayat Emeklilik ASb	471,766	943,045
AvivaSA Emeklilik ve Hayat ASb	136,248	785,190

		2,366,508
MACHINERY — 0.43%
Otokar Otomotiv Ve Savunma Sanayi ASb	48,465	1,406,511

		1,406,511
MEDIA — 0.15%
Fenerbahce Futbol ASa,b	35,870	479,830

		479,830
METALS & MINING — 4.44%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	244,560	498,965
Eregli Demir ve Celik Fabrikalari TAS	8,054,533	10,419,765
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Ab	758,370	393,992
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	4,049,013	1,741,361
Koza Altin Isletmeleri ASb	263,396	1,069,353
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,005,306	359,717

		14,483,153
OIL, GAS & CONSUMABLE FUELS — 5.47%
Tupras Turkiye Petrol Rafinerileri ASa	720,361	17,832,436

		17,832,436
PERSONAL PRODUCTS — 0.21%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASb	784,596	685,661

		685,661
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.96%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	392,190	508,707
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,931,155	10,455,397
Is Gayrimenkul Yatirim Ortakligi ASb	1,936,059	1,052,459
Torunlar Gayrimenkul Yatirim Ortakligi ASb	721,144	905,617

		12,922,180

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.47%
Aksa Akrilik Kimya Sanayii AS	425,888	$1,550,282

		1,550,282
TRANSPORTATION INFRASTRUCTURE — 2.09%
TAV Havalimanlari Holding AS	940,520	6,808,375

		6,808,375
WIRELESS TELECOMMUNICATION SERVICES — 5.93%
Turkcell Iletisim Hizmetleri AS	5,062,851	19,335,161

		19,335,161

TOTAL COMMON STOCKS (Cost: $547,794,277)		325,243,914

SHORT-TERM INVESTMENTS — 14.20%

MONEY MARKET FUNDS — 14.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	43,741,142	43,741,142
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,248,762	2,248,762
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	308,935	308,935

		46,298,839

TOTAL SHORT-TERM INVESTMENTS (Cost: $46,298,839)		46,298,839

TOTAL INVESTMENTS IN SECURITIES — 113.92% (Cost: $594,093,116)		371,542,753
Other Assets, Less Liabilities — (13.92)%		(45,404,334)

NET ASSETS — 100.00%		$326,138,419

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

147

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 2.04%
B/E Aerospace Inc.	1,494	$69,053
Boeing Co. (The)	467	67,925
General Dynamics Corp.	476	69,715
Honeywell International Inc.	676	70,270
L-3 Communications Holdings Inc.	557	68,182
Lockheed Martin Corp.	306	67,063
Northrop Grumman Corp.	369	68,767
Precision Castparts Corp.	299	69,230
Raytheon Co.	549	68,092
Rockwell Collins Inc.	738	68,398
Textron Inc.	1,607	68,571
TransDigm Group Inc.[a]	293	68,747
United Technologies Corp.	715	68,676

		892,689
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	1,015	68,441
Expeditors International of Washington Inc.	1,406	68,247
FedEx Corp.	425	67,380
United Parcel Service Inc. Class B	672	69,223

		273,291
AIRLINES — 0.63%
American Airlines Group Inc.	1,692	69,812
Delta Air Lines Inc.	1,469	68,250
Southwest Airlines Co.	1,501	68,866
United Continental Holdings Inc.[a]	1,218	67,879

		274,807
AUTO COMPONENTS — 0.96%
Autoliv Inc.[b]	555	69,836
BorgWarner Inc.	1,607	68,603
Delphi Automotive PLC	798	70,128
Goodyear Tire & Rubber Co. (The)	2,013	70,213
Johnson Controls Inc.	1,524	70,104
Lear Corp.	554	69,749

		418,633
AUTOMOBILES — 0.64%
Ford Motor Co.	4,768	68,326
General Motors Co.	1,915	69,323
Harley-Davidson Inc.	1,397	68,341
Tesla Motors Inc.[a,b]	317	72,992

		278,982
BANKS — 3.02%
Bank of America Corp.	3,971	69,215
BB&T Corp.	1,787	69,014
CIT Group Inc.	1,640	70,454
Citigroup Inc.	1,272	68,802
Citizens Financial Group Inc.	2,655	70,703

Security	Shares	Value

Comerica Inc.	1,500	$69,525
Fifth Third Bancorp	3,382	69,906
First Republic Bank/CA	1,010	69,549
Huntington Bancshares Inc./OH	5,950	69,556
JPMorgan Chase & Co.	1,037	69,147
KeyCorp	5,268	69,063
M&T Bank Corp.	557	69,809
People’s United Financial Inc.	4,170	69,847
PNC Financial Services Group Inc. (The)[c]	723	69,054
Regions Financial Corp.	6,848	69,439
Signature Bank[a]	431	68,163
SunTrust Banks Inc.	1,598	69,385
U.S. Bancorp	1,597	70,092
Wells Fargo & Co.	1,242	68,434

		1,319,157
BEVERAGES — 1.26%
Brown-Forman Corp. Class B	647	66,343
Coca-Cola Co. (The)	1,600	68,192
Coca-Cola Enterprises Inc.	1,362	68,509
Constellation Brands Inc. Class A	491	68,868
Dr Pepper Snapple Group Inc.	776	69,646
Molson Coors Brewing Co. Class B	753	69,299
Monster Beverage Corp.[a]	456	70,502
PepsiCo Inc.	689	69,010

		550,369
BIOTECHNOLOGY — 2.50%
AbbVie Inc.	1,132	65,826
Alexion Pharmaceuticals Inc.[a,b]	384	68,521
Alkermes PLC[a]	934	68,518
Alnylam Pharmaceuticals Inc.[a]	661	68,784
Amgen Inc.	426	68,629
Baxalta Inc.	1,941	66,731
Biogen Inc.[a]	239	68,559
BioMarin Pharmaceutical Inc.[a]	708	67,522
Celgene Corp.[a]	614	67,202
Gilead Sciences Inc.	650	68,874
Incyte Corp.[a]	620	70,829
Isis Pharmaceuticals Inc.[a,b]	1,124	68,609
Medivation Inc.[a]	1,704	72,045
Regeneron Pharmaceuticals Inc.[a]	122	66,429
United Therapeutics Corp.[a]	449	68,531
Vertex Pharmaceuticals Inc.[a]	522	67,526

		1,093,135
BUILDING PRODUCTS — 0.32%
Fortune Brands Home & Security Inc.	1,255	68,988
Masco Corp.	2,298	68,733

		137,721
CAPITAL MARKETS — 2.89%
Affiliated Managers Group Inc.[a]	394	69,829
Ameriprise Financial Inc.	615	69,464
Bank of New York Mellon Corp. (The)	1,588	69,618
BlackRock Inc.[c]	194	70,562
Charles Schwab Corp. (The)	2,071	69,813
E*TRADE Financial Corp.[a]	2,308	70,232
Eaton Vance Corp. NVS	1,920	68,966

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

Franklin Resources Inc.	1,677	$70,300
Goldman Sachs Group Inc. (The)	367	69,737
Invesco Ltd.	2,086	70,277
Legg Mason Inc.	1,617	71,763
Morgan Stanley	2,061	70,692
Northern Trust Corp.	924	69,245
Raymond James Financial Inc.	1,194	70,124
SEI Investments Co.	1,278	69,510
State Street Corp.	957	69,459
T Rowe Price Group Inc.	924	70,363
TD Ameritrade Holding Corp.	1,909	69,927

		1,259,881
CHEMICALS — 3.16%
Air Products & Chemicals Inc.	496	67,897
Airgas Inc.	502	69,376
Albemarle Corp.	1,309	70,110
Ashland Inc.	618	69,618
Axalta Coating Systems Ltd.[a]	2,370	68,777
Celanese Corp. Series A	972	68,769
CF Industries Holdings Inc.	1,511	69,718
Dow Chemical Co. (The)	1,300	67,769
Eastman Chemical Co.	959	69,671
Ecolab Inc.	579	68,994
EI du Pont de Nemours & Co.	1,029	69,293
FMC Corp.	1,623	69,740
International Flavors & Fragrances Inc.	578	69,366
LyondellBasell Industries NV Class A	720	68,990
Monsanto Co.	724	68,896
Mosaic Co. (The)	2,196	69,482
PPG Industries Inc.	658	69,577
Praxair Inc.	602	67,906
Sherwin-Williams Co. (The)	249	68,741
Westlake Chemical Corp.	1,146	68,817

		1,381,507
COMMERCIAL SERVICES & SUPPLIES — 0.95%
ADT Corp. (The)	2,030	72,004
Cintas Corp.	757	69,334
Republic Services Inc.	1,566	68,794
Stericycle Inc.[a]	560	67,603
Tyco International PLC	1,966	69,420
Waste Management Inc.	1,266	68,073

		415,228
COMMUNICATIONS EQUIPMENT — 1.11%
Cisco Systems Inc.	2,523	68,752
F5 Networks Inc.[a]	673	69,319
Harris Corp.	841	69,912
Juniper Networks Inc.	2,280	68,696
Motorola Solutions Inc.	962	69,052
Palo Alto Networks Inc.[a]	379	71,002
QUALCOMM Inc.	1,401	68,355

		485,088
CONSTRUCTION & ENGINEERING — 0.64%
Chicago Bridge & Iron Co. NVb	1,610	68,827
Fluor Corp.	1,433	69,644
Jacobs Engineering Group Inc.[a]	1,578	69,653

Security	Shares	Value

Quanta Services Inc.[a]	3,181	$70,141

		278,265
CONSTRUCTION MATERIALS — 0.31%
Martin Marietta Materials Inc.	430	67,682
Vulcan Materials Co.	662	67,968

		135,650
CONSUMER FINANCE — 0.94%
Ally Financial Inc.[a]	3,039	60,659
American Express Co.	966	69,204
Capital One Financial Corp.	879	69,010
Discover Financial Services	1,230	69,815
Navient Corp.	5,832	69,459
Synchrony Financial[a]	2,214	70,472

		408,619
CONTAINERS & PACKAGING — 0.95%
Avery Dennison Corp.	1,049	69,192
Ball Corp.	998	69,281
Crown Holdings Inc.[a]	1,316	68,313
Packaging Corp. of America	995	67,650
Sealed Air Corp.	1,538	69,764
WestRock Co.	1,371	69,414

		413,614
DISTRIBUTORS — 0.32%
Genuine Parts Co.	774	70,147
LKQ Corp.[a]	2,324	68,535

		138,682
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	1,891	69,381

		69,381
DIVERSIFIED FINANCIAL SERVICES — 1.26%
Berkshire Hathaway Inc. Class Ba	511	68,520
CME Group Inc./IL	712	69,527
Intercontinental Exchange Inc.	268	69,637
Leucadia National Corp.	3,844	67,962
McGraw Hill Financial Inc.	715	68,976
Moody’s Corp.	669	68,987
Nasdaq Inc.	1,186	69,524
Voya Financial Inc.	1,693	68,905

		552,038
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.79%
AT&T Inc.	2,073	69,798
CenturyLink Inc.	2,522	67,918
Frontier Communications Corp.	14,128	70,499
Level 3 Communications Inc.[a]	1,363	69,281
Verizon Communications Inc.	1,532	69,629

		347,125

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

ELECTRIC UTILITIES — 2.22%
American Electric Power Co. Inc.	1,241	$69,508
Duke Energy Corp.	1,017	68,912
Edison International	1,160	68,858
Entergy Corp.	1,041	69,362
Eversource Energy	1,344	68,477
Exelon Corp.	2,492	68,056
FirstEnergy Corp.	2,222	69,749
NextEra Energy Inc.	696	69,503
OGE Energy Corp.	2,685	70,105
Pepco Holdings Inc.	2,702	69,360
Pinnacle West Capital Corp.	1,098	69,569
PPL Corp.	2,033	69,203
Southern Co. (The)	1,545	68,814
Xcel Energy Inc.	1,919	68,432

		967,908
ELECTRICAL EQUIPMENT — 0.96%
Acuity Brands Inc.	307	70,880
AMETEK Inc.	1,232	69,559
Eaton Corp. PLC	1,205	70,083
Emerson Electric Co.	1,376	68,800
Rockwell Automation Inc.	666	70,889
Sensata Technologies Holding NVa	1,510	69,173

		419,384
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.43%
Amphenol Corp. Class A	1,280	70,464
Arrow Electronics Inc.[a]	1,243	70,304
Avnet Inc.	1,536	69,611
CDW Corp./DE	1,568	67,690
Corning Inc.	3,659	68,533
Flextronics International Ltd.[a]	6,172	69,435
FLIR Systems Inc.	2,296	70,166
TE Connectivity Ltd.	1,029	69,036
Trimble Navigation Ltd.[a]	3,072	70,349

		625,588
ENERGY EQUIPMENT & SERVICES — 1.73%
Baker Hughes Inc.	1,319	71,318
Cameron International Corp.[a]	1,010	68,973
Core Laboratories NV	584	69,000
Ensco PLC Class A	4,017	68,771
FMC Technologies Inc.[a]	2,028	68,993
Halliburton Co.	1,746	69,578
Helmerich & Payne Inc.	1,186	69,084
National Oilwell Varco Inc.	1,793	66,951
Oceaneering International Inc.	1,569	68,628
Schlumberger Ltd.	875	67,506
Weatherford International PLC[a]	6,267	67,746

		756,548
FOOD & STAPLES RETAILING — 1.27%
Costco Wholesale Corp.	428	69,088
CVS Health Corp.	750	70,567
Kroger Co. (The)	1,885	70,989
Rite Aid Corp.[a]	8,785	69,226
Sysco Corp.	1,675	68,843

Security	Shares	Value

Wal-Mart Stores Inc.	1,155	$67,960
Walgreens Boots Alliance Inc.	835	70,165
Whole Foods Market Inc.	2,342	68,269

		555,107
FOOD PRODUCTS — 2.56%
Archer-Daniels-Midland Co.	1,921	70,097
Bunge Ltd.	1,032	68,742
Campbell Soup Co.	1,346	70,315
ConAgra Foods Inc.	1,666	68,189
General Mills Inc.	1,194	68,965
Hershey Co. (The)	800	69,048
Hormel Foods Corp.	973	72,897
JM Smucker Co. (The)	568	68,836
Kellogg Co.	1,020	70,145
Keurig Green Mountain Inc.	1,417	74,251
Kraft Heinz Co. (The)	930	68,532
McCormick & Co. Inc./MD	813	69,853
Mead Johnson Nutrition Co.	842	67,857
Mondelez International Inc. Class A	1,574	68,721
Tyson Foods Inc. Class A	1,413	70,650
WhiteWave Foods Co. (The)[a]	1,712	69,559

		1,116,657

GAS UTILITIES — 0.16%
AGL Resources Inc.	1,104	69,077

		69,077
HEALTH CARE EQUIPMENT & SUPPLIES — 2.54%
Abbott Laboratories	1,523	68,413
Baxter International Inc.	1,820	68,523
Becton Dickinson and Co.	459	68,965
Boston Scientific Corp.[a]	3,787	69,226
Cooper Companies Inc. (The)	480	70,200
CR Bard Inc.	372	69,497
DENTSPLY International Inc.	1,135	68,849
Edwards Lifesciences Corp.[a]	432	70,416
Hologic Inc.[a]	1,730	69,805
Intuitive Surgical Inc.[a]	134	69,683
Medtronic PLC	909	68,484
ResMed Inc.	1,174	69,935
St. Jude Medical Inc.	1,103	69,599
Stryker Corp.	717	69,162
Varian Medical Systems Inc.[a,b]	856	69,148
Zimmer Biomet Holdings Inc.	679	68,586

		1,108,491
HEALTH CARE PROVIDERS & SERVICES — 2.99%
Aetna Inc.	653	67,096
AmerisourceBergen Corp.	703	69,344
Anthem Inc.	526	68,580
Cardinal Health Inc.	799	69,393
Centene Corp.[a]	1,215	70,166
Cigna Corp.	516	69,650
DaVita HealthCare Partners Inc.[a]	942	68,804
Envision Healthcare Holdings Inc.[a]	2,478	68,145
Express Scripts Holding Co.[a]	803	68,640
HCA Holdings Inc.[a]	1,003	68,264
Henry Schein Inc.[a]	449	70,259

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

Humana Inc.	411	$69,319
Laboratory Corp. of America Holdings[a]	571	69,399
McKesson Corp.	365	69,113
MEDNAX Inc.[a]	929	66,303
Patterson Companies Inc.	1,514	68,993
Quest Diagnostics Inc.	1,014	69,276
UnitedHealth Group Inc.	612	68,979
Universal Health Services Inc. Class B	557	67,687

		1,307,410
HEALTH CARE TECHNOLOGY — 0.31%
Cerner Corp.[a]	1,170	69,732
IMS Health Holdings Inc.[a]	2,345	65,003

		134,735
HOTELS, RESTAURANTS & LEISURE — 2.53%
Aramark	2,081	67,882
Carnival Corp.	1,374	69,428
Chipotle Mexican Grill Inc.[a]	120	69,546
Darden Restaurants Inc.	1,229	69,033
Hilton Worldwide Holdings Inc.	2,952	68,545
Las Vegas Sands Corp.	1,542	67,941
Marriott International Inc./MD Class A	975	69,137
McDonald’s Corp.	607	69,295
MGM Resorts International[a]	3,021	68,698
Norwegian Cruise Line Holdings Ltd.[a]	1,210	69,502
Royal Caribbean Cruises Ltd.	747	69,180
Starbucks Corp.	1,120	68,757
Starwood Hotels & Resorts Worldwide Inc.	964	69,254
Wyndham Worldwide Corp.	906	68,783
Wynn Resorts Ltd.[b]	1,100	69,047
Yum! Brands Inc.	956	69,320

		1,103,348
HOUSEHOLD DURABLES — 1.73%
DR Horton Inc.	2,119	68,465
Garmin Ltd.	1,809	68,471
Harman International Industries Inc.	665	68,602
Jarden Corp.[a,b]	1,485	69,320
Leggett & Platt Inc.	1,480	68,968
Lennar Corp. Class A	1,317	67,444
Mohawk Industries Inc.[a]	360	68,659
Newell Rubbermaid Inc.	1,552	69,312
PulteGroup Inc.	3,548	69,115
Toll Brothers Inc.[a]	1,852	68,857
Whirlpool Corp.	420	68,258

		755,471
HOUSEHOLD PRODUCTS — 0.78%
Church & Dwight Co. Inc.	799	68,530
Clorox Co. (The)	556	69,111
Colgate-Palmolive Co.	1,028	67,519
Kimberly-Clark Corp.	573	68,273
Procter & Gamble Co. (The)	903	67,581

		341,014
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.47%
AES Corp./VA	6,992	69,850

Security	Shares	Value

Calpine Corp.[a]	4,591	$67,855
NRG Energy Inc.	5,485	67,795

		205,500
INDUSTRIAL CONGLOMERATES — 0.63%
3M Co.	440	68,895
Danaher Corp.	719	69,305
General Electric Co.	2,263	67,754
Roper Technologies Inc.	360	69,656

		275,610
INSURANCE — 4.90%
ACE Ltd.	600	68,910
Aflac Inc.	1,061	69,220
Alleghany Corp.[a]	137	69,782
Allstate Corp. (The)	1,114	69,915
American International Group Inc.	1,097	69,747
Aon PLC	731	69,255
Arch Capital Group Ltd.[a]	951	68,919
Arthur J Gallagher & Co.	1,569	68,644
Assurant Inc.	810	69,271
Axis Capital Holdings Ltd.	1,234	69,104
Chubb Corp. (The)	532	69,442
Cincinnati Financial Corp.	1,132	69,176
Everest Re Group Ltd.	378	69,718
FNF Group	1,934	69,334
Hartford Financial Services Group Inc. (The)	1,515	69,145
Lincoln National Corp.	1,267	69,672
Loews Corp.	1,795	68,013
Markel Corp.[a]	74	66,983
Marsh & McLennan Companies Inc.	1,224	67,687
MetLife Inc.	1,363	69,636
PartnerRe Ltd.	497	69,148
Principal Financial Group Inc.	1,364	70,191
Progressive Corp. (The)	2,175	67,033
Prudential Financial Inc.	807	69,846
RenaissanceRe Holdings Ltd.	625	69,225
Torchmark Corp.	1,141	69,167
Travelers Companies Inc. (The)	601	68,857
Unum Group	1,891	69,362
Willis Group Holdings PLC	1,482	68,113
WR Berkley Corp.	1,222	68,016
XL Group PLC	1,813	69,220

		2,139,751
INTERNET & CATALOG RETAIL — 0.95%
Amazon.com Inc.[a]	103	68,474
Expedia Inc.	572	70,419
Liberty Interactive Corp. QVC Group Series Aa	2,636	69,801
Netflix Inc.[a,b]	563	69,435
Priceline Group Inc. (The)[a]	56	69,936
TripAdvisor Inc.[a]	836	68,861

		416,926
INTERNET SOFTWARE & SERVICES — 1.44%
Akamai Technologies Inc.[a]	1,223	70,457
Alphabet Inc. Class Aa	45	34,328
Alphabet Inc. Class Ca	48	35,645
eBay Inc.[a]	2,392	70,779

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

Facebook Inc. Class Aa	656	$68,381
LinkedIn Corp. Class Aa	281	68,314
Twitter Inc.[a,b]	2,713	68,910
VeriSign Inc.[a,b]	784	70,121
Yahoo! Inc.[a]	2,100	71,001
Zillow Group Inc. Class Ca,b	2,790	68,774

		626,710
IT SERVICES — 3.18%
Accenture PLC Class A	646	69,264
Alliance Data Systems Corp.[a]	243	69,704
Automatic Data Processing Inc.	800	69,008
Cognizant Technology Solutions Corp. Class Aa	1,076	69,488
Fidelity National Information Services Inc.	1,069	68,063
Fiserv Inc.[a]	728	70,063
FleetCor Technologies Inc.[a]	442	67,940
Gartner Inc.[a]	768	71,654
Global Payments Inc.	958	67,874
International Business Machines Corp.	499	69,571
MasterCard Inc. Class A	704	68,936
Paychex Inc.	1,280	69,440
PayPal Holdings Inc.[a]	1,942	68,475
Sabre Corp.	2,424	70,926
Teradata Corp.[a,b]	2,291	68,524
Total System Services Inc.	1,253	70,118
Vantiv Inc. Class Aa	1,332	70,210
Visa Inc. Class A	869	68,660
Western Union Co. (The)	3,678	69,367
Xerox Corp.	6,571	69,324

		1,386,609
LEISURE PRODUCTS — 0.47%
Hasbro Inc.	915	66,877
Mattel Inc.	2,847	70,776
Polaris Industries Inc.	650	68,530

		206,183
LIFE SCIENCES TOOLS & SERVICES — 0.96%
Agilent Technologies Inc.	1,706	71,345
Illumina Inc.[a,b]	393	72,273
Mettler-Toledo International Inc.[a]	204	69,927
Quintiles Transnational Holdings Inc.[a]	1,001	68,058
Thermo Fisher Scientific Inc.	503	69,615
Waters Corp.[a,b]	522	69,332

		420,550
MACHINERY — 2.56%
AGCO Corp.	1,409	70,816
Caterpillar Inc.	970	70,470
Cummins Inc.	702	70,460
Deere & Co.	907	72,170
Dover Corp.	1,053	69,393
Flowserve Corp.	1,490	68,898
Illinois Tool Works Inc.	743	69,827
Ingersoll-Rand PLC	1,164	68,292
PACCAR Inc.	1,345	69,886
Parker-Hannifin Corp.	668	69,913
Pentair PLC	1,198	67,927
Snap-on Inc.	410	70,586

Security	Shares	Value

Stanley Black & Decker Inc.	645	$70,408
WABCO Holdings Inc.[a]	654	70,292
Wabtec Corp./DE	877	70,265
Xylem Inc./NY	1,851	69,079

		1,118,682
MEDIA — 3.01%
Cablevision Systems Corp. Class A	2,275	69,388
CBS Corp. Class B NVS	1,373	69,309
Charter Communications Inc. Class Aa,b	370	69,323
Comcast Corp. Class A	958	58,304
Comcast Corp. Class A Special NVS	162	9,889
Discovery Communications Inc. Class Aa,b	822	25,597
Discovery Communications Inc. Class C NVS[a,b]	1,507	44,577
DISH Network Corp. Class Aa	1,098	68,856
Interpublic Group of Companies Inc. (The)	3,020	69,460
Liberty Global PLC Series Aa	501	21,247
Liberty Global PLC Series C NVS[a]	1,214	49,774
Liberty Media Corp. Class Aa	542	21,957
Liberty Media Corp. Class Ca	1,214	47,467
News Corp. Class A	4,802	68,909
Omnicom Group Inc.	959	70,889
Scripps Networks Interactive Inc. Class A	1,199	68,103
Sirius XM Holdings Inc.[a]	16,879	69,373
TEGNA Inc.	2,469	69,749
Time Warner Cable Inc.	377	69,658
Time Warner Inc.	986	69,000
Twenty-First Century Fox Inc. Class A	1,704	50,285
Twenty-First Century Fox Inc. Class B	613	18,359
Viacom Inc. Class B NVS	1,363	67,864
Walt Disney Co. (The)	588	66,720

		1,314,057
METALS & MINING — 0.64%
Alcoa Inc.	7,631	71,426
Freeport-McMoRan Inc.	8,340	68,221
Newmont Mining Corp.	3,842	70,731
Nucor Corp.	1,642	68,061

		278,439
MULTI-UTILITIES — 1.89%
Alliant Energy Corp.	1,131	68,075
Ameren Corp.	1,596	69,841
CenterPoint Energy Inc.	4,058	68,783
CMS Energy Corp.	1,939	67,904
Consolidated Edison Inc.	1,110	68,986
Dominion Resources Inc./VA	1,026	69,121
DTE Energy Co.	863	69,463
PG&E Corp.	1,297	68,391
Public Service Enterprise Group Inc.	1,766	69,050
SCANA Corp.	1,164	68,839
Sempra Energy	690	68,469
WEC Energy Group Inc.	1,402	69,147

		826,069
MULTILINE RETAIL — 0.94%
Dollar General Corp.	1,055	69,008
Dollar Tree Inc.[a]	933	70,404
Kohl’s Corp.	1,426	67,207

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

Macy’s Inc.	1,747	$68,273
Nordstrom Inc.	1,200	67,572
Target Corp.	950	68,875

		411,339
OIL, GAS & CONSUMABLE FUELS — 5.58%
Anadarko Petroleum Corp.	1,116	66,848
Antero Resources Corp.[a,b]	3,255	67,086
Apache Corp.	1,363	67,032
Cabot Oil & Gas Corp.	3,605	67,882
Cheniere Energy Inc.[a]	1,393	66,237
Chesapeake Energy Corp.[b]	12,609	66,449
Chevron Corp.	759	69,312
Cimarex Energy Co.	569	67,722
Columbia Pipeline Group Inc.	3,572	68,475
Concho Resources Inc.[a]	616	67,415
ConocoPhillips	1,254	67,779
Continental Resources Inc./OKa	1,883	68,353
Devon Energy Corp.	1,490	68,555
Energen Corp.	1,127	66,820
EOG Resources Inc.	815	67,995
EQT Corp.	1,163	66,547
Exxon Mobil Corp.	847	69,166
Hess Corp.	1,131	66,729
HollyFrontier Corp.	1,375	66,110
Kinder Morgan Inc./DE	2,836	66,845
Marathon Oil Corp.	3,750	65,663
Marathon Petroleum Corp.	1,213	70,851
Murphy Oil Corp.	2,360	67,449
Noble Energy Inc.	1,875	68,756
Occidental Petroleum Corp.	914	69,089
ONEOK Inc.	2,286	67,391
Phillips 66	745	68,190
Pioneer Natural Resources Co.	469	67,888
Plains GP Holdings LP Class A	5,968	73,168
Range Resources Corp.	2,249	64,276
Southwestern Energy Co.[a]	7,476	67,359
Spectra Energy Corp.	2,538	66,496
Tesoro Corp.	587	67,605
Valero Energy Corp.	950	68,267
Whiting Petroleum Corp.[a]	4,038	66,667
Williams Companies Inc. (The)	1,864	68,148

		2,436,620
PAPER & FOREST PRODUCTS — 0.16%
International Paper Co.	1,655	69,229

		69,229
PERSONAL PRODUCTS — 0.31%
Edgewell Personal Care Co.	847	68,184
Estee Lauder Companies Inc. (The) Class A	811	68,221

		136,405
PHARMACEUTICALS — 1.90%
Allergan PLC[a]	218	68,428
Bristol-Myers Squibb Co.	1,023	68,551
Eli Lilly & Co.	811	66,535
Endo International PLC[a]	1,148	70,579
Jazz Pharmaceuticals PLC[a]	471	69,044

Security	Shares	Value

Johnson & Johnson	680	$68,843
Mallinckrodt PLC[a]	1,047	71,102
Merck & Co. Inc.	1,294	68,595
Mylan NVa	1,374	70,486
Perrigo Co. PLC	462	69,018
Pfizer Inc.	2,165	70,947
Zoetis Inc.	1,491	69,630

		831,758
PROFESSIONAL SERVICES — 1.27%
Dun & Bradstreet Corp. (The)	643	69,309
Equifax Inc.	630	70,245
IHS Inc. Class Aa	562	69,300
ManpowerGroup Inc.	767	69,245
Nielsen Holdings PLC	1,476	68,900
Robert Half International Inc.	1,361	69,656
Towers Watson & Co. Class A	517	69,541
Verisk Analytics Inc. Class Aa,b	940	70,453

		556,649
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.57%
American Capital Agency Corp.	3,831	68,766
American Tower Corp.	694	68,970
Annaly Capital Management Inc.	7,203	69,005
AvalonBay Communities Inc.	390	70,898
Boston Properties Inc.	556	69,494
Brixmor Property Group Inc.	2,770	69,555
Camden Property Trust	911	69,582
Crown Castle International Corp.	798	68,556
Digital Realty Trust Inc.	966	69,658
Duke Realty Corp.	3,453	70,269
Equinix Inc.	237	70,270
Equity Residential	877	70,002
Essex Property Trust Inc.	300	69,237
Extra Space Storage Inc.	842	70,517
Federal Realty Investment Trust	476	69,744
General Growth Properties Inc.	2,700	68,769
HCP Inc.	1,961	69,674
Host Hotels & Resorts Inc.	4,263	70,766
Iron Mountain Inc.	2,393	66,478
Kimco Realty Corp.	2,660	69,399
Liberty Property Trust	2,056	69,698
Macerich Co. (The)	872	68,147
Plum Creek Timber Co. Inc.	1,373	69,762
Prologis Inc.	1,601	68,443
Public Storage	292	70,098
Realty Income Corp.[b]	1,397	69,319
Regency Centers Corp.	1,035	69,738
Simon Property Group Inc.	370	68,909
SL Green Realty Corp.	590	69,667
UDR Inc.	1,901	70,166
Ventas Inc.	1,311	69,929
VEREIT Inc.	8,320	69,306
Vornado Realty Trust	713	68,990
Welltower Inc.	1,112	70,267
Weyerhaeuser Co.	2,156	69,359

		2,431,407
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
CBRE Group Inc. Class Aa	1,882	70,519

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

Jones Lang LaSalle Inc.	417	$69,272
Realogy Holdings Corp.[a]	1,668	68,905

		208,696

ROAD & RAIL — 1.09%
AMERCO	160	64,864
CSX Corp.	2,390	67,948
Hertz Global Holdings Inc.[a]	4,308	68,325
JB Hunt Transport Services Inc.	877	68,617
Kansas City Southern	757	68,826
Norfolk Southern Corp.	734	69,774
Union Pacific Corp.	816	68,503

		476,857

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Altera Corp.	1,313	69,326
Analog Devices Inc.	1,148	70,751
Applied Materials Inc.	3,774	70,838
Avago Technologies Ltd.[b]	541	70,574
Broadcom Corp. Class A	1,282	70,036
Freescale Semiconductor Ltd.[a]	1,947	75,758
Intel Corp.	2,019	70,201
KLA-Tencor Corp.	1,044	69,395
Lam Research Corp.	898	70,224
Linear Technology Corp.	1,529	69,906
Marvell Technology Group Ltd.	8,097	71,739
Maxim Integrated Products Inc.	1,792	69,476
Microchip Technology Inc.	1,469	70,923
Micron Technology Inc.[a]	4,408	70,219
NVIDIA Corp.	2,226	70,609
Qorvo Inc.[a]	1,244	72,239
Skyworks Solutions Inc.	868	72,061
Texas Instruments Inc.	1,199	69,686
Xilinx Inc.	1,409	70,013

		1,343,974

SOFTWARE — 3.82%
Activision Blizzard Inc.	1,883	70,914
Adobe Systems Inc.[a]	754	68,961
ANSYS Inc.[a]	740	68,975
Autodesk Inc.[a]	1,100	69,817
CA Inc.	2,483	69,797
CDK Global Inc.	1,416	67,133
Citrix Systems Inc.[a]	902	69,156
Electronic Arts Inc.[a]	1,032	69,959
FireEye Inc.[a,b]	3,028	69,281
Fortinet Inc.[a]	1,936	69,735
Intuit Inc.	695	69,639
Microsoft Corp.	1,279	69,514
NetSuite Inc.[a,b]	813	69,430
Nuance Communications Inc.[a]	3,338	69,864
Oracle Corp.	1,751	68,236
Red Hat Inc.[a]	845	68,791
salesforce.com inc.[a]	863	68,772
ServiceNow Inc.[a]	800	69,608
Splunk Inc.[a]	1,163	69,199
Symantec Corp.	3,494	68,413
Synopsys Inc.[a]	1,411	70,663
Tableau Software Inc. Class Aa	729	70,735
VMware Inc. Class Aa,b	1,147	70,437

Security	Shares	Value

Workday Inc. Class Aa	839	$70,233

		1,667,262

SPECIALTY RETAIL — 3.29%
Advance Auto Parts Inc.	424	68,997
AutoNation Inc.[a]	1,099	70,248
AutoZone Inc.[a,b]	89	69,755
Bed Bath & Beyond Inc.[a]	1,279	69,731
Best Buy Co. Inc.	2,196	69,789
CarMax Inc.[a,b]	1,208	69,218
Dick’s Sporting Goods Inc.	1,738	67,834
Foot Locker Inc.	1,061	68,965
GameStop Corp. Class Ab	1,826	63,965
Gap Inc. (The)	2,489	66,531
Home Depot Inc. (The)	519	69,484
L Brands Inc.	716	68,314
Lowe’s Companies Inc.	896	68,634
O’Reilly Automotive Inc.[a]	259	68,342
Ross Stores Inc.	1,315	68,393
Signet Jewelers Ltd.	514	67,534
Staples Inc.	5,651	68,208
Tiffany & Co.	873	69,561
TJX Companies Inc. (The)	982	69,329
Tractor Supply Co.	765	68,353
Ulta Salon Cosmetics & Fragrance Inc.[a]	405	67,635

		1,438,820

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.27%
Apple Inc.	584	69,087
EMC Corp./MA	2,724	69,026
Hewlett Packard Enterprise Co.[a]	5,057	75,147
HP Inc.	4,729	59,302
NetApp Inc.	2,238	68,617
SanDisk Corp.	932	68,847
Seagate Technology PLC	2,020	72,599
Western Digital Corp.	1,120	69,899

		552,524

TEXTILES, APPAREL & LUXURY GOODS — 1.39%
Coach Inc.	2,156	68,496
Hanesbrands Inc.	2,200	67,474
lululemon athletica Inc.[a,b]	1,313	62,788
Michael Kors Holdings Ltd.[a]	1,611	69,305
NIKE Inc. Class B	524	69,315
PVH Corp.	748	68,285
Ralph Lauren Corp.	555	68,937
Under Armour Inc. Class Aa,b	752	64,837
VF Corp.	1,043	67,482

		606,919

THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp Inc.	4,327	70,963

		70,963

TOBACCO — 0.48%
Altria Group Inc.	1,198	69,005
Philip Morris International Inc.	798	69,737

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

November 30, 2015

Security	Shares	Value

Reynolds American Inc.	1,486	$68,728

		207,470
TRADING COMPANIES & DISTRIBUTORS — 0.48%
Fastenal Co.	1,715	69,595
United Rentals Inc.[a]	896	70,488
WW Grainger Inc.	349	69,988

		210,071
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	1,209	69,832

		69,832
WIRELESS TELECOMMUNICATION SERVICES — 0.46%
SBA Communications Corp. Class Aa	656	68,985
Sprint Corp.[a,b]	18,075	65,974
T-Mobile U.S. Inc.[a]	1,803	64,006

		198,965

TOTAL COMMON STOCKS
(Cost: $42,447,263)		43,525,446

SHORT-TERM INVESTMENTS — 3.84%

MONEY MARKET FUNDS — 3.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	1,570,142	1,570,142
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	80,722	80,722
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	25,750	25,750

		1,676,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,676,614)		1,676,614

TOTAL INVESTMENTS IN SECURITIES — 103.52%
(Cost: $44,123,877)		45,202,060
Other Assets, Less Liabilities — (3.52)%		(1,537,029)

NET ASSETS — 100.00%		$43,665,031

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.42%

AUSTRALIA — 2.48%
AGL Energy Ltd.	5,332	$63,942
Amcor Ltd./Australia	10,112	99,063
AMP Ltd.	21,760	91,608
APA Group	10,062	64,889
Asciano Ltd.	9,536	59,079
ASX Ltd.	1,923	57,673
Aurizon Holdings Ltd.	16,192	65,351
Australia & New Zealand Banking Group Ltd.	18,336	360,722
Bendigo & Adelaide Bank Ltd.	5,344	43,214
BHP Billiton Ltd.	22,336	292,781
Brambles Ltd.	11,936	94,186
Cochlear Ltd.	640	43,764
Commonwealth Bank of Australia	11,249	647,436
Computershare Ltd.	4,576	38,629
Crown Resorts Ltd.	4,736	39,945
CSL Ltd.	3,424	248,376
Dexus Property Group	10,029	55,811
Goodman Group	16,320	72,372
GPT Group (The)	19,136	64,061
Iluka Resources Ltd.	5,024	20,932
Incitec Pivot Ltd.	19,552	53,553
Insurance Australia Group Ltd.	17,184	68,981
James Hardie Industries PLC	4,744	56,238
LendLease Group	6,752	62,379
Macquarie Group Ltd.	2,282	134,614
Medibank Pvt Ltd.	8,321	13,988
Mirvac Group	43,392	58,639
National Australia Bank Ltd.	16,934	360,626
Newcrest Mining Ltd.[a]	6,944	54,895
Oil Search Ltd.	9,056	53,808
Orica Ltd.[b]	3,040	34,804
Origin Energy Ltd.	19,008	77,130
QBE Insurance Group Ltd.	10,208	92,237
Ramsay Health Care Ltd.	1,312	63,743
Rio Tinto Ltd.	3,328	110,710
Santos Ltd.	13,773	40,019
Scentre Group	46,357	134,361
Sonic Healthcare Ltd.	3,266	48,112
South32 Ltd.[a]	41,924	36,150
Stockland	19,782	57,336
Suncorp Group Ltd.	8,625	83,683
Sydney Airport	8,640	41,320
Tatts Group Ltd.	15,808	47,651
Telstra Corp. Ltd.	27,575	107,097
Transurban Group	14,688	110,367
Vicinity Centres	23,545	46,234
Wesfarmers Ltd.	7,076	195,298
Westfield Corp.	16,928	117,754
Westpac Banking Corp.	21,604	503,284
Woodside Petroleum Ltd.	5,536	120,783
Woolworths Ltd.	8,864	152,029

		5,661,657
AUSTRIA — 0.07%
Andritz AG	928	48,677

Security	Shares	Value

Erste Group Bank AGa	2,624	$80,479
OMV AG	1,248	35,608

		164,764
BELGIUM — 0.56%
Ageas	2,240	97,955
Anheuser-Busch InBev SA/NV	5,600	721,266
Colruyt SA	672	33,286
Delhaize Group	192	19,230
Groupe Bruxelles Lambert SA	544	44,682
KBC Groep NV	2,191	130,742
Proximus SADP	1,056	34,870
Solvay SA	448	51,598
UCB SA	1,120	99,978
Umicore SA	1,184	48,950

		1,282,557
CANADA — 3.19%
Agnico Eagle Mines Ltd.	2,048	54,566
Agrium Inc.	1,120	110,886
Alimentation Couche-Tard Inc. Class B	3,360	153,612
ARC Resources Ltd.	2,688	36,939
Bank of Montreal	4,544	263,123
Bank of Nova Scotia (The)	8,288	378,971
Barrick Gold Corp.	8,032	59,291
BCE Inc.	1,376	59,394
BlackBerry Ltd.[a,b]	3,328	26,541
Brookfield Asset Management Inc. Class A	6,720	231,376
Cameco Corp.	3,072	37,649
Canadian Imperial Bank of Commerce/Canada	2,912	219,288
Canadian National Railway Co.	6,016	360,106
Canadian Natural Resources Ltd.	7,680	186,514
Canadian Oil Sands Ltd.	4,768	30,649
Canadian Pacific Railway Ltd.	1,248	184,522
Canadian Tire Corp. Ltd. Class A	608	57,127
Canadian Utilities Ltd. Class A	1,024	25,084
Cenovus Energy Inc.	5,952	88,320
CGI Group Inc. Class Aa,b	1,920	83,813
CI Financial Corp.	1,728	41,187
Constellation Software Inc./Canada	192	82,638
Crescent Point Energy Corp.	3,584	47,019
Enbridge Inc.	5,664	201,737
Encana Corp.	7,040	58,788
Fairfax Financial Holdings Ltd.	224	107,853
Finning International Inc.	1,696	24,988
Fortis Inc./Canada	2,176	60,264
Franco-Nevada Corp.	1,600	77,125
George Weston Ltd.	544	44,622
Gildan Activewear Inc.	2,432	75,664
Goldcorp Inc.	6,144	72,852
Great-West Lifeco Inc.	1,504	40,987
Husky Energy Inc.	2,537	34,348
IGM Financial Inc.	928	26,530
Imperial Oil Ltd.	2,112	68,801
Intact Financial Corp.	1,184	79,150
Inter Pipeline Ltd.	2,768	48,266
Loblaw Companies Ltd.	1,952	98,828
Magna International Inc. Class A	2,944	134,283
Manulife Financial Corp.	12,320	203,352
Metro Inc.	3,072	88,724
National Bank of Canada	2,880	94,663

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Onex Corp.	896	$55,335
Open Text Corp.	1,024	49,891
Pembina Pipeline Corp.	4,384	100,905
Potash Corp. of Saskatchewan Inc.	5,984	121,464
Power Corp. of Canada	2,176	51,195
Power Financial Corp.	1,152	29,335
Restaurant Brands International Inc.	1,696	62,127
RioCan REIT	2,144	41,136
Rogers Communications Inc. Class B	2,560	99,024
Royal Bank of Canada	9,504	542,984
Saputo Inc.	2,304	56,560
Shaw Communications Inc. Class B	2,726	56,745
Silver Wheaton Corp.	4,160	54,825
SNC-Lavalin Group Inc.	1,312	41,794
Sun Life Financial Inc.	4,000	132,287
Suncor Energy Inc.	10,720	297,051
TELUS Corp.	64	2,040
Thomson Reuters Corp.	2,432	98,639
Toronto-Dominion Bank (The)	12,352	505,897
Tourmaline Oil Corp.[a,b]	1,504	28,676
TransCanada Corp.	4,736	149,870
Valeant Pharmaceuticals International Inc.[a,b]	2,272	205,336
Vermilion Energy Inc.	1,216	36,517

		7,280,073
DENMARK — 0.73%
AP Moeller — Maersk A/S Class A	96	143,927
Carlsberg A/S Class B	960	81,613
Coloplast A/S Class B	1,024	83,067
Danske Bank A/S	5,536	148,518
DSV A/S	2,688	104,497
Novo Nordisk A/S Class B	13,184	726,057
Novozymes A/S Class B	2,208	106,124
Pandora A/S	864	102,379
Vestas Wind Systems A/S	1,696	110,616
William Demant Holding A/Sa	608	58,359

		1,665,157
FINLAND — 0.33%
Elisa OYJ	1,280	47,667
Fortum OYJ	2,816	41,102
Kone OYJ Class B	2,496	106,474
Metso OYJ	1,152	28,592
Nokia OYJ	26,528	191,500
Sampo OYJ Class A	2,688	133,203
Stora Enso OYJ Class R	5,184	51,192
UPM-Kymmene OYJ	4,256	81,224
Wartsila OYJ Abp	1,408	63,260

		744,214
FRANCE — 3.76%
Accor SA	1,664	70,192
Air Liquide SA	2,350	286,666
Airbus Group SE	4,306	311,250
Alcatel-Lucent[a,b]	22,710	89,417
Alstom SAa,b	1,984	61,636
ArcelorMittal[b]	6,400	31,377
Atos SE	864	70,711
AXA SA	12,384	334,963
BNP Paribas SA	7,232	428,573

Security	Shares	Value

Bollore SA	8,288	$38,138
Bouygues SA	1,472	55,392
Bureau Veritas SA	2,048	42,168
Cap Gemini SA	1,184	109,192
Carrefour SA	4,384	135,108
Casino Guichard Perrachon SA	512	29,265
Christian Dior SE	448	81,950
Cie. de Saint-Gobain	3,104	137,131
Cie. Generale des Etablissements Michelin Class B	1,376	137,915
Credit Agricole SA	6,976	84,139
Danone SA	4,032	282,460
Dassault Systemes	1,184	94,199
Edenred	1,760	36,461
Electricite de France SAb	1,568	23,358
Engie SA	9,632	167,750
Essilor International SA	1,440	187,902
Eutelsat Communications SA	1,216	36,281
Groupe Eurotunnel SE Registered	6,048	77,258
Hermes International	201	70,744
Iliad SA	256	57,076
Ingenico Group SA	96	12,081
Kering	576	99,494
Klepierre	2,200	99,819
L’Oreal SA	1,664	294,546
Lagardere SCA	1,248	36,814
Legrand SA	2,016	118,554
LVMH Moet Hennessy Louis Vuitton SE	1,856	311,184
Numericable-SFR SAS[a]	864	36,980
Orange SA	13,376	231,119
Pernod Ricard SA	1,536	174,716
Peugeot SAa	3,808	68,009
Publicis Groupe SA	1,344	84,770
Renault SA	1,390	140,213
Safran SA	1,984	146,427
Sanofi	8,160	727,203
Schneider Electric SE	3,827	242,513
SCOR SE	1,408	55,200
SES SA	2,688	74,579
Societe BIC SA	320	52,622
Societe Generale SA	5,255	250,752
Sodexo SA	800	79,051
STMicroelectronics NV	5,024	36,495
Suez Environnement Co.	2,272	43,060
Technip SA	896	46,946
Thales SA	992	73,831
Total SA	14,752	732,275
Unibail-Rodamco SE	672	172,536
Valeo SA	672	104,011
Veolia Environnement SA	3,360	80,519
Vinci SA	3,296	214,295
Vivendi SA	8,288	174,455

		8,583,741
GERMANY — 3.31%
adidas AG	1,760	170,250
Allianz SE Registered	3,040	538,273
BASF SE	6,464	534,824
Bayer AG Registered	5,728	764,068
Bayerische Motoren Werke AG	2,336	254,858
Beiersdorf AG	864	80,429
Brenntag AG	1,728	94,372
Commerzbank AGa	8,512	93,675

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Continental AG	850	$205,310
Daimler AG Registered	6,656	595,630
Deutsche Bank AG Registered	9,856	253,001
Deutsche Boerse AG	1,568	134,454
Deutsche Post AG Registered	7,328	214,112
Deutsche Telekom AG Registered	21,504	396,428
E.ON SE	12,768	121,310
Fresenius Medical Care AG & Co. KGaA	1,888	155,932
Fresenius SE & Co. KGaA	2,880	211,369
GEA Group AG	1,952	80,980
Hannover Rueck SE	640	74,860
HeidelbergCement AG	1,152	91,689
Henkel AG & Co. KGaA	928	89,043
Infineon Technologies AG	9,504	140,828
Kabel Deutschland Holding AG	480	58,705
Lanxess AG	992	50,499
Linde AG	1,408	245,737
MAN SE	576	57,142
Merck KGaA	960	98,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,248	251,423
Osram Licht AG	1,152	48,619
QIAGEN NVa,b	3,552	94,293
RWE AG	3,776	43,430
SAP SE	6,624	521,827
Siemens AG Registered	5,632	583,760
ThyssenKrupp AG	3,915	83,296
Vonovia SE	3,680	114,014
Zalando SEa,c	352	11,934

		7,558,662
HONG KONG — 1.17%
AIA Group Ltd.	96,000	573,378
Bank of East Asia Ltd. (The)[b]	32,000	114,345
BOC Hong Kong Holdings Ltd.	48,000	147,060
Cheung Kong Property Holdings Ltd.	17,500	114,117
CK Hutchison Holdings Ltd.	32,000	419,817
CLP Holdings Ltd.	16,000	133,747
Galaxy Entertainment Group Ltd.[b]	32,000	94,118
Hang Seng Bank Ltd.[b]	12,800	231,993
Hong Kong & China Gas Co. Ltd.[b]	64,610	126,854
Hong Kong Exchanges and Clearing Ltd.[b]	7,700	200,646
Li & Fung Ltd.[b]	72,000	49,598
Link REIT	16,000	97,317
Michael Kors Holdings Ltd.[a]	1,472	63,325
MTR Corp. Ltd.	32,000	148,608
New World Development Co. Ltd.	64,333	64,068
Sands China Ltd.[b]	25,600	86,523

		2,665,514
IRELAND — 0.63%
Bank of Ireland[a]	204,480	76,234
CRH PLC	5,440	160,011
Endo International PLC[a]	1,504	92,466
Jazz Pharmaceuticals PLC[a]	448	65,672
Kerry Group PLC Class A	1,408	113,597
Medtronic PLC	9,472	713,621
Pentair PLC	1,632	92,534
Tyco International PLC	3,552	125,421

		1,439,556

Security	Shares	Value

ISRAEL — 0.23%
Bank Hapoalim BM	22,208	$114,906
NICE-Systems Ltd.	288	17,506
Teva Pharmaceutical Industries Ltd.	6,528	400,018

		532,430
ITALY — 0.86%
Assicurazioni Generali SpA	8,704	165,469
Atlantia SpA	3,776	99,701
Banca Monte dei Paschi di Siena SpA[a,b]	22,912	35,959
CNH Industrial NV	8,448	62,144
Enel SpA	46,996	207,176
Eni SpA	17,120	278,814
Finmeccanica SpA[a]	3,996	57,861
Intesa Sanpaolo SpA	100,524	344,835
Luxottica Group SpA	1,408	94,131
Saipem SpA[a,b]	3,552	30,687
Snam SpA	14,944	75,917
Telecom Italia SpA[a,b]	89,184	115,291
Tenaris SA	3,584	47,051
Terna Rete Elettrica Nazionale SpA	11,712	57,642
UniCredit SpA	37,184	218,155
Unione di Banche Italiane SpA	9,676	65,812

		1,956,645
JAPAN — 8.61%
Aeon Co. Ltd.	6,400	99,156
Aisin Seiki Co. Ltd.	3,200	127,969
ANA Holdings Inc.	32,000	89,942
Asahi Group Holdings Ltd.	3,200	100,195
Astellas Pharma Inc.	19,200	269,981
Bridgestone Corp.	6,400	227,385
Canon Inc.	9,600	289,371
Casio Computer Co. Ltd.	3,500	77,081
Chubu Electric Power Co. Inc.	9,600	132,265
Chugai Pharmaceutical Co. Ltd.	3,200	111,616
Chugoku Electric Power Co. Inc. (The)	9,600	122,803
Dai-ichi Life Insurance Co. Ltd. (The)	9,600	165,866
Daiichi Sankyo Co. Ltd.	7,300	150,228
Daikin Industries Ltd.	3,200	224,530
Daiwa House Industry Co. Ltd.	6,400	178,014
Denso Corp.	3,200	152,446
Dentsu Inc.	3,200	179,364
East Japan Railway Co.	3,200	301,622
Eisai Co. Ltd.	3,200	207,579
FANUC Corp.	1,100	195,587
Fast Retailing Co. Ltd.	200	80,759
Fuji Heavy Industries Ltd.	3,200	132,070
FUJIFILM Holdings Corp.	3,200	129,422
Fujitsu Ltd.	32,000	161,350
Hakuhodo DY Holdings Inc.	6,400	68,631
Hitachi Ltd.	32,000	188,605
Honda Motor Co. Ltd.	12,800	415,522
Hoya Corp.	3,200	129,526
Iida Group Holdings Co. Ltd.	3,200	62,141
INPEX Corp.	9,600	95,198
ITOCHU Corp.	16,000	194,938
Japan Airlines Co. Ltd.	3,200	109,280
Japan Exchange Group Inc.	6,400	100,195
Japan Retail Fund Investment Corp.	64	122,258

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Japan Tobacco Inc.	9,600	$343,413
JFE Holdings Inc.	3,200	50,409
JTEKT Corp.	3,200	59,079
JX Holdings Inc.	28,800	116,644
Kansai Electric Power Co. Inc. (The)[a]	9,600	107,463
Kao Corp.	6,400	327,631
KDDI Corp.	12,800	317,508
Kirin Holdings Co. Ltd.	9,600	134,835
Kobe Steel Ltd.	64,000	74,757
Komatsu Ltd.	9,600	158,546
Konica Minolta Inc.	6,400	67,177
Kuraray Co. Ltd.	9,600	122,025
Kyocera Corp.	3,200	148,138
Kyushu Electric Power Co. Inc.[a]	6,400	67,021
Kyushu Financial Group Inc.[a]	9,600	72,888
Marubeni Corp.	22,400	123,920
Marui Group Co. Ltd.	3,200	47,398
Mazda Motor Corp.	6,400	132,771
MEIJI Holdings Co. Ltd.	3,200	255,678
Mitsubishi Chemical Holdings Corp.	19,200	125,638
Mitsubishi Corp.	12,800	215,133
Mitsubishi Electric Corp.	8,000	88,449
Mitsubishi Estate Co. Ltd.	5,000	105,025
Mitsubishi Heavy Industries Ltd.	32,000	163,556
Mitsubishi Motors Corp.	9,600	85,347
Mitsubishi UFJ Financial Group Inc.	99,800	639,536
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,400	117,560
Mitsui & Co. Ltd.	16,100	197,201
Mitsui Fudosan Co. Ltd.	4,000	100,714
Mizuho Financial Group Inc.	201,600	406,372
MS&AD Insurance Group Holdings Inc.	5,100	143,634
Murata Manufacturing Co. Ltd.	800	123,945
Nagoya Railroad Co. Ltd.	32,000	128,748
NEC Corp.	30,000	100,260
Nidec Corp.	3,200	247,060
Nikon Corp.[b]	6,400	85,762
Nintendo Co. Ltd.	500	76,675
Nippon Paint Holdings Co. Ltd.	3,200	80,078
Nippon Steel & Sumitomo Metal Corp.	6,447	129,301
Nippon Telegraph & Telephone Corp.	6,400	236,989
Nissan Motor Co. Ltd.	22,400	238,845
Nitto Denko Corp.	3,200	215,341
Nomura Holdings Inc.	35,200	208,493
Nomura Real Estate Master Fund Inc.[a]	64	77,093
NTT DOCOMO Inc.	12,800	241,713
Olympus Corp.	3,200	127,450
Omron Corp.	3,200	117,456
Oriental Land Co. Ltd./Japan	3,200	181,622
ORIX Corp.	12,800	184,452
Otsuka Holdings Co. Ltd.	3,200	105,853
Panasonic Corp.	19,200	217,651
Rakuten Inc.	9,600	120,857
Resona Holdings Inc.	28,800	140,356
Ricoh Co. Ltd.	9,600	98,274
Sekisui House Ltd.	9,600	162,090
Seven & I Holdings Co. Ltd.	6,400	286,567
Seven Bank Ltd.	19,200	83,945
Shin-Etsu Chemical Co. Ltd.	3,200	180,740
Shionogi & Co. Ltd.	3,200	140,844
Shiseido Co. Ltd.	3,200	76,457
SoftBank Group Corp.	6,400	339,364
Sompo Japan Nipponkoa Holdings Inc.	3,200	98,507
Sony Corp.	9,600	247,398

Security	Shares	Value

Sumitomo Corp.	12,800	$135,756
Sumitomo Electric Industries Ltd.	9,600	136,431
Sumitomo Mitsui Financial Group Inc.	9,600	365,762
Sumitomo Mitsui Trust Holdings Inc.	32,000	121,999
Sumitomo Realty & Development Co. Ltd.	2,000	60,707
Suzuki Motor Corp.	3,200	98,248
Sysmex Corp.	3,200	199,611
T&D Holdings Inc.	9,600	134,328
Takeda Pharmaceutical Co. Ltd.	6,400	310,603
Terumo Corp.	3,200	102,012
Tohoku Electric Power Co. Inc.	6,400	75,068
Tokio Marine Holdings Inc.	6,400	235,691
Tokyo Electric Power Co. Inc.[a]	16,000	97,859
Tokyo Electron Ltd.	3,200	212,797
Tokyu Fudosan Holdings Corp.	12,800	86,074
Toshiba Corp.[a]	32,000	78,105
Toyota Motor Corp.	19,200	1,192,524
Unicharm Corp.	3,200	67,385
USS Co. Ltd.	3,200	50,798
Yahoo Japan Corp.	19,300	79,373
Yamada Denki Co. Ltd.	16,000	71,901
Yamato Holdings Co. Ltd.	3,200	61,103
Yokogawa Electric Corp.	6,400	76,314

		19,658,996
NETHERLANDS — 1.21%
Aegon NV	13,312	81,489
Akzo Nobel NV	1,728	122,861
Altice NV Class Aa	2,139	32,847
Altice NV Class Ba	1,897	29,482
ASML Holding NV	2,432	224,672
Fiat Chrysler Automobiles NVa,b	7,072	100,982
Gemalto NV	832	52,477
Heineken Holding NV	768	60,396
Heineken NV	1,568	139,373
ING Groep NV CVA	28,128	386,048
Koninklijke Ahold NV	6,668	145,003
Koninklijke DSM NV	1,441	73,288
Koninklijke KPN NV	23,328	88,721
Koninklijke Philips NV	7,119	194,585
Mobileye NVa	352	15,347
Mylan NVa	2,784	142,819
NXP Semiconductors NVa	896	83,740
Randstad Holding NV	1,103	68,952
RELX NV	7,285	126,067
Unilever NV CVA	10,880	477,160
Wolters Kluwer NV	3,232	111,638

		2,757,947
NEW ZEALAND — 0.03%
Fletcher Building Ltd.	7,808	37,508
Spark New Zealand Ltd.	19,552	42,967

		80,475
NORWAY — 0.20%
DNB ASA	7,264	95,715
Norsk Hydro ASA	9,952	38,515
Orkla ASA	7,232	58,809
Statoil ASA	7,456	115,421
Telenor ASA	4,896	85,435

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Yara International ASA	1,440	$66,726

		460,621
PORTUGAL — 0.05%
EDP — Energias de Portugal SA	22,440	74,774
Galp Energia SGPS SA	4,256	45,264

		120,038
SINGAPORE — 0.51%
Ascendas REIT[b]	64,000	108,563
CapitaLand Ltd.[b]	57,600	123,462
CapitaLand Mall Trust[b]	89,600	121,145
DBS Group Holdings Ltd.	12,000	140,530
Genting Singapore PLC	128,000	69,044
Global Logistic Properties Ltd.	64,000	89,485
Hutchison Port Holdings Trust[b]	128,000	69,120
Oversea-Chinese Banking Corp. Ltd.[b]	19,200	118,148
Singapore Telecommunications Ltd.	83,200	226,166
United Overseas Bank Ltd.	6,400	88,077

		1,153,740
SPAIN — 1.26%
Abertis Infraestructuras SAb	4,194	64,914
ACS Actividades de Construccion y Servicios SA	1,740	56,730
Aena SAa,c	160	18,141
Amadeus IT Holding SA Class A	3,776	151,405
Banco Bilbao Vizcaya Argentaria SA	43,587	361,646
Banco de Sabadell SAb	42,083	77,647
Banco Popular Espanol SAb	15,541	54,740
Banco Santander SA	99,484	543,002
Bankia SA	43,456	54,433
Bankinter SA	9,088	65,758
CaixaBank SA	19,370	70,927
Distribuidora Internacional de Alimentacion SA	6,112	38,621
Endesa SA	2,040	42,186
Ferrovial SA	3,961	93,792
Ferrovial SA New	69	1,634
Gas Natural SDG SA	2,490	53,846
Grifols SA	1,344	63,762
Iberdrola SA	32,491	227,545
Industria de Diseno Textil SA	7,360	264,757
International Consolidated Airlines Group SAa	13,440	114,508
Repsol SA	8,102	105,635
Telefonica SA	29,160	359,559

		2,885,188
SWEDEN — 1.10%
Alfa Laval AB	2,976	55,042
Assa Abloy AB	8,832	187,859
Atlas Copco AB Class A	4,192	112,381
Atlas Copco AB Class B	3,584	88,685
Boliden AB	2,884	53,010
Electrolux AB Class B	1,824	53,542
Hennes & Mauritz AB Class B	6,400	237,401
Hexagon AB Class B	1,856	67,357
Investment AB Kinnevik Class B	2,048	63,006
Investor AB Class B	3,936	150,019
Lundin Petroleum ABa	2,400	38,390
Millicom International Cellular SA SDR[b]	448	26,353

Security	Shares	Value

Nordea Bank AB	19,616	$217,391
Sandvik AB	8,357	86,578
Skandinaviska Enskilda Banken AB Class A	10,112	107,542
Skanska AB Class B	3,584	71,342
SKF AB Class B	3,200	55,809
Svenska Cellulosa AB SCA Class B	3,904	112,629
Svenska Handelsbanken AB Class A	10,688	143,878
Swedbank AB Class A	6,368	141,071
Swedish Match AB	1,696	58,516
Telefonaktiebolaget LM Ericsson Class B	21,024	204,789
TeliaSonera AB	12,640	62,047
Volvo AB Class B	11,211	115,952

		2,510,589
SWITZERLAND — 3.52%
ABB Ltd. Registered	15,968	303,065
Actelion Ltd. Registered	896	125,952
Adecco SA Registered	1,152	78,896
Aryzta AG	896	42,126
Baloise Holding AG Registered	608	73,934
Cie. Financiere Richemont SA Class A Registered	3,744	280,449
Credit Suisse Group AG Registered	10,880	234,122
Geberit AG Registered	384	128,542
Givaudan SA Registered	96	173,425
Julius Baer Group Ltd.	1,888	90,437
Kuehne + Nagel International AG Registered	608	82,273
LafargeHolcim Ltd. Registered	3,456	184,912
Nestle SA Registered	21,856	1,623,333
Novartis AG Registered	15,584	1,333,346
Partners Group Holding AG	256	92,518
Roche Holding AG	4,736	1,269,291
Schindler Holding AG Participation Certificates	384	63,244
Schindler Holding AG Registered	288	47,265
SGS SA Registered	64	122,527
Sonova Holding AG Registered	416	52,529
Swatch Group AG (The) Bearer	320	112,628
Swiss Life Holding AG Registered	288	72,704
Swiss Prime Site AG Registered	390	29,194
Swiss Re AG	2,304	219,765
Swisscom AG Registered	160	78,914
Syngenta AG Registered	672	247,959
Transocean Ltd.[b]	3,808	55,011
UBS Group AG	25,322	486,511
Weatherford International PLC[a]	6,176	66,763
Zurich Insurance Group AG	992	261,426

		8,033,061
UNITED KINGDOM — 7.50%
3i Group PLC	9,568	72,374
Aberdeen Asset Management PLC	8,544	41,079
Admiral Group PLC	2,016	49,192
Aggreko PLC	2,063	31,210
Anglo American PLC	9,600	59,054
Antofagasta PLC	4,992	38,136
ARM Holdings PLC	10,176	172,174
Associated British Foods PLC	2,976	158,853
AstraZeneca PLC	8,864	600,768
Auto Trader Group PLC[a,c]	3,489	21,339
Aviva PLC	26,540	204,348
Babcock International Group PLC	4,256	68,614
BAE Systems PLC	23,840	185,353

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Barclays PLC	111,552	$374,796
BG Group PLC	23,936	371,659
BHP Billiton PLC	14,656	175,810
BP PLC	126,016	730,788
British American Tobacco PLC	13,024	758,323
British Land Co. PLC (The)	8,608	108,067
BT Group PLC	60,224	450,058
Bunzl PLC	3,488	100,809
Burberry Group PLC	4,032	75,564
Capita PLC	4,896	93,746
Carnival PLC	1,472	76,778
Centrica PLC	35,200	115,564
Cobham PLC	11,232	51,297
Compass Group PLC	12,554	218,078
Croda International PLC	1,248	53,879
Diageo PLC	17,216	494,981
Experian PLC	7,552	139,940
G4S PLC	15,616	53,337
GKN PLC	14,944	67,598
GlaxoSmithKline PLC	32,640	665,998
Glencore PLC	80,420	117,074
Hammerson PLC	8,800	80,871
HSBC Holdings PLC	131,296	1,046,504
ICAP PLC	5,120	39,229
IMI PLC	2,688	38,601
Imperial Tobacco Group PLC	6,816	368,133
Inmarsat PLC	6,240	104,733
InterContinental Hotels Group PLC	2,243	86,301
Intertek Group PLC	1,376	58,555
Intu Properties PLC	9,843	47,932
Investec PLC	5,152	43,817
ITV PLC	29,280	119,444
J Sainsbury PLC	10,382	39,664
Johnson Matthey PLC	1,760	74,976
Kingfisher PLC	16,512	87,839
Land Securities Group PLC	7,232	134,011
Legal & General Group PLC	40,096	163,868
Lloyds Banking Group PLC	403,648	443,313
London Stock Exchange Group PLC	2,468	98,450
Marks & Spencer Group PLC	11,904	90,043
Meggitt PLC	8,320	48,556
National Grid PLC	23,424	326,439
Next PLC	1,184	141,156
Nielsen Holdings PLC	2,240	104,563
Old Mutual PLC	42,016	132,186
Pearson PLC	5,504	68,436
Prudential PLC	16,864	390,808
Randgold Resources Ltd.	896	54,516
Reckitt Benckiser Group PLC	4,192	393,127
RELX PLC	8,704	156,964
Rexam PLC	6,197	54,058
Rio Tinto PLC	9,248	307,446
Rolls-Royce Holdings PLC	13,632	124,455
Royal Bank of Scotland Group PLC[a]	24,032	109,394
Royal Dutch Shell PLC Class A	26,976	667,173
Royal Dutch Shell PLC Class B	16,672	414,592
RSA Insurance Group PLC	9,393	62,199
SABMiller PLC	6,592	400,043
Sage Group PLC (The)	10,656	94,077
SEGRO PLC	10,688	70,983
Severn Trent PLC	2,400	81,358
Shire PLC	4,352	304,363
Sky PLC	7,008	116,674

Security	Shares	Value

Smith & Nephew PLC	6,688	$113,259
Smiths Group PLC	4,064	63,194
SSE PLC	6,578	141,993
Standard Chartered PLC	18,496	155,136
Standard Life PLC	12,985	81,410
Tate & Lyle PLC	4,384	38,936
Tesco PLC[a]	55,296	139,172
TUI AG	4,288	71,131
Unilever PLC	8,768	374,045
United Utilities Group PLC	4,992	72,627
Vodafone Group PLC	179,779	606,869
Weir Group PLC (The)	1,824	33,003
Whitbread PLC	1,664	113,919
Wolseley PLC	2,091	121,308
WPP PLC	8,736	201,857

		17,114,347
UNITED STATES — 58.11%
3M Co.	4,288	671,415
Abbott Laboratories	10,208	458,543
AbbVie Inc.	11,552	671,749
Accenture PLC Class A	4,256	456,328
ACE Ltd.	2,144	246,238
Activision Blizzard Inc.	3,680	138,589
Adobe Systems Inc.[a]	3,488	319,013
ADT Corp. (The)	1,280	45,402
Advance Auto Parts Inc.	576	93,732
AES Corp./VA	4,704	46,993
Aetna Inc.	2,400	246,600
Affiliated Managers Group Inc.[a]	576	102,084
Aflac Inc.	2,464	160,751
AGCO Corp.	896	45,033
Agilent Technologies Inc.	2,400	100,368
Air Products & Chemicals Inc.	1,472	201,502
Airgas Inc.	576	79,603
Akamai Technologies Inc.[a]	1,376	79,271
Albemarle Corp.	768	41,134
Alcoa Inc.	8,768	82,068
Alexion Pharmaceuticals Inc.[a]	1,568	279,794
Alkermes PLC[a]	256	18,780
Alleghany Corp.[a]	128	65,198
Allergan PLC[a]	2,656	833,692
Alliance Data Systems Corp.[a]	416	119,330
Alliant Energy Corp.	1,056	63,561
Allstate Corp. (The)	2,912	182,757
Alnylam Pharmaceuticals Inc.[a]	608	63,268
Alphabet Inc. Class Aa	1,984	1,513,494
Alphabet Inc. Class Ca	2,112	1,568,371
Altera Corp.	2,208	116,582
Altria Group Inc.	13,376	770,458
Amazon.com Inc.[a]	2,720	1,808,256
Ameren Corp.	1,984	86,820
American Airlines Group Inc.	1,664	68,657
American Capital Agency Corp.	2,432	43,654
American Electric Power Co. Inc.	3,392	189,986
American Express Co.	6,272	449,326
American International Group Inc.	9,152	581,884
American Tower Corp.	2,880	286,214
American Water Works Co. Inc.	1,792	103,506
Ameriprise Financial Inc.	1,408	159,034
AmerisourceBergen Corp.	1,728	170,450
AMETEK Inc.	2,144	121,050

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Amgen Inc.	5,184	$835,142
Amphenol Corp. Class A	2,176	119,789
Anadarko Petroleum Corp.	3,456	207,014
Analog Devices Inc.	2,211	136,264
Annaly Capital Management Inc.	6,592	63,151
ANSYS Inc.[a]	865	80,627
Anthem Inc.	1,920	250,330
Aon PLC	2,048	194,028
Apache Corp.	2,528	124,327
Apple Inc.	39,424	4,663,859
Applied Materials Inc.	8,704	163,374
Arch Capital Group Ltd.[a]	1,728	125,228
Archer-Daniels-Midland Co.	4,480	163,475
Arrow Electronics Inc.[a]	864	48,868
Assurant Inc.	640	54,733
AT&T Inc.	40,256	1,355,420
Autodesk Inc.[a]	1,728	109,676
Autoliv Inc.[b]	704	88,584
Automatic Data Processing Inc.	3,264	281,553
AutoZone Inc.[a]	256	200,645
Avago Technologies Ltd.	1,856	242,115
AvalonBay Communities Inc.[b]	896	162,884
Avery Dennison Corp.	1,024	67,543
Avnet Inc.	1,120	50,758
Axis Capital Holdings Ltd.	864	48,384
Baker Hughes Inc.	2,976	160,912
Ball Corp.	1,344	93,300
Bank of America Corp.	71,744	1,250,498
Bank of New York Mellon Corp. (The)	7,840	343,706
Baxalta Inc.	4,320	148,522
Baxter International Inc.	3,328	125,299
BB&T Corp.	4,640	179,197
Becton Dickinson and Co.	1,320	198,330
Bed Bath & Beyond Inc.[a]	1,600	87,232
Berkshire Hathaway Inc. Class Ba	7,840	1,051,266
Best Buy Co. Inc.	2,400	76,272
Biogen Inc.[a]	1,632	468,156
BioMarin Pharmaceutical Inc.[a]	1,248	119,022
BlackRock Inc.[d]	864	314,254
Boeing Co. (The)	4,416	642,307
BorgWarner Inc.	1,568	66,938
Boston Properties Inc.	1,216	151,988
Boston Scientific Corp.[a]	10,432	190,697
Bristol-Myers Squibb Co.	11,360	761,234
Broadcom Corp. Class A	3,680	201,038
Brown-Forman Corp. Class B	1,056	108,282
Bunge Ltd.	1,120	74,603
CA Inc.	2,464	69,263
Cablevision Systems Corp. Class A	384	11,712
Cabot Oil & Gas Corp.	3,264	61,461
Calpine Corp.[a]	3,008	44,458
Cameron International Corp.[a]	1,728	118,005
Campbell Soup Co.	1,664	86,927
Capital One Financial Corp.	3,744	293,941
Cardinal Health Inc.	2,304	200,102
CarMax Inc.[a]	1,632	93,514
Carnival Corp.	2,528	127,740
Caterpillar Inc.	4,064	295,250
CBRE Group Inc. Class Aa	2,848	106,715
CBS Corp. Class B NVS	3,456	174,459
CDK Global Inc.	1,216	57,651
Celanese Corp. Series A	1,248	88,296
Celgene Corp.[a]	5,472	598,910

Security	Shares	Value

CenterPoint Energy Inc.	3,008	$50,986
CenturyLink Inc.	3,872	104,273
Cerner Corp.[a]	2,176	129,690
CF Industries Holdings Inc.	1,920	88,589
CH Robinson Worldwide Inc.	1,216	81,995
Charles Schwab Corp. (The)	8,704	293,412
Charter Communications Inc. Class Aa,b	608	113,915
Cheniere Energy Inc.[a]	1,792	85,210
Chevron Corp.	12,448	1,136,751
Chipotle Mexican Grill Inc.[a]	256	148,365
Chubb Corp. (The)	1,504	196,317
Church & Dwight Co. Inc.	992	85,084
Cigna Corp.	1,856	250,523
Cimarex Energy Co.	704	83,790
Cincinnati Financial Corp.	896	54,755
Cintas Corp.	1,120	102,581
Cisco Systems Inc.	34,432	938,272
CIT Group Inc.	1,312	56,364
Citigroup Inc.	20,576	1,112,956
Citizens Financial Group Inc.	3,644	97,040
Citrix Systems Inc.[a]	1,376	105,498
Clorox Co. (The)	768	95,462
CME Group Inc./IL	2,208	215,611
CMS Energy Corp.	2,272	79,565
Coach Inc.	1,920	60,998
Coca-Cola Co. (The)	28,096	1,197,452
Coca-Cola Enterprises Inc.	2,016	101,405
Cognizant Technology Solutions Corp. Class Aa	4,288	276,919
Colgate-Palmolive Co.	5,664	372,012
Columbia Pipeline Group Inc.	2,336	44,781
Comcast Corp. Class A	14,848	903,649
Comcast Corp. Class A Special NVS	2,240	136,730
Comerica Inc.	1,312	60,811
ConAgra Foods Inc.	3,136	128,356
Concho Resources Inc.[a]	864	94,556
ConocoPhillips	8,032	434,130
Consolidated Edison Inc.	2,048	127,283
Constellation Brands Inc. Class A	1,280	179,533
Continental Resources Inc./OKa	1,000	36,300
Core Laboratories NV	352	41,589
Corning Inc.	9,600	179,808
Costco Wholesale Corp.	3,008	485,551
CR Bard Inc.	576	107,608
Crown Castle International Corp.	2,272	195,188
Crown Holdings Inc.[a]	1,344	69,767
CSX Corp.	7,104	201,967
Cummins Inc.	1,312	131,685
CVS Health Corp.	7,872	740,677
Danaher Corp.	4,192	404,067
Darden Restaurants Inc.	1,120	62,910
DaVita HealthCare Partners Inc.[a]	1,280	93,491
Deere & Co.	2,272	180,783
Delphi Automotive PLC	1,952	171,542
DENTSPLY International Inc.	1,184	71,821
Devon Energy Corp.	2,560	117,786
Dick’s Sporting Goods Inc.	800	31,224
Digital Realty Trust Inc.	1,120	80,763
Discover Financial Services	3,392	192,530
Discovery Communications Inc. Class Aa,b	1,088	33,880
Discovery Communications Inc. Class C NVS[a]	2,432	71,939
DISH Network Corp. Class Aa	1,632	102,343
Dollar General Corp.	2,208	144,425
Dollar Tree Inc.[a]	1,848	139,450

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Dominion Resources Inc./VA	3,872	$260,857
Dover Corp.	1,440	94,896
Dow Chemical Co. (The)	7,776	405,363
DR Horton Inc.	2,560	82,714
Dr Pepper Snapple Group Inc.	1,664	149,344
DTE Energy Co.	1,248	100,452
Duke Energy Corp.	4,448	301,397
Duke Realty Corp.	3,968	80,749
Dun & Bradstreet Corp. (The)	448	48,290
Eastman Chemical Co.	1,216	88,342
Eaton Corp. PLC	3,136	182,390
Eaton Vance Corp. NVS	1,280	45,978
eBay Inc.[a]	7,648	226,304
Ecolab Inc.	2,016	240,227
Edgewell Personal Care Co.	448	36,064
Edison International	2,528	150,062
Edwards Lifesciences Corp.[a]	864	140,832
EI du Pont de Nemours & Co.	6,240	420,202
Electronic Arts Inc.[a]	2,336	158,357
Eli Lilly & Co.	6,880	564,435
EMC Corp./MA	13,536	343,002
Emerson Electric Co.	4,512	225,600
Energen Corp.	672	39,843
Ensco PLC Class A	1,664	28,488
Entergy Corp.	1,440	95,947
EOG Resources Inc.	3,840	320,371
EQT Corp.	1,184	67,748
Equifax Inc.	1,088	121,312
Equinix Inc.	400	118,600
Equity Residential	2,368	189,014
Essex Property Trust Inc.	544	125,550
Estee Lauder Companies Inc. (The) Class A	1,600	134,592
Everest Re Group Ltd.	288	53,119
Eversource Energy	2,240	114,128
Exelon Corp.	6,176	168,667
Expedia Inc.	864	106,367
Expeditors International of Washington Inc.	1,664	80,771
Express Scripts Holding Co.[a]	5,056	432,187
Exxon Mobil Corp.	28,704	2,343,969
F5 Networks Inc.[a]	608	62,624
Facebook Inc. Class Aa	14,528	1,514,399
Fastenal Co.[b]	2,208	89,601
Federal Realty Investment Trust	800	117,216
FedEx Corp.	1,984	314,543
Fidelity National Information Services Inc.	2,048	130,396
Fifth Third Bancorp	5,696	117,736
First Republic Bank/CA	1,280	88,141
FirstEnergy Corp.	3,168	99,444
Fiserv Inc.[a]	2,048	197,100
FleetCor Technologies Inc.[a]	577	88,691
Flextronics International Ltd.[a]	5,536	62,280
FLIR Systems Inc.	1,408	43,028
Flowserve Corp.	1,440	66,586
Fluor Corp.	1,376	66,874
FMC Corp.	1,184	50,876
FMC Technologies Inc.[a]	1,696	57,698
FNF Group	2,048	73,421
Ford Motor Co.	23,136	331,539
Franklin Resources Inc.	3,136	131,461
Freeport-McMoRan Inc.	7,904	64,655
Frontier Communications Corp.	8,416	41,996
Gap Inc. (The)	1,952	52,177
Garmin Ltd.	864	32,702

Security	Shares	Value

General Dynamics Corp.	2,112	$309,324
General Electric Co.	65,347	1,956,489
General Growth Properties Inc.	3,744	95,360
General Mills Inc.	3,904	225,495
General Motors Co.	9,797	354,651
Genuine Parts Co.	1,056	95,705
Gilead Sciences Inc.	10,176	1,078,249
Goldman Sachs Group Inc. (The)	2,624	498,613
H&R Block Inc.	2,528	92,752
Halliburton Co.	6,240	248,664
Hanesbrands Inc.	2,912	89,311
Harley-Davidson Inc.	1,312	64,183
Harman International Industries Inc.	544	56,119
Harris Corp.	960	79,805
Hartford Financial Services Group Inc. (The)	2,976	135,825
Hasbro Inc.	833	60,884
HCA Holdings Inc.[a]	2,240	152,454
HCP Inc.	3,328	118,244
Helmerich & Payne Inc.	1,056	61,512
Henry Schein Inc.[a]	736	115,169
Hershey Co. (The)	1,184	102,191
Hertz Global Holdings Inc.[a]	3,721	59,015
Hess Corp.	1,920	113,280
Hewlett Packard Enterprise Co.[a]	12,512	185,928
HollyFrontier Corp.	1,408	67,697
Hologic Inc.[a]	2,208	89,093
Home Depot Inc. (The)	9,024	1,208,133
Honeywell International Inc.	4,864	505,613
Hormel Foods Corp.	1,408	105,487
Host Hotels & Resorts Inc.	6,400	106,240
HP Inc.	12,512	156,901
Humana Inc.	1,024	172,708
IHS Inc. Class Aa	576	71,027
Illinois Tool Works Inc.	2,752	258,633
Illumina Inc.[a,b]	1,056	194,198
Incyte Corp.[a]	1,184	135,260
Ingersoll-Rand PLC	2,336	137,053
Intel Corp.	31,840	1,107,077
Intercontinental Exchange Inc.	800	207,872
International Business Machines Corp.	6,400	892,288
International Flavors & Fragrances Inc.	736	88,327
International Paper Co.	2,816	117,793
Interpublic Group of Companies Inc. (The)	3,552	81,696
Intuit Inc.	2,016	202,003
Intuitive Surgical Inc.[a]	232	120,645
Invesco Ltd.	3,360	113,198
Iron Mountain Inc.	1,299	36,086
Isis Pharmaceuticals Inc.[a,b]	928	56,645
Jacobs Engineering Group Inc.[a]	1,280	56,499
JB Hunt Transport Services Inc.	832	65,096
JM Smucker Co. (The)	1,056	127,977
Johnson & Johnson	19,008	1,924,370
Johnson Controls Inc.	4,256	195,776
JPMorgan Chase & Co.	25,376	1,692,072
Juniper Networks Inc.	3,200	96,416
Kansas City Southern	864	78,555
Kellogg Co.	1,760	121,035
Keurig Green Mountain Inc.	896	46,950
KeyCorp	6,176	80,967
Kimberly-Clark Corp.	2,400	285,960
Kimco Realty Corp.	2,592	67,625
Kinder Morgan Inc./DE	12,256	288,874
KLA-Tencor Corp.	1,344	89,336

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Kohl’s Corp.	1,536	$72,392
Kraft Heinz Co. (The)	3,808	280,612
Kroger Co. (The)	7,168	269,947
L Brands Inc.	1,728	164,869
L-3 Communications Holdings Inc.	800	97,928
Laboratory Corp. of America Holdings[a]	704	85,564
Lam Research Corp.	1,280	100,096
Las Vegas Sands Corp.	2,912	128,303
Legg Mason Inc.	1,216	53,966
Leggett & Platt Inc.	1,377	64,168
Leucadia National Corp.	2,496	44,129
Level 3 Communications Inc.[a]	2,304	117,112
Liberty Global PLC Series Aa	1,984	84,141
Liberty Global PLC Series C NVS[a]	3,808	156,128
Liberty Interactive Corp. QVC Group Series Aa	3,840	101,683
Liberty Media Corp. Class Aa	832	33,704
Liberty Media Corp. Class Ca	1,816	71,006
Liberty Property Trust	992	33,629
Lincoln National Corp.	2,144	117,899
Linear Technology Corp.	1,600	73,152
LinkedIn Corp. Class Aa	800	194,488
LKQ Corp.[a]	2,752	81,156
Lockheed Martin Corp.	1,920	420,787
Loews Corp.	2,240	84,874
Lowe’s Companies Inc.	6,880	527,008
lululemon athletica Inc.[a,b]	896	42,847
LyondellBasell Industries NV Class A	2,752	263,697
M&T Bank Corp.	992	124,327
Macerich Co. (The)	1,216	95,030
Macy’s Inc.	2,624	102,546
Mallinckrodt PLC[a]	864	58,674
ManpowerGroup Inc.	640	57,779
Marathon Oil Corp.	4,928	86,289
Marathon Petroleum Corp.	3,840	224,294
Markel Corp.[a]	96	86,896
Marriott International Inc./MD Class A	1,824	129,340
Marsh & McLennan Companies Inc.	3,200	176,960
Martin Marietta Materials Inc.	448	70,515
Marvell Technology Group Ltd.	3,840	34,022
Masco Corp.	2,944	88,055
MasterCard Inc. Class A	7,008	686,223
Mattel Inc.	2,240	55,686
Maxim Integrated Products Inc.	2,400	93,048
McCormick & Co. Inc./MD	1,088	93,481
McDonald’s Corp.	6,240	712,358
McGraw Hill Financial Inc.	1,888	182,135
McKesson Corp.	1,632	309,019
Mead Johnson Nutrition Co.	1,440	116,050
Medivation Inc.[a,b]	1,408	59,530
Merck & Co. Inc.	19,328	1,024,577
MetLife Inc.	6,304	322,071
MGM Resorts International[a]	3,360	76,406
Microchip Technology Inc.[b]	1,664	80,338
Micron Technology Inc.[a]	7,072	112,657
Microsoft Corp.	52,704	2,864,462
Mohawk Industries Inc.[a]	512	97,649
Molson Coors Brewing Co. Class B	1,216	111,908
Mondelez International Inc. Class A	11,488	501,566
Monsanto Co.	3,456	328,873
Monster Beverage Corp.[a]	1,056	163,268
Moody’s Corp.	1,504	155,093
Morgan Stanley	10,272	352,330
Mosaic Co. (The)	2,144	67,836

Security	Shares	Value

Motorola Solutions Inc.	1,664	$119,442
Murphy Oil Corp.	1,248	35,668
Nasdaq Inc.	1,120	65,654
National Oilwell Varco Inc.	2,912	108,734
Navient Corp.	3,584	42,685
NetApp Inc.	2,560	78,490
Netflix Inc.[a]	2,688	331,511
New York Community Bancorp Inc.	3,584	58,778
Newell Rubbermaid Inc.	2,080	92,893
Newmont Mining Corp.	3,392	62,447
News Corp. Class A	2,723	39,075
NextEra Energy Inc.	3,090	308,567
NIKE Inc. Class B	4,896	647,643
Noble Energy Inc.	3,040	111,477
Nordstrom Inc.	1,120	63,067
Norfolk Southern Corp.	2,240	212,934
Northern Trust Corp.	1,600	119,904
Northrop Grumman Corp.	1,472	274,322
NRG Energy Inc.	2,720	33,619
Nucor Corp.	2,240	92,848
NVIDIA Corp.	3,456	109,624
O’Reilly Automotive Inc.[a]	832	219,540
Occidental Petroleum Corp.	5,184	391,859
Omnicom Group Inc.	1,824	134,830
ONEOK Inc.	1,570	46,284
Oracle Corp.	24,032	936,527
PACCAR Inc.	2,528	131,355
Palo Alto Networks Inc.[a]	576	107,908
Parker-Hannifin Corp.	1,152	120,568
PartnerRe Ltd.	544	75,687
Patterson Companies Inc.	896	40,831
Paychex Inc.	2,432	131,936
PayPal Holdings Inc.[a]	7,648	269,669
People’s United Financial Inc.	2,752	46,096
Pepco Holdings Inc.	2,560	65,715
PepsiCo Inc.	10,080	1,009,613
Perrigo Co. PLC	1,024	152,975
Pfizer Inc.	41,376	1,355,892
PG&E Corp.	3,488	183,922
Philip Morris International Inc.	10,176	889,281
Phillips 66	3,776	345,617
Pinnacle West Capital Corp.	992	62,853
Pioneer Natural Resources Co.	1,056	152,856
Plum Creek Timber Co. Inc.	1,664	84,548
PNC Financial Services Group Inc. (The)[d]	3,488	333,139
PPG Industries Inc.	2,144	226,707
PPL Corp.	4,946	168,362
Praxair Inc.	1,824	205,747
Precision Castparts Corp.	992	229,688
Priceline Group Inc. (The)[a]	352	439,595
Principal Financial Group Inc.	2,144	110,330
Procter & Gamble Co. (The)	18,592	1,391,425
Progressive Corp. (The)	3,488	107,500
Prologis Inc.	3,904	166,896
Prudential Financial Inc.	3,040	263,112
Public Service Enterprise Group Inc.	4,160	162,656
Public Storage	1,056	253,503
PulteGroup Inc.	2,880	56,102
PVH Corp.	640	58,426
Qorvo Inc.[a]	1,101	63,935
QUALCOMM Inc.	10,944	533,958
Quanta Services Inc.[a,b]	2,016	44,453
Quest Diagnostics Inc.	1,152	78,705

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Ralph Lauren Corp.	416	$51,671
Range Resources Corp.	1,152	32,924
Raytheon Co.	2,272	281,796
Realty Income Corp.[b]	1,696	84,156
Red Hat Inc.[a]	1,440	117,230
Regency Centers Corp.	1,056	71,153
Regeneron Pharmaceuticals Inc.[a]	544	296,208
Regions Financial Corp.	9,792	99,291
RenaissanceRe Holdings Ltd.	416	46,076
Republic Services Inc.	2,176	95,592
Reynolds American Inc.	6,022	278,518
Rite Aid Corp.[a]	7,488	59,005
Robert Half International Inc.	1,344	68,786
Rockwell Automation Inc.	1,088	115,807
Rockwell Collins Inc.	1,152	106,767
Roper Technologies Inc.	864	167,175
Ross Stores Inc.	3,200	166,432
Royal Caribbean Cruises Ltd.	1,216	112,614
salesforce.com inc.[a]	4,288	341,711
SanDisk Corp.	1,536	113,464
SBA Communications Corp. Class Aa	1,088	114,414
SCANA Corp.	1,088	64,344
Schlumberger Ltd.	8,704	671,514
Scripps Networks Interactive Inc. Class A	704	39,987
Seagate Technology PLC	2,528	90,856
SEI Investments Co.	1,728	93,986
Sempra Energy	1,632	161,943
ServiceNow Inc.[a]	1,184	103,020
Sherwin-Williams Co. (The)	672	185,519
Signet Jewelers Ltd.	704	92,499
Simon Property Group Inc.	2,147	399,857
Sirius XM Holdings Inc.[a,b]	29,056	119,420
Skyworks Solutions Inc.	1,344	111,579
SL Green Realty Corp.	672	79,350
Southern Co. (The)	6,816	303,585
Spectra Energy Corp.	4,672	122,406
Splunk Inc.[a]	896	53,312
Sprint Corp.[a,b]	7,910	28,872
St. Jude Medical Inc.	2,208	139,325
Stanley Black & Decker Inc.	1,216	132,739
Staples Inc.	4,832	58,322
Starbucks Corp.	10,368	636,492
Starwood Hotels & Resorts Worldwide Inc.	1,408	101,151
State Street Corp.	3,072	222,966
Stericycle Inc.[a,b]	736	88,850
Stryker Corp.	2,048	197,550
SunTrust Banks Inc.	3,744	162,565
Symantec Corp.	5,024	98,370
Synchrony Financial[a]	5,540	176,338
Synopsys Inc.[a]	1,792	89,743
Sysco Corp.	3,968	163,085
T Rowe Price Group Inc.	1,856	141,334
T-Mobile U.S. Inc.[a]	2,272	80,656
Tableau Software Inc. Class Aa	160	15,525
Target Corp.	3,968	287,680
TD Ameritrade Holding Corp.	1,952	71,502
TE Connectivity Ltd.	2,816	188,925
Teradata Corp.[a,b]	1,376	41,156
Tesla Motors Inc.[a,b]	640	147,366
Tesoro Corp.	832	95,821
Texas Instruments Inc.	6,432	373,828
Textron Inc.	2,336	99,677
Thermo Fisher Scientific Inc.	2,624	363,162

Security	Shares	Value

Tiffany & Co.	896	$71,393
Time Warner Cable Inc.	1,952	360,671
Time Warner Inc.	5,920	414,282
TJX Companies Inc. (The)	4,960	350,176
Toll Brothers Inc.[a]	1,984	73,765
Torchmark Corp.	1,003	60,802
Total System Services Inc.	1,728	96,699
Tractor Supply Co.	1,088	97,213
TransDigm Group Inc.[a]	480	112,622
Travelers Companies Inc. (The)	2,176	249,304
Trimble Navigation Ltd.[a]	1,920	43,968
TripAdvisor Inc.[a]	864	71,168
Twenty-First Century Fox Inc. Class A	10,304	304,071
Twenty-First Century Fox Inc. Class B	1,920	57,504
Twitter Inc.[a]	3,616	91,846
Tyson Foods Inc. Class A	2,464	123,200
U.S. Bancorp	12,000	526,680
UDR Inc.	2,528	93,308
Ulta Salon Cosmetics & Fragrance Inc.[a]	512	85,504
Under Armour Inc. Class Aa,b	1,440	124,157
Union Pacific Corp.	6,080	510,416
United Parcel Service Inc. Class B	4,704	484,559
United Rentals Inc.[a]	800	62,936
United Technologies Corp.	5,568	534,806
UnitedHealth Group Inc.	6,496	732,164
Universal Health Services Inc. Class B	640	77,773
Unum Group	1,760	64,557
Valero Energy Corp.	3,616	259,846
Varian Medical Systems Inc.[a]	832	67,209
Ventas Inc.	2,152	114,788
VEREIT Inc.	6,240	51,979
VeriSign Inc.[a,b]	1,280	114,483
Verisk Analytics Inc. Class Aa,b	1,184	88,741
Verizon Communications Inc.	27,616	1,255,147
Vertex Pharmaceuticals Inc.[a]	1,760	227,674
VF Corp.	2,688	173,914
Viacom Inc. Class B NVS	2,560	127,462
Visa Inc. Class Ab	13,440	1,061,894
VMware Inc. Class Aa	608	37,337
Vornado Realty Trust	1,344	130,045
Vulcan Materials Co.	992	101,849
Wal-Mart Stores Inc.	10,592	623,233
Walgreens Boots Alliance Inc.	6,048	508,213
Walt Disney Co. (The)	11,072	1,256,340
Waste Management Inc.	2,912	156,578
Waters Corp.[a]	672	89,255
WEC Energy Group Inc.	2,594	127,936
Wells Fargo & Co.	33,216	1,830,202
Welltower Inc.	2,272	143,568
Western Digital Corp.	1,568	97,859
Western Union Co. (The)	4,320	81,475
WestRock Co.	2,088	105,715
Weyerhaeuser Co.	4,480	144,122
Whirlpool Corp.	608	98,812
WhiteWave Foods Co. (The)[a]	1,632	66,308
Whiting Petroleum Corp.[a]	1,664	27,473
Whole Foods Market Inc.	2,496	72,758
Williams Companies Inc. (The)	4,800	175,488
Willis Group Holdings PLC	1,088	50,004
WR Berkley Corp.	960	53,434
WW Grainger Inc.	480	96,259
Wyndham Worldwide Corp.	1,248	94,748
Wynn Resorts Ltd.[b]	658	41,303

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

November 30, 2015

Security	Shares	Value

Xcel Energy Inc.	3,520	$125,523
Xerox Corp.	9,056	95,541
Xilinx Inc.	2,080	103,355
XL Group PLC	2,016	76,971
Xylem Inc./NY	1,664	62,100
Yahoo! Inc.[a]	6,304	213,138
Yum! Brands Inc.	3,072	222,751
Zillow Group Inc. Class Ca,b	1,011	24,921
Zimmer Biomet Holdings Inc.	1,378	139,192
Zoetis Inc.	3,840	179,328

		132,639,937

TOTAL COMMON STOCKS
(Cost: $234,880,039)		226,949,909

PREFERRED STOCKS — 0.19%

GERMANY — 0.17%
Henkel AG & Co. KGaA	1,248	141,693
Porsche Automobil Holding SE	1,056	55,408
Volkswagen AG	1,440	200,069

		397,170
ITALY — 0.02%
Telecom Italia SpA RSP	36,832	42,401

		42,401
UNITED KINGDOM — 0.00%
Rolls Royce Holdings PLC	1,263,686	1,902

		1,902

TOTAL PREFERRED STOCKS
(Cost: $612,332)		441,473

RIGHTS — 0.01%

ITALY — 0.00%
Unione di Banche Italiane SpA[a]	9,676	—

		—
SPAIN — 0.01%
Telefonica SAa	29,160	10,564

		10,564
SWITZERLAND — 0.00%
Credit Suisse Group AGa	10,880	6,668

		6,668

Security	Shares	Value

UNITED KINGDOM — 0.00%
Standard Chartered PLC[a]	5,284	$7,238

		7,238

TOTAL RIGHTS
(Cost: $10,711)		24,470

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.21%[d,e,f]	4,364,068	4,364,068
BlackRock Cash Funds: Prime,
SL Agency Shares
0.20%[d,e,f]	224,360	224,360
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.05%[d,e]	105,742	105,742

		4,694,170

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,694,170)		4,694,170

TOTAL INVESTMENTS IN SECURITIES — 101.68%
(Cost: $240,197,252)		232,110,022
Other Assets, Less Liabilities — (1.68)%		(3,842,077)

NET ASSETS — 100.00%		$228,267,945

NVS  —   Non-Voting Shares

SDR  —   Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

166

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Core MSCI Emerging Markets	MSCI Global Metals & Mining Producers
Currency Hedged MSCI EM Minimum Volatility[a]	MSCI Global Silver Miners
Currency Hedged MSCI Emerging Markets	MSCI Hong Kong
MSCI All Country World Minimum Volatility	MSCI Israel Capped
MSCI Australia	MSCI Italy Capped
MSCI Austria Capped	MSCI Japan
MSCI Belgium Capped	MSCI Japan Small-Cap
MSCI Brazil Capped	MSCI Malaysia
MSCI BRIC	MSCI Mexico Capped
MSCI Canada	MSCI Netherlands
MSCI Chile Capped	MSCI Pacific ex Japan
MSCI Colombia Capped	MSCI Russia Capped
MSCI Emerging Markets	MSCI Singapore
MSCI Emerging Markets Asia	MSCI South Africa
MSCI Emerging Markets Horizon	MSCI South Korea Capped
MSCI Emerging Markets Minimum Volatility	MSCI Spain Capped
MSCI Emerging Markets Small-Cap	MSCI Sweden
MSCI Eurozone	MSCI Switzerland Capped
MSCI France	MSCI Taiwan

167

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	iShares ETF
MSCI Frontier 100	MSCI Thailand Capped
MSCI Germany	MSCI Turkey
MSCI Global Agriculture Producers	MSCI USA Equal Weighted
MSCI Global Energy Producers	MSCI World
MSCI Global Gold Miners

[a]	The Fund commenced operations on October 29, 2015.

Each of the iShares Core MSCI Emerging Markets, iShares MSCI BRIC, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Minimum Volatility and iShares MSCI Emerging Markets Small-Cap ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

168

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

169

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total

Core MSCI Emerging Markets
Investments:
Assets:
Common Stocks	$8,490,233,152	$24,930,061	$3,579,145	$8,518,742,358
Preferred Stocks	243,074,358	—	—	243,074,358
Rights	134,688	152,923	—	287,611
Money Market Funds	493,904,095	—	—	493,904,095

Total	$9,227,346,293	$25,082,984	$3,579,145	$9,256,008,422

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(544,853)	$—	$—	$(544,853)

Total	$(544,853)	$—	$—	$(544,853)

Currency Hedged MSCI EM Minimum Volatility
Investments:
Assets:
Investment Companies	$2,363,144	$—	$—	$2,363,144
Money Market Funds	1,243	—	—	1,243

Total	$2,364,387	$—	$—	$2,364,387

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$22,086	$—	$22,086
Liabilities:
Forward Currency Contracts	—	(8,847)	—	(8,847)

Total	$—	$13,239	$—	$13,239

Currency Hedged MSCI Emerging Markets
Investments:
Assets:
Investment Companies	$214,827,507	$—	$—	$214,827,507
Money Market Funds	120,523	—	—	120,523

Total	$214,948,030	$—	$—	$214,948,030

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$2,802,488	$—	$2,802,488
Liabilities:
Forward Currency Contracts	—	(1,326,999)	$—	(1,326,999)

Total	$—	$1,475,489	$—	$1,475,489

MSCI All Country World Minimum Volatility
Investments:
Assets:
Common Stocks	$2,203,734,859	$9,767,323	$614,953	$2,214,117,135
Preferred Stocks	1,387,847	—	—	1,387,847
Rights	28,280	—	—	28,280
Money Market Funds	36,338,011	—	—	36,338,011

Total	$2,241,488,997	$9,767,323	$614,953	$2,251,871,273

170

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total

MSCI Australia
Investments:
Assets:
Common Stocks	$1,335,729,555	$—	$—	$1,335,729,555
Money Market Funds	6,940,420	—	—	6,940,420

Total	$1,342,669,975	$—	$—	$1,342,669,975

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$157,957	$—	$—	$157,957

Total	$157,957	$—	$—	$157,957

MSCI Austria Capped
Investments:
Assets:
Common Stocks	$60,567,000	$—	$20	$60,567,020
Money Market Funds	44,179	—	—	44,179

Total	$60,611,179	$—	$20	$60,611,199

MSCI Belgium Capped
Investments:
Assets:
Common Stocks	$169,821,110	$—	$—	$169,821,110
Money Market Funds	3,906,429	—	—	3,906,429

Total	$173,727,539	$—	$—	$173,727,539

MSCI Brazil Capped
Investments:
Assets:
Common Stocks	$1,168,155,297	$—	$—	$1,168,155,297
Preferred Stocks	603,485,518	—	—	603,485,518
Money Market Funds	837,098	—	—	837,098

Total	$1,772,477,913	$—	$—	$1,772,477,913

MSCI BRIC
Investments:
Assets:
Common Stocks	$177,907,406	$936,369	$93,140	$178,936,915
Preferred Stocks	9,570,642	—	—	9,570,642
Money Market Funds	4,297,740	—	—	4,297,740

Total	$191,775,788	$936,369	$93,140	$192,805,297

MSCI Canada
Investments:
Assets:
Common Stocks	$1,914,881,769	$—	$—	$1,914,881,769
Money Market Funds	14,251,373	—	—	14,251,373

Total	$1,929,133,142	$—	$—	$1,929,133,142

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$79,686	$—	$—	$79,686

Total	$79,686	$—	$—	$79,686

MSCI Chile Capped
Investments:
Assets:
Common Stocks	$186,586,295	$—	$—	$186,586,295
Preferred Stocks	14,101,120	—	—	14,101,120
Money Market Funds	380,581	—	—	380,581

Total	$201,067,996	$—	$—	$201,067,996

171

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total

MSCI Colombia Capped
Investments:
Assets:
Common Stocks	$9,858,693	$—	$—	$9,858,693
Preferred Stocks	3,261,360	—	—	3,261,360
Money Market Funds	319,744	—	—	319,744

Total	$13,439,797	$—	$—	$13,439,797

MSCI Emerging Markets
Investments:
Assets:
Common Stocks	$21,212,675,904	$47,443,796	$4,310,601	$21,264,430,301
Preferred Stocks	706,373,680	—	—	706,373,680
Rights	316,926	—	—	316,926
Money Market Funds	982,914,676	—	—	982,914,676

Total	$22,902,281,186	$47,443,796	$4,310,601	$22,954,035,583

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$922,046	$—	$—	$922,046

Total	$922,046	$—	$—	$922,046

MSCI Emerging Markets Asia
Investments:
Assets:
Common Stocks	$125,992,901	$438,521	$28,381	$126,459,803
Preferred Stocks	1,455,105	—	—	1,455,105
Rights	2,993	—	—	2,993
Money Market Funds	6,164,222	—	—	6,164,222

Total	$133,615,221	$438,521	$28,381	$134,082,123

Emerging Markets Horizon
Investments:
Assets:
Common Stocks	$892,499	$—	$—	$892,499
Preferred Stocks	6,756	—	—	6,756
Rights	40	—	—	40
Money Market Funds	14,666	—	—	14,666

Total	$913,961	$—	$—	$913,961

MSCI Emerging Markets Minimum Volatility
Investments:
Assets:
Common Stocks	$2,687,897,114	$—	$1,406,652	$2,689,303,766
Preferred Stocks	23,041,617	—	—	23,041,617
Rights	600,023	—	—	600,023
Money Market Funds	66,222,280	—	—	66,222,280

Total	$2,777,761,034	$—	$1,406,652	$2,779,167,686

MSCI Emerging Markets Small-Cap
Investments:
Assets:
Common Stocks	$81,460,830	$927,494	$300,298	$82,688,622
Preferred Stocks	285,685	—	—	285,685
Rights	269	8,359	—	8,628
Money Market Funds	14,258,799	—	—	14,258,799

Total	$96,005,583	$935,853	$300,298	$97,241,734

172

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total

MSCI Eurozone
Investments:
Assets:
Common Stocks	$12,878,235,234	$636,275	$7	$12,878,871,516
Preferred Stocks	244,040,809	—	—	244,040,809
Rights	5,437,129	33	—	5,437,162
Money Market Funds	74,968,298	—	—	74,968,298

Total	$13,202,681,470	$636,308	$7	$13,203,317,785

MSCI France
Investments:
Assets:
Common Stocks	$402,663,349	$—	$—	$402,663,349
Money Market Funds	2,833,439	—	—	2,833,439

Total	$405,496,788	$—	$—	$405,496,788

MSCI Frontier 100
Investments:
Assets:
Common Stocks	$466,812,825	$80	$—	$466,812,905
Convertible Bonds	—	249,267	—	249,267
Money Market Funds	7,449,157	—	—	7,449,157

Total	$474,261,982	$249,347	$—	$474,511,329

Liabilities:
Short Positions	$(2,640)	$—	$—	$(2,640)

Total	$(2,640)	$—	$—	$(2,640)

MSCI Germany
Investments:
Assets:
Common Stocks	$5,652,023,236	$—	$—	$5,652,023,236
Preferred Stocks	320,605,250	—	—	320,605,250
Money Market Funds	335,506	—	—	335,506

Total	$5,972,963,992	$—	$—	$5,972,963,992

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$2,912,585	$—	$—	$2,912,585

Total	$2,912,585	$—	$—	$2,912,585

MSCI Global Agriculture Producers
Investments:
Assets:
Common Stocks	$25,941,139	$13,197	$0[b]	$25,954,336
Investment Companies	377,803	—	—	377,803
Preferred Stocks	130,640	—	—	130,640
Money Market Funds	627,067	—	—	627,067

Total	$27,076,649	$13,197	$0[b]	$27,089,846

MSCI Global Energy Producers
Investments:
Assets:
Common Stocks	$30,747,069	$—	$—	$30,747,069
Preferred Stocks	196,446	—	—	196,446
Warrants	—	0[b]	—	0[b]
Money Market Funds	230,562	—	—	230,562

Total	$31,174,077	$0[b]	$—	$31,174,077

MSCI Global Gold Miners
Investments:
Assets:
Common Stocks	$46,432,871	$—	$—	$46,432,871
Money Market Funds	1,123,801	—	—	1,123,801

Total	$47,556,672	$—	$—	$47,556,672

173

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total

MSCI Global Metals & Mining Producers
Investments:
Assets:
Common Stocks	$78,582,519	$58,886	$1	$78,641,406
Preferred Stocks	1,325,204	—	—	1,325,204
Rights	2,495	—	—	2,495
Money Market Funds	4,888,495	—	—	4,888,495

Total	$84,798,713	$58,886	$1	$84,857,600

MSCI Global Silver Miners
Investments:
Assets:
Common Stocks	$12,215,362	$55,873	$193	$12,271,428
Money Market Funds	761,275	—	—	761,275

Total	$12,976,637	$55,873	$193	$13,032,703

MSCI Hong Kong
Investments:
Assets:
Common Stocks	$2,506,048,145	$46,600,531	$—	$2,552,648,676
Money Market Funds	80,338,249	—	—	80,338,249

Total	$2,586,386,394	$46,600,531	$—	$2,632,986,925

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(352,279)	$—	$—	$(352,279)

Total	$(352,279)	$—	$—	$(352,279)

MSCI Israel Capped
Investments:
Assets:
Common Stocks	$120,291,867	$—	$—	$120,291,867
Money Market Funds	4,154,676	—	—	4,154,676

Total	$124,446,543	$—	$—	$124,446,543

MSCI Italy Capped
Investments:
Assets:
Common Stocks	$1,247,148,886	$—	$—	$1,247,148,886
Preferred Stocks	22,550,758	—	—	22,550,758
Rights	—	54	—	54
Money Market Funds	51,434,991	—	—	51,434,991

Total	$1,321,134,635	$54	$—	$1,321,134,689

MSCI Japan
Investments:
Assets:
Common Stocks	$19,956,496,972	$—	$—	$19,956,496,972
Money Market Funds	64,485,518	—	—	64,485,518

Total	$20,020,982,490	$—	$—	$20,020,982,490

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$15,595,635	$—	$—	$15,595,635

Total	$15,595,635	$—	$—	$15,595,635

MSCI Japan Small-Cap
Investments:
Assets:
Common Stocks	$199,618,268	$—	$—	$199,618,268
Money Market Funds	6,425,538	—	—	6,425,538

Total	$206,043,806	$—	$—	$206,043,806

174

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total

MSCI Malaysia
Investments:
Assets:
Common Stocks	$268,117,487	$—	$—	$268,117,487
Rights	135,517	—	—	135,517
Money Market Funds	37,536,053	—	—	37,536,053

Total	$305,789,057	$—	$—	$305,789,057

MSCI Mexico Capped
Investments:
Assets:
Common Stocks	$1,240,560,737	$—	$18	$1,240,560,755
Money Market Funds	44,578,389	—	—	44,578,389

Total	$1,285,139,126	$—	$18	$1,285,139,144

MSCI Netherlands
Investments:
Assets:
Common Stocks	$167,878,414	$—	$1	$167,878,415
Money Market Funds	2,570,301	—	—	2,570,301

Total	$170,448,715	$—	$1	$170,448,716

MSCI Pacific ex Japan
Investments:
Assets:
Common Stocks	$1,908,138,005	$9,637,613	$—	$1,917,775,618
Money Market Funds	41,318,304	—	—	41,318,304

Total	$1,949,456,309	$9,637,613	$—	$1,959,093,922

MSCI Russia Capped
Investments:
Assets:
Common Stocks	$216,049,518	$—	$—	$216,049,518
Preferred Stocks	16,410,606	—	—	16,410,606
Money Market Funds	460,257	—	—	460,257

Total	$232,920,381	$—	$—	$232,920,381

MSCI Singapore
Investments:
Assets:
Common Stocks	$572,194,538	$—	$—	$572,194,538
Money Market Funds	12,618,655	—	—	12,618,655

Total	$584,813,193	$—	$—	$584,813,193

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(62,828)	$—	$—	$(62,828)

Total	$(62,828)	$—	$—	$(62,828)

MSCI South Africa
Investments:
Assets:
Common Stocks	$388,997,491	$—	$1,821	$388,999,312
Money Market Funds	2,245,924	—	—	2,245,924

Total	$391,243,415	$—	$1,821	$391,245,236

MSCI South Korea Capped
Investments:
Assets:
Common Stocks	$3,132,971,726	$—	$—	$3,132,971,726
Preferred Stocks	119,264,163	—	—	119,264,163
Money Market Funds	137,438,435	—	—	137,438,435

Total	$3,389,674,324	$—	$—	$3,389,674,324

175

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Spain Capped
Investments:
Assets:
Common Stocks	$1,480,578,779	$957,622	$—	$1,481,536,401
Rights	4,753,428	—	—	4,753,428
Money Market Funds	1,020,724	—	—	1,020,724

Total	$1,486,352,931	$957,622	$—	$1,487,310,553

MSCI Sweden
Investments:
Assets:
Common Stocks	$374,112,203	$—	$—	$374,112,203
Money Market Funds	8,855	—	—	8,855

Total	$374,121,058	$—	$—	$374,121,058

MSCI Switzerland Capped
Investments:
Assets:
Common Stocks	$1,162,192,483	$—	$—	$1,162,192,483
Rights	1,048,295	—	—	1,048,295
Money Market Funds	11,280,357	—	—	11,280,357

Total	$1,174,521,135	$—	$—	$1,174,521,135

MSCI Taiwan
Investments:
Assets:
Common Stocks	$2,820,649,466	$—	$2	$2,820,649,468
Money Market Funds	189,866,008	—	—	189,866,008

Total	$3,010,515,474	$—	$2	$3,010,515,476

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(20,342)	$—	$—	$(20,342)

Total	$(20,342)	$—	$—	$(20,342)

MSCI Thailand Capped
Investments:
Assets:
Common Stocks	$226,152,843	$—	$—	$226,152,843
Rights	—	0[b]	—	0[b]
Money Market Funds	35,547,210	—	—	35,547,210

Total	$261,700,053	$0[b]	$—	$261,700,053

MSCI Turkey
Investments:
Assets:
Common Stocks	$325,243,914	$—	$—	$325,243,914
Money Market Funds	46,298,839	—	—	46,298,839

Total	$371,542,753	$—	$—	$371,542,753

MSCI USA Equal Weighted
Investments:
Assets:
Common Stocks	$43,525,446	$—	$—	$43,525,446
Money Market Funds	1,676,614	—	—	1,676,614

Total	$45,202,060	$—	$—	$45,202,060

176

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI World
Investments:
Assets:
Common Stocks	$226,799,667	$150,242	$—	$226,949,909
Preferred Stocks	439,571	1,902	—	441,473
Rights	24,470	0[b]	—	24,470
Money Market Funds	4,694,170	—	—	4,694,170

Total	$231,957,878	$152,144	$—	$232,110,022

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The following Funds had transfers from Level 1 to Level 2 during the three months ended November 30, 2015, resulting from temporary suspensions of trading.

iShares ETF	Amount of Transfer
MSCI Belgium Capped	$1,676,021
MSCI Hong Kong	48,584,044

The iShares MSCI Emerging Markets Small-Cap ETF had transfers from Level 1 to Level 2 during the three months ended November 30, 2015 in the amount of $643,406, resulting from a temporary suspension of trading, and in the amount of $114,150, due to a corporate action.

The iShares MSCI Emerging Markets Small-Cap ETF had transfers from Level 2 to Level 1 during the three months ended November 30, 2015 in the amount of $79,384 resulting from the resumption of trading after a temporary suspension.

The iShares MSCI South Korea Capped ETF had transfers from Level 2 to Level 1 during the three months ended November 30, 2015 in the amount of $34,531,387, resulting from the resumption of trading after a temporary suspension.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$10,533,294,829	$439,777,673	$(1,717,064,080)	$(1,277,286,407)
Currency Hedged MSCI EM Minimum Volatility	2,458,084	—	(93,697)	(93,697)
Currency Hedged MSCI Emerging Markets	247,971,150	—	(33,023,120)	(33,023,120)
MSCI All Country World Minimum Volatility	2,115,004,654	227,803,876	(90,937,257)	136,866,619
MSCI Australia	1,791,228,273	39,989,452	(488,547,750)	(448,558,298)
MSCI Austria Capped	88,205,748	360,560	(27,955,109)	(27,594,549)
MSCI Belgium Capped	182,552,214	7,764,552	(16,589,227)	(8,824,675)
MSCI Brazil Capped	2,414,745,787	390,598,544	(1,032,866,418)	(642,267,874)
MSCI BRIC	235,248,497	27,327,757	(69,770,957)	(42,443,200)
MSCI Canada	2,749,421,557	109,306,189	(929,594,604)	(820,288,415)

177

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Chile Capped	$224,532,286	$20,273,944	$(43,738,234)	$(23,464,290)
MSCI Colombia Capped	25,575,465	2,222	(12,137,890)	(12,135,668)
MSCI Emerging Markets	27,399,752,692	3,056,171,859	(7,501,888,968)	(4,445,717,109)
MSCI Emerging Markets Asia	147,216,776	6,683,664	(19,818,317)	(13,134,653)
MSCI Emerging Markets Horizon	1,210,828	17,553	(314,420)	(296,867)
MSCI Emerging Markets Minimum Volatility	3,068,230,740	143,398,626	(432,461,680)	(289,063,054)
MSCI Emerging Markets Small-Cap	110,591,461	6,014,890	(19,364,617)	(13,349,727)
MSCI Eurozone	14,273,411,175	455,241,272	(1,525,334,662)	(1,070,093,390)
MSCI France	476,277,141	8,485,985	(79,266,338)	(70,780,353)
MSCI Frontier 100	587,646,234	31,933,607	(145,068,512)	(113,134,905)
MSCI Germany	6,701,125,566	220,108,483	(948,270,057)	(728,161,574)
MSCI Global Agriculture Producers	32,435,391	1,010,287	(6,355,832)	(5,345,545)
MSCI Global Energy Producers	36,803,319	455,868	(6,085,110)	(5,629,242)
MSCI Global Gold Miners	87,763,203	103,470	(40,310,001)	(40,206,531)
MSCI Global Metals & Mining Producers	141,700,631	530,504	(57,373,535)	(56,843,031)
MSCI Global Silver Miners	20,724,662	8,216	(7,700,175)	(7,691,959)
MSCI Hong Kong	2,961,712,916	99,762,273	(428,488,264)	(328,725,991)
MSCI Israel Capped	142,381,004	1,356,075	(19,290,536)	(17,934,461)
MSCI Italy Capped	1,514,594,510	30,340,391	(223,800,212)	(193,459,821)
MSCI Japan	21,013,355,543	1,247,699,157	(2,240,072,210)	(992,373,053)
MSCI Japan Small-Cap	214,667,107	7,373,901	(15,997,202)	(8,623,301)
MSCI Malaysia	203,330,569	130,772,274	(28,313,786)	102,458,488
MSCI Mexico Capped	1,807,222,450	15,969,242	(538,052,548)	(522,083,306)
MSCI Netherlands	189,343,173	6,030,745	(24,925,202)	(18,894,457)
MSCI Pacific ex Japan	2,389,683,993	137,697,782	(568,287,853)	(430,590,071)
MSCI Russia Capped	354,856,803	2,184,134	(124,120,556)	(121,936,422)
MSCI Singapore	749,622,737	6,729,803	(171,539,347)	(164,809,544)
MSCI South Africa	551,611,530	17,531,505	(177,897,799)	(160,366,294)
MSCI South Korea Capped	2,031,114,611	1,441,333,693	(82,773,980)	1,358,559,713
MSCI Spain Capped	1,879,329,981	39,477,095	(431,496,523)	(392,019,428)
MSCI Sweden	435,818,535	9,103,603	(70,801,081)	(61,697,478)
MSCI Switzerland Capped	1,278,068,965	26,696,551	(130,244,381)	(103,547,830)
MSCI Taiwan	2,244,825,363	1,082,835,256	(317,145,143)	765,690,113
MSCI Thailand Capped	376,184,264	2,708,421	(117,192,632)	(114,484,211)
MSCI Turkey	608,020,623	146,215	(236,624,085)	(236,477,870)
MSCI USA Equal Weighted	44,659,456	2,962,741	(2,420,137)	542,604
MSCI World	240,197,252	14,136,861	(22,224,091)	(8,087,230)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

178

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of November 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Each of the iShares Currency Hedged MSCI EM Minimum Volatility and iShares Currency Hedged MSCI Emerging Markets ETFs currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended November 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EM Minimum Volatility
iShares MSCI Emerging Markets Minimum Volatility ETF	—	46,981	—	46,981	$2,363,144	$—	$—

Currency Hedged MSCI Emerging Markets
iShares MSCI Emerging Markets ETF	6,243,211	739,530	(662,426)	6,320,315	$214,827,507	$—	$(836,122)

MSCI Global Agriculture Producers
iShares India 50 ETF	13,844	—	—	13,844	$377,803	$—	$—

MSCI USA Equal Weighted
BlackRock Inc.	226	22	(54)	194	$70,562	$—	$2,379
PNC Financial Services Group Inc. (The)	776	97	(150)	723	69,054	415	1,232

					$139,616	$415	$3,611

179

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI World
BlackRock Inc.	810	54	—	864	$314,254	$—	$—
PNC Financial Services Group Inc. (The)	3,270	218	—	3,488	333,139	1,779	—

					$647,393	$1,779	$—

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

180

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 29, 2016